Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.0%
Adient PLC *	51,730	806,471
American Axle & Manufacturing Holdings, Inc. *	67,373	295,767
Aptiv PLC *	131,367	8,776,629
Autoliv, Inc.	41,987	4,317,103
BorgWarner, Inc.	124,669	4,125,297
Dana, Inc.	73,674	1,225,199
Dorman Products, Inc. *	15,339	1,983,486
Ford Motor Co.	2,228,228	23,129,007
Fox Factory Holding Corp. *	23,427	600,903
Garrett Motion, Inc.	65,699	696,409
General Motors Co.	570,400	28,297,544
Gentex Corp.	132,800	2,864,496
Gentherm, Inc. *	18,964	518,950
Goodyear Tire & Rubber Co. *	163,651	1,867,258
Harley-Davidson, Inc.	67,523	1,634,732
Holley, Inc. *	66,146	128,323
LCI Industries	14,021	1,221,790
Lear Corp.	30,740	2,779,511
Lucid Group, Inc. *(a)	700,114	1,561,254
Luminar Technologies, Inc. *(a)	17,000	61,030
Mobileye Global, Inc., Class A *	57,099	927,859
Modine Manufacturing Co. *	29,962	2,720,550
Patrick Industries, Inc.	19,599	1,682,770
Phinia, Inc.	23,292	1,010,873
QuantumScape Corp. *	236,939	947,756
Rivian Automotive, Inc., Class A *	416,344	6,049,478
Solid Power, Inc. *	124,586	194,354
Standard Motor Products, Inc.	10,195	308,909
Stoneridge, Inc. *	16,000	80,320
Tesla, Inc. *	1,604,215	555,796,329
Thor Industries, Inc.	30,371	2,465,821
Visteon Corp. *	15,245	1,287,059
Winnebago Industries, Inc.	16,587	562,797
XPEL, Inc. *	12,291	442,107
		661,368,141

Banks 3.7%
1st Source Corp.	9,726	589,007
Amalgamated Financial Corp.	12,143	366,961
Amerant Bancorp, Inc.	20,190	353,931
Ameris Bancorp	36,859	2,265,723
Arrow Financial Corp.	9,966	256,625
Associated Banc-Corp.	92,937	2,153,350
Atlantic Union Bankshares Corp.	73,111	2,194,792
Axos Financial, Inc. *	30,914	2,149,760
Banc of California, Inc.	81,892	1,123,558
BancFirst Corp.	11,584	1,432,999
Bancorp, Inc. *	27,913	1,426,354
Bank First Corp.	5,857	681,169
Bank of America Corp.	3,793,298	167,398,241
Bank of Hawaii Corp.	22,289	1,482,441
Bank of Marin Bancorp	7,905	168,456
Bank OZK	60,373	2,676,335
BankUnited, Inc.	42,482	1,443,538
Banner Corp.	19,245	1,186,454
SECURITY	NUMBER OF SHARES	VALUE ($)
Berkshire Hills Bancorp, Inc.	24,095	596,592
BOK Financial Corp.	12,792	1,207,821
Brookline Bancorp, Inc.	49,652	512,905
Burke & Herbert Financial Services Corp.	7,558	430,201
Business First Bancshares, Inc.	14,412	342,861
Byline Bancorp, Inc.	13,331	344,873
Cadence Bank	105,755	3,204,377
Camden National Corp.	10,417	409,805
Capitol Federal Financial, Inc.	72,261	412,610
Cathay General Bancorp	40,648	1,741,970
Central Pacific Financial Corp.	14,712	392,810
Citigroup, Inc.	1,076,327	81,068,950
Citizens Financial Group, Inc.	251,538	10,149,558
Citizens Financial Services, Inc.	2,244	137,221
City Holding Co.	7,825	922,489
Coastal Financial Corp. *	6,877	604,420
Columbia Banking System, Inc.	119,453	2,792,811
Columbia Financial, Inc. *	18,040	258,152
Comerica, Inc.	74,553	4,256,231
Commerce Bancshares, Inc.	70,793	4,460,667
Community Financial System, Inc.	30,847	1,734,835
Community Trust Bancorp, Inc.	8,318	424,634
ConnectOne Bancorp, Inc.	20,543	471,873
Cullen/Frost Bankers, Inc.	36,282	4,607,088
Customers Bancorp, Inc. *	19,029	969,718
CVB Financial Corp.	74,253	1,392,244
Dime Community Bancshares, Inc.	23,671	607,398
Eagle Bancorp, Inc.	17,229	303,230
East West Bancorp, Inc.	79,392	7,240,550
Eastern Bankshares, Inc.	111,255	1,668,825
Enterprise Financial Services Corp.	20,639	1,092,629
Equity Bancshares, Inc., Class A	7,993	311,247
FB Financial Corp.	19,167	836,640
Fifth Third Bancorp	385,083	14,706,320
Financial Institutions, Inc.	14,641	378,031
First BanCorp	94,255	1,883,215
First Bancorp/Southern Pines NC	22,880	946,546
First Busey Corp.	46,796	1,035,128
First Citizens BancShares, Inc., Class A	6,580	12,165,630
First Commonwealth Financial Corp.	58,893	919,909
First Community Bankshares, Inc.	9,732	365,923
First Financial Bancorp	53,104	1,282,993
First Financial Bankshares, Inc.	73,874	2,604,797
First Financial Corp.	5,687	294,814
First Foundation, Inc. *	43,949	226,777
First Hawaiian, Inc.	72,533	1,732,088
First Horizon Corp.	300,542	5,974,775
First Interstate BancSystem, Inc., Class A	50,702	1,376,559
First Merchants Corp.	33,666	1,269,208
First Mid Bancshares, Inc.	13,243	467,213
First of Long Island Corp.	10,963	130,131
Firstsun Capital Bancorp *	5,903	211,505
Five Star Bancorp	10,105	282,536
Flagstar Financial, Inc.	176,015	2,027,693
Flushing Financial Corp.	14,896	179,199
FNB Corp.	206,234	2,860,466
Fulton Financial Corp.	103,400	1,783,650
German American Bancorp, Inc.	21,475	820,667

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Glacier Bancorp, Inc.	63,863	2,648,399
Great Southern Bancorp, Inc.	4,752	265,827
Hancock Whitney Corp.	48,613	2,657,673
Hanmi Financial Corp.	15,737	360,692
HarborOne Bancorp, Inc.	22,917	260,795
HBT Financial, Inc.	6,770	158,418
Heritage Commerce Corp.	32,660	302,432
Heritage Financial Corp.	19,785	462,573
Hilltop Holdings, Inc.	30,190	900,266
Home BancShares, Inc.	107,012	3,027,369
HomeTrust Bancshares, Inc.	8,573	309,400
Hope Bancorp, Inc.	69,391	696,686
Horizon Bancorp, Inc.	22,694	336,779
Huntington Bancshares, Inc.	832,051	13,004,957
Independent Bank Corp, MI	12,311	388,166
Independent Bank Corp.	24,229	1,490,084
International Bancshares Corp.	30,629	1,918,294
JPMorgan Chase & Co.	1,603,195	423,243,480
Kearny Financial Corp.	40,822	246,157
KeyCorp	572,479	9,079,517
Lakeland Financial Corp.	14,570	872,306
Live Oak Bancshares, Inc.	19,301	529,812
M&T Bank Corp.	95,299	17,405,409
Mercantile Bank Corp.	7,839	346,170
Metrocity Bankshares, Inc.	8,494	237,322
Midland States Bancorp, Inc.	11,502	194,154
National Bank Holdings Corp., Class A	20,859	754,053
NB Bancorp, Inc. *	21,592	363,825
NBT Bancorp, Inc.	29,898	1,251,231
Nicolet Bankshares, Inc.	7,252	889,385
Northfield Bancorp, Inc.	23,206	271,046
Northpointe Bancshares, Inc.	5,900	77,526
Northwest Bancshares, Inc.	72,289	887,709
OceanFirst Financial Corp.	34,045	572,296
OFG Bancorp	25,842	1,063,140
Old National Bancorp	179,811	3,750,857
Old Second Bancorp, Inc.	22,292	368,710
Origin Bancorp, Inc.	16,455	560,951
Orrstown Financial Services, Inc.	11,541	346,922
Pacific Premier Bancorp, Inc.	55,307	1,172,508
Park National Corp.	8,836	1,436,380
Pathward Financial, Inc.	14,340	1,119,237
Peapack-Gladstone Financial Corp.	7,818	214,370
Peoples Bancorp, Inc.	18,127	531,484
Pinnacle Financial Partners, Inc.	43,466	4,619,567
PNC Financial Services Group, Inc.	227,262	39,500,408
Popular, Inc.	40,573	4,200,523
Preferred Bank	6,654	556,341
Prosperity Bancshares, Inc.	55,756	3,883,405
Provident Financial Services, Inc.	71,521	1,194,401
QCR Holdings, Inc.	9,564	643,657
Regions Financial Corp.	519,913	11,146,935
Renasant Corp.	51,507	1,805,320
Republic Bancorp, Inc., Class A	4,756	325,976
S&T Bancorp, Inc.	21,032	771,033
Seacoast Banking Corp. of Florida	48,234	1,245,884
ServisFirst Bancshares, Inc.	28,147	2,094,981
Simmons First National Corp., Class A	72,873	1,367,097
Southern Missouri Bancorp, Inc.	5,612	295,528
Southside Bancshares, Inc.	16,445	463,585
SouthState Corp.	56,222	4,936,292
Stellar Bancorp, Inc.	25,611	689,448
Stock Yards Bancorp, Inc.	16,288	1,198,145
Synovus Financial Corp.	82,695	3,955,302
Texas Capital Bancshares, Inc. *	26,772	1,919,285
TFS Financial Corp.	25,595	338,110
Tompkins Financial Corp.	6,406	393,328
SECURITY	NUMBER OF SHARES	VALUE ($)
Towne Bank	39,063	1,350,017
TriCo Bancshares	18,852	752,195
Triumph Financial, Inc. *	11,908	687,925
Truist Financial Corp.	754,548	29,804,646
TrustCo Bank Corp.	10,097	313,411
Trustmark Corp.	35,157	1,211,510
U.S. Bancorp	896,344	39,071,635
UMB Financial Corp.	38,919	4,013,327
United Bankshares, Inc.	82,332	2,975,478
United Community Banks, Inc.	67,962	1,953,228
Univest Financial Corp.	16,289	480,851
Valley National Bancorp	272,873	2,395,825
Veritex Holdings, Inc.	30,643	741,561
WaFd, Inc.	47,100	1,338,582
Washington Trust Bancorp, Inc.	11,591	320,607
Webster Financial Corp.	97,725	5,030,883
Wells Fargo & Co.	1,884,480	140,921,414
WesBanco, Inc.	53,729	1,653,779
Westamerica BanCorp	14,841	713,110
Western Alliance Bancorp	61,861	4,479,355
Wintrust Financial Corp.	38,015	4,539,371
WSFS Financial Corp.	34,917	1,846,760
Zions Bancorp NA	84,221	3,988,707
		1,216,287,197

Capital Goods 6.9%
3D Systems Corp. *	75,950	117,723
3M Co.	311,072	46,147,531
A.O. Smith Corp.	67,564	4,345,041
AAON, Inc.	38,607	3,717,468
AAR Corp. *	20,176	1,239,008
Acuity, Inc.	17,594	4,572,505
Advanced Drainage Systems, Inc.	40,450	4,447,882
AECOM	76,184	8,368,812
AeroVironment, Inc. *	16,753	2,982,537
AGCO Corp.	35,626	3,490,635
Air Lease Corp.	59,137	3,406,883
AirJoule Technologies Corp. *	8,000	30,720
Alamo Group, Inc.	5,704	1,129,620
Albany International Corp., Class A	17,106	1,130,193
Allegion PLC	49,835	7,111,454
Allison Transmission Holdings, Inc.	49,761	5,151,259
Ameresco, Inc., Class A *	18,500	254,930
American Superconductor Corp. *	21,936	619,911
American Woodmark Corp. *	9,642	543,520
AMETEK, Inc.	132,770	23,731,310
Amprius Technologies, Inc. *	21,500	57,835
API Group Corp. *	141,401	6,599,185
Apogee Enterprises, Inc.	11,954	462,022
Applied Industrial Technologies, Inc.	21,881	4,956,484
Archer Aviation, Inc., Class A *	230,704	2,327,803
Arcosa, Inc.	27,463	2,369,233
Argan, Inc.	7,403	1,556,851
Armstrong World Industries, Inc.	24,840	3,865,849
Array Technologies, Inc. *	95,742	631,897
Astec Industries, Inc.	13,148	516,585
ATI, Inc. *	81,080	6,457,211
Atkore, Inc.	20,882	1,359,418
Atmus Filtration Technologies, Inc.	47,277	1,702,918
Axon Enterprise, Inc. *	41,463	31,112,177
AZEK Co., Inc. *	82,188	4,069,128
AZZ, Inc.	18,062	1,638,043
Blink Charging Co. *(a)	145,242	102,105
Bloom Energy Corp., Class A *	112,703	2,081,624
Blue Bird Corp. *	18,273	707,165
BlueLinx Holdings, Inc. *	4,759	318,472
Boeing Co. *	429,780	89,101,990
Boise Cascade Co.	22,306	1,937,945

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Builders FirstSource, Inc. *	66,718	7,184,194
BWX Technologies, Inc.	51,999	6,531,074
Cadre Holdings, Inc.	15,098	494,761
Carlisle Cos., Inc.	25,484	9,688,507
Carrier Global Corp.	462,252	32,912,342
Caterpillar, Inc.	273,742	95,270,428
Centuri Holdings, Inc. *(a)	9,618	200,824
ChargePoint Holdings, Inc. *(a)	256,030	178,094
Chart Industries, Inc. *	24,078	3,776,875
CNH Industrial NV	501,761	6,277,030
Columbus McKinnon Corp.	15,688	228,417
Comfort Systems USA, Inc.	20,222	9,670,767
Construction Partners, Inc., Class A *	26,485	2,772,715
Core & Main, Inc., Class A *	110,531	6,058,204
Crane Co.	27,707	4,748,980
CSW Industrials, Inc.	9,429	2,883,294
Cummins, Inc.	78,788	25,328,766
Curtiss-Wright Corp.	21,494	9,459,724
Custom Truck One Source, Inc. *	36,698	157,801
Deere & Co.	145,165	73,491,233
Distribution Solutions Group, Inc. *	5,809	158,295
DNOW, Inc. *	59,020	851,068
Donaldson Co., Inc.	68,870	4,789,908
Douglas Dynamics, Inc.	12,323	338,759
Dover Corp.	78,285	13,915,159
Ducommun, Inc. *	7,304	514,056
DXP Enterprises, Inc. *	7,607	628,947
Dycom Industries, Inc. *	16,640	3,825,869
Eaton Corp. PLC	226,536	72,536,827
EMCOR Group, Inc.	26,375	12,445,307
Emerson Electric Co.	323,586	38,629,697
Energy Recovery, Inc. *	32,804	413,658
Energy Vault Holdings, Inc. *	100,935	83,382
Enerpac Tool Group Corp.	31,118	1,334,340
EnerSys	22,769	1,904,171
Enovix Corp. *(a)	96,304	733,836
Enpro, Inc.	11,944	2,211,312
Esab Corp.	32,644	4,014,886
ESCO Technologies, Inc.	14,456	2,620,005
Eve Holding, Inc. *(a)	16,872	91,109
Everus Construction Group, Inc. *	28,784	1,666,881
Fastenal Co.	657,462	27,179,479
Federal Signal Corp.	34,776	3,271,378
Ferguson Enterprises, Inc.	115,127	20,992,257
Flowserve Corp.	74,424	3,714,502
Fluence Energy, Inc. *	35,764	168,091
Fluor Corp. *	98,960	4,114,757
Fortive Corp.	195,104	13,694,350
Fortune Brands Innovations, Inc.	70,096	3,532,838
Franklin Electric Co., Inc.	22,478	1,941,874
FTAI Aviation Ltd.	59,688	6,992,449
Gates Industrial Corp. PLC *	129,571	2,740,427
GATX Corp.	19,938	3,174,927
GE Vernova, Inc.	158,185	74,818,341
Generac Holdings, Inc. *	34,189	4,175,503
General Dynamics Corp.	145,502	40,520,852
General Electric Co.	615,089	151,256,536
Gibraltar Industries, Inc. *	16,482	965,516
Global Industrial Co.	7,498	195,323
GMS, Inc. *	22,720	1,720,586
Gorman-Rupp Co.	13,517	493,371
Graco, Inc.	96,750	8,190,855
GrafTech International Ltd. *	87,020	86,689
Granite Construction, Inc.	24,589	2,199,486
Great Lakes Dredge & Dock Corp. *	36,070	403,263
Greenbrier Cos., Inc.	17,524	789,807
Griffon Corp.	22,977	1,579,669
H&E Equipment Services, Inc.	17,786	1,683,267
Hayward Holdings, Inc. *	82,006	1,143,984
SECURITY	NUMBER OF SHARES	VALUE ($)
HEICO Corp.	57,346	17,183,155
Helios Technologies, Inc.	18,111	549,126
Herc Holdings, Inc.	16,336	2,025,664
Hexcel Corp.	46,499	2,459,332
Hillenbrand, Inc.	39,612	774,018
Hillman Solutions Corp. *	110,122	797,283
Honeywell International, Inc.	372,234	84,374,281
Howmet Aerospace, Inc.	232,294	39,464,428
Hubbell, Inc.	30,982	12,069,968
Huntington Ingalls Industries, Inc.	22,544	5,028,665
Hyliion Holdings Corp. *	72,941	112,329
Hyster-Yale, Inc.	5,890	236,542
IDEX Corp.	43,183	7,812,237
IES Holdings, Inc. *	4,674	1,213,651
Illinois Tool Works, Inc.	153,318	37,575,175
Ingersoll Rand, Inc.	230,972	18,856,554
Insteel Industries, Inc.	11,550	404,481
ITT, Inc.	46,442	6,991,379
Janus International Group, Inc. *	85,378	697,538
JBT Marel Corp.	26,541	3,047,172
JELD-WEN Holding, Inc. *	48,512	177,069
Johnson Controls International PLC	377,830	38,300,627
Kadant, Inc.	6,759	2,121,718
Karman Holdings, Inc. *	13,431	575,653
Kennametal, Inc.	46,059	991,650
Kratos Defense & Security Solutions, Inc. *	87,561	3,230,125
L3Harris Technologies, Inc.	107,871	26,357,200
Lennox International, Inc.	18,240	10,295,568
Leonardo DRS, Inc.	44,706	1,891,064
Limbach Holdings, Inc. *	5,702	731,110
Lincoln Electric Holdings, Inc.	32,599	6,310,840
Lindsay Corp.	5,967	831,800
Loar Holdings, Inc. *	15,577	1,355,978
Lockheed Martin Corp.	120,299	58,029,832
Manitowoc Co., Inc. *	19,950	209,675
Masco Corp.	120,600	7,527,852
MasTec, Inc. *	35,090	5,471,584
Masterbrand, Inc. *	72,747	742,019
McGrath RentCorp	13,525	1,519,940
Mercury Systems, Inc. *	29,433	1,449,575
Middleby Corp. *	30,696	4,485,606
Miller Industries, Inc.	6,716	304,436
Moog, Inc., Class A	16,469	3,051,870
MRC Global, Inc. *	46,356	575,278
MSC Industrial Direct Co., Inc., Class A	25,213	2,047,296
Mueller Industries, Inc.	65,182	5,075,722
Mueller Water Products, Inc., Class A	89,302	2,190,578
MYR Group, Inc. *	9,530	1,494,781
National Presto Industries, Inc.	2,567	219,864
Net Power, Inc. *	26,264	55,942
NEXTracker, Inc., Class A *	82,537	4,679,023
Nordson Corp.	31,120	6,597,129
Northrop Grumman Corp.	77,997	37,810,606
NuScale Power Corp. *	66,701	2,133,765
nVent Electric PLC	93,806	6,172,435
Omega Flex, Inc.	1,630	53,334
Oshkosh Corp.	36,994	3,669,435
Otis Worldwide Corp.	227,242	21,667,525
Owens Corning	49,221	6,593,153
PACCAR, Inc.	300,643	28,215,346
Parker-Hannifin Corp.	73,720	49,001,684
Pentair PLC	94,719	9,394,230
Plug Power, Inc. *(a)	514,479	454,131
Powell Industries, Inc.	5,463	926,470
Power Solutions International, Inc. *(a)	3,500	148,295
Preformed Line Products Co.	1,518	216,528

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Primoris Services Corp.	30,212	2,178,587
Proto Labs, Inc. *	15,117	559,027
Quanex Building Products Corp.	25,093	419,806
Quanta Services, Inc.	84,830	29,059,365
QXO, Inc.	190,389	3,236,613
RBC Bearings, Inc. *	17,807	6,515,047
Regal Rexnord Corp.	37,749	5,037,227
Resideo Technologies, Inc. *	84,902	1,757,471
REV Group, Inc.	30,919	1,159,153
Rocket Lab Corp. *	199,791	5,352,401
Rockwell Automation, Inc.	64,922	20,486,137
RTX Corp.	764,073	104,280,683
Rush Enterprises, Inc., Class A	42,020	2,086,293
Sensata Technologies Holding PLC	87,439	2,278,660
SES AI Corp. *(a)	87,600	79,628
Shoals Technologies Group, Inc., Class A *	95,889	452,596
Shyft Group, Inc.	18,925	198,523
Simpson Manufacturing Co., Inc.	23,745	3,697,097
SiteOne Landscape Supply, Inc. *	25,623	2,993,023
Snap-on, Inc.	30,066	9,643,669
Spirit AeroSystems Holdings, Inc., Class A *	69,592	2,601,349
SPX Technologies, Inc. *	26,243	3,991,298
Standard Aero, Inc. *	75,318	2,209,077
Standex International Corp.	7,037	1,062,165
Stanley Black & Decker, Inc.	89,378	5,848,003
Sterling Infrastructure, Inc. *	17,715	3,330,597
Sunrun, Inc. *	131,406	984,231
Symbotic, Inc. *(a)	26,036	746,452
Tecnoglass, Inc.	13,449	1,151,638
Tennant Co.	10,652	792,722
Terex Corp.	38,411	1,728,879
Textron, Inc.	104,607	7,744,056
Thermon Group Holdings, Inc. *	19,374	502,562
Timken Co.	37,129	2,542,965
Titan International, Inc. *	30,358	219,792
Titan Machinery, Inc. *	11,148	208,245
Toro Co.	57,775	4,378,189
Trane Technologies PLC	128,648	55,353,375
Transcat, Inc. *	5,385	470,541
TransDigm Group, Inc.	32,130	47,180,656
Trex Co., Inc. *	62,111	3,470,142
Trinity Industries, Inc.	45,297	1,165,945
Triumph Group, Inc. *	44,021	1,135,302
Tutor Perini Corp. *	23,563	869,003
UFP Industries, Inc.	34,862	3,401,137
United Rentals, Inc.	37,309	26,428,949
V2X, Inc. *	6,919	313,292
Valmont Industries, Inc.	11,545	3,671,772
Vertiv Holdings Co., Class A	218,857	23,621,236
Vicor Corp. *	12,667	552,788
Virgin Galactic Holdings, Inc. *(a)	15,500	49,755
Wabash National Corp.	26,259	227,666
Watsco, Inc.	19,965	8,855,875
Watts Water Technologies, Inc., Class A	15,552	3,765,450
WESCO International, Inc.	25,185	4,228,310
Westinghouse Air Brake Technologies Corp.	98,099	19,847,390
Willis Lease Finance Corp.	1,548	207,958
WillScot Holdings Corp.	106,171	2,861,308
Woodward, Inc.	34,085	7,373,608
Worthington Enterprises, Inc.	19,789	1,165,770
WW Grainger, Inc.	25,402	27,626,199
Xometry, Inc., Class A *	25,297	838,596
SECURITY	NUMBER OF SHARES	VALUE ($)
Xylem, Inc.	138,861	17,502,040
Zurn Elkay Water Solutions Corp.	81,608	2,953,394
		2,242,911,763

Commercial & Professional Services 1.6%
ABM Industries, Inc.	35,780	1,883,817
ACCO Brands Corp.	58,773	210,995
ACV Auctions, Inc., Class A *	88,250	1,445,535
Alight, Inc., Class A	262,118	1,431,164
Amentum Holdings, Inc. *	86,228	1,781,477
Automatic Data Processing, Inc.	233,410	75,981,957
Barrett Business Services, Inc.	13,459	556,193
BlackSky Technology, Inc. *	14,000	156,660
Booz Allen Hamilton Holding Corp., Class A	73,359	7,794,394
Brady Corp., Class A	25,271	1,763,158
BrightView Holdings, Inc. *	32,393	504,683
Brink's Co.	25,880	2,123,713
Broadridge Financial Solutions, Inc.	67,163	16,309,191
CACI International, Inc., Class A *	12,992	5,560,576
Casella Waste Systems, Inc., Class A *	36,499	4,278,048
CBIZ, Inc. *	29,199	2,109,336
CECO Environmental Corp. *	16,376	440,351
Cimpress PLC *	8,762	387,806
Cintas Corp.	196,965	44,612,572
Clarivate PLC *	255,712	1,079,105
Clean Harbors, Inc. *	28,748	6,519,759
Concentrix Corp.	26,719	1,495,329
Conduent, Inc. *	85,255	190,971
Copart, Inc. *	501,852	25,835,341
CoreCivic, Inc. *	64,698	1,420,768
CRA International, Inc.	3,642	692,162
CSG Systems International, Inc.	15,742	1,039,916
Dayforce, Inc. *	91,398	5,399,794
Deluxe Corp.	17,000	242,590
Driven Brands Holdings, Inc. *	34,060	606,949
Dun & Bradstreet Holdings, Inc.	177,900	1,602,879
Ennis, Inc.	14,809	276,484
Enviri Corp. *	48,528	395,503
Equifax, Inc.	71,246	18,822,481
ExlService Holdings, Inc. *	90,880	4,179,571
Exponent, Inc.	29,015	2,215,005
First Advantage Corp. *	36,715	628,561
FiscalNote Holdings, Inc. *	41,652	24,962
Franklin Covey Co. *	6,805	159,101
FTI Consulting, Inc. *	20,261	3,326,046
Genpact Ltd.	92,849	3,997,149
GEO Group, Inc. *	77,436	2,101,613
Healthcare Services Group, Inc. *	41,934	591,269
Heidrick & Struggles International, Inc.	11,436	499,296
HNI Corp.	25,962	1,208,012
Huron Consulting Group, Inc. *	9,000	1,285,470
ICF International, Inc.	10,618	912,298
Insperity, Inc.	20,507	1,327,213
Interface, Inc.	31,418	631,188
Jacobs Solutions, Inc.	70,239	8,871,186
KBR, Inc.	76,723	4,004,173
Kelly Services, Inc., Class A	20,040	234,869
Kforce, Inc.	11,106	453,125
Korn Ferry	29,685	2,018,877
Legalzoom.com, Inc. *	68,776	627,925
Leidos Holdings, Inc.	75,087	11,151,921
Liquidity Services, Inc. *	12,128	283,431
ManpowerGroup, Inc.	27,263	1,143,683
Maximus, Inc.	32,492	2,355,995
MillerKnoll, Inc.	37,712	636,201

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Montrose Environmental Group, Inc. *	19,062	372,281
MSA Safety, Inc.	22,364	3,644,661
NV5 Global, Inc. *	33,056	730,538
OPENLANE, Inc. *	63,699	1,460,618
Parsons Corp. *	26,386	1,710,868
Paychex, Inc.	183,337	28,950,746
Paycom Software, Inc.	27,080	7,016,157
Paylocity Holding Corp. *	24,715	4,718,093
Pitney Bowes, Inc.	97,664	1,005,939
Planet Labs PBC *	116,238	446,354
Pursuit Attractions & Hospitality, Inc. *	11,440	319,062
RB Global, Inc. (a)	105,536	11,112,941
Republic Services, Inc.	116,103	29,872,141
Resources Connection, Inc.	17,738	92,504
Robert Half, Inc.	59,420	2,720,842
Rollins, Inc.	162,599	9,308,793
Science Applications International Corp.	28,966	3,346,732
SS&C Technologies Holdings, Inc.	123,702	9,996,359
Steelcase, Inc., Class A	53,819	554,874
Tetra Tech, Inc.	151,747	5,302,040
TransUnion	111,470	9,545,176
TriNet Group, Inc.	17,414	1,449,019
TrueBlue, Inc. *	18,000	108,000
UL Solutions, Inc., Class A	35,336	2,526,524
UniFirst Corp.	8,519	1,606,343
Upwork, Inc. *	69,993	1,084,191
Veralto Corp.	142,547	14,401,523
Verisk Analytics, Inc.	80,869	25,404,188
Verra Mobility Corp. *	96,303	2,277,566
Vestis Corp.	63,558	391,517
VSE Corp.	10,511	1,367,376
Waste Management, Inc.	209,914	50,582,977
		523,246,740

Consumer Discretionary Distribution & Retail 5.5%
1-800-Flowers.com, Inc., Class A *	17,488	86,041
Abercrombie & Fitch Co., Class A *	29,050	2,280,134
Academy Sports & Outdoors, Inc.	38,537	1,576,549
Advance Auto Parts, Inc.	33,616	1,611,215
A-Mark Precious Metals, Inc.	9,773	192,821
Amazon.com, Inc. *	5,406,728	1,108,433,307
American Eagle Outfitters, Inc.	101,803	1,115,761
America's Car-Mart, Inc. *	4,442	221,034
Arhaus, Inc. *	30,386	272,866
Arko Corp.	43,030	184,168
Asbury Automotive Group, Inc. *	11,380	2,593,616
AutoNation, Inc. *	14,751	2,711,971
AutoZone, Inc. *	9,614	35,889,447
BARK, Inc. *	54,418	70,199
Bath & Body Works, Inc.	125,592	3,531,647
Best Buy Co., Inc.	111,200	7,370,336
Beyond, Inc. *	25,000	160,250
Boot Barn Holdings, Inc. *	17,306	2,774,325
Buckle, Inc.	16,360	697,100
Burlington Stores, Inc. *	35,839	8,180,968
Caleres, Inc.	20,335	273,506
Camping World Holdings, Inc., Class A	34,073	554,027
CarMax, Inc. *	88,230	5,687,306
Carvana Co. *	68,103	22,280,577
Chewy, Inc., Class A *	94,147	4,260,152
Dick's Sporting Goods, Inc.	33,212	5,956,240
Dillard's, Inc., Class A	1,736	687,491
eBay, Inc.	273,855	20,037,970
Etsy, Inc. *	65,542	3,627,750
SECURITY	NUMBER OF SHARES	VALUE ($)
Five Below, Inc. *	31,852	3,712,988
Floor & Decor Holdings, Inc., Class A *	61,167	4,385,062
Foot Locker, Inc. *	49,169	1,168,255
GameStop Corp., Class A *	237,495	7,077,351
Gap, Inc.	127,537	2,845,350
Genesco, Inc. *	6,608	143,592
Genuine Parts Co.	79,088	10,006,214
GigaCloud Technology, Inc., Class A *	15,615	274,199
Group 1 Automotive, Inc.	7,474	3,168,378
Groupon, Inc. *	17,185	500,599
GrowGeneration Corp. *	46,570	50,296
Guess?, Inc.	15,374	161,119
Haverty Furniture Cos., Inc.	8,044	168,602
Home Depot, Inc.	569,285	209,661,973
Kohl's Corp. (a)	63,668	517,621
Lands' End, Inc. *	7,423	62,502
Leslie's, Inc. *	101,365	76,399
Lithia Motors, Inc.	15,145	4,799,602
LKQ Corp.	150,124	6,075,518
Lowe's Cos., Inc.	323,741	73,078,056
Macy's, Inc.	157,765	1,875,826
MarineMax, Inc. *	11,506	243,927
Monro, Inc.	17,179	263,354
Murphy USA, Inc.	10,444	4,457,395
National Vision Holdings, Inc. *	45,052	892,480
ODP Corp. *	19,094	314,096
Ollie's Bargain Outlet Holdings, Inc. *	34,897	3,889,271
O'Reilly Automotive, Inc. *	33,002	45,130,235
Penske Automotive Group, Inc.	10,715	1,759,189
Petco Health & Wellness Co., Inc. *	50,393	184,942
Pool Corp.	21,917	6,588,031
Revolve Group, Inc. *	23,445	482,967
RH *	8,469	1,533,821
Ross Stores, Inc.	189,422	26,536,128
Sally Beauty Holdings, Inc. *	61,084	532,042
Savers Value Village, Inc. *	28,387	284,438
Shoe Carnival, Inc.	10,461	201,060
Signet Jewelers Ltd.	25,213	1,678,429
Sleep Number Corp. *	12,679	136,426
Sonic Automotive, Inc., Class A	8,646	604,615
Stitch Fix, Inc., Class A *	46,557	205,782
TJX Cos., Inc.	644,322	81,764,462
Tractor Supply Co.	307,820	14,898,488
Ulta Beauty, Inc. *	26,446	12,468,231
Upbound Group, Inc.	29,344	673,151
Urban Outfitters, Inc. *	32,585	2,277,691
Valvoline, Inc. *	74,302	2,570,106
Victoria's Secret & Co. *	43,710	927,089
Warby Parker, Inc., Class A *	50,316	1,065,190
Wayfair, Inc., Class A *	59,041	2,434,851
Williams-Sonoma, Inc.	70,676	11,432,550
Winmark Corp.	1,529	649,550
Zumiez, Inc. *	8,189	102,281
		1,800,310,544

Consumer Durables & Apparel 0.8%
Acushnet Holdings Corp.	15,038	1,026,193
Beazer Homes USA, Inc. *	16,658	341,822
Brunswick Corp.	37,570	1,901,793
Capri Holdings Ltd. *	69,051	1,251,204
Carter's, Inc.	20,846	653,939
Cavco Industries, Inc. *	4,668	2,024,021
Century Communities, Inc.	15,571	807,668
Champion Homes, Inc. *	30,361	1,985,609
Columbia Sportswear Co.	17,798	1,135,156
Crocs, Inc. *	32,357	3,300,414
Deckers Outdoor Corp. *	87,027	9,183,089

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DR Horton, Inc.	162,649	19,202,341
Dream Finders Homes, Inc., Class A *	15,666	326,793
Ethan Allen Interiors, Inc.	13,270	346,745
Figs, Inc., Class A *	79,926	347,678
Funko, Inc., Class A *	18,855	79,002
Garmin Ltd.	88,283	17,918,801
G-III Apparel Group Ltd. *	22,408	650,952
GoPro, Inc., Class A *	73,118	48,477
Green Brick Partners, Inc. *	17,297	1,011,010
Hanesbrands, Inc. *	202,361	1,001,687
Hasbro, Inc.	74,826	4,991,643
Helen of Troy Ltd. *	13,468	362,155
Hovnanian Enterprises, Inc., Class A *	2,652	239,423
Installed Building Products, Inc.	13,268	2,115,981
iRobot Corp. *	20,011	61,434
Johnson Outdoors, Inc., Class A	4,903	133,313
KB Home	40,285	2,077,900
Kontoor Brands, Inc.	28,389	1,947,485
Latham Group, Inc. *	25,271	142,781
La-Z-Boy, Inc.	23,787	996,437
Legacy Housing Corp. *	6,676	148,808
Leggett & Platt, Inc.	76,843	696,198
Lennar Corp., Class A	139,761	14,825,847
Levi Strauss & Co., Class A	57,644	1,000,123
LGI Homes, Inc. *	11,830	592,683
Lululemon Athletica, Inc. *	64,221	20,336,864
M/I Homes, Inc. *	15,173	1,617,594
Malibu Boats, Inc., Class A *	11,217	338,080
Mattel, Inc. *	194,872	3,690,876
Meritage Homes Corp.	40,866	2,599,486
Mohawk Industries, Inc. *	29,917	3,009,949
Movado Group, Inc.	8,138	131,836
Newell Brands, Inc.	238,460	1,263,838
NIKE, Inc., Class B	677,567	41,053,785
NVR, Inc. *	1,717	12,218,052
Outdoor Holding Co. *	51,200	74,240
Oxford Industries, Inc.	9,278	498,043
Peloton Interactive, Inc., Class A *	221,144	1,570,122
Polaris, Inc.	29,990	1,176,208
PulteGroup, Inc.	115,953	11,366,873
PVH Corp.	31,978	2,678,797
Ralph Lauren Corp.	22,870	6,330,645
Skechers USA, Inc., Class A *	76,899	4,770,814
Smith & Wesson Brands, Inc.	25,128	239,219
Somnigroup International, Inc.	117,961	7,674,543
Sonos, Inc. *	73,714	757,780
Steven Madden Ltd.	40,549	999,533
Sturm Ruger & Co., Inc.	9,917	358,995
Tapestry, Inc.	118,937	9,342,501
Taylor Morrison Home Corp. *	59,723	3,361,210
Toll Brothers, Inc.	57,171	5,960,077
TopBuild Corp. *	16,911	4,783,953
Topgolf Callaway Brands Corp. *	80,928	513,084
Traeger, Inc. *	33,947	46,847
Tri Pointe Homes, Inc. *	52,494	1,547,523
Under Armour, Inc., Class A *	174,934	1,173,807
VF Corp.	190,205	2,369,954
Whirlpool Corp.	31,604	2,467,956
Wolverine World Wide, Inc.	45,149	770,242
YETI Holdings, Inc. *	49,206	1,503,735
		253,473,666

Consumer Services 2.4%
Accel Entertainment, Inc. *	30,345	340,471
ADT, Inc.	231,043	1,922,278
Adtalem Global Education, Inc. *	21,857	2,885,780
SECURITY	NUMBER OF SHARES	VALUE ($)
Airbnb, Inc., Class A *	248,263	32,025,927
Aramark	150,780	6,106,590
Bally's Corp. *	4,200	42,126
BJ's Restaurants, Inc. *	12,955	577,923
Bloomin' Brands, Inc.	43,054	328,502
Booking Holdings, Inc.	19,034	105,047,314
Boyd Gaming Corp.	38,045	2,852,234
Bright Horizons Family Solutions, Inc. *	32,840	4,242,928
Brinker International, Inc. *	25,622	4,423,126
Caesars Entertainment, Inc. *	124,519	3,347,071
Carnival Corp. *	597,102	13,864,708
Carriage Services, Inc.	7,528	327,468
Cava Group, Inc. *	46,724	3,797,259
Cheesecake Factory, Inc.	26,093	1,439,551
Chegg, Inc. *	75,693	77,207
Chipotle Mexican Grill, Inc. *	778,419	38,983,223
Choice Hotels International, Inc.	12,500	1,583,500
Churchill Downs, Inc.	41,795	3,990,169
Coursera, Inc. *	70,500	623,925
Cracker Barrel Old Country Store, Inc.	14,696	844,138
Darden Restaurants, Inc.	66,725	14,293,162
Dave & Buster's Entertainment, Inc. *	18,302	401,912
Dine Brands Global, Inc.	12,159	292,546
Domino's Pizza, Inc.	19,720	9,343,730
DoorDash, Inc., Class A *	194,584	40,599,952
DraftKings, Inc., Class A *	282,060	10,120,313
Duolingo, Inc. *	21,896	11,377,381
Dutch Bros, Inc., Class A *	66,618	4,809,820
El Pollo Loco Holdings, Inc. *	12,037	126,388
European Wax Center, Inc., Class A *	20,000	101,800
Everi Holdings, Inc. *	50,352	710,467
Expedia Group, Inc.	70,863	11,816,405
First Watch Restaurant Group, Inc. *	21,448	331,157
Flutter Entertainment PLC *	102,133	25,809,009
Frontdoor, Inc. *	42,596	2,343,206
Global Business Travel Group I *	47,633	297,706
Golden Entertainment, Inc.	12,169	347,182
Graham Holdings Co., Class B	2,009	1,917,410
Grand Canyon Education, Inc. *	16,502	3,264,838
H&R Block, Inc.	76,966	4,383,214
Hilton Grand Vacations, Inc. *	36,200	1,381,754
Hilton Worldwide Holdings, Inc.	137,611	34,188,077
Hyatt Hotels Corp., Class A	24,443	3,227,209
Jack in the Box, Inc.	11,709	222,061
KinderCare Learning Cos., Inc. *	13,600	166,872
Krispy Kreme, Inc.	47,952	138,581
Kura Sushi USA, Inc., Class A *	2,998	198,048
Las Vegas Sands Corp.	198,543	8,172,030
Laureate Education, Inc. *	75,560	1,700,100
Life Time Group Holdings, Inc. *	53,583	1,532,474
Light & Wonder, Inc. *	50,231	4,526,818
Lindblad Expeditions Holdings, Inc. *	21,192	222,516
Lucky Strike Entertainment Corp., Class A (a)	18,097	156,177
Marriott International, Inc., Class A	131,173	34,607,373
Marriott Vacations Worldwide Corp.	18,387	1,210,968
Matthews International Corp., Class A	16,840	361,218
McDonald's Corp.	410,821	128,936,171
MGM Resorts International *	128,253	4,059,207
Mister Car Wash, Inc. *	60,789	430,386
Monarch Casino & Resort, Inc.	7,088	593,549
Norwegian Cruise Line Holdings Ltd. *	251,780	4,443,917
OneSpaWorld Holdings Ltd.	60,391	1,138,974
Papa John's International, Inc.	18,897	855,089

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Penn Entertainment, Inc. *	87,435	1,296,661
Perdoceo Education Corp.	36,975	1,258,629
Planet Fitness, Inc., Class A *	48,088	4,944,889
Playa Hotels & Resorts NV *	54,559	734,364
Portillo's, Inc., Class A *	39,369	472,428
RCI Hospitality Holdings, Inc.	4,568	183,771
Red Rock Resorts, Inc., Class A	27,040	1,299,813
Royal Caribbean Cruises Ltd.	141,731	36,420,615
Rush Street Interactive, Inc. *	44,918	570,009
Sabre Corp. *	235,823	594,274
Service Corp. International	82,247	6,415,266
Shake Shack, Inc., Class A *	22,784	2,957,135
Six Flags Entertainment Corp.	54,215	1,819,455
Starbucks Corp.	650,512	54,610,482
Strategic Education, Inc.	13,865	1,264,904
Stride, Inc. *	24,288	3,676,960
Sweetgreen, Inc., Class A *	58,289	782,238
Target Hospitality Corp. *	18,754	137,092
Texas Roadhouse, Inc.	37,727	7,364,688
Travel & Leisure Co.	40,460	1,965,142
Udemy, Inc. *	51,908	379,967
United Parks & Resorts, Inc. *	16,507	739,348
Universal Technical Institute, Inc. *	24,196	859,684
Vail Resorts, Inc.	21,930	3,512,528
Wendy's Co.	95,988	1,094,263
Wingstop, Inc.	16,497	5,637,025
Wyndham Hotels & Resorts, Inc.	44,908	3,717,484
Wynn Resorts Ltd.	51,321	4,646,603
Xponential Fitness, Inc., Class A *	14,264	128,519
Yum! Brands, Inc.	159,875	23,012,407
		777,327,228

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	231,911	5,155,382
Andersons, Inc.	17,563	623,662
BJ's Wholesale Club Holdings, Inc. *	75,550	8,553,015
Casey's General Stores, Inc.	21,144	9,255,997
Chefs' Warehouse, Inc. *	19,541	1,246,325
Costco Wholesale Corp.	254,654	264,885,998
Dollar General Corp.	126,224	12,275,284
Dollar Tree, Inc. *	115,953	10,465,918
Grocery Outlet Holding Corp. *	51,965	705,685
Ingles Markets, Inc., Class A	7,780	484,694
Kroger Co.	382,171	26,075,527
Maplebear, Inc. *	94,180	4,301,201
Performance Food Group Co. *	89,196	7,988,394
PriceSmart, Inc.	14,174	1,530,509
SpartanNash Co.	19,448	378,458
Sprouts Farmers Market, Inc. *	57,833	9,997,012
Sysco Corp.	281,004	20,513,292
Target Corp.	263,480	24,769,755
U.S. Foods Holding Corp. *	133,120	10,532,454
United Natural Foods, Inc. *	39,076	1,194,553
Walgreens Boots Alliance, Inc.	423,403	4,763,284
Walmart, Inc.	2,486,859	245,502,720
Weis Markets, Inc.	9,455	716,689
		671,915,808

Energy 3.1%
Antero Midstream Corp.	192,706	3,619,019
Antero Resources Corp. *	168,294	6,302,610
APA Corp.	213,981	3,639,817
Archrock, Inc.	101,071	2,516,668
Atlas Energy Solutions, Inc. (a)	38,083	462,708
Baker Hughes Co.	566,607	20,992,789
Berry Corp.	36,431	87,070
BKV Corp. *	7,573	162,820
SECURITY	NUMBER OF SHARES	VALUE ($)
Bristow Group, Inc. *	12,665	370,578
Cactus, Inc., Class A	37,823	1,550,743
California Resources Corp.	39,538	1,746,393
Calumet, Inc. *	38,941	544,395
Centrus Energy Corp., Class A *	8,530	1,082,628
ChampionX Corp.	108,306	2,606,925
Cheniere Energy, Inc.	128,687	30,497,532
Chevron Corp.	957,214	130,851,154
Chord Energy Corp.	35,357	3,182,130
Civitas Resources, Inc.	50,821	1,390,971
Clean Energy Fuels Corp. *	100,892	180,597
CNX Resources Corp. *	85,869	2,771,851
Comstock Resources, Inc. *	50,083	1,166,934
ConocoPhillips	729,610	62,272,213
Core Laboratories, Inc.	25,730	276,597
Core Natural Resources, Inc.	28,914	2,003,740
Coterra Energy, Inc.	421,121	10,237,452
Crescent Energy Co., Class A	113,839	955,109
CVR Energy, Inc.	22,569	527,889
Delek U.S. Holdings, Inc.	36,867	709,690
Devon Energy Corp.	376,628	11,396,763
Diamondback Energy, Inc.	106,970	14,392,813
DMC Global, Inc. *	10,365	66,958
Dorian LPG Ltd.	25,480	545,527
DT Midstream, Inc.	57,681	6,041,508
EOG Resources, Inc.	323,027	35,071,041
EQT Corp.	340,874	18,792,384
Excelerate Energy, Inc., Class A	13,330	374,973
Expand Energy Corp.	120,557	14,000,284
Expro Group Holdings NV *	64,311	535,068
Exxon Mobil Corp.	2,495,437	255,283,205
Flowco Holdings, Inc., Class A	12,000	206,520
Granite Ridge Resources, Inc.	30,592	171,927
Green Plains, Inc. *	36,949	153,708
Gulfport Energy Corp. *	7,226	1,383,779
Halliburton Co.	496,694	9,730,235
Helix Energy Solutions Group, Inc. *	82,479	510,545
Helmerich & Payne, Inc.	55,657	848,769
Hess Corp.	157,634	20,837,638
HF Sinclair Corp.	92,915	3,357,019
HighPeak Energy, Inc. (a)	14,676	145,146
Innovex International, Inc. *	21,521	296,990
International Seaways, Inc.	21,892	811,099
Kinder Morgan, Inc.	1,110,486	31,138,027
Kinetik Holdings, Inc.	21,167	942,778
Kodiak Gas Services, Inc.	22,358	789,461
Kosmos Energy Ltd. *	285,801	474,430
Liberty Energy, Inc.	94,675	1,097,283
Magnolia Oil & Gas Corp., Class A	107,356	2,308,154
Marathon Petroleum Corp.	181,269	29,137,179
Matador Resources Co.	67,585	2,906,831
Murphy Oil Corp.	79,210	1,657,865
Nabors Industries Ltd. *	4,885	126,082
New Fortress Energy, Inc. (a)	73,467	182,933
NextDecade Corp. *	81,342	673,512
Noble Corp. PLC	77,166	1,911,402
Northern Oil & Gas, Inc.	57,580	1,530,476
NOV, Inc.	223,042	2,676,504
NPK International, Inc. *	47,224	382,042
Occidental Petroleum Corp.	388,034	15,824,027
Oceaneering International, Inc. *	59,121	1,127,437
ONEOK, Inc.	354,908	28,690,763
Ovintiv, Inc.	150,194	5,379,949
Par Pacific Holdings, Inc. *	31,019	669,700
Patterson-UTI Energy, Inc.	200,969	1,109,349
PBF Energy, Inc., Class A	56,871	1,083,393
Peabody Energy Corp.	72,395	952,718
Permian Resources Corp.	363,057	4,578,149
Phillips 66	236,782	26,870,021

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ProPetro Holding Corp. *	43,367	234,182
Range Resources Corp.	138,221	5,257,927
REX American Resources Corp. *	8,132	342,682
Riley Exploration Permian, Inc.	3,462	88,835
RPC, Inc.	48,461	215,167
Sable Offshore Corp. *	41,491	1,194,111
SandRidge Energy, Inc.	17,244	169,164
Schlumberger NV	802,094	26,509,207
Select Water Solutions, Inc.	55,041	442,530
Sitio Royalties Corp., Class A	46,324	790,751
SM Energy Co.	66,206	1,550,545
Talos Energy, Inc. *	72,906	586,164
Targa Resources Corp.	125,035	19,746,778
TechnipFMC PLC	243,856	7,596,114
TETRA Technologies, Inc. *	66,919	179,343
Texas Pacific Land Corp.	10,862	12,100,594
Tidewater, Inc. *	28,056	1,114,104
Transocean Ltd. *	455,648	1,134,564
Uranium Energy Corp. *	250,877	1,487,701
VAALCO Energy, Inc.	59,355	188,155
Valaris Ltd. *	38,668	1,454,690
Valero Energy Corp.	181,687	23,432,172
Venture Global, Inc., Class A (a)	41,300	477,841
Viper Energy, Inc.	77,184	3,063,433
Vital Energy, Inc. *	15,289	227,500
Vitesse Energy, Inc.	13,811	289,064
Weatherford International PLC	41,957	1,829,325
Williams Cos., Inc.	700,327	42,376,787
World Kinect Corp.	33,232	910,224
		1,006,873,040

Equity Real Estate Investment Trusts (REITs) 2.3%
Acadia Realty Trust	69,323	1,335,161
Agree Realty Corp.	61,296	4,615,589
Alexander & Baldwin, Inc.	40,432	724,137
Alexander's, Inc.	1,052	236,900
Alexandria Real Estate Equities, Inc.	88,195	6,190,407
American Assets Trust, Inc.	29,377	585,777
American Healthcare REIT, Inc.	87,694	3,064,028
American Homes 4 Rent, Class A	180,398	6,828,064
American Tower Corp.	267,455	57,409,216
Americold Realty Trust, Inc.	149,661	2,479,883
Apartment Investment & Management Co., Class A	74,546	594,877
Apple Hospitality REIT, Inc.	127,784	1,481,017
Armada Hoffler Properties, Inc.	51,416	357,855
AvalonBay Communities, Inc.	80,945	16,736,998
Brandywine Realty Trust	98,892	418,313
Brixmor Property Group, Inc.	175,970	4,471,398
Broadstone Net Lease, Inc.	107,065	1,703,404
BXP, Inc.	82,776	5,573,308
Camden Property Trust	60,891	7,154,084
CareTrust REIT, Inc.	106,604	3,065,931
CBL & Associates Properties, Inc.	7,811	196,915
Centerspace	9,439	601,736
Chatham Lodging Trust	25,829	184,161
City Office REIT, Inc.	27,522	134,307
Community Healthcare Trust, Inc.	13,853	226,358
COPT Defense Properties	63,720	1,749,114
Cousins Properties, Inc.	95,558	2,682,313
Crown Castle, Inc.	250,402	25,127,841
CubeSmart	128,424	5,491,410
Curbline Properties Corp.	54,228	1,230,433
DiamondRock Hospitality Co.	117,215	895,523
Digital Realty Trust, Inc.	181,072	31,057,469
Diversified Healthcare Trust	128,676	402,756
Douglas Emmett, Inc.	96,088	1,367,332
Easterly Government Properties, Inc.	22,102	480,276
SECURITY	NUMBER OF SHARES	VALUE ($)
EastGroup Properties, Inc.	29,981	5,083,279
Elme Communities	49,868	800,880
Empire State Realty Trust, Inc., Class A	72,778	557,479
EPR Properties	42,808	2,383,978
Equinix, Inc.	55,735	49,538,383
Equity LifeStyle Properties, Inc.	109,242	6,944,514
Equity Residential	197,202	13,831,748
Essential Properties Realty Trust, Inc.	107,963	3,508,798
Essex Property Trust, Inc.	36,688	10,415,723
Extra Space Storage, Inc.	121,173	18,315,299
Federal Realty Investment Trust	43,817	4,183,647
First Industrial Realty Trust, Inc.	78,188	3,864,833
Four Corners Property Trust, Inc.	58,865	1,625,263
Franklin Street Properties Corp., Class C	90,354	164,444
Gaming & Leisure Properties, Inc.	157,252	7,343,668
Getty Realty Corp.	30,096	880,609
Gladstone Commercial Corp.	23,551	337,957
Global Medical REIT, Inc.	35,834	227,904
Global Net Lease, Inc.	111,700	866,792
Healthcare Realty Trust, Inc.	203,915	2,956,768
Healthpeak Properties, Inc.	403,319	7,021,784
Highwoods Properties, Inc.	60,614	1,800,236
Host Hotels & Resorts, Inc.	397,848	6,162,666
Hudson Pacific Properties, Inc.	80,079	148,947
Independence Realty Trust, Inc.	132,085	2,455,460
Industrial Logistics Properties Trust	34,157	112,377
Innovative Industrial Properties, Inc.	18,513	1,022,288
InvenTrust Properties Corp.	42,702	1,199,499
Invitation Homes, Inc.	326,483	11,002,477
Iron Mountain, Inc.	168,362	16,619,013
JBG SMITH Properties	49,815	851,837
Kilroy Realty Corp.	60,520	1,948,744
Kimco Realty Corp.	390,041	8,292,272
Kite Realty Group Trust	124,646	2,757,170
Lamar Advertising Co., Class A	50,801	6,123,553
Lineage, Inc.	33,938	1,448,813
LTC Properties, Inc.	27,419	970,358
LXP Industrial Trust	167,055	1,433,332
Macerich Co.	142,564	2,306,686
Medical Properties Trust, Inc. (a)	342,215	1,563,923
Mid-America Apartment Communities, Inc.	66,970	10,490,850
Millrose Properties, Inc., Class A	68,769	1,916,592
National Health Investors, Inc.	26,681	1,934,639
National Storage Affiliates Trust	39,707	1,365,921
NETSTREIT Corp.	45,111	726,287
NexPoint Diversified Real Estate Trust	21,957	91,341
NexPoint Residential Trust, Inc.	12,730	432,820
NNN REIT, Inc.	108,436	4,528,287
Omega Healthcare Investors, Inc.	163,477	6,048,649
One Liberty Properties, Inc.	10,345	253,246
Orion Properties, Inc.	24,025	45,888
Outfront Media, Inc.	78,703	1,300,174
Paramount Group, Inc.	99,892	604,347
Park Hotels & Resorts, Inc.	123,156	1,275,896
Peakstone Realty Trust	24,699	306,021
Pebblebrook Hotel Trust	71,077	652,487
Phillips Edison & Co., Inc.	70,829	2,511,596
Piedmont Office Realty Trust, Inc., Class A	71,343	507,962
Plymouth Industrial REIT, Inc.	18,983	307,525
PotlatchDeltic Corp.	41,437	1,630,132
Prologis, Inc.	530,494	57,611,648
Public Storage	90,199	27,818,274
Rayonier, Inc.	82,673	1,959,350

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Realty Income Corp.	500,991	28,366,110
Regency Centers Corp.	93,811	6,768,464
Rexford Industrial Realty, Inc.	129,457	4,562,065
RLJ Lodging Trust	92,814	677,542
Ryman Hospitality Properties, Inc.	34,511	3,351,363
Sabra Health Care REIT, Inc.	135,309	2,365,201
Safehold, Inc.	23,915	360,399
Saul Centers, Inc.	7,449	250,882
SBA Communications Corp.	61,653	14,296,714
Service Properties Trust	89,042	206,577
Sila Realty Trust, Inc.	31,388	782,189
Simon Property Group, Inc.	175,890	28,682,382
SITE Centers Corp.	27,000	321,840
SL Green Realty Corp.	39,821	2,260,638
STAG Industrial, Inc.	106,869	3,802,399
Summit Hotel Properties, Inc.	61,375	268,823
Sun Communities, Inc.	68,503	8,456,010
Sunstone Hotel Investors, Inc.	117,989	1,057,181
Tanger, Inc.	62,759	1,870,218
Terreno Realty Corp.	56,870	3,208,605
UDR, Inc.	171,506	7,105,494
UMH Properties, Inc.	45,219	759,227
Uniti Group, Inc.	143,968	619,062
Universal Health Realty Income Trust	6,510	258,512
Urban Edge Properties	72,625	1,318,870
Ventas, Inc.	250,618	16,109,725
Veris Residential, Inc.	45,046	684,699
VICI Properties, Inc.	607,291	19,257,198
Vornado Realty Trust	95,522	3,598,314
Welltower, Inc.	348,423	53,754,700
Weyerhaeuser Co.	414,530	10,740,472
Whitestone REIT	26,363	324,792
WP Carey, Inc.	125,470	7,874,497
Xenia Hotels & Resorts, Inc.	58,036	709,780
		765,278,568

Financial Services 8.6%
Acadian Asset Management, Inc.	16,901	508,889
Affiliated Managers Group, Inc.	16,715	2,941,840
Affirm Holdings, Inc., Class A *	145,463	7,549,530
AGNC Investment Corp.	524,759	4,691,345
Alerus Financial Corp.	10,397	218,441
Ally Financial, Inc.	160,807	5,628,245
AlTi Global, Inc. *	51,506	171,000
American Express Co.	317,781	93,443,503
Ameriprise Financial, Inc.	55,224	28,122,270
Annaly Capital Management, Inc.	332,312	6,297,312
Apollo Commercial Real Estate Finance, Inc.	72,525	712,921
Apollo Global Management, Inc.	256,113	33,471,408
Arbor Realty Trust, Inc. (a)	107,512	1,029,965
ARES Management Corp., Class A	106,521	17,629,225
ARMOUR Residential REIT, Inc.	44,242	717,163
Artisan Partners Asset Management, Inc., Class A	39,130	1,576,939
AvidXchange Holdings, Inc. *	117,700	1,152,283
Bank of New York Mellon Corp.	410,571	36,380,696
Berkshire Hathaway, Inc., Class B *	1,050,895	529,609,044
BGC Group, Inc., Class A	222,595	2,065,682
Blackrock, Inc.	83,563	81,882,548
Blackstone Mortgage Trust, Inc., Class A	98,046	1,852,089
Blackstone, Inc.	420,008	58,280,310
Block, Inc. *	322,324	19,903,507
Blue Owl Capital, Inc.	300,466	5,612,705
Bread Financial Holdings, Inc.	29,112	1,491,699
BrightSpire Capital, Inc.	72,886	368,803
Cannae Holdings, Inc.	35,484	661,777
SECURITY	NUMBER OF SHARES	VALUE ($)
Cantaloupe, Inc. *	30,005	251,142
Capital One Financial Corp.	365,496	69,133,568
Carlyle Group, Inc.	120,447	5,444,204
Cass Information Systems, Inc.	6,983	295,381
Cboe Global Markets, Inc.	59,903	13,724,975
Charles Schwab Corp. (b)	971,030	85,780,790
Chimera Investment Corp.	45,704	602,379
Claros Mortgage Trust, Inc.	64,928	166,865
CME Group, Inc.	206,854	59,780,806
Cohen & Steers, Inc.	15,314	1,176,728
Coinbase Global, Inc., Class A *	120,541	29,727,821
Corebridge Financial, Inc.	148,780	4,851,716
Corpay, Inc. *	39,883	12,966,362
Credit Acceptance Corp. *	3,624	1,729,735
Diamond Hill Investment Group, Inc.	1,690	238,729
DigitalBridge Group, Inc.	89,456	989,383
Donnelley Financial Solutions, Inc. *	14,204	773,834
Dynex Capital, Inc.	48,320	581,773
Ellington Financial, Inc.	57,709	725,402
Enact Holdings, Inc.	15,826	560,240
Encore Capital Group, Inc. *	12,966	491,411
Enova International, Inc. *	14,616	1,354,465
Equitable Holdings, Inc.	179,320	9,480,648
Essent Group Ltd.	60,212	3,492,296
Euronet Worldwide, Inc. *	23,228	2,515,128
Evercore, Inc., Class A	20,542	4,755,268
EVERTEC, Inc.	36,370	1,317,685
EZCORP, Inc., Class A *	30,069	404,428
FactSet Research Systems, Inc.	21,712	9,949,741
Federal Agricultural Mortgage Corp., Class C	6,250	1,165,125
Federated Hermes, Inc.	45,174	1,906,343
Fidelity National Information Services, Inc.	302,852	24,110,048
FirstCash Holdings, Inc.	23,180	2,964,954
Fiserv, Inc. *	325,643	53,011,424
Flywire Corp. *	68,238	733,559
Forge Global Holdings, Inc. *	3,935	54,697
Franklin BSP Realty Trust, Inc.	46,011	507,501
Franklin Resources, Inc.	178,716	3,867,414
Global Payments, Inc.	141,816	10,722,708
Goldman Sachs Group, Inc.	178,988	107,473,345
Granite Point Mortgage Trust, Inc.	30,546	79,114
Green Dot Corp., Class A *	32,126	296,844
HA Sustainable Infrastructure Capital, Inc.	67,551	1,692,153
Hamilton Lane, Inc., Class A	25,235	3,760,015
Houlihan Lokey, Inc.	31,125	5,436,915
Innventure, Inc. *	13,324	76,080
Interactive Brokers Group, Inc., Class A	62,493	13,103,532
Intercontinental Exchange, Inc.	329,988	59,331,842
International Money Express, Inc. *	17,362	191,503
Invesco Ltd.	264,021	3,817,744
Invesco Mortgage Capital, Inc.	46,741	344,949
Jack Henry & Associates, Inc.	41,458	7,510,946
Jackson Financial, Inc., Class A	42,557	3,485,844
Janus Henderson Group PLC	71,229	2,587,750
Jefferies Financial Group, Inc.	92,962	4,517,953
KKR & Co., Inc.	387,233	47,033,320
KKR Real Estate Finance Trust, Inc.	32,215	287,680
Ladder Capital Corp.	61,141	643,203
Lazard, Inc., Class A	64,946	2,818,656
LendingClub Corp. *	64,102	642,943
LendingTree, Inc. *	6,491	227,315
LPL Financial Holdings, Inc.	45,285	17,532,541
MarketAxess Holdings, Inc.	21,622	4,679,217
Marqeta, Inc., Class A *	234,702	1,262,697
Mastercard, Inc., Class A	466,982	273,464,659

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Merchants Bancorp	17,882	572,582
MFA Financial, Inc.	62,214	578,590
MGIC Investment Corp.	142,176	3,760,555
Moelis & Co., Class A	40,594	2,318,323
Moody's Corp.	88,647	42,490,280
Morgan Stanley	709,122	90,788,890
Morningstar, Inc.	15,284	4,713,891
Mr. Cooper Group, Inc. *	36,759	4,761,393
MSCI, Inc.	44,534	25,118,067
Nasdaq, Inc.	236,231	19,734,738
Navient Corp.	48,330	649,555
NCR Atleos Corp. *	43,109	1,142,820
Nelnet, Inc., Class A	9,985	1,160,057
NerdWallet, Inc., Class A *	22,075	232,671
New York Mortgage Trust, Inc.	55,006	359,189
NewtekOne, Inc.	14,258	154,699
NMI Holdings, Inc., Class A *	46,103	1,831,211
Northern Trust Corp.	112,027	11,957,762
OneMain Holdings, Inc.	68,383	3,544,975
Open Lending Corp., Class A *	69,774	124,895
Orchid Island Capital, Inc.	46,549	317,930
Payoneer Global, Inc. *	148,410	1,010,672
PayPal Holdings, Inc. *	565,739	39,760,137
PennyMac Financial Services, Inc.	18,044	1,732,224
PennyMac Mortgage Investment Trust	49,893	612,686
Perella Weinberg Partners, Class A	34,534	599,856
Piper Sandler Cos.	9,140	2,298,253
PJT Partners, Inc., Class A	13,337	2,009,352
PRA Group, Inc. *	20,961	297,437
PROG Holdings, Inc.	23,745	684,568
Radian Group, Inc.	84,407	2,882,499
Raymond James Financial, Inc.	105,129	15,451,860
Ready Capital Corp.	95,892	428,637
Redwood Trust, Inc.	68,001	370,605
Remitly Global, Inc. *	89,289	1,907,213
Repay Holdings Corp. *	59,560	286,484
Rithm Capital Corp.	298,562	3,328,966
Robinhood Markets, Inc., Class A *	408,173	27,000,644
Rocket Cos., Inc., Class A (a)	80,511	1,026,515
S&P Global, Inc.	180,587	92,615,849
SEI Investments Co.	55,946	4,769,956
Sezzle, Inc. *	8,040	857,948
Shift4 Payments, Inc., Class A *	39,064	3,702,877
SLM Corp.	119,217	3,859,054
SoFi Technologies, Inc. *	632,897	8,417,530
Starwood Property Trust, Inc.	182,457	3,603,526
State Street Corp.	165,363	15,921,150
StepStone Group, Inc., Class A	38,645	2,235,613
Stifel Financial Corp.	59,033	5,562,089
StoneX Group, Inc. *	24,247	2,052,630
Synchrony Financial	222,883	12,849,205
T. Rowe Price Group, Inc.	127,455	11,928,513
Toast, Inc., Class A *	236,689	9,983,542
TPG RE Finance Trust, Inc.	34,939	268,332
TPG, Inc.	65,905	3,172,008
Tradeweb Markets, Inc., Class A	66,540	9,611,703
Two Harbors Investment Corp.	57,672	610,746
Upstart Holdings, Inc. *	47,798	2,254,632
UWM Holdings Corp.	52,747	226,812
Velocity Financial, Inc. *	7,693	128,858
Victory Capital Holdings, Inc., Class A	25,529	1,583,053
Virtu Financial, Inc., Class A	46,616	1,873,497
Virtus Investment Partners, Inc.	3,623	618,446
Visa, Inc., Class A	988,028	360,817,945
Voya Financial, Inc.	55,163	3,669,443
Walker & Dunlop, Inc.	17,985	1,231,793
Waterstone Financial, Inc.	11,312	146,151
Western Union Co.	190,622	1,768,972
SECURITY	NUMBER OF SHARES	VALUE ($)
WEX, Inc. *	19,834	2,636,534
WisdomTree, Inc.	66,290	625,778
World Acceptance Corp. *	1,641	253,502
		2,816,435,943

Food, Beverage & Tobacco 2.4%
Altria Group, Inc.	972,541	58,945,710
Archer-Daniels-Midland Co.	273,630	13,208,120
B&G Foods, Inc.	50,043	210,681
Beyond Meat, Inc. *(a)	39,884	116,860
Boston Beer Co., Inc., Class A *	5,280	1,213,608
BRC, Inc., Class A *	26,000	46,540
Brown-Forman Corp., Class B	137,865	4,596,419
Bunge Global SA	76,905	6,010,126
Calavo Growers, Inc.	10,745	296,025
Cal-Maine Foods, Inc.	24,714	2,370,814
Campbell's Co.	112,094	3,815,680
Celsius Holdings, Inc. *	90,122	3,413,821
Coca-Cola Co.	2,219,531	160,028,185
Coca-Cola Consolidated, Inc.	33,165	3,802,367
Conagra Brands, Inc.	272,903	6,246,750
Constellation Brands, Inc., Class A	89,048	15,876,368
Darling Ingredients, Inc. *	90,742	2,827,521
Flowers Foods, Inc.	110,592	1,869,005
Fresh Del Monte Produce, Inc.	17,097	603,866
Freshpet, Inc. *	27,727	2,222,596
General Mills, Inc.	317,409	17,222,612
Hain Celestial Group, Inc. *	85,826	160,495
Hershey Co.	84,481	13,575,252
Hormel Foods Corp.	165,773	5,085,916
Ingredion, Inc.	36,947	5,140,067
J&J Snack Foods Corp.	8,993	1,035,724
J.M. Smucker Co.	61,260	6,898,489
John B Sanfilippo & Son, Inc.	4,938	306,847
Kellanova	153,622	12,693,786
Keurig Dr. Pepper, Inc.	778,054	26,197,078
Kraft Heinz Co.	499,910	13,362,594
Lamb Weston Holdings, Inc.	82,582	4,606,424
Lancaster Colony Corp.	10,828	1,812,607
McCormick & Co., Inc. - Non Voting Shares	144,332	10,497,266
MGP Ingredients, Inc.	8,373	246,334
Mission Produce, Inc. *	22,726	254,077
Molson Coors Beverage Co., Class B	98,662	5,287,297
Mondelez International, Inc., Class A	741,100	50,016,839
Monster Beverage Corp. *	401,326	25,664,798
National Beverage Corp.	13,228	598,302
PepsiCo, Inc.	785,903	103,306,949
Philip Morris International, Inc.	891,544	161,003,931
Pilgrim's Pride Corp.	22,710	1,116,424
Post Holdings, Inc. *	26,539	2,934,948
Primo Brands Corp.	145,408	4,808,642
Seaboard Corp.	146	390,868
Simply Good Foods Co. *	51,376	1,772,986
SunOpta, Inc. *	53,267	332,386
Tootsie Roll Industries, Inc.	11,148	397,426
TreeHouse Foods, Inc. *	25,233	566,733
Turning Point Brands, Inc.	9,488	705,148
Tyson Foods, Inc., Class A	163,912	9,205,298
Universal Corp.	13,896	908,659
Utz Brands, Inc.	37,004	489,563
Vita Coco Co., Inc. *	22,981	817,894
Vital Farms, Inc. *	20,468	651,701
Westrock Coffee Co. *(a)	19,134	131,642
WK Kellogg Co.	37,023	626,429
		778,551,493

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.2%
Abbott Laboratories	994,577	132,855,596
Acadia Healthcare Co., Inc. *	52,253	1,183,008
AdaptHealth Corp. *	61,287	550,357
Addus HomeCare Corp. *	9,999	1,108,989
agilon health, Inc. *	172,730	383,461
Align Technology, Inc. *	40,021	7,241,400
Alignment Healthcare, Inc. *	62,464	960,072
Alphatec Holdings, Inc. *	69,240	860,653
Amedisys, Inc. *	18,783	1,766,917
AMN Healthcare Services, Inc. *	23,226	490,301
AngioDynamics, Inc. *	23,038	234,988
Artivion, Inc. *	21,347	631,444
Astrana Health, Inc. *	25,058	621,188
AtriCure, Inc. *	31,261	1,080,693
Avanos Medical, Inc. *	25,742	323,577
Aveanna Healthcare Holdings, Inc. *	34,359	183,133
Axogen, Inc. *	25,831	281,300
Baxter International, Inc.	292,210	8,912,405
Becton Dickinson & Co.	164,517	28,393,989
Beta Bionics, Inc. *(a)	8,000	137,920
Bioventus, Inc., Class A *	20,431	132,393
Boston Scientific Corp. *	844,955	88,939,963
BrightSpring Health Services, Inc. *	32,115	764,658
Brookdale Senior Living, Inc. *	129,971	846,111
Butterfly Network, Inc. *	91,247	218,993
Cardinal Health, Inc.	138,527	21,394,110
Castle Biosciences, Inc. *	14,871	237,490
Cencora, Inc.	98,770	28,765,775
Centene Corp. *	284,365	16,049,561
Ceribell, Inc. *	6,515	109,517
Certara, Inc. *	61,104	694,141
Cerus Corp. *	147,616	187,472
Chemed Corp.	8,514	4,894,188
Cigna Group	156,832	49,659,284
Claritev Corp. *	5,000	192,250
Clover Health Investments Corp. *	233,449	733,030
Community Health Systems, Inc. *	68,406	265,415
Concentra Group Holdings Parent, Inc.	62,342	1,348,457
CONMED Corp.	17,906	1,016,166
Cooper Cos., Inc. *	113,605	7,756,949
CorVel Corp. *	15,507	1,725,464
Cross Country Healthcare, Inc. *	18,304	241,247
CVS Health Corp.	723,005	46,301,240
DaVita, Inc. *	25,121	3,422,987
Definitive Healthcare Corp. *	56,257	186,211
DENTSPLY SIRONA, Inc.	115,158	1,840,225
Dexcom, Inc. *	224,917	19,297,879
Doximity, Inc., Class A *	76,218	3,970,196
Edwards Lifesciences Corp. *	338,752	26,497,181
Elevance Health, Inc.	132,870	51,000,821
Embecta Corp.	32,148	338,518
Encompass Health Corp.	57,272	6,924,185
Enovis Corp. *	32,667	1,022,477
Ensign Group, Inc.	32,762	4,824,532
Envista Holdings Corp. *	99,221	1,812,768
Evolent Health, Inc., Class A *	61,513	458,272
Fulgent Genetics, Inc. *	15,924	329,945
GE HealthCare Technologies, Inc.	262,532	18,519,007
GeneDx Holdings Corp. *	11,592	825,582
Glaukos Corp. *	31,438	2,964,289
Globus Medical, Inc., Class A *	65,797	3,893,866
GoodRx Holdings, Inc., Class A *	75,645	296,528
Guardant Health, Inc. *	70,958	2,882,314
Haemonetics Corp. *	28,972	1,961,694
HCA Healthcare, Inc.	102,521	39,100,484
Health Catalyst, Inc. *	34,814	132,293
SECURITY	NUMBER OF SHARES	VALUE ($)
HealthEquity, Inc. *	48,728	4,902,524
HealthStream, Inc.	12,523	350,894
Henry Schein, Inc. *	72,218	5,054,538
Hims & Hers Health, Inc. *	109,108	6,171,148
Hologic, Inc. *	128,970	8,018,065
Humana, Inc.	68,995	16,084,804
ICU Medical, Inc. *	13,723	1,850,684
IDEXX Laboratories, Inc. *	46,894	24,073,504
Innovage Holding Corp. *	12,684	51,878
Inspire Medical Systems, Inc. *	17,079	2,360,318
Insulet Corp. *	40,114	13,038,253
Integer Holdings Corp. *	19,373	2,300,737
Integra LifeSciences Holdings Corp. *	41,136	520,782
Intuitive Surgical, Inc. *	204,322	112,855,213
iRadimed Corp.	4,917	284,596
iRhythm Technologies, Inc. *	17,953	2,522,397
Labcorp Holdings, Inc.	47,669	11,868,151
Lantheus Holdings, Inc. *	39,756	3,003,963
LeMaitre Vascular, Inc.	11,237	923,681
LifeStance Health Group, Inc. *	76,408	453,864
LivaNova PLC *	30,536	1,320,682
Masimo Corp. *	25,243	4,101,987
McKesson Corp.	71,892	51,727,013
Medtronic PLC	735,466	61,028,969
Merit Medical Systems, Inc. *	33,933	3,224,653
Molina Healthcare, Inc. *	31,864	9,719,795
National HealthCare Corp.	7,150	744,601
National Research Corp.	7,892	106,621
Neogen Corp. *	109,843	643,680
NeoGenomics, Inc. *	71,376	519,617
Novocure Ltd. *	57,628	1,101,271
OmniAb, Inc., Class A *(c)	3,072	0
OmniAb, Inc., Class B *(c)	3,072	0
Omnicell, Inc. *	26,432	802,740
OPKO Health, Inc. *	199,510	271,334
Option Care Health, Inc. *	97,635	3,190,712
OraSure Technologies, Inc. *	50,200	144,576
Orchestra BioMed Holdings, Inc. *	20,101	57,288
Orthofix Medical, Inc. *	21,860	245,925
OrthoPediatrics Corp. *	8,785	175,349
Owens & Minor, Inc. *	43,210	285,186
PACS Group, Inc. *	21,112	209,431
Pediatrix Medical Group, Inc. *	51,167	724,013
Pennant Group, Inc. *	21,982	631,103
Penumbra, Inc. *	21,886	5,842,905
Phreesia, Inc. *	30,386	744,153
Premier, Inc., Class A	52,547	1,207,530
Privia Health Group, Inc. *	59,502	1,354,266
PROCEPT BioRobotics Corp. *	31,229	1,811,282
Progyny, Inc. *	44,558	957,997
Pulmonx Corp. *	19,916	67,714
Pulse Biosciences, Inc. *(a)	10,318	178,553
Quest Diagnostics, Inc.	63,742	11,049,038
QuidelOrtho Corp. *	41,506	1,272,989
RadNet, Inc. *	37,071	2,131,212
ResMed, Inc.	84,482	20,680,349
RxSight, Inc. *	19,240	294,180
Schrodinger, Inc. *	31,578	682,716
Select Medical Holdings Corp.	59,920	916,177
Semler Scientific, Inc. *	4,127	165,080
Senseonics Holdings, Inc. *	445,417	233,176
SI-BONE, Inc. *	21,723	410,565
Simulations Plus, Inc.	8,579	273,198
Solventum Corp. *	78,847	5,762,927
STAAR Surgical Co. *	21,018	374,331
STERIS PLC	56,431	13,837,446
Stryker Corp.	196,723	75,274,089
Surgery Partners, Inc. *	41,669	983,805
Surmodics, Inc. *	7,974	231,405

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tandem Diabetes Care, Inc. *	36,795	729,277
Teladoc Health, Inc. *	96,714	669,261
Teleflex, Inc.	26,589	3,251,037
Tenet Healthcare Corp. *	54,495	9,197,121
TransMedics Group, Inc. *	19,135	2,432,441
Treace Medical Concepts, Inc. *	30,481	174,961
TruBridge, Inc. *	8,348	199,768
U.S. Physical Therapy, Inc.	8,652	648,813
UFP Technologies, Inc. *	4,146	970,993
UnitedHealth Group, Inc.	527,549	159,272,319
Universal Health Services, Inc., Class B	33,844	6,442,205
Varex Imaging Corp. *	21,739	166,738
Veeva Systems, Inc., Class A *	85,825	24,005,252
Waystar Holding Corp. *	45,473	1,818,011
Zimmer Biomet Holdings, Inc.	114,452	10,549,041
Zimvie, Inc. *	18,248	166,787
		1,378,275,167

Household & Personal Products 1.1%
Beauty Health Co. *	43,812	71,414
BellRing Brands, Inc. *	73,948	4,655,027
Central Garden & Pet Co. *	5,310	191,479
Central Garden & Pet Co., Class A *	30,636	979,433
Church & Dwight Co., Inc.	140,450	13,807,639
Clorox Co.	70,481	9,295,034
Colgate-Palmolive Co.	465,303	43,245,261
Coty, Inc., Class A *	210,518	1,037,854
Edgewell Personal Care Co.	29,497	814,707
elf Beauty, Inc. *	31,836	3,581,232
Energizer Holdings, Inc.	38,573	898,365
Estee Lauder Cos., Inc., Class A	134,068	8,974,512
Herbalife Ltd. *	59,855	467,467
Interparfums, Inc.	10,272	1,399,252
Kenvue, Inc.	1,100,193	26,261,607
Kimberly-Clark Corp.	190,043	27,320,582
Medifast, Inc. *	7,873	110,773
Nu Skin Enterprises, Inc., Class A	27,870	240,518
Olaplex Holdings, Inc. *	82,004	108,245
Procter & Gamble Co.	1,343,195	228,195,398
Reynolds Consumer Products, Inc.	30,426	671,806
Spectrum Brands Holdings, Inc.	15,263	881,743
USANA Health Sciences, Inc. *	5,880	175,636
WD-40 Co.	7,752	1,888,620
		375,273,604

Insurance 2.4%
Abacus Global Management, Inc. *	21,503	166,218
Aflac, Inc.	284,710	29,478,873
Allstate Corp.	152,419	31,988,176
Ambac Financial Group, Inc. *	23,471	183,778
American Financial Group, Inc.	41,494	5,144,426
American International Group, Inc.	340,440	28,814,842
AMERISAFE, Inc.	10,631	504,654
Aon PLC, Class A	123,859	46,085,457
Arch Capital Group Ltd.	214,894	20,423,526
Arthur J Gallagher & Co.	145,587	50,582,747
Assurant, Inc.	29,722	6,032,972
Assured Guaranty Ltd.	26,762	2,262,727
Axis Capital Holdings Ltd.	43,533	4,518,725
Baldwin Insurance Group, Inc., Class A *	38,028	1,465,219
Bowhead Specialty Holdings, Inc. *	4,936	184,113
Brighthouse Financial, Inc. *	34,837	2,083,601
Brown & Brown, Inc.	135,708	15,321,433
Chubb Ltd.	213,639	63,493,511
Cincinnati Financial Corp.	89,662	13,522,823
SECURITY	NUMBER OF SHARES	VALUE ($)
CNA Financial Corp.	11,814	566,009
CNO Financial Group, Inc.	58,203	2,209,386
Employers Holdings, Inc.	14,150	688,681
Enstar Group Ltd. *	7,141	2,392,306
Erie Indemnity Co., Class A	14,271	5,116,296
Everest Group Ltd.	24,778	8,602,674
F&G Annuities & Life, Inc.	13,387	427,849
Fidelity National Financial, Inc.	148,307	8,122,774
First American Financial Corp.	59,350	3,312,323
Genworth Financial, Inc., Class A *	245,199	1,728,653
Globe Life, Inc.	47,853	5,831,845
Goosehead Insurance, Inc., Class A	14,266	1,544,437
Hagerty, Inc., Class A *	13,635	132,532
Hanover Insurance Group, Inc.	20,664	3,636,451
Hartford Insurance Group, Inc.	164,893	21,409,707
HCI Group, Inc.	4,728	797,945
Hippo Holdings, Inc. *	13,191	310,780
Horace Mann Educators Corp.	23,222	1,008,531
James River Group Holdings Ltd.	15,083	87,783
Kemper Corp.	33,647	2,144,323
Kinsale Capital Group, Inc.	12,867	6,073,095
Lemonade, Inc. *	31,167	1,044,095
Lincoln National Corp.	97,233	3,222,302
Loews Corp.	101,184	9,034,719
Markel Group, Inc. *	7,362	14,294,795
Marsh & McLennan Cos., Inc.	281,573	65,792,347
MBIA, Inc. *	29,105	128,353
Mercury General Corp.	15,341	989,188
MetLife, Inc.	332,157	26,100,897
Old Republic International Corp.	134,880	5,098,464
Oscar Health, Inc., Class A *	121,578	1,677,776
Palomar Holdings, Inc. *	15,348	2,631,722
Primerica, Inc.	19,095	5,167,107
Principal Financial Group, Inc.	120,626	9,395,559
ProAssurance Corp. *	32,168	745,976
Progressive Corp.	336,181	95,788,052
Prudential Financial, Inc.	203,184	21,108,786
Reinsurance Group of America, Inc.	38,491	7,824,835
RenaissanceRe Holdings Ltd.	27,984	6,979,769
RLI Corp.	47,491	3,650,633
Ryan Specialty Holdings, Inc.	61,277	4,385,595
Safety Insurance Group, Inc.	8,127	667,552
Selective Insurance Group, Inc.	34,558	3,041,795
Selectquote, Inc. *	93,681	203,288
SiriusPoint Ltd. *	49,258	964,964
Skyward Specialty Insurance Group, Inc. *	18,626	1,179,957
Stewart Information Services Corp.	15,032	907,031
Tiptree, Inc.	11,411	253,096
Travelers Cos., Inc.	130,336	35,933,635
Trupanion, Inc. *	19,538	921,998
United Fire Group, Inc.	12,402	352,837
Universal Insurance Holdings, Inc.	14,165	384,438
Unum Group	94,077	7,687,032
W.R. Berkley Corp.	173,059	12,925,777
White Mountains Insurance Group Ltd.	1,451	2,589,745
Willis Towers Watson PLC	57,375	18,162,056
		769,638,372

Materials 2.3%
AdvanSix, Inc.	15,186	357,023
Air Products & Chemicals, Inc.	127,498	35,560,467
Albemarle Corp.	67,323	3,753,930
Alcoa Corp.	147,874	3,958,587
Alpha Metallurgical Resources, Inc. *	6,446	722,210
Amcor PLC	1,303,334	11,873,373
AptarGroup, Inc.	38,076	6,031,238

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ashland, Inc.	27,099	1,341,672
Aspen Aerogels, Inc. *	37,964	218,673
Avery Dennison Corp.	45,986	8,173,092
Avient Corp.	52,035	1,880,025
Axalta Coating Systems Ltd. *	124,749	3,842,269
Balchem Corp.	18,297	3,050,110
Ball Corp.	170,238	9,121,352
Cabot Corp.	31,697	2,367,449
Carpenter Technology Corp.	28,867	6,783,745
Celanese Corp.	64,273	3,395,543
Century Aluminum Co. *	30,828	477,526
CF Industries Holdings, Inc.	99,660	9,040,159
Chemours Co.	84,783	858,852
Clearwater Paper Corp. *	9,826	282,891
Cleveland-Cliffs, Inc. *	275,716	1,607,424
Coeur Mining, Inc. *	364,618	2,946,113
Commercial Metals Co.	65,234	3,039,252
Compass Minerals International, Inc. *	19,584	376,209
Corteva, Inc.	393,118	27,832,754
CRH PLC	389,383	35,496,154
Crown Holdings, Inc.	66,579	6,558,032
Dow, Inc.	403,912	11,204,519
DuPont de Nemours, Inc.	240,117	16,039,816
Eagle Materials, Inc.	19,049	3,851,898
Eastman Chemical Co.	66,417	5,205,100
Ecolab, Inc.	144,256	38,317,279
Ecovyst, Inc. *	58,295	434,298
Element Solutions, Inc.	127,821	2,732,813
FMC Corp.	71,083	2,883,126
Freeport-McMoRan, Inc.	823,647	31,693,937
Ginkgo Bioworks Holdings, Inc. *(a)	26,477	184,015
Graphic Packaging Holding Co.	175,919	3,908,920
Greif, Inc., Class A	17,742	986,455
Hawkins, Inc.	10,977	1,465,320
HB Fuller Co.	31,039	1,732,597
Hecla Mining Co.	360,699	1,853,993
Huntsman Corp.	93,101	1,037,145
Ingevity Corp. *	20,710	856,773
Innospec, Inc.	14,337	1,219,792
International Flavors & Fragrances, Inc.	146,745	11,234,797
International Paper Co.	302,142	14,445,409
Ivanhoe Electric, Inc. *	55,170	405,500
Kaiser Aluminum Corp.	8,783	637,558
Knife River Corp. *	32,124	3,022,868
Koppers Holdings, Inc.	11,766	361,452
Kronos Worldwide, Inc.	13,554	85,797
Linde PLC	272,836	127,572,657
Louisiana-Pacific Corp.	36,046	3,246,663
LSB Industries, Inc. *	38,813	293,814
LyondellBasell Industries NV, Class A	148,911	8,411,982
Martin Marietta Materials, Inc.	34,801	19,055,288
Materion Corp.	13,241	1,025,251
Mativ Holdings, Inc.	39,064	223,446
Mercer International, Inc.	23,333	83,532
Metallus, Inc. *	21,884	276,395
Minerals Technologies, Inc.	18,123	1,029,024
Mosaic Co.	183,608	6,635,593
MP Materials Corp. *	70,267	1,531,118
Myers Industries, Inc.	21,359	271,046
NewMarket Corp.	4,337	2,793,288
Newmont Corp.	653,226	34,438,075
Nucor Corp.	134,256	14,682,236
O-I Glass, Inc. *	89,078	1,167,813
Olin Corp.	65,779	1,276,770
Orion SA	31,818	346,498
Packaging Corp. of America	50,917	9,835,637
Perimeter Solutions, Inc. *	78,814	951,285
SECURITY	NUMBER OF SHARES	VALUE ($)
Piedmont Lithium, Inc. *(a)	8,388	51,838
PPG Industries, Inc.	133,017	14,738,284
PureCycle Technologies, Inc. *	80,230	762,987
Quaker Chemical Corp.	7,441	806,902
Radius Recycling, Inc., Class A	15,118	447,644
Ramaco Resources, Inc., Class A	18,770	169,681
Ramaco Resources, Inc., Class B	173	1,290
Ranpak Holdings Corp. *	21,639	72,058
Reliance, Inc.	30,954	9,063,950
Royal Gold, Inc.	38,275	6,817,543
RPM International, Inc.	73,738	8,394,334
Ryerson Holding Corp.	16,065	333,509
Scotts Miracle-Gro Co.	24,724	1,472,561
Sealed Air Corp.	82,765	2,665,033
Sensient Technologies Corp.	25,245	2,386,410
Sherwin-Williams Co.	132,722	47,621,981
Silgan Holdings, Inc.	46,377	2,553,981
Smurfit WestRock PLC	285,559	12,373,271
Sonoco Products Co.	55,091	2,508,844
Steel Dynamics, Inc.	80,990	9,967,439
Stepan Co.	12,000	651,480
SunCoke Energy, Inc.	46,016	374,570
Sylvamo Corp.	20,186	1,069,252
TriMas Corp.	23,092	608,936
Tronox Holdings PLC	67,031	380,736
U.S. Lime & Minerals, Inc.	6,371	654,811
U.S. Steel Corp.	128,294	6,904,783
Vulcan Materials Co.	75,821	20,097,872
Warrior Met Coal, Inc.	29,040	1,319,868
Westlake Corp.	18,983	1,348,363
Worthington Steel, Inc.	19,751	491,800
		739,006,723

Media & Entertainment 8.0%
Advantage Solutions, Inc. *	51,753	61,586
Alphabet, Inc., Class A	3,343,997	574,298,045
Alphabet, Inc., Class C	2,710,197	468,457,551
Altice USA, Inc., Class A *	132,963	307,145
AMC Entertainment Holdings, Inc., Class A *	209,169	744,642
AMC Networks, Inc., Class A *	20,748	137,144
Angi, Inc. *	25,656	401,516
Atlanta Braves Holdings, Inc., Class C *	27,265	1,107,232
Bumble, Inc., Class A *	50,455	283,557
Cable One, Inc.	2,936	429,625
Cargurus, Inc. *	49,913	1,564,273
Cars.com, Inc. *	35,958	368,569
Charter Communications, Inc., Class A *	55,360	21,937,507
Cinemark Holdings, Inc.	62,246	2,102,047
Clear Channel Outdoor Holdings, Inc. *	175,474	187,757
Comcast Corp., Class A	2,157,797	74,595,042
EchoStar Corp., Class A *	68,803	1,219,877
Electronic Arts, Inc.	136,231	19,587,293
Emerald Holding, Inc.	11,476	52,560
Eventbrite, Inc., Class A *	20,000	47,200
EverQuote, Inc., Class A *	15,097	347,986
EW Scripps Co., Class A *	37,606	83,485
Fox Corp., Class A	194,923	10,709,070
fuboTV, Inc. *	200,236	732,864
Gannett Co., Inc. *	88,393	312,911
Gray Media, Inc.	48,479	192,462
Grindr, Inc. *	13,892	339,243
IAC, Inc. *	39,608	1,424,304
Ibotta, Inc., Class A *	4,312	215,557
iHeartMedia, Inc., Class A *	66,196	86,717

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Integral Ad Science Holding Corp. *	37,830	307,936
Interpublic Group of Cos., Inc.	215,198	5,156,144
John Wiley & Sons, Inc., Class A	24,217	947,369
Liberty Broadband Corp., Class C *	73,615	6,905,087
Liberty Media Corp.-Liberty Formula One, Class C *	139,530	13,468,831
Liberty Media Corp.-Liberty Live, Class C *	37,666	2,747,735
Lionsgate Studios Corp. *	127,685	923,163
Live Nation Entertainment, Inc. *	89,708	12,307,041
Madison Square Garden Entertainment Corp. *	23,590	875,425
Madison Square Garden Sports Corp. *	9,731	1,847,820
Magnite, Inc. *	80,582	1,318,322
Match Group, Inc.	146,915	4,398,635
MediaAlpha, Inc., Class A *	19,325	197,115
Meta Platforms, Inc., Class A	1,255,462	812,899,090
National CineMedia, Inc.	54,304	295,957
Netflix, Inc. *	245,292	296,123,861
New York Times Co., Class A	92,928	5,308,047
News Corp., Class A	288,748	8,154,244
Nexstar Media Group, Inc.	16,246	2,768,643
Nextdoor Holdings, Inc. *	142,690	218,316
Omnicom Group, Inc.	112,593	8,268,830
Paramount Global, Class B (a)	352,004	4,259,248
Pinterest, Inc., Class A *	339,573	10,564,116
Playtika Holding Corp.	32,200	152,628
PubMatic, Inc., Class A *	24,127	282,286
QuinStreet, Inc. *	33,446	510,720
Reddit, Inc., Class A *	61,458	6,904,806
ROBLOX Corp., Class A *	312,214	27,156,374
Roku, Inc. *	73,891	5,354,142
Rumble, Inc. *(a)	73,988	666,632
Scholastic Corp.	15,832	273,419
Shutterstock, Inc.	13,237	244,223
Sinclair, Inc.	22,849	320,571
Sirius XM Holdings, Inc.	126,377	2,739,853
Snap, Inc., Class A *	620,782	5,121,451
Sphere Entertainment Co. *	14,533	547,894
Stagwell, Inc. *	59,204	264,050
Starz Entertainment Corp. *	7,203	150,975
Take-Two Interactive Software, Inc. *	97,132	21,979,029
TechTarget, Inc. *	14,188	114,781
TEGNA, Inc.	95,727	1,600,555
Thryv Holdings, Inc. *	27,129	360,816
TKO Group Holdings, Inc.	37,874	5,976,896
Trade Desk, Inc., Class A *	256,804	19,316,797
TripAdvisor, Inc. *	59,926	853,346
Trump Media & Technology Group Corp. *(a)	51,777	1,104,403
Vimeo, Inc. *	87,847	383,013
Vivid Seats, Inc., Class A *	58,390	91,088
Walt Disney Co.	1,035,719	117,077,676
Warner Bros Discovery, Inc. *	1,277,741	12,739,078
Warner Music Group Corp., Class A	82,975	2,183,902
Webtoon Entertainment, Inc. *(a)	9,000	79,110
WideOpenWest, Inc. *	31,070	130,805
Yelp, Inc. *	39,199	1,496,226
Ziff Davis, Inc. *	25,956	842,013
ZipRecruiter, Inc., Class A *	43,024	256,853
ZoomInfo Technologies, Inc. *	157,211	1,501,365
		2,621,373,518

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	62,080	591,622
89bio, Inc. *	85,878	845,040
SECURITY	NUMBER OF SHARES	VALUE ($)
AbbVie, Inc.	1,012,078	188,357,837
Absci Corp. *(a)	65,710	174,132
ACADIA Pharmaceuticals, Inc. *	68,776	1,483,498
Acrivon Therapeutics, Inc. *	19,708	20,693
Adaptive Biotechnologies Corp. *	63,256	602,197
ADMA Biologics, Inc. *	140,502	2,787,560
Agilent Technologies, Inc.	162,846	18,225,724
Agios Pharmaceuticals, Inc. *	33,662	1,080,214
Akero Therapeutics, Inc. *	40,932	2,032,274
Alkermes PLC *	90,630	2,774,184
Allogene Therapeutics, Inc. *	69,721	81,574
Alnylam Pharmaceuticals, Inc. *	74,442	22,672,056
Alumis, Inc. *(a)	34,199	119,695
Amgen, Inc.	308,002	88,760,016
Amicus Therapeutics, Inc. *	150,401	912,934
Amneal Pharmaceuticals, Inc. *	83,464	610,956
Amphastar Pharmaceuticals, Inc. *	21,605	555,465
Amylyx Pharmaceuticals, Inc. *	42,078	216,702
AnaptysBio, Inc. *	9,728	216,253
Anavex Life Sciences Corp. *(a)	48,037	361,719
ANI Pharmaceuticals, Inc. *	9,525	559,308
Anika Therapeutics, Inc. *	12,812	142,854
Annexon, Inc. *	50,259	102,528
Apellis Pharmaceuticals, Inc. *	61,346	1,038,588
Apogee Therapeutics, Inc. *	18,334	671,758
Arbutus Biopharma Corp. *	84,253	283,090
Arcellx, Inc. *	21,767	1,350,860
Arcturus Therapeutics Holdings, Inc. *	13,185	165,208
Arcus Biosciences, Inc. *	50,510	451,054
Arcutis Biotherapeutics, Inc. *	57,564	750,635
Ardelyx, Inc. *	140,539	515,778
ArriVent Biopharma, Inc. *	12,824	272,510
Arrowhead Pharmaceuticals, Inc. *	70,179	1,127,777
ARS Pharmaceuticals, Inc. *	30,742	443,607
Arvinas, Inc. *	25,151	181,087
Astria Therapeutics, Inc. *	20,570	97,913
Atea Pharmaceuticals, Inc. *	46,455	137,971
Avantor, Inc. *	388,580	5,016,568
Avidity Biosciences, Inc. *	67,015	2,076,125
Axsome Therapeutics, Inc. *	23,234	2,443,287
Azenta, Inc. *	28,085	750,431
Beam Therapeutics, Inc. *	51,333	812,601
Bicara Therapeutics, Inc. *(a)	9,945	91,991
BioCryst Pharmaceuticals, Inc. *	119,696	1,286,732
Biogen, Inc. *	84,247	10,934,418
Biohaven Ltd. *	47,856	708,747
BioLife Solutions, Inc. *	19,127	418,499
BioMarin Pharmaceutical, Inc. *	108,763	6,315,867
Bio-Rad Laboratories, Inc., Class A *	11,344	2,574,294
Bio-Techne Corp.	90,834	4,396,366
Blueprint Medicines Corp. *	36,457	3,694,917
Bridgebio Pharma, Inc. *	86,507	2,962,865
Bristol-Myers Squibb Co.	1,163,952	56,195,603
Bruker Corp.	63,500	2,330,450
C4 Therapeutics, Inc. *	27,023	33,779
CareDx, Inc. *	29,731	505,130
Caribou Biosciences, Inc. *	77,086	81,711
Cassava Sciences, Inc. *	26,000	52,260
Catalyst Pharmaceuticals, Inc. *	63,198	1,577,422
Celcuity, Inc. *	16,089	171,026
Celldex Therapeutics, Inc. *	36,527	722,504
CG oncology, Inc. *	30,389	778,566
Charles River Laboratories International, Inc. *	29,330	3,978,028
Cogent Biosciences, Inc. *	59,378	323,016
Coherus Biosciences, Inc. *	88,831	69,199
Collegium Pharmaceutical, Inc. *	19,395	565,170
Corcept Therapeutics, Inc. *	54,865	4,255,329

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Crinetics Pharmaceuticals, Inc. *	53,937	1,645,618
CRISPR Therapeutics AG *	49,247	1,787,174
CryoPort, Inc. *	35,718	214,665
Cullinan Therapeutics, Inc. *	29,360	253,817
Cytek Biosciences, Inc. *	62,734	173,773
Cytokinetics, Inc. *	66,616	2,066,428
Danaher Corp.	366,792	69,653,801
Day One Biopharmaceuticals, Inc. *	45,258	288,746
Denali Therapeutics, Inc. *	71,662	948,805
Design Therapeutics, Inc. *	26,443	98,632
Dianthus Therapeutics, Inc. *	12,094	210,315
Disc Medicine, Inc. *	13,852	646,611
Dynavax Technologies Corp. *	75,457	738,724
Dyne Therapeutics, Inc. *	45,418	543,199
Edgewise Therapeutics, Inc. *	39,468	563,603
Editas Medicine, Inc. *	93,485	160,794
Elanco Animal Health, Inc. *	281,529	3,783,750
Eli Lilly & Co.	451,646	333,165,705
Emergent BioSolutions, Inc. *	29,324	185,328
Enanta Pharmaceuticals, Inc. *	10,879	64,512
Enliven Therapeutics, Inc. *	17,530	311,508
Entrada Therapeutics, Inc. *	13,702	104,135
Erasca, Inc. *	122,856	171,998
Evolus, Inc. *	28,089	258,138
Exact Sciences Corp. *	105,517	5,938,497
Exelixis, Inc. *	160,413	6,904,176
Fortrea Holdings, Inc. *	49,844	214,329
Fulcrum Therapeutics, Inc. *	29,422	202,276
Geron Corp. *	307,590	467,537
Gilead Sciences, Inc.	714,461	78,647,867
Gossamer Bio, Inc. *	108,989	120,978
Gyre Therapeutics, Inc. *(a)	11,209	101,666
Halozyme Therapeutics, Inc. *	72,014	4,037,825
Harmony Biosciences Holdings, Inc. *	21,999	758,965
Harrow, Inc. *	17,102	480,737
Heron Therapeutics, Inc. *	81,451	153,128
Humacyte, Inc. *(a)	54,873	146,511
Ideaya Biosciences, Inc. *	49,862	991,755
Illumina, Inc. *	91,249	7,504,318
ImmunityBio, Inc. *(a)	131,665	350,229
Immunome, Inc. *	43,040	377,030
Immunovant, Inc. *	49,026	728,036
Incyte Corp. *	91,373	5,944,727
Innoviva, Inc. *	32,467	635,379
Insmed, Inc. *	102,006	7,112,878
Intellia Therapeutics, Inc. *	57,926	397,952
Ionis Pharmaceuticals, Inc. *	89,970	3,014,895
Iovance Biotherapeutics, Inc. *	132,531	231,929
IQVIA Holdings, Inc. *	95,768	13,439,123
Ironwood Pharmaceuticals, Inc. *	48,235	28,898
iTeos Therapeutics, Inc. *	22,662	227,073
Janux Therapeutics, Inc. *	18,249	434,326
Jazz Pharmaceuticals PLC *	35,127	3,796,175
Johnson & Johnson	1,380,116	214,207,804
Keros Therapeutics, Inc. *	19,982	282,745
Kodiak Sciences, Inc. *	20,592	70,013
Krystal Biotech, Inc. *	14,809	1,865,342
Kura Oncology, Inc. *	46,627	265,308
Kymera Therapeutics, Inc. *	26,423	783,178
LENZ Therapeutics, Inc. *	9,125	266,450
Ligand Pharmaceuticals, Inc. *	10,966	1,120,616
Liquidia Corp. *	25,422	379,296
Lyell Immunopharma, Inc. *	182,021	79,489
MacroGenics, Inc. *	34,272	46,610
Madrigal Pharmaceuticals, Inc. *	9,713	2,673,600
MannKind Corp. *	157,501	653,629
Maravai LifeSciences Holdings, Inc., Class A *	63,886	143,744
Maze Therapeutics, Inc. *(a)	5,000	50,050
SECURITY	NUMBER OF SHARES	VALUE ($)
MBX Biosciences, Inc. *(a)	7,674	95,311
Medpace Holdings, Inc. *	14,067	4,148,358
Merck & Co., Inc.	1,450,371	111,446,508
Mesa Laboratories, Inc.	3,259	327,921
Metsera, Inc. *(a)	9,000	240,480
Mettler-Toledo International, Inc. *	11,928	13,783,043
MiMedx Group, Inc. *	64,243	413,082
Mind Medicine MindMed, Inc. *(a)	44,796	325,219
Mineralys Therapeutics, Inc. *	27,382	426,612
Mirum Pharmaceuticals, Inc. *	22,951	1,020,401
Moderna, Inc. *	193,410	5,136,970
Monte Rosa Therapeutics, Inc. *	33,783	141,213
Myriad Genetics, Inc. *	53,596	224,567
Natera, Inc. *	75,297	11,876,596
Nektar Therapeutics *	125,321	90,795
Neurocrine Biosciences, Inc. *	57,885	7,121,013
Novavax, Inc. *	95,431	700,464
Nurix Therapeutics, Inc. *	38,729	411,689
Nuvalent, Inc., Class A *	21,760	1,623,514
Nuvation Bio, Inc. *	142,765	302,662
Ocular Therapeutix, Inc. *	72,537	581,021
Olema Pharmaceuticals, Inc. *	28,000	147,840
Omeros Corp. *(a)	34,931	107,937
OmniAb, Inc. *	57,888	73,518
Organogenesis Holdings, Inc. *	45,440	124,506
Organon & Co.	145,203	1,338,772
ORIC Pharmaceuticals, Inc. *	26,264	214,577
Pacific Biosciences of California, Inc. *(a)	169,503	163,350
Pacira BioSciences, Inc. *	25,914	669,618
Perrigo Co. PLC	77,468	2,073,818
Perspective Therapeutics, Inc. *	61,612	158,343
Pfizer, Inc.	3,247,603	76,286,194
Phathom Pharmaceuticals, Inc. *(a)	21,727	92,340
Phibro Animal Health Corp., Class A	11,372	277,704
Praxis Precision Medicines, Inc. *	9,320	359,286
Precigen, Inc. *(a)	105,205	138,871
Prestige Consumer Healthcare, Inc. *	27,802	2,381,797
Prime Medicine, Inc. *(a)	66,968	79,022
ProKidney Corp. *(a)	62,854	45,431
Protagonist Therapeutics, Inc. *	35,728	1,696,008
Prothena Corp. PLC *	22,677	104,087
PTC Therapeutics, Inc. *	44,080	2,138,762
Quanterix Corp. *	20,000	104,000
Rapport Therapeutics, Inc. *	7,541	62,364
Recursion Pharmaceuticals, Inc., Class A *(a)	161,699	675,902
Regeneron Pharmaceuticals, Inc.	60,262	29,545,253
REGENXBIO, Inc. *	25,000	221,250
Relay Therapeutics, Inc. *	83,012	249,036
Repligen Corp. *	29,992	3,541,155
Replimune Group, Inc. *	38,260	343,575
Revolution Medicines, Inc. *	101,637	4,004,498
Revvity, Inc.	69,879	6,318,459
Rhythm Pharmaceuticals, Inc. *	30,012	1,840,636
Rocket Pharmaceuticals, Inc. *	48,253	121,115
Roivant Sciences Ltd. *	250,407	2,751,973
Royalty Pharma PLC, Class A	213,896	7,032,900
Sage Therapeutics, Inc. *	34,275	221,417
Sana Biotechnology, Inc. *(a)	62,158	134,883
Sangamo Therapeutics, Inc. *	129,409	60,175
Sarepta Therapeutics, Inc. *	54,369	2,044,274
Savara, Inc. *	65,301	148,886
Scholar Rock Holding Corp. *	42,328	1,227,935
Seres Therapeutics, Inc. *	2,889	20,367
SIGA Technologies, Inc.	21,784	130,268
Sionna Therapeutics, Inc. *(a)	10,386	142,184
Soleno Therapeutics, Inc. *	15,185	1,113,820
Sotera Health Co. *	86,481	1,058,527

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SpringWorks Therapeutics, Inc. *	42,520	1,986,109
Spyre Therapeutics, Inc. *	27,907	426,419
Standard BioTools, Inc. *	175,732	177,489
Stoke Therapeutics, Inc. *	24,792	236,516
Summit Therapeutics, Inc. *	80,740	1,470,679
Supernus Pharmaceuticals, Inc. *	31,677	1,004,161
Syndax Pharmaceuticals, Inc. *	51,951	547,564
Tango Therapeutics, Inc. *	82,778	183,767
Tarsus Pharmaceuticals, Inc. *	19,630	843,108
TG Therapeutics, Inc. *	76,321	2,679,630
Theravance Biopharma, Inc. *	15,785	144,591
Thermo Fisher Scientific, Inc.	218,984	88,211,135
Third Harmonic Bio, Inc. *	12,349	64,338
Travere Therapeutics, Inc. *	45,579	684,597
Twist Bioscience Corp. *	33,590	984,187
Tyra Biosciences, Inc. *	13,115	119,347
Ultragenyx Pharmaceutical, Inc. *	52,793	1,796,546
uniQure NV *	39,316	568,903
United Therapeutics Corp. *	25,487	8,126,530
Upstream Bio, Inc. *	8,534	78,769
Vanda Pharmaceuticals, Inc. *	39,869	173,031
Vaxcyte, Inc. *	66,298	2,154,022
Vera Therapeutics, Inc. *	30,778	583,243
Veracyte, Inc. *	45,461	1,209,717
Vericel Corp. *	28,210	1,164,932
Vertex Pharmaceuticals, Inc. *	147,112	65,030,860
Verve Therapeutics, Inc. *	47,268	210,343
Viatris, Inc.	678,332	5,962,538
Viking Therapeutics, Inc. *	63,940	1,713,592
Vir Biotechnology, Inc. *	61,035	301,513
Viridian Therapeutics, Inc. *	39,040	543,437
Waters Corp. *	33,922	11,846,919
WaVe Life Sciences Ltd. *	67,541	405,921
West Pharmaceutical Services, Inc.	41,329	8,714,220
Xencor, Inc. *	40,670	325,360
Y-mAbs Therapeutics, Inc. *	17,446	80,252
Zenas Biopharma, Inc. *(a)	8,000	76,160
Zentalis Pharmaceuticals, Inc. *	46,104	55,786
Zoetis, Inc.	256,086	43,183,782
		1,808,508,725

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	63,910	223,046
CBRE Group, Inc., Class A *	168,983	21,126,255
Compass, Inc., Class A *	237,806	1,405,433
CoStar Group, Inc. *	241,644	17,775,333
Cushman & Wakefield PLC *	131,724	1,321,192
eXp World Holdings, Inc.	48,567	413,791
Forestar Group, Inc. *	11,870	227,310
FRP Holdings, Inc. *	7,078	191,955
Howard Hughes Holdings, Inc. *	17,571	1,200,275
Jones Lang LaSalle, Inc. *	27,046	6,023,144
Kennedy-Wilson Holdings, Inc.	69,640	443,607
Marcus & Millichap, Inc.	13,834	398,557
Newmark Group, Inc., Class A	82,787	911,485
Opendoor Technologies, Inc. *	363,880	237,323
RE/MAX Holdings, Inc., Class A *	10,296	77,735
Redfin Corp. *	71,380	713,086
RMR Group, Inc., Class A	9,000	135,900
Seaport Entertainment Group, Inc. *	4,944	96,606
Seritage Growth Properties, Class A *	24,875	70,147
St. Joe Co.	20,645	923,038
Star Holdings *	7,729	48,925
Tejon Ranch Co. *	14,392	240,202
Zillow Group, Inc., Class C *	122,824	8,242,719
		62,447,064

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 10.4%
ACM Research, Inc., Class A *	26,172	590,179
Advanced Micro Devices, Inc. *	928,996	102,867,727
Aehr Test Systems *(a)	16,000	152,640
Allegro MicroSystems, Inc. *	74,521	1,889,107
Alpha & Omega Semiconductor Ltd. *	12,070	256,125
Ambarella, Inc. *	22,760	1,198,086
Amkor Technology, Inc.	65,904	1,187,590
Analog Devices, Inc.	284,335	60,842,003
Applied Materials, Inc.	466,090	73,059,608
Astera Labs, Inc. *	11,736	1,064,690
Axcelis Technologies, Inc. *	17,933	1,010,345
Blaize Holdings, Inc. *(a)	32,613	65,552
Broadcom, Inc.	2,687,150	650,478,400
CEVA, Inc. *	12,725	238,721
Cirrus Logic, Inc. *	30,211	2,971,554
Cohu, Inc. *	26,430	451,160
Credo Technology Group Holding Ltd. *	84,226	5,134,417
Diodes, Inc. *	26,410	1,172,604
Enphase Energy, Inc. *	75,729	3,134,423
Entegris, Inc.	86,595	5,952,540
First Solar, Inc. *	62,141	9,823,249
FormFactor, Inc. *	43,768	1,306,475
Ichor Holdings Ltd. *	20,572	324,626
Impinj, Inc. *	12,929	1,475,070
indie Semiconductor, Inc., Class A *(a)	96,337	255,293
Intel Corp.	2,482,847	48,539,659
KLA Corp.	76,307	57,755,242
Kulicke & Soffa Industries, Inc.	30,586	983,340
Lam Research Corp.	736,749	59,521,952
Lattice Semiconductor Corp. *	79,311	3,564,236
MACOM Technology Solutions Holdings, Inc. *	34,055	4,141,429
Marvell Technology, Inc.	495,285	29,811,204
MaxLinear, Inc. *	42,354	482,412
Microchip Technology, Inc.	308,491	17,904,818
Micron Technology, Inc.	638,959	60,356,067
MKS, Inc.	38,309	3,148,617
Monolithic Power Systems, Inc.	27,481	18,189,674
Navitas Semiconductor Corp. *(a)	63,322	322,942
NVIDIA Corp.	14,038,885	1,897,074,530
NXP Semiconductors NV	145,856	27,877,457
ON Semiconductor Corp. *	241,639	10,153,671
Onto Innovation, Inc. *	28,086	2,582,227
PDF Solutions, Inc. *	16,361	289,590
Penguin Solutions, Inc. *	29,235	519,214
Photronics, Inc. *	35,829	598,703
Power Integrations, Inc.	32,514	1,616,921
Qorvo, Inc. *	53,767	4,087,367
QUALCOMM, Inc.	633,768	92,023,114
Rambus, Inc. *	60,984	3,260,814
Rigetti Computing, Inc. *(a)	140,859	1,705,802
Semtech Corp. *	52,961	1,977,034
Silicon Laboratories, Inc. *	18,518	2,231,975
SiTime Corp. *	10,722	2,102,263
SkyWater Technology, Inc. *	16,425	148,482
Skyworks Solutions, Inc.	92,035	6,353,176
SolarEdge Technologies, Inc. *	34,011	607,436
Synaptics, Inc. *	22,381	1,315,108
Teradyne, Inc.	93,646	7,360,576
Texas Instruments, Inc.	522,498	95,538,759
Ultra Clean Holdings, Inc. *	24,390	472,434
Universal Display Corp.	25,088	3,596,365

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Veeco Instruments, Inc. *	32,867	634,662
Wolfspeed, Inc. *(a)	94,237	112,142
		3,395,863,598

Software & Services 12.3%
8x8, Inc. *	97,369	159,685
A10 Networks, Inc.	43,359	748,376
Accenture PLC, Class A	358,506	113,581,871
ACI Worldwide, Inc. *	60,119	2,781,105
Adeia, Inc.	59,516	764,185
Adobe, Inc. *	249,743	103,665,822
Agilysys, Inc. *	12,625	1,337,114
Akamai Technologies, Inc. *	85,777	6,513,048
Alarm.com Holdings, Inc. *	28,767	1,651,226
Alkami Technology, Inc. *	37,547	1,075,346
Amplitude, Inc., Class A *	50,485	625,509
ANSYS, Inc. *	49,914	16,512,549
Appfolio, Inc., Class A *	13,616	2,875,291
Appian Corp., Class A *	23,706	746,739
Applied Digital Corp. *(a)	98,110	670,091
AppLovin Corp., Class A *	127,787	50,220,291
Asana, Inc., Class A *	48,894	875,692
ASGN, Inc. *	25,480	1,345,599
Atlassian Corp., Class A *	93,827	19,481,300
Aurora Innovation, Inc. *	600,362	3,638,194
Autodesk, Inc. *	123,250	36,496,790
AvePoint, Inc. *	58,999	1,100,331
Bentley Systems, Inc., Class B	88,854	4,241,001
BigCommerce Holdings, Inc. *	40,747	205,365
Bill Holdings, Inc. *	53,579	2,340,331
Blackbaud, Inc. *	21,674	1,348,773
BlackLine, Inc. *	29,039	1,624,151
Blend Labs, Inc., Class A *	108,971	398,834
Box, Inc., Class A *	81,333	3,076,014
Braze, Inc., Class A *	39,141	1,440,389
C3.ai, Inc., Class A *	67,570	1,796,686
Cadence Design Systems, Inc. *	157,423	45,191,421
CCC Intelligent Solutions Holdings, Inc. *	274,003	2,405,746
Cipher Mining, Inc. *	125,645	392,012
Cleanspark, Inc. *	159,373	1,375,389
Clear Secure, Inc., Class A	53,718	1,329,520
Clearwater Analytics Holdings, Inc., Class A *	130,456	3,013,534
Cloudflare, Inc., Class A *	176,094	29,212,234
Cognizant Technology Solutions Corp., Class A	284,695	23,057,448
Commvault Systems, Inc. *	25,194	4,614,281
Confluent, Inc., Class A *	147,551	3,398,100
Consensus Cloud Solutions, Inc. *	9,745	214,098
Core Scientific, Inc. *	159,539	1,699,090
Couchbase, Inc. *	25,593	462,466
Crowdstrike Holdings, Inc., Class A *	141,158	66,537,646
CS Disco, Inc. *	18,160	71,550
Daily Journal Corp. *	480	202,286
Datadog, Inc., Class A *	179,135	21,116,434
Digimarc Corp. *	7,514	98,283
Digital Turbine, Inc. *	57,760	272,627
DigitalOcean Holdings, Inc. *	36,952	1,045,742
Docusign, Inc. *	115,610	10,244,202
Dolby Laboratories, Inc., Class A	34,214	2,540,732
Domo, Inc., Class B *	20,483	260,134
DoubleVerify Holdings, Inc. *	78,501	1,078,604
Dropbox, Inc., Class A *	124,096	3,581,411
DXC Technology Co. *	105,427	1,602,490
Dynatrace, Inc. *	170,143	9,189,423
E2open Parent Holdings, Inc. *	120,800	387,768
Elastic NV *	49,726	4,021,342
SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	32,585	5,685,757
EverCommerce, Inc. *	10,445	104,554
Expensify, Inc., Class A *	28,783	63,610
Fair Isaac Corp. *	14,027	24,214,530
Fastly, Inc., Class A *	73,562	535,531
Five9, Inc. *	44,003	1,166,520
Fortinet, Inc. *	365,437	37,194,178
Freshworks, Inc., Class A *	109,441	1,671,164
Gartner, Inc. *	44,212	19,295,001
Gen Digital, Inc.	310,544	8,844,293
Gitlab, Inc., Class A *	70,452	3,206,271
GoDaddy, Inc., Class A *	81,356	14,818,995
Grid Dynamics Holdings, Inc. *	35,296	442,259
Guidewire Software, Inc. *	47,579	10,230,437
Hackett Group, Inc.	13,157	322,610
HubSpot, Inc. *	29,839	17,602,026
Hut 8 Corp. *	46,868	715,674
Informatica, Inc., Class A *	47,075	1,130,271
Intapp, Inc. *	30,200	1,664,624
InterDigital, Inc.	14,700	3,193,722
International Business Machines Corp.	530,337	137,389,103
Intuit, Inc.	160,546	120,966,595
Jamf Holding Corp. *	36,096	379,008
Kaltura, Inc. *	39,333	83,386
Klaviyo, Inc., Class A *	51,908	1,764,872
Kyndryl Holdings, Inc. *	133,042	5,193,960
LivePerson, Inc. *	42,700	30,876
LiveRamp Holdings, Inc. *	36,341	1,183,990
Manhattan Associates, Inc. *	35,017	6,610,509
MARA Holdings, Inc. *	197,494	2,788,615
Meridianlink, Inc. *	17,375	289,989
Microsoft Corp.	4,261,563	1,961,853,143
MicroStrategy, Inc., Class A *	136,939	50,538,707
MongoDB, Inc. *	42,740	8,070,594
N-able, Inc. *	39,683	309,131
nCino, Inc. *	53,277	1,401,185
NCR Voyix Corp. *	81,512	903,968
NextNav, Inc. *	38,970	489,073
Nutanix, Inc., Class A *	142,034	10,892,587
Okta, Inc. *	93,544	9,650,934
Olo, Inc., Class A *	62,998	548,713
ON24, Inc. *	23,545	133,971
OneSpan, Inc.	20,734	330,293
Onestream, Inc. *	29,479	827,181
Oracle Corp.	930,014	153,945,217
PagerDuty, Inc. *	53,726	766,133
Palantir Technologies, Inc., Class A *	1,176,140	154,991,729
Palo Alto Networks, Inc. *	379,479	73,019,349
Pegasystems, Inc.	25,929	2,544,931
Procore Technologies, Inc. *	61,358	4,121,417
Progress Software Corp.	24,030	1,479,287
PROS Holdings, Inc. *	25,139	442,195
PTC, Inc. *	68,950	11,605,664
Q2 Holdings, Inc. *	35,131	3,074,665
Qualys, Inc. *	20,543	2,846,233
Rackspace Technology, Inc. *	37,386	42,620
Rapid7, Inc. *	37,070	850,756
RingCentral, Inc., Class A *	45,837	1,188,553
Riot Platforms, Inc. *	169,135	1,364,919
Roper Technologies, Inc.	61,578	35,116,086
Rubrik, Inc., Class A *	50,007	4,768,167
SailPoint, Inc. *	35,200	620,224
Salesforce, Inc.	548,081	145,444,255
Samsara, Inc., Class A *	145,340	6,764,124
SEMrush Holdings, Inc., Class A *	17,224	169,484
SentinelOne, Inc., Class A *	167,802	2,954,993
ServiceNow, Inc. *	118,035	119,344,008
ServiceTitan, Inc., Class A *	5,300	586,551

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Snowflake, Inc., Class A *	189,418	38,957,600
SoundHound AI, Inc., Class A *(a)	207,204	2,094,832
Sprinklr, Inc., Class A *	63,950	539,738
Sprout Social, Inc., Class A *	29,231	638,113
SPS Commerce, Inc. *	21,732	3,058,996
Synopsys, Inc. *	88,422	41,026,040
Telos Corp. *	25,850	65,142
Tenable Holdings, Inc. *	68,703	2,213,611
Teradata Corp. *	54,402	1,194,668
Terawulf, Inc. *	176,643	623,550
Tucows, Inc., Class A *	7,627	147,964
Twilio, Inc., Class A *	87,551	10,304,753
Tyler Technologies, Inc. *	24,604	14,196,262
UiPath, Inc., Class A *	242,123	3,222,657
Unisys Corp. *	25,000	119,250
Unity Software, Inc. *	173,982	4,537,451
Varonis Systems, Inc. *	63,222	3,014,425
Verint Systems, Inc. *	35,898	629,651
VeriSign, Inc.	47,059	12,822,166
Vertex, Inc., Class A *	30,193	1,194,737
Weave Communications, Inc. *	23,899	230,625
Workday, Inc., Class A *	122,368	30,311,777
Workiva, Inc. *	29,540	1,987,747
Xperi, Inc. *	25,564	199,144
Yext, Inc. *	58,969	395,682
Zeta Global Holdings Corp., Class A *	123,083	1,617,311
Zoom Communications, Inc., Class A *	150,052	12,191,725
Zscaler, Inc. *	54,161	14,932,188
		4,027,205,486

Technology Hardware & Equipment 7.3%
908 Devices, Inc. *(a)	15,500	88,040
ADTRAN Holdings, Inc. *	39,642	318,325
Advanced Energy Industries, Inc.	20,989	2,409,117
Aeva Technologies, Inc. *	16,296	297,728
Amphenol Corp., Class A	695,080	62,508,544
Apple, Inc.	8,611,310	1,729,581,614
Arista Networks, Inc. *	592,411	51,326,489
Arlo Technologies, Inc. *	53,349	763,958
Arrow Electronics, Inc. *	30,176	3,572,235
Avnet, Inc.	49,491	2,475,045
Badger Meter, Inc.	16,933	4,203,109
Bel Fuse, Inc., Class B	7,025	518,445
Belden, Inc.	22,968	2,439,202
Benchmark Electronics, Inc.	20,116	734,636
Calix, Inc. *	33,480	1,548,115
CDW Corp.	76,275	13,756,959
Ciena Corp. *	81,381	6,515,363
Cisco Systems, Inc.	2,283,135	143,928,830
Clearfield, Inc. *	6,800	252,348
Cognex Corp.	98,671	2,957,170
Coherent Corp. *	88,902	6,723,658
CommScope Holding Co., Inc. *	123,895	748,326
Corning, Inc.	440,970	21,867,702
Corsair Gaming, Inc. *	25,300	222,387
Crane NXT Co.	27,859	1,493,521
CTS Corp.	17,456	710,285
Daktronics, Inc. *	22,690	336,720
Dell Technologies, Inc., Class C	178,477	19,859,136
Diebold Nixdorf, Inc. *	21,264	1,024,287
Digi International, Inc. *	20,614	668,100
ePlus, Inc. *	14,708	1,049,710
Evolv Technologies Holdings, Inc. *	63,484	346,623
Extreme Networks, Inc. *	72,981	1,143,612
F5, Inc. *	32,956	9,404,983
Fabrinet *	20,585	4,793,629
FARO Technologies, Inc. *	10,404	440,817
SECURITY	NUMBER OF SHARES	VALUE ($)
Flex Ltd. *	219,583	9,288,361
Harmonic, Inc. *	64,046	577,695
Hewlett Packard Enterprise Co.	753,414	13,018,994
HP, Inc.	536,598	13,361,290
Insight Enterprises, Inc. *	15,635	2,038,648
IonQ, Inc. *	112,558	4,540,590
IPG Photonics Corp. *	15,217	1,008,278
Itron, Inc. *	25,419	2,938,436
Jabil, Inc.	62,633	10,522,970
Juniper Networks, Inc.	188,850	6,785,381
Keysight Technologies, Inc. *	98,912	15,533,140
Kimball Electronics, Inc. *	14,244	257,816
Knowles Corp. *	50,041	821,173
Littelfuse, Inc.	14,205	2,912,877
Lumentum Holdings, Inc. *	39,641	2,865,251
MicroVision, Inc. *(a)	98,428	108,271
Mirion Technologies, Inc. *	114,450	2,185,995
Motorola Solutions, Inc.	95,761	39,777,204
Napco Security Technologies, Inc.	21,098	588,634
NetApp, Inc.	116,606	11,562,651
NETGEAR, Inc. *	16,629	487,729
NetScout Systems, Inc. *	43,279	988,492
nLight, Inc. *	24,741	374,331
Novanta, Inc. *	20,390	2,524,690
OSI Systems, Inc. *	9,352	2,049,117
Ouster, Inc. *	27,594	337,475
PAR Technology Corp. *	22,017	1,443,435
PC Connection, Inc.	6,985	456,819
Plexus Corp. *	15,143	1,987,670
Pure Storage, Inc., Class A *	177,661	9,520,853
Ribbon Communications, Inc. *	51,360	173,597
Rogers Corp. *	9,462	629,885
Sandisk Corp. *	65,644	2,474,122
Sanmina Corp. *	30,559	2,588,042
ScanSource, Inc. *	13,215	533,622
Seagate Technology Holdings PLC	121,119	14,284,775
SmartRent, Inc. *	97,600	82,404
Super Micro Computer, Inc. *	291,615	11,670,432
TD SYNNEX Corp.	42,924	5,208,398
TE Connectivity PLC	170,531	27,296,897
Teledyne Technologies, Inc. *	26,861	13,399,878
Trimble, Inc. *	140,916	10,043,083
TTM Technologies, Inc. *	60,035	1,792,645
Ubiquiti, Inc.	2,402	949,487
Viasat, Inc. *	52,513	458,438
Viavi Solutions, Inc. *	127,669	1,163,065
Vishay Intertechnology, Inc.	63,091	887,690
Vontier Corp.	84,933	3,036,355
Western Digital Corp. *	199,432	10,280,720
Xerox Holdings Corp.	69,067	337,738
Zebra Technologies Corp., Class A *	29,497	8,547,346
		2,377,731,653

Telecommunication Services 0.9%
Anterix, Inc. *	11,166	296,904
AST SpaceMobile, Inc., Class A *(a)	91,355	2,107,560
AT&T, Inc.	4,117,831	114,475,702
ATN International, Inc.	6,200	88,102
Bandwidth, Inc., Class A *	12,880	180,578
Cogent Communications Holdings, Inc.	23,858	1,090,549
Frontier Communications Parent, Inc. *	127,559	4,621,463
GCI Liberty, Inc. *(c)	47,809	0
Globalstar, Inc. *	28,317	522,732
Gogo, Inc. *	38,436	407,806
IDT Corp., Class B	11,647	717,339
Iridium Communications, Inc.	62,286	1,582,064

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Global Ltd., Class C *	181,600	1,794,208
Liberty Latin America Ltd., Class C *	91,175	455,875
Lumen Technologies, Inc. *	585,032	2,293,325
Shenandoah Telecommunications Co.	29,315	368,783
Telephone & Data Systems, Inc.	57,503	1,975,803
T-Mobile U.S., Inc.	275,205	66,654,651
U.S. Cellular Corp. *	7,821	484,667
Verizon Communications, Inc.	2,414,868	106,157,597
		306,275,708

Transportation 1.4%
Alaska Air Group, Inc. *	71,696	3,651,477
Allegiant Travel Co. *	8,571	476,376
American Airlines Group, Inc. *	375,229	4,281,363
ArcBest Corp.	13,273	832,084
Avis Budget Group, Inc. *	9,564	1,164,800
CH Robinson Worldwide, Inc.	68,029	6,528,743
Covenant Logistics Group, Inc., Class A	8,844	200,759
CSX Corp.	1,103,866	34,871,127
Delta Air Lines, Inc.	366,505	17,735,177
Expeditors International of Washington, Inc.	80,158	9,036,211
FedEx Corp.	126,973	27,692,811
Forward Air Corp. *	10,903	182,952
Frontier Group Holdings, Inc. *	46,696	187,718
FTAI Infrastructure, Inc.	60,621	370,394
Genco Shipping & Trading Ltd.	24,986	330,815
GXO Logistics, Inc. *	68,424	2,814,963
Heartland Express, Inc.	26,603	238,097
Hertz Global Holdings, Inc. *(a)	69,945	458,140
Hub Group, Inc., Class A	36,421	1,227,752
JB Hunt Transport Services, Inc.	45,553	6,325,034
JetBlue Airways Corp. *	174,335	880,392
Joby Aviation, Inc. *	272,035	2,127,314
Kirby Corp. *	32,742	3,622,575
Knight-Swift Transportation Holdings, Inc.	93,016	4,122,469
Landstar System, Inc.	20,228	2,775,686
Lyft, Inc., Class A *	212,287	3,235,254
Marten Transport Ltd.	33,278	433,945
Matson, Inc.	19,027	2,147,197
Norfolk Southern Corp.	129,830	32,083,590
Old Dominion Freight Line, Inc.	108,139	17,320,624
Proficient Auto Logistics, Inc. *	11,746	94,673
RXO, Inc. *	86,246	1,339,400
Ryder System, Inc.	24,063	3,540,389
Saia, Inc. *	15,410	4,074,558
Schneider National, Inc., Class B	26,799	620,933
SkyWest, Inc. *	23,397	2,373,626
Southwest Airlines Co.	338,547	11,300,699
Sun Country Airlines Holdings, Inc. *	22,751	263,457
Uber Technologies, Inc. *	1,198,086	100,830,918
U-Haul Holding Co., Non Voting Shares	63,683	3,632,478
Union Pacific Corp.	346,406	76,784,354
United Airlines Holdings, Inc. *	187,826	14,921,837
United Parcel Service, Inc., Class B	418,765	40,846,338
Universal Logistics Holdings, Inc.	3,740	89,984
Werner Enterprises, Inc.	36,384	944,165
Wheels Up Experience, Inc. *(a)	73,024	95,661
XPO, Inc. *	68,016	7,742,261
		456,851,570

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.4%
AES Corp.	416,602	4,203,514
ALLETE, Inc.	34,274	2,229,181
Alliant Energy Corp.	146,547	9,119,620
Ameren Corp.	154,581	14,975,807
American Electric Power Co., Inc.	305,245	31,589,805
American States Water Co.	20,755	1,636,947
American Water Works Co., Inc.	112,005	16,013,355
Atmos Energy Corp.	91,487	14,151,209
Avista Corp.	47,352	1,823,526
Black Hills Corp.	40,243	2,353,008
California Water Service Group	34,818	1,645,151
CenterPoint Energy, Inc.	375,425	13,980,827
Chesapeake Utilities Corp.	13,497	1,649,198
Clearway Energy, Inc., Class C	65,757	2,023,343
CMS Energy Corp.	172,218	12,094,870
Consolidated Edison, Inc.	198,735	20,765,820
Constellation Energy Corp.	179,389	54,919,942
Dominion Energy, Inc.	480,292	27,218,148
DTE Energy Co.	118,851	16,240,989
Duke Energy Corp.	445,153	52,403,411
Edison International	221,685	12,336,770
Entergy Corp.	244,487	20,360,877
Essential Utilities, Inc.	145,295	5,598,216
Evergy, Inc.	130,905	8,693,401
Eversource Energy	209,629	13,586,056
Exelon Corp.	578,050	25,330,151
FirstEnergy Corp.	293,755	12,320,085
H2O America	17,281	906,907
Hawaiian Electric Industries, Inc. *	110,607	1,181,283
IDACORP, Inc.	30,447	3,621,671
MDU Resources Group, Inc.	115,139	1,979,239
MGE Energy, Inc.	20,338	1,836,928
Middlesex Water Co.	9,815	568,779
Montauk Renewables, Inc. *	51,571	94,891
National Fuel Gas Co.	51,875	4,281,763
New Jersey Resources Corp.	57,792	2,652,075
NextEra Energy, Inc.	1,178,612	83,257,152
NiSource, Inc.	268,549	10,618,427
Northwest Natural Holding Co.	24,358	997,947
Northwestern Energy Group, Inc.	33,914	1,876,462
NRG Energy, Inc.	116,556	18,171,080
OGE Energy Corp.	113,540	5,049,124
Oklo, Inc. *(a)	41,542	2,190,094
ONE Gas, Inc.	32,304	2,415,047
Ormat Technologies, Inc.	32,815	2,439,139
Otter Tail Corp.	23,894	1,844,139
PG&E Corp.	1,254,959	21,183,708
Pinnacle West Capital Corp.	64,936	5,924,111
Portland General Electric Co.	63,777	2,704,145
PPL Corp.	422,171	14,670,442
Public Service Enterprise Group, Inc.	284,827	23,079,532
Sempra	362,401	28,481,095
Southern Co.	628,350	56,551,500
Southwest Gas Holdings, Inc.	33,968	2,439,921
Spire, Inc.	32,713	2,462,635
Talen Energy Corp. *	26,292	6,413,933
TXNM Energy, Inc.	50,209	2,846,348
UGI Corp.	122,515	4,417,891
Unitil Corp.	8,367	458,763
Vistra Corp.	195,568	31,402,354
WEC Energy Group, Inc.	181,814	19,534,096
Xcel Energy, Inc.	329,191	23,076,289
York Water Co.	7,252	236,850
		791,128,987
Total Common Stocks (Cost $17,031,651,255)		32,623,560,306

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	18,260,479	18,260,479
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	27,592,898	27,592,898
		45,853,377
Total Short-Term Investments (Cost $45,853,377)		45,853,377
Total Investments in Securities (Cost $17,077,504,632)		32,669,413,683

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/20/25	52	5,377,580	250,085
S&P 500 Index, e-mini, expires 06/20/25	157	46,440,600	2,264,054
			2,514,139

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,922,161.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at May 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Tupperware Brands Corp.	$27,290	$42	($1,253 )	($49,977 )	$23,898	$—	—	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	766,865	(658,671)	(1,007,129)	1,256,833	—	—	6,756

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	439,287	12,203	(5,905)	2,494	(45,323)	—	—	3,846

Financial Services 0.3%
Charles Schwab Corp.	54,379,072	13,281,525	(2,240,921)	747,297	19,613,817	85,780,790	971,030	731,901

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	329,741	8,764	(98,052)	66,665	(121,790)	—	—	—
Total	$55,175,390	$14,069,399	($3,004,802 )	($240,650 )	$20,727,435	$85,780,790		$742,503

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$30,939,009,431	$—	$—	$30,939,009,431
Health Care Equipment & Services	1,378,275,167	—	0 *	1,378,275,167
Telecommunication Services	306,275,708	—	0 *	306,275,708
Short-Term Investments [1]	45,853,377	—	—	45,853,377
Futures Contracts [2]	2,514,139	—	—	2,514,139
Total	$32,671,927,822	$—	$0	$32,671,927,822

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv PLC *	17,155	1,146,126
Autoliv, Inc.	5,459	561,294
BorgWarner, Inc.	16,304	539,499
Ford Motor Co.	291,495	3,025,718
General Motors Co.	74,705	3,706,115
Gentex Corp.	17,132	369,537
Harley-Davidson, Inc.	8,839	213,992
Lear Corp.	3,970	358,968
Lucid Group, Inc. *(a)	91,373	203,762
Modine Manufacturing Co. *	3,884	352,667
Rivian Automotive, Inc., Class A *	54,755	795,590
Tesla, Inc. *	210,038	72,769,766
Thor Industries, Inc.	3,921	318,346
		84,361,380

Banks 3.5%
Bank of America Corp.	497,070	21,935,699
BOK Financial Corp.	1,638	154,660
Cadence Bank	13,476	408,323
Citigroup, Inc.	140,866	10,610,027
Citizens Financial Group, Inc.	32,969	1,330,299
Columbia Banking System, Inc.	15,492	362,203
Comerica, Inc.	9,741	556,114
Commerce Bancshares, Inc.	9,228	581,456
Cullen/Frost Bankers, Inc.	4,898	621,948
East West Bancorp, Inc.	10,315	940,728
Fifth Third Bancorp	50,127	1,914,350
First Citizens BancShares, Inc., Class A	878	1,623,317
First Financial Bankshares, Inc.	9,489	334,582
First Horizon Corp.	38,871	772,756
FNB Corp.	26,697	370,287
Glacier Bancorp, Inc.	8,321	345,072
Home BancShares, Inc.	14,110	399,172
Huntington Bancshares, Inc.	108,442	1,694,948
JPMorgan Chase & Co.	209,903	55,414,392
KeyCorp	74,239	1,177,431
M&T Bank Corp.	12,444	2,272,772
Old National Bancorp	23,617	492,651
Pinnacle Financial Partners, Inc.	5,804	616,849
PNC Financial Services Group, Inc.	29,762	5,172,933
Popular, Inc.	5,261	544,671
Prosperity Bancshares, Inc.	7,093	494,027
Regions Financial Corp.	67,931	1,456,441
SouthState Corp.	7,304	641,291
Synovus Financial Corp.	10,475	501,019
Truist Financial Corp.	98,877	3,905,642
U.S. Bancorp	116,860	5,093,927
UMB Financial Corp.	5,048	520,550
United Bankshares, Inc.	10,718	387,349
Webster Financial Corp.	12,815	659,716
Wells Fargo & Co.	246,902	18,463,332
Western Alliance Bancorp	8,201	593,834
Wintrust Financial Corp.	4,986	595,378
Zions Bancorp NA	11,030	522,381
		144,482,527

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 6.7%
3M Co.	40,745	6,044,521
A.O. Smith Corp.	8,915	573,324
AAON, Inc.	5,039	485,205
Acuity, Inc.	2,316	601,905
Advanced Drainage Systems, Inc.	5,375	591,035
AECOM	9,951	1,093,117
AeroVironment, Inc. *	2,156	383,833
AGCO Corp.	4,578	448,552
Air Lease Corp.	7,625	439,276
Allegion PLC	6,459	921,699
Allison Transmission Holdings, Inc.	6,496	672,466
AMETEK, Inc.	17,381	3,106,680
API Group Corp. *	18,090	844,260
Applied Industrial Technologies, Inc.	2,915	660,306
Armstrong World Industries, Inc.	3,224	501,751
ATI, Inc. *	10,639	847,290
Axon Enterprise, Inc. *	5,462	4,098,466
AZEK Co., Inc. *	10,841	536,738
Boeing Co. *	56,282	11,668,384
Boise Cascade Co.	2,916	253,342
Builders FirstSource, Inc. *	8,650	931,432
BWX Technologies, Inc.	6,789	852,698
Carlisle Cos., Inc.	3,362	1,278,165
Carrier Global Corp.	60,539	4,310,377
Caterpillar, Inc.	35,892	12,491,493
CNH Industrial NV	65,155	815,089
Comfort Systems USA, Inc.	2,688	1,285,482
Core & Main, Inc., Class A *	14,315	784,605
Crane Co.	3,596	616,354
CSW Industrials, Inc.	1,288	393,858
Cummins, Inc.	10,323	3,318,638
Curtiss-Wright Corp.	2,831	1,245,951
Deere & Co.	19,011	9,624,509
Donaldson Co., Inc.	9,089	632,140
Dover Corp.	10,328	1,835,802
Dycom Industries, Inc. *	2,195	504,674
Eaton Corp. PLC	29,657	9,496,171
EMCOR Group, Inc.	3,475	1,639,714
Emerson Electric Co.	42,297	5,049,416
Esab Corp.	4,324	531,809
Everus Construction Group, Inc. *	3,726	215,773
Fastenal Co.	85,944	3,552,925
Federal Signal Corp.	4,496	422,939
Ferguson Enterprises, Inc.	15,042	2,742,758
Flowserve Corp.	9,654	481,831
Fluor Corp. *	12,740	529,729
Fortive Corp.	25,545	1,793,004
Fortune Brands Innovations, Inc.	9,240	465,696
FTAI Aviation Ltd.	7,707	902,875
GATX Corp.	2,619	417,050
GE Vernova, Inc.	20,719	9,799,673
Generac Holdings, Inc. *	4,422	540,059
General Dynamics Corp.	19,014	5,295,209
General Electric Co.	80,534	19,804,116
Graco, Inc.	12,554	1,062,822
HEICO Corp.	7,503	2,248,199
Hexcel Corp.	5,967	315,595
Honeywell International, Inc.	48,810	11,063,763
Howmet Aerospace, Inc.	30,346	5,155,482

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hubbell, Inc.	4,050	1,577,799
Huntington Ingalls Industries, Inc.	2,937	655,127
IDEX Corp.	5,643	1,020,875
Illinois Tool Works, Inc.	20,056	4,915,325
Ingersoll Rand, Inc.	30,356	2,478,264
ITT, Inc.	6,160	927,326
Johnson Controls International PLC	49,543	5,022,174
L3Harris Technologies, Inc.	14,168	3,461,809
Lennox International, Inc.	2,433	1,373,307
Leonardo DRS, Inc.	5,852	247,540
Lincoln Electric Holdings, Inc.	4,282	828,952
Loar Holdings, Inc. *	2,037	177,321
Lockheed Martin Corp.	15,734	7,589,767
Masco Corp.	15,874	990,855
MasTec, Inc. *	4,569	712,444
Middleby Corp. *	4,092	597,964
Moog, Inc., Class A	2,137	396,007
Mueller Industries, Inc.	8,486	660,805
NEXTracker, Inc., Class A *	10,630	602,615
Nordson Corp.	4,108	870,855
Northrop Grumman Corp.	10,209	4,949,017
nVent Electric PLC	12,463	820,065
Oshkosh Corp.	4,802	476,310
Otis Worldwide Corp.	29,701	2,831,990
Owens Corning	6,406	858,084
PACCAR, Inc.	39,376	3,695,438
Parker-Hannifin Corp.	9,653	6,416,349
Pentair PLC	12,323	1,222,195
Quanta Services, Inc.	11,072	3,792,824
QXO, Inc.	24,930	423,810
RBC Bearings, Inc. *	2,333	853,575
Regal Rexnord Corp.	4,899	653,723
Rockwell Automation, Inc.	8,538	2,694,166
RTX Corp.	100,057	13,655,779
Sensata Technologies Holding PLC	11,353	295,859
Simpson Manufacturing Co., Inc.	3,176	494,503
SiteOne Landscape Supply, Inc. *	3,384	395,285
Snap-on, Inc.	3,945	1,265,359
SPX Technologies, Inc. *	3,429	521,517
Stanley Black & Decker, Inc.	11,701	765,596
Textron, Inc.	13,661	1,011,324
Timken Co.	4,735	324,300
Toro Co.	7,503	568,577
Trane Technologies PLC	16,816	7,235,420
TransDigm Group, Inc.	4,218	6,193,838
Trex Co., Inc. *	8,183	457,184
UFP Industries, Inc.	4,545	443,410
United Rentals, Inc.	4,910	3,478,146
Valmont Industries, Inc.	1,517	482,467
Vertiv Holdings Co., Class A	28,526	3,078,811
Watsco, Inc.	2,646	1,173,686
Watts Water Technologies, Inc., Class A	2,054	497,315
WESCO International, Inc.	3,377	566,965
Westinghouse Air Brake Technologies Corp.	12,835	2,596,777
WillScot Holdings Corp.	13,778	371,317
Woodward, Inc.	4,513	976,297
WW Grainger, Inc.	3,329	3,620,487
Xylem, Inc.	18,164	2,289,391
Zurn Elkay Water Solutions Corp.	10,560	382,166
		277,156,478

Commercial & Professional Services 1.5%
Amentum Holdings, Inc. *	11,253	232,485
Automatic Data Processing, Inc.	30,564	9,949,499
Booz Allen Hamilton Holding Corp., Class A	9,482	1,007,463
Broadridge Financial Solutions, Inc.	8,805	2,138,118
SECURITY	NUMBER OF SHARES	VALUE ($)
CACI International, Inc., Class A *	1,713	733,164
Casella Waste Systems, Inc., Class A *	4,709	551,942
Cintas Corp.	25,744	5,831,016
Clarivate PLC *	31,292	132,052
Clean Harbors, Inc. *	3,810	864,070
Concentrix Corp.	3,468	194,087
Copart, Inc. *	65,817	3,388,259
Dayforce, Inc. *	12,035	711,028
Dun & Bradstreet Holdings, Inc.	22,845	205,834
Equifax, Inc.	9,291	2,454,589
ExlService Holdings, Inc. *	12,073	555,237
Exponent, Inc.	3,720	283,985
FTI Consulting, Inc. *	2,715	445,695
Genpact Ltd.	11,907	512,596
Jacobs Solutions, Inc.	9,171	1,158,297
KBR, Inc.	10,186	531,607
Leidos Holdings, Inc.	9,820	1,458,467
Maximus, Inc.	4,344	314,984
MSA Safety, Inc.	2,930	477,502
Parsons Corp. *	3,475	225,319
Paychex, Inc.	24,029	3,794,419
Paycom Software, Inc.	3,521	912,256
Paylocity Holding Corp. *	3,291	628,252
RB Global, Inc.	13,871	1,460,616
Republic Services, Inc.	15,242	3,921,614
Robert Half, Inc.	7,537	345,119
Rollins, Inc.	20,957	1,199,788
Science Applications International Corp.	3,680	425,187
SS&C Technologies Holdings, Inc.	16,105	1,301,445
Tetra Tech, Inc.	19,931	696,389
TransUnion	14,559	1,246,687
Veralto Corp.	18,642	1,883,401
Verisk Analytics, Inc.	10,625	3,337,738
Waste Management, Inc.	27,368	6,594,867
		62,105,073

Consumer Discretionary Distribution & Retail 5.6%
Abercrombie & Fitch Co., Class A *	3,778	296,535
Amazon.com, Inc. *	707,998	145,146,670
AutoNation, Inc. *	1,988	365,494
AutoZone, Inc. *	1,267	4,729,762
Bath & Body Works, Inc.	16,563	465,752
Best Buy Co., Inc.	14,666	972,063
Burlington Stores, Inc. *	4,696	1,071,956
CarMax, Inc. *	11,583	746,640
Carvana Co. *	8,838	2,891,440
Dick's Sporting Goods, Inc.	4,339	778,156
eBay, Inc.	35,803	2,619,706
Etsy, Inc. *	8,466	468,593
Floor & Decor Holdings, Inc., Class A *	8,060	577,821
GameStop Corp., Class A *	30,351	904,460
Gap, Inc.	16,445	366,888
Genuine Parts Co.	10,512	1,329,978
Home Depot, Inc.	74,572	27,464,122
Lithia Motors, Inc.	2,038	645,863
LKQ Corp.	19,625	794,224
Lowe's Cos., Inc.	42,388	9,568,243
Murphy USA, Inc.	1,361	580,861
Ollie's Bargain Outlet Holdings, Inc. *	4,692	522,923
O'Reilly Automotive, Inc. *	4,323	5,911,703
Penske Automotive Group, Inc.	1,429	234,613
Pool Corp.	2,851	856,982
Ross Stores, Inc.	24,749	3,467,087
TJX Cos., Inc.	84,346	10,703,507
Tractor Supply Co.	40,021	1,937,016
Ulta Beauty, Inc. *	3,464	1,633,137

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valvoline, Inc. *	9,664	334,278
Williams-Sonoma, Inc.	9,230	1,493,045
		229,879,518

Consumer Durables & Apparel 0.7%
Brunswick Corp.	4,823	244,140
Champion Homes, Inc. *	3,894	254,668
Columbia Sportswear Co.	2,525	161,044
Crocs, Inc. *	4,170	425,340
Deckers Outdoor Corp. *	11,484	1,211,792
DR Horton, Inc.	21,245	2,508,185
Garmin Ltd.	11,583	2,351,001
Hasbro, Inc.	9,749	650,356
Installed Building Products, Inc.	1,768	281,961
KB Home	5,289	272,807
Lennar Corp., Class A	18,262	1,937,233
Lululemon Athletica, Inc. *	8,453	2,676,811
Mattel, Inc. *	25,210	477,477
Meritage Homes Corp.	5,528	351,636
Mohawk Industries, Inc. *	3,911	393,486
NIKE, Inc., Class B	88,634	5,370,334
NVR, Inc. *	227	1,615,316
PulteGroup, Inc.	15,173	1,487,409
PVH Corp.	4,222	353,677
Ralph Lauren Corp.	2,998	829,876
SharkNinja, Inc. *	4,840	444,941
Skechers USA, Inc., Class A *	9,944	616,926
Somnigroup International, Inc.	15,444	1,004,787
Tapestry, Inc.	15,522	1,219,253
Taylor Morrison Home Corp. *	7,731	435,101
Toll Brothers, Inc.	7,412	772,701
TopBuild Corp. *	2,189	619,246
VF Corp.	24,699	307,750
Whirlpool Corp.	4,250	331,882
		29,607,136

Consumer Services 2.3%
ADT, Inc.	30,199	251,256
Airbnb, Inc., Class A *	32,531	4,196,499
Aramark	19,650	795,825
Booking Holdings, Inc.	2,498	13,786,287
Boyd Gaming Corp.	4,898	367,203
Bright Horizons Family Solutions, Inc. *	4,399	568,351
Caesars Entertainment, Inc. *	16,175	434,784
Carnival Corp. *	78,781	1,829,295
Cava Group, Inc. *	6,042	491,033
Chipotle Mexican Grill, Inc. *	101,746	5,095,440
Choice Hotels International, Inc.	1,752	221,943
Churchill Downs, Inc.	5,546	529,477
Darden Restaurants, Inc.	8,784	1,881,621
Domino's Pizza, Inc.	2,628	1,245,199
DoorDash, Inc., Class A *	25,430	5,305,969
DraftKings, Inc., Class A *	36,723	1,317,621
Duolingo, Inc. *	2,856	1,484,006
Expedia Group, Inc.	9,307	1,551,942
Flutter Entertainment PLC *	13,374	3,379,610
H&R Block, Inc.	10,009	570,013
Hilton Worldwide Holdings, Inc.	18,090	4,494,280
Hyatt Hotels Corp., Class A	3,157	416,819
Las Vegas Sands Corp.	25,961	1,068,555
Life Time Group Holdings, Inc. *	6,929	198,169
Light & Wonder, Inc. *	6,593	594,161
Marriott International, Inc., Class A	17,186	4,534,182
McDonald's Corp.	53,767	16,874,773
MGM Resorts International *	16,568	524,377
Norwegian Cruise Line Holdings Ltd. *	32,997	582,397
Planet Fitness, Inc., Class A *	6,311	648,960
SECURITY	NUMBER OF SHARES	VALUE ($)
Royal Caribbean Cruises Ltd.	18,548	4,766,280
Service Corp. International	10,719	836,082
Starbucks Corp.	85,245	7,156,318
Texas Roadhouse, Inc.	5,038	983,468
Vail Resorts, Inc.	2,776	444,632
Viking Holdings Ltd. *	13,022	581,302
Wingstop, Inc.	2,196	750,373
Wyndham Hotels & Resorts, Inc.	5,907	488,981
Wynn Resorts Ltd.	6,695	606,165
Yum! Brands, Inc.	20,905	3,009,066
		94,862,714

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	30,413	676,081
BJ's Wholesale Club Holdings, Inc. *	9,896	1,120,326
Casey's General Stores, Inc.	2,822	1,235,359
Costco Wholesale Corp.	33,325	34,663,998
Dollar General Corp.	16,586	1,612,988
Dollar Tree, Inc. *	15,100	1,362,926
Kroger Co.	49,889	3,403,926
Maplebear, Inc. *	12,234	558,727
Performance Food Group Co. *	11,710	1,048,748
Sprouts Farmers Market, Inc. *	7,535	1,302,500
Sysco Corp.	36,676	2,677,348
Target Corp.	34,320	3,226,423
U.S. Foods Holding Corp. *	17,398	1,376,530
Walgreens Boots Alliance, Inc.	53,823	605,509
Walmart, Inc.	325,654	32,148,563
		87,019,952

Energy 3.0%
Antero Midstream Corp.	25,373	476,505
Antero Resources Corp. *	22,058	826,072
APA Corp.	27,241	463,369
Baker Hughes Co.	74,258	2,751,259
ChampionX Corp.	14,159	340,807
Cheniere Energy, Inc.	16,806	3,982,854
Chevron Corp.	125,464	17,150,929
Chord Energy Corp.	4,583	412,470
Civitas Resources, Inc.	6,604	180,752
ConocoPhillips	95,795	8,176,103
Coterra Energy, Inc.	55,265	1,343,492
Devon Energy Corp.	49,254	1,490,426
Diamondback Energy, Inc.	14,039	1,888,947
DT Midstream, Inc.	7,654	801,680
EOG Resources, Inc.	42,205	4,582,197
EQT Corp.	44,675	2,462,933
Expand Energy Corp.	15,880	1,844,144
Exxon Mobil Corp.	326,781	33,429,696
Halliburton Co.	65,126	1,275,818
Hess Corp.	20,775	2,746,247
HF Sinclair Corp.	12,077	436,342
Kinder Morgan, Inc.	145,092	4,068,380
Marathon Petroleum Corp.	23,738	3,815,646
Matador Resources Co.	8,816	379,176
Murphy Oil Corp.	10,282	215,202
Noble Corp. PLC	9,801	242,771
NOV, Inc.	28,512	342,144
Occidental Petroleum Corp.	50,893	2,075,417
ONEOK, Inc.	46,477	3,757,201
Ovintiv, Inc.	19,544	700,066
Permian Resources Corp.	47,523	599,265
Phillips 66	31,025	3,520,717
Range Resources Corp.	18,154	690,578
Schlumberger NV	105,143	3,474,976
Targa Resources Corp.	16,328	2,578,681
TechnipFMC PLC	32,121	1,000,569

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Pacific Land Corp.	1,426	1,588,607
Valero Energy Corp.	23,749	3,062,909
Weatherford International PLC	5,387	234,873
Williams Cos., Inc.	91,456	5,534,003
		124,944,223

Equity Real Estate Investment Trusts (REITs) 2.2%
Agree Realty Corp.	7,968	599,990
Alexandria Real Estate Equities, Inc.	11,585	813,151
American Homes 4 Rent, Class A	24,005	908,589
American Tower Corp.	35,058	7,525,200
Americold Realty Trust, Inc.	19,220	318,475
AvalonBay Communities, Inc.	10,680	2,208,304
Brixmor Property Group, Inc.	23,259	591,011
BXP, Inc.	10,869	731,810
Camden Property Trust	7,941	932,988
Crown Castle, Inc.	32,622	3,273,618
CubeSmart	16,774	717,256
Digital Realty Trust, Inc.	23,756	4,074,629
EastGroup Properties, Inc.	3,886	658,871
Equinix, Inc.	7,298	6,486,608
Equity LifeStyle Properties, Inc.	14,273	907,335
Equity Residential	25,578	1,794,041
Essential Properties Realty Trust, Inc.	14,275	463,937
Essex Property Trust, Inc.	4,827	1,370,385
Extra Space Storage, Inc.	15,932	2,408,122
Federal Realty Investment Trust	5,792	553,020
First Industrial Realty Trust, Inc.	9,848	486,787
Gaming & Leisure Properties, Inc.	20,584	961,273
Healthcare Realty Trust, Inc.	26,972	391,094
Healthpeak Properties, Inc.	52,720	917,855
Host Hotels & Resorts, Inc.	51,867	803,420
Invitation Homes, Inc.	42,473	1,431,340
Iron Mountain, Inc.	22,122	2,183,663
Kimco Realty Corp.	51,503	1,094,954
Kite Realty Group Trust	16,270	359,892
Lamar Advertising Co., Class A	6,549	789,416
Lineage, Inc.	4,348	185,616
Mid-America Apartment Communities, Inc.	8,772	1,374,134
Millrose Properties, Inc., Class A	9,333	260,111
NNN REIT, Inc.	14,181	592,199
Omega Healthcare Investors, Inc.	21,233	785,621
Prologis, Inc.	69,506	7,548,352
Public Storage	11,825	3,646,948
Realty Income Corp.	65,611	3,714,895
Regency Centers Corp.	12,374	892,784
Rexford Industrial Realty, Inc.	17,045	600,666
Ryman Hospitality Properties, Inc.	4,522	439,131
SBA Communications Corp.	8,118	1,882,483
Simon Property Group, Inc.	23,067	3,761,536
STAG Industrial, Inc.	13,848	492,712
Sun Communities, Inc.	8,979	1,108,368
Terreno Realty Corp.	7,466	421,232
UDR, Inc.	22,778	943,692
Ventas, Inc.	32,825	2,109,991
VICI Properties, Inc.	79,115	2,508,737
Vornado Realty Trust	12,707	478,673
Welltower, Inc.	45,697	7,050,133
Weyerhaeuser Co.	54,278	1,406,343
WP Carey, Inc.	16,542	1,038,176
		89,999,567

Financial Services 8.7%
Affiliated Managers Group, Inc.	2,254	396,704
Affirm Holdings, Inc., Class A *	18,918	981,844
AGNC Investment Corp.	66,479	594,322
SECURITY	NUMBER OF SHARES	VALUE ($)
Ally Financial, Inc.	20,781	727,335
American Express Co.	41,684	12,257,180
Ameriprise Financial, Inc.	7,238	3,685,879
Annaly Capital Management, Inc.	43,597	826,163
Apollo Global Management, Inc.	33,494	4,377,331
ARES Management Corp., Class A	14,021	2,320,475
Bank of New York Mellon Corp.	53,918	4,777,674
Berkshire Hathaway, Inc., Class B *	137,599	69,344,392
Blackrock, Inc.	10,936	10,716,077
Blackstone, Inc.	54,891	7,616,675
Block, Inc. *	41,894	2,586,954
Blue Owl Capital, Inc.	39,428	736,515
Capital One Financial Corp.	47,802	9,041,748
Carlyle Group, Inc.	15,703	709,776
Cboe Global Markets, Inc.	7,883	1,806,153
Charles Schwab Corp. (b)	127,091	11,227,219
CME Group, Inc.	27,013	7,806,757
Coinbase Global, Inc., Class A *	15,744	3,882,785
Corebridge Financial, Inc.	18,944	617,764
Corpay, Inc. *	5,274	1,714,630
Credit Acceptance Corp. *	485	231,491
Enact Holdings, Inc.	1,969	69,703
Equitable Holdings, Inc.	23,371	1,235,625
Essent Group Ltd.	7,981	462,898
Evercore, Inc., Class A	2,720	629,653
FactSet Research Systems, Inc.	2,894	1,326,204
Fidelity National Information Services, Inc.	39,749	3,164,418
FirstCash Holdings, Inc.	2,911	372,346
Fiserv, Inc. *	42,754	6,959,924
Franklin Resources, Inc.	23,293	504,061
Global Payments, Inc.	18,594	1,405,892
Goldman Sachs Group, Inc.	23,406	14,054,133
Hamilton Lane, Inc., Class A	3,242	483,058
Houlihan Lokey, Inc.	4,014	701,166
Interactive Brokers Group, Inc., Class A	8,135	1,705,747
Intercontinental Exchange, Inc.	43,182	7,764,124
Invesco Ltd.	34,088	492,912
Jack Henry & Associates, Inc.	5,455	988,282
Jackson Financial, Inc., Class A	5,465	447,638
Janus Henderson Group PLC	9,541	346,625
Jefferies Financial Group, Inc.	12,131	589,567
KKR & Co., Inc.	50,741	6,163,002
Lazard, Inc., Class A	8,289	359,743
LPL Financial Holdings, Inc.	5,934	2,297,407
MarketAxess Holdings, Inc.	2,862	619,365
Mastercard, Inc., Class A	61,137	35,801,827
MGIC Investment Corp.	18,367	485,807
Moody's Corp.	11,625	5,572,095
Morgan Stanley	92,866	11,889,634
Morningstar, Inc.	2,073	639,355
Mr. Cooper Group, Inc. *	4,728	612,418
MSCI, Inc.	5,824	3,284,852
Nasdaq, Inc.	31,149	2,602,187
Northern Trust Corp.	14,663	1,565,129
OneMain Holdings, Inc.	9,111	472,314
PayPal Holdings, Inc. *	74,275	5,220,047
PennyMac Financial Services, Inc.	2,418	232,128
Radian Group, Inc.	11,023	376,435
Raymond James Financial, Inc.	13,918	2,045,668
Rithm Capital Corp.	38,605	430,446
Robinhood Markets, Inc., Class A *	53,547	3,542,134
S&P Global, Inc.	23,624	12,115,805
SEI Investments Co.	7,329	624,871
Shift4 Payments, Inc., Class A *	5,084	481,912
SoFi Technologies, Inc. *	81,389	1,082,474
Starwood Property Trust, Inc.	23,950	473,012
State Street Corp.	21,694	2,088,698
Stifel Financial Corp.	7,673	722,950

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Synchrony Financial	29,152	1,680,613
T. Rowe Price Group, Inc.	16,800	1,572,312
Toast, Inc., Class A *	30,957	1,305,766
Tradeweb Markets, Inc., Class A	8,728	1,260,760
Visa, Inc., Class A	129,372	47,245,361
Voya Financial, Inc.	7,302	485,729
WEX, Inc. *	2,687	357,183
		358,397,258

Food, Beverage & Tobacco 2.4%
Altria Group, Inc.	127,387	7,720,926
Archer-Daniels-Midland Co.	35,760	1,726,135
Brown-Forman Corp., Class B	17,580	586,117
Bunge Global SA	9,985	780,328
Campbell's Co.	14,715	500,899
Celsius Holdings, Inc. *	11,666	441,908
Coca-Cola Co.	290,655	20,956,226
Coca-Cola Consolidated, Inc.	4,500	515,925
Conagra Brands, Inc.	35,850	820,607
Constellation Brands, Inc., Class A	11,619	2,071,552
Darling Ingredients, Inc. *	12,005	374,076
Flowers Foods, Inc.	14,522	245,422
Freshpet, Inc. *	3,589	287,694
General Mills, Inc.	41,470	2,250,162
Hershey Co.	11,064	1,777,874
Hormel Foods Corp.	21,687	665,357
Ingredion, Inc.	4,928	685,583
J.M. Smucker Co.	8,017	902,794
Kellanova	20,197	1,668,878
Keurig Dr. Pepper, Inc.	101,897	3,430,872
Kraft Heinz Co.	65,370	1,747,340
Lamb Weston Holdings, Inc.	10,756	599,970
Lancaster Colony Corp.	1,441	241,223
McCormick & Co., Inc. - Non Voting Shares	19,053	1,385,725
Molson Coors Beverage Co., Class B	12,884	690,454
Mondelez International, Inc., Class A	97,017	6,547,677
Monster Beverage Corp. *	52,716	3,371,188
PepsiCo, Inc.	102,951	13,532,909
Philip Morris International, Inc.	116,690	21,073,047
Pilgrim's Pride Corp.	3,171	155,886
Post Holdings, Inc. *	3,498	386,844
Tyson Foods, Inc., Class A	21,370	1,200,139
		99,341,737

Health Care Equipment & Services 4.1%
Abbott Laboratories	130,152	17,385,704
Acadia Healthcare Co., Inc. *	6,905	156,329
Align Technology, Inc. *	5,328	964,048
Baxter International, Inc.	38,100	1,162,050
Becton Dickinson & Co.	21,541	3,717,761
Boston Scientific Corp. *	110,588	11,640,493
Cardinal Health, Inc.	18,155	2,803,858
Cencora, Inc.	12,938	3,768,063
Centene Corp. *	37,190	2,099,004
Chemed Corp.	1,121	644,396
Cigna Group	20,552	6,507,585
Cooper Cos., Inc. *	14,969	1,022,083
CorVel Corp. *	2,081	231,553
CVS Health Corp.	94,595	6,057,864
DaVita, Inc. *	3,285	447,614
DENTSPLY SIRONA, Inc.	14,925	238,502
Dexcom, Inc. *	29,240	2,508,792
Edwards Lifesciences Corp. *	44,402	3,473,124
Elevance Health, Inc.	17,391	6,675,361
Encompass Health Corp.	7,516	908,684
Ensign Group, Inc.	4,356	641,465
SECURITY	NUMBER OF SHARES	VALUE ($)
GE HealthCare Technologies, Inc.	34,273	2,417,617
Glaukos Corp. *	4,247	400,450
Globus Medical, Inc., Class A *	8,495	502,734
HCA Healthcare, Inc.	13,433	5,123,212
HealthEquity, Inc. *	6,487	652,657
Henry Schein, Inc. *	9,354	654,686
Hologic, Inc. *	16,865	1,048,497
Humana, Inc.	9,046	2,108,894
IDEXX Laboratories, Inc. *	6,139	3,151,517
Inspire Medical Systems, Inc. *	2,282	315,372
Insulet Corp. *	5,288	1,718,759
Intuitive Surgical, Inc. *	26,775	14,788,904
Labcorp Holdings, Inc.	6,224	1,549,589
Lantheus Holdings, Inc. *	5,285	399,335
Masimo Corp. *	3,405	553,313
McKesson Corp.	9,419	6,777,065
Medtronic PLC	96,253	7,987,074
Merit Medical Systems, Inc. *	4,424	420,413
Molina Healthcare, Inc. *	4,195	1,279,643
Option Care Health, Inc. *	12,542	409,873
PACS Group, Inc. *	2,615	25,941
Penumbra, Inc. *	2,911	777,150
Quest Diagnostics, Inc.	8,369	1,450,682
ResMed, Inc.	11,073	2,710,560
Solventum Corp. *	10,327	754,800
STERIS PLC	7,405	1,815,780
Stryker Corp.	25,759	9,856,424
Teleflex, Inc.	3,520	430,390
Tenet Healthcare Corp. *	7,109	1,199,786
UnitedHealth Group, Inc.	69,107	20,864,094
Universal Health Services, Inc., Class B	4,451	847,248
Veeva Systems, Inc., Class A *	11,224	3,139,353
Zimmer Biomet Holdings, Inc.	14,953	1,378,218
		170,564,363

Household & Personal Products 1.2%
BellRing Brands, Inc. *	9,627	606,020
Church & Dwight Co., Inc.	18,436	1,812,443
Clorox Co.	9,245	1,219,231
Colgate-Palmolive Co.	60,909	5,660,882
Coty, Inc., Class A *	27,885	137,473
elf Beauty, Inc. *	4,152	467,059
Estee Lauder Cos., Inc., Class A	17,463	1,168,973
Kenvue, Inc.	143,565	3,426,897
Kimberly-Clark Corp.	24,887	3,577,755
Procter & Gamble Co.	176,060	29,910,833
Reynolds Consumer Products, Inc.	4,036	89,115
		48,076,681

Insurance 2.3%
Aflac, Inc.	37,079	3,839,160
Allstate Corp.	19,890	4,174,314
American Financial Group, Inc.	5,480	679,411
American International Group, Inc.	44,468	3,763,772
Aon PLC, Class A	16,229	6,038,486
Arch Capital Group Ltd.	28,176	2,677,847
Arthur J Gallagher & Co.	19,116	6,641,663
Assurant, Inc.	3,845	780,458
Axis Capital Holdings Ltd.	5,815	603,597
Brown & Brown, Inc.	17,735	2,002,282
Chubb Ltd.	27,981	8,315,953
Cincinnati Financial Corp.	11,699	1,764,443
CNA Financial Corp.	1,536	73,590
Enstar Group Ltd. *	938	314,239
Erie Indemnity Co., Class A	1,881	674,357
Everest Group Ltd.	3,223	1,118,993
F&G Annuities & Life, Inc.	1,749	55,898

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Financial, Inc.	19,669	1,077,271
First American Financial Corp.	7,693	429,346
Globe Life, Inc.	6,280	765,344
Hanover Insurance Group, Inc.	2,684	472,330
Hartford Insurance Group, Inc.	21,644	2,810,257
Kinsale Capital Group, Inc.	1,664	785,391
Lincoln National Corp.	12,752	422,601
Loews Corp.	13,251	1,183,182
Markel Group, Inc. *	969	1,881,507
Marsh & McLennan Cos., Inc.	36,890	8,619,718
MetLife, Inc.	43,503	3,418,466
Old Republic International Corp.	17,724	669,967
Primerica, Inc.	2,492	674,335
Principal Financial Group, Inc.	15,887	1,237,439
Progressive Corp.	43,939	12,519,539
Prudential Financial, Inc.	26,647	2,768,357
Reinsurance Group of America, Inc.	4,963	1,008,928
RenaissanceRe Holdings Ltd.	3,669	915,122
RLI Corp.	6,226	478,593
Ryan Specialty Holdings, Inc.	7,926	567,264
Selective Insurance Group, Inc.	4,671	411,142
Travelers Cos., Inc.	17,032	4,695,723
Unum Group	12,313	1,006,095
W.R. Berkley Corp.	22,431	1,675,371
Willis Towers Watson PLC	7,513	2,378,240
		96,389,991

Materials 2.3%
Air Products & Chemicals, Inc.	16,699	4,657,518
Albemarle Corp.	8,962	499,721
Alcoa Corp.	19,251	515,349
Amcor PLC	171,426	1,561,691
Anglogold Ashanti PLC	32,290	1,414,625
AptarGroup, Inc.	5,007	793,109
Avery Dennison Corp.	6,028	1,071,356
Axalta Coating Systems Ltd. *	16,557	509,956
Balchem Corp.	2,420	403,414
Ball Corp.	22,259	1,192,637
Cabot Corp.	4,011	299,582
Carpenter Technology Corp.	3,801	893,235
Celanese Corp.	8,068	426,232
CF Industries Holdings, Inc.	12,996	1,178,867
Cleveland-Cliffs, Inc. *	36,060	210,230
Commercial Metals Co.	8,754	407,849
Corteva, Inc.	51,639	3,656,041
CRH PLC	50,918	4,641,685
Crown Holdings, Inc.	8,705	857,443
Dow, Inc.	52,806	1,464,838
DuPont de Nemours, Inc.	31,484	2,103,131
Eagle Materials, Inc.	2,472	499,863
Eastman Chemical Co.	8,700	681,819
Ecolab, Inc.	18,947	5,032,702
Element Solutions, Inc.	16,700	357,046
FMC Corp.	9,363	379,763
Freeport-McMoRan, Inc.	108,165	4,162,189
Graphic Packaging Holding Co.	22,822	507,105
International Flavors & Fragrances, Inc.	19,096	1,461,990
International Paper Co.	39,647	1,895,523
Linde PLC	35,726	16,704,763
Louisiana-Pacific Corp.	4,667	420,357
LyondellBasell Industries NV, Class A	19,387	1,095,172
Martin Marietta Materials, Inc.	4,589	2,512,707
Mosaic Co.	23,837	861,469
NewMarket Corp.	575	370,335
Newmont Corp.	85,531	4,509,194
Nucor Corp.	17,581	1,922,658
Olin Corp.	8,504	165,063
Packaging Corp. of America	6,741	1,302,159
SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	17,461	1,934,679
Reliance, Inc.	4,065	1,190,313
Royal Gold, Inc.	4,936	879,200
RPM International, Inc.	9,723	1,106,866
Sealed Air Corp.	10,804	347,889
Sherwin-Williams Co.	17,373	6,233,606
Silgan Holdings, Inc.	6,040	332,623
Smurfit WestRock PLC	37,159	1,610,099
Sonoco Products Co.	7,287	331,850
Steel Dynamics, Inc.	10,614	1,306,265
U.S. Steel Corp.	16,712	899,440
Vulcan Materials Co.	9,885	2,620,217
Westlake Corp.	2,596	184,394
		92,577,827

Media & Entertainment 8.2%
Alphabet, Inc., Class A	437,882	75,201,855
Alphabet, Inc., Class C	354,886	61,342,045
Charter Communications, Inc., Class A *	7,261	2,877,316
Comcast Corp., Class A	283,008	9,783,587
Electronic Arts, Inc.	17,834	2,564,172
Fox Corp., Class A	25,459	1,398,717
Interpublic Group of Cos., Inc.	28,010	671,120
Liberty Broadband Corp., Class C *	8,442	791,860
Liberty Media Corp.-Liberty Formula One, Class C *	16,804	1,622,090
Live Nation Entertainment, Inc. *	11,724	1,608,416
Match Group, Inc.	18,924	566,585
Meta Platforms, Inc., Class A	164,395	106,444,119
Netflix, Inc. *	32,112	38,766,570
New York Times Co., Class A	12,411	708,916
News Corp., Class A	38,406	1,084,585
Nexstar Media Group, Inc.	2,228	379,696
Omnicom Group, Inc.	14,623	1,073,913
Paramount Global, Class B (a)	44,282	535,812
Pinterest, Inc., Class A *	44,729	1,391,519
Reddit, Inc., Class A *	7,958	894,081
ROBLOX Corp., Class A *	40,867	3,554,612
Roku, Inc. *	9,619	696,993
Sirius XM Holdings, Inc.	16,359	354,663
Snap, Inc., Class A *	80,670	665,527
Take-Two Interactive Software, Inc. *	12,719	2,878,055
TKO Group Holdings, Inc.	5,011	790,786
Trade Desk, Inc., Class A *	33,630	2,529,649
Walt Disney Co.	135,749	15,345,067
Warner Bros Discovery, Inc. *	166,686	1,661,859
		338,184,185

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	132,525	24,664,228
Agilent Technologies, Inc.	21,483	2,404,377
Alnylam Pharmaceuticals, Inc. *	9,686	2,949,968
Amgen, Inc.	40,298	11,613,078
Apellis Pharmaceuticals, Inc. *	7,740	131,038
Avantor, Inc. *	50,805	655,893
Avidity Biosciences, Inc. *	8,763	271,478
Biogen, Inc. *	10,924	1,417,826
BioMarin Pharmaceutical, Inc. *	14,328	832,027
Bio-Rad Laboratories, Inc., Class A *	1,422	322,694
Bio-Techne Corp.	11,821	572,136
Blueprint Medicines Corp. *	4,873	493,879
Bridgebio Pharma, Inc. *	11,354	388,875
Bristol-Myers Squibb Co.	152,289	7,352,513
Bruker Corp.	8,120	298,004
Charles River Laboratories International, Inc. *	3,810	516,750
Cytokinetics, Inc. *	8,799	272,945

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Danaher Corp.	48,103	9,134,760
Elanco Animal Health, Inc. *	37,058	498,060
Eli Lilly & Co.	59,150	43,633,180
Exact Sciences Corp. *	13,726	772,499
Exelixis, Inc. *	20,815	895,878
Gilead Sciences, Inc.	93,501	10,292,590
Halozyme Therapeutics, Inc. *	9,562	536,141
Illumina, Inc. *	11,910	979,478
Immunovant, Inc. *	5,655	83,977
Incyte Corp. *	12,003	780,915
Insmed, Inc. *	13,329	929,431
Ionis Pharmaceuticals, Inc. *	11,780	394,748
IQVIA Holdings, Inc. *	12,526	1,757,774
Jazz Pharmaceuticals PLC *	4,611	498,311
Johnson & Johnson	180,739	28,052,500
Krystal Biotech, Inc. *	1,910	240,584
Madrigal Pharmaceuticals, Inc. *	1,273	350,406
Medpace Holdings, Inc. *	1,881	554,707
Merck & Co., Inc.	189,958	14,596,373
Mettler-Toledo International, Inc. *	1,585	1,831,499
Moderna, Inc. *	25,520	677,811
Natera, Inc. *	9,974	1,573,199
Neurocrine Biosciences, Inc. *	7,407	911,209
Nuvalent, Inc., Class A *	2,923	218,085
Organon & Co.	19,212	177,135
Pfizer, Inc.	425,221	9,988,441
Regeneron Pharmaceuticals, Inc.	7,921	3,883,508
Repligen Corp. *	3,925	463,425
Revolution Medicines, Inc. *	13,039	513,737
Revvity, Inc.	9,063	819,476
Roivant Sciences Ltd. *	32,593	358,197
Royalty Pharma PLC, Class A	27,967	919,555
Sarepta Therapeutics, Inc. *	7,094	266,734
Summit Therapeutics, Inc. *(a)	10,228	186,303
Thermo Fisher Scientific, Inc.	28,722	11,569,796
Ultragenyx Pharmaceutical, Inc. *	6,846	232,969
United Therapeutics Corp. *	3,328	1,061,133
Vaxcyte, Inc. *	8,697	282,566
Vertex Pharmaceuticals, Inc. *	19,261	8,514,325
Viatris, Inc.	88,671	779,418
Viking Therapeutics, Inc. *	8,179	219,197
Waters Corp. *	4,439	1,550,276
West Pharmaceutical Services, Inc.	5,460	1,151,241
Zoetis, Inc.	33,578	5,662,258
		223,951,514

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	22,154	2,769,693
CoStar Group, Inc. *	31,737	2,334,574
Jones Lang LaSalle, Inc. *	3,550	790,585
Zillow Group, Inc., Class C *	12,024	806,930
		6,701,782

Semiconductors & Semiconductor Equipment 10.7%
Advanced Micro Devices, Inc. *	121,692	13,474,955
Amkor Technology, Inc.	8,362	150,683
Analog Devices, Inc.	37,267	7,974,393
Applied Materials, Inc.	61,006	9,562,690
Astera Labs, Inc. *	1,458	132,270
Broadcom, Inc.	351,878	85,179,107
Cirrus Logic, Inc. *	3,938	387,342
Enphase Energy, Inc. *	10,083	417,335
Entegris, Inc.	11,437	786,179
First Solar, Inc. *	8,058	1,273,809
GLOBALFOUNDRIES, Inc. *	6,143	219,919
Intel Corp.	325,013	6,354,004
KLA Corp.	9,968	7,544,580
SECURITY	NUMBER OF SHARES	VALUE ($)
Lam Research Corp.	96,334	7,782,824
Lattice Semiconductor Corp. *	10,331	464,275
MACOM Technology Solutions Holdings, Inc. *	4,457	542,016
Marvell Technology, Inc.	64,937	3,908,558
Microchip Technology, Inc.	40,296	2,338,780
Micron Technology, Inc.	83,657	7,902,240
MKS, Inc.	4,942	406,183
Monolithic Power Systems, Inc.	3,604	2,385,488
NVIDIA Corp.	1,838,457	248,430,694
NXP Semiconductors NV	19,116	3,653,641
ON Semiconductor Corp. *	31,838	1,337,833
Onto Innovation, Inc. *	3,651	335,673
Qorvo, Inc. *	7,049	535,865
QUALCOMM, Inc.	83,072	12,062,054
Skyworks Solutions, Inc.	12,128	837,196
Teradyne, Inc.	12,196	958,606
Texas Instruments, Inc.	68,373	12,502,003
Universal Display Corp.	3,322	476,209
		440,317,404

Software & Services 12.5%
Accenture PLC, Class A	46,966	14,879,768
ACI Worldwide, Inc. *	8,056	372,671
Adobe, Inc. *	32,690	13,569,292
Akamai Technologies, Inc. *	11,237	853,225
Amdocs Ltd.	8,463	776,565
ANSYS, Inc. *	6,562	2,170,841
Appfolio, Inc., Class A *	1,718	362,790
AppLovin Corp., Class A *	16,758	6,585,894
Atlassian Corp., Class A *	12,305	2,554,887
Aurora Innovation, Inc. *	79,111	479,413
Autodesk, Inc. *	16,101	4,767,828
Bentley Systems, Inc., Class B	11,615	554,384
Bill Holdings, Inc. *	7,006	306,022
Box, Inc., Class A *	10,675	403,729
Cadence Design Systems, Inc. *	20,596	5,912,494
CCC Intelligent Solutions Holdings, Inc. *	35,554	312,164
Cloudflare, Inc., Class A *	23,054	3,824,428
Cognizant Technology Solutions Corp., Class A	37,031	2,999,141
Commvault Systems, Inc. *	3,242	593,772
Confluent, Inc., Class A *	19,280	444,018
Crowdstrike Holdings, Inc., Class A *	18,470	8,706,204
Datadog, Inc., Class A *	23,422	2,760,985
Docusign, Inc. *	15,073	1,335,619
Dropbox, Inc., Class A *	16,582	478,557
Dynatrace, Inc. *	22,556	1,218,250
Elastic NV *	6,559	530,426
EPAM Systems, Inc. *	4,324	754,495
Fair Isaac Corp. *	1,843	3,181,534
Fortinet, Inc. *	47,739	4,858,875
Gartner, Inc. *	5,760	2,513,779
Gen Digital, Inc.	40,595	1,156,146
Gitlab, Inc., Class A *	9,036	411,228
GoDaddy, Inc., Class A *	10,588	1,928,604
Guidewire Software, Inc. *	6,281	1,350,541
HubSpot, Inc. *	3,922	2,313,588
Informatica, Inc., Class A *	6,179	148,358
International Business Machines Corp.	69,424	17,984,981
Intuit, Inc.	21,011	15,831,158
Kyndryl Holdings, Inc. *	17,736	692,413
Manhattan Associates, Inc. *	4,638	875,562
Microsoft Corp.	558,067	256,911,724
MicroStrategy, Inc., Class A *	17,884	6,600,269
MongoDB, Inc. *	5,631	1,063,302
Nutanix, Inc., Class A *	18,629	1,428,658
Okta, Inc. *	12,260	1,264,864

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp.	121,785	20,159,071
Palantir Technologies, Inc., Class A *	153,784	20,265,656
Palo Alto Networks, Inc. *	49,703	9,563,851
Pegasystems, Inc.	3,274	321,343
Procore Technologies, Inc. *	8,100	544,077
PTC, Inc. *	9,022	1,518,583
Roper Technologies, Inc.	8,072	4,603,219
Salesforce, Inc.	71,842	19,064,712
Samsara, Inc., Class A *	19,031	885,703
SentinelOne, Inc., Class A *	22,093	389,058
ServiceNow, Inc. *	15,454	15,625,385
Snowflake, Inc., Class A *	24,745	5,089,304
SPS Commerce, Inc. *	2,911	409,752
Synopsys, Inc. *	11,592	5,378,456
Twilio, Inc., Class A *	11,597	1,364,967
Tyler Technologies, Inc. *	3,204	1,848,676
UiPath, Inc., Class A *	31,899	424,576
Unity Software, Inc. *	22,382	583,723
Varonis Systems, Inc. *	8,246	393,169
VeriSign, Inc.	6,098	1,661,522
Workday, Inc., Class A *	16,031	3,971,039
Zeta Global Holdings Corp., Class A *	15,967	209,806
Zoom Communications, Inc., Class A *	19,709	1,601,356
Zscaler, Inc. *	7,160	1,974,012
		516,874,462

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	90,982	8,182,011
Apple, Inc.	1,127,703	226,499,148
Arista Networks, Inc. *	77,415	6,707,236
Arrow Electronics, Inc. *	3,918	463,813
Badger Meter, Inc.	2,231	553,779
CDW Corp.	9,951	1,794,762
Ciena Corp. *	10,654	852,959
Cisco Systems, Inc.	298,990	18,848,330
Cognex Corp.	12,781	383,047
Coherent Corp. *	11,638	880,182
Corning, Inc.	57,615	2,857,128
Dell Technologies, Inc., Class C	23,412	2,605,053
F5, Inc. *	4,338	1,237,978
Fabrinet *	2,699	628,516
Flex Ltd. *	28,455	1,203,646
Hewlett Packard Enterprise Co.	98,655	1,704,758
HP, Inc.	70,377	1,752,387
Insight Enterprises, Inc. *	2,113	275,514
Jabil, Inc.	8,167	1,372,138
Juniper Networks, Inc.	25,058	900,334
Keysight Technologies, Inc. *	13,025	2,045,446
Littelfuse, Inc.	1,892	387,974
Motorola Solutions, Inc.	12,531	5,205,127
NetApp, Inc.	15,367	1,523,792
Novanta, Inc. *	2,721	336,914
Pure Storage, Inc., Class A *	23,378	1,252,827
Sandisk Corp. *	8,552	322,325
Seagate Technology Holdings PLC	15,908	1,876,190
Super Micro Computer, Inc. *	38,018	1,521,480
TD SYNNEX Corp.	5,710	692,851
TE Connectivity PLC	22,369	3,580,606
Teledyne Technologies, Inc. *	3,484	1,738,028
Trimble, Inc. *	18,308	1,304,811
Ubiquiti, Inc.	295	116,611
Vontier Corp.	11,471	410,088
Western Digital Corp. *	26,359	1,358,806
Zebra Technologies Corp., Class A *	3,826	1,108,660
		304,485,255

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.9%
AT&T, Inc.	539,106	14,987,147
Frontier Communications Parent, Inc. *	16,435	595,440
GCI Liberty, Inc. *(c)	3,916	0
Lumen Technologies, Inc. *	75,909	297,563
T-Mobile U.S., Inc.	35,959	8,709,270
Verizon Communications, Inc.	316,167	13,898,701
		38,488,121

Transportation 1.4%
Alaska Air Group, Inc. *	9,182	467,639
American Airlines Group, Inc. *	49,519	565,012
CH Robinson Worldwide, Inc.	8,946	858,548
CSX Corp.	144,639	4,569,146
Delta Air Lines, Inc.	48,352	2,339,753
Expeditors International of Washington, Inc.	10,588	1,193,585
FedEx Corp.	16,664	3,634,418
GXO Logistics, Inc. *	8,942	367,874
JB Hunt Transport Services, Inc.	5,902	819,493
Kirby Corp. *	4,274	472,875
Knight-Swift Transportation Holdings, Inc.	12,056	534,322
Landstar System, Inc.	2,660	365,005
Norfolk Southern Corp.	17,007	4,202,770
Old Dominion Freight Line, Inc.	14,101	2,258,557
Ryder System, Inc.	3,181	468,021
Saia, Inc. *	1,983	524,325
Southwest Airlines Co.	44,324	1,479,535
Uber Technologies, Inc. *	156,753	13,192,333
U-Haul Holding Co., Non Voting Shares	7,463	425,690
Union Pacific Corp.	45,371	10,056,936
United Airlines Holdings, Inc. *	24,690	1,961,497
United Parcel Service, Inc., Class B	54,956	5,360,408
XPO, Inc. *	8,735	994,305
		57,112,047

Utilities 2.4%
AES Corp.	53,041	535,184
Alliant Energy Corp.	19,162	1,192,451
Ameren Corp.	20,334	1,969,958
American Electric Power Co., Inc.	40,161	4,156,262
American Water Works Co., Inc.	14,599	2,087,219
Atmos Energy Corp.	11,901	1,840,847
CenterPoint Energy, Inc.	49,003	1,824,872
CMS Energy Corp.	22,528	1,582,141
Consolidated Edison, Inc.	26,061	2,723,114
Constellation Energy Corp.	23,499	7,194,219
Dominion Energy, Inc.	62,968	3,568,396
DTE Energy Co.	15,609	2,132,970
Duke Energy Corp.	58,198	6,851,068
Edison International	29,002	1,613,961
Entergy Corp.	32,201	2,681,699
Essential Utilities, Inc.	18,791	724,017
Evergy, Inc.	17,387	1,154,671
Eversource Energy	27,437	1,778,192
Exelon Corp.	75,339	3,301,355
FirstEnergy Corp.	38,396	1,610,328
IDACORP, Inc.	4,063	483,294
MDU Resources Group, Inc.	15,024	258,263
National Fuel Gas Co.	6,805	561,685
NextEra Energy, Inc.	154,289	10,898,975
NiSource, Inc.	35,409	1,400,072
NRG Energy, Inc.	15,163	2,363,912
OGE Energy Corp.	14,959	665,227
PG&E Corp.	164,546	2,777,536

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pinnacle West Capital Corp.	8,582	782,936
Portland General Electric Co.	8,067	342,041
PPL Corp.	55,260	1,920,285
Public Service Enterprise Group, Inc.	37,426	3,032,629
Sempra	47,688	3,747,800
Southern Co.	82,251	7,402,590
Southwest Gas Holdings, Inc.	4,418	317,345
UGI Corp.	16,234	585,398
Vistra Corp.	25,600	4,110,592
WEC Energy Group, Inc.	23,821	2,559,328
Xcel Energy, Inc.	43,215	3,029,371
		97,762,203
Total Common Stocks (Cost $2,652,260,640)		4,113,643,398

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	1,726,905	1,726,905
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	899,910	899,910
		2,626,815
Total Short-Term Investments (Cost $2,626,815)		2,626,815
Total Investments in Securities (Cost $2,654,887,455)		4,116,270,213

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/20/25	2	600,820	(6,937)
S&P 500 Index, e-mini, expires 06/20/25	17	5,028,600	208,659
			201,722

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $788,507.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$6,937,512	$1,978,336	($336,746 )	$73,603	$2,574,514	$11,227,219	127,091	$94,359

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$4,075,155,277	$—	$—	$4,075,155,277
Telecommunication Services	38,488,121	—	0 *	38,488,121
Short-Term Investments [1]	2,626,815	—	—	2,626,815
Futures Contracts [2]	208,659	—	—	208,659

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts [2]	($6,937 )	$—	$—	($6,937 )
Total	$4,116,471,935	$—	$0	$4,116,471,935

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.1%
Aptiv PLC *	230,267	15,384,138
Autoliv, Inc.	73,097	7,515,834
BorgWarner, Inc.	217,087	7,183,409
Ford Motor Co.	3,911,924	40,605,771
General Motors Co.	998,466	49,533,898
Gentex Corp.	233,485	5,036,271
Lear Corp.	53,717	4,857,091
Lucid Group, Inc. *(a)	1,134,275	2,529,433
Rivian Automotive, Inc., Class A *	724,381	10,525,256
Tesla, Inc. *	2,807,688	972,751,585
		1,115,922,686

Banks 3.4%
Bank of America Corp.	6,645,279	293,256,162
BOK Financial Corp.	23,152	2,186,012
Citigroup, Inc.	1,883,443	141,860,927
Citizens Financial Group, Inc.	440,417	17,770,826
Comerica, Inc.	132,661	7,573,617
Commerce Bancshares, Inc.	122,137	7,695,852
Cullen/Frost Bankers, Inc.	65,299	8,291,667
East West Bancorp, Inc.	139,301	12,704,251
Fifth Third Bancorp	670,264	25,597,382
First Citizens BancShares, Inc., Class A	11,568	21,387,844
First Horizon Corp.	525,906	10,455,011
Huntington Bancshares, Inc.	1,459,150	22,806,515
JPMorgan Chase & Co.	2,805,404	740,626,656
KeyCorp	992,399	15,739,448
M&T Bank Corp.	166,437	30,398,054
PNC Financial Services Group, Inc.	397,115	69,022,558
Regions Financial Corp.	908,271	19,473,330
Truist Financial Corp.	1,320,860	52,173,970
U.S. Bancorp	1,566,257	68,273,143
Webster Financial Corp.	170,280	8,766,014
Wells Fargo & Co.	3,301,332	246,873,607
Western Alliance Bancorp	108,410	7,849,968
Zions Bancorp NA	147,267	6,974,565
		1,837,757,379

Capital Goods 6.5%
3M Co.	543,803	80,673,175
A.O. Smith Corp.	117,985	7,587,615
Acuity, Inc.	30,744	7,990,058
Advanced Drainage Systems, Inc.	70,354	7,736,126
AECOM	133,569	14,672,555
AGCO Corp.	61,158	5,992,261
Allegion PLC	87,468	12,481,684
AMETEK, Inc.	231,844	41,439,797
API Group Corp. *	247,457	11,548,818
Axon Enterprise, Inc. *	72,899	54,700,494
Boeing Co. *	752,598	156,028,617
Builders FirstSource, Inc. *	114,398	12,318,377
Carlisle Cos., Inc.	44,449	16,898,621
Carrier Global Corp.	810,398	57,700,338
Caterpillar, Inc.	479,272	166,801,034
SECURITY	NUMBER OF SHARES	VALUE ($)
CNH Industrial NV	879,308	11,000,143
Comfort Systems USA, Inc.	35,865	17,151,719
Core & Main, Inc., Class A *	191,916	10,518,916
Cummins, Inc.	138,184	44,423,392
Curtiss-Wright Corp.	37,610	16,552,537
Deere & Co.	254,397	128,791,025
Donaldson Co., Inc.	118,743	8,258,576
Dover Corp.	138,148	24,555,807
Eaton Corp. PLC	396,910	127,090,582
EMCOR Group, Inc.	46,032	21,720,660
Emerson Electric Co.	566,049	67,574,930
Fastenal Co.	1,151,213	47,591,145
Ferguson Enterprises, Inc.	200,467	36,553,153
Fortive Corp.	342,283	24,024,844
Fortune Brands Innovations, Inc.	124,908	6,295,363
FTAI Aviation Ltd.	103,021	12,068,910
GE Vernova, Inc.	276,935	130,984,716
Generac Holdings, Inc. *	60,365	7,372,377
General Dynamics Corp.	254,163	70,781,854
General Electric Co.	1,077,361	264,933,843
Graco, Inc.	170,450	14,430,297
HEICO Corp.	100,173	30,015,838
Honeywell International, Inc.	652,464	147,894,015
Howmet Aerospace, Inc.	405,995	68,974,491
Hubbell, Inc.	53,820	20,967,196
Huntington Ingalls Industries, Inc.	39,647	8,843,660
IDEX Corp.	75,855	13,722,928
Illinois Tool Works, Inc.	267,487	65,555,714
Ingersoll Rand, Inc.	404,877	33,054,158
ITT, Inc.	81,099	12,208,643
Johnson Controls International PLC	662,511	67,158,740
L3Harris Technologies, Inc.	188,358	46,023,394
Lennox International, Inc.	32,206	18,178,677
Lincoln Electric Holdings, Inc.	56,927	11,020,498
Lockheed Martin Corp.	210,278	101,433,902
Masco Corp.	211,389	13,194,901
Middleby Corp. *	54,341	7,940,850
Nordson Corp.	54,218	11,493,674
Northrop Grumman Corp.	136,667	66,252,062
nVent Electric PLC	163,640	10,767,512
Otis Worldwide Corp.	397,575	37,908,776
Owens Corning	86,076	11,529,880
PACCAR, Inc.	526,143	49,378,521
Parker-Hannifin Corp.	129,298	85,944,381
Pentair PLC	164,893	16,354,088
Quanta Services, Inc.	147,733	50,607,416
Regal Rexnord Corp.	67,098	8,953,557
Rockwell Automation, Inc.	113,033	35,667,563
RTX Corp.	1,336,316	182,380,408
Sensata Technologies Holding PLC	154,105	4,015,976
Snap-on, Inc.	52,782	16,929,826
Standard Aero, Inc. *	131,836	3,866,750
Stanley Black & Decker, Inc.	152,863	10,001,826
Textron, Inc.	182,601	13,517,952
Toro Co.	102,258	7,749,111
Trane Technologies PLC	225,223	96,906,700
TransDigm Group, Inc.	56,303	82,677,014
Trex Co., Inc. *	108,515	6,062,733
United Rentals, Inc.	65,426	46,346,470
Vertiv Holdings Co., Class A	382,109	41,241,024
Watsco, Inc.	34,871	15,467,729

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WESCO International, Inc.	45,144	7,579,226
Westinghouse Air Brake Technologies Corp.	171,510	34,699,903
WillScot Holdings Corp.	185,921	5,010,571
Woodward, Inc.	59,900	12,958,167
WW Grainger, Inc.	44,571	48,473,637
Xylem, Inc.	243,959	30,748,592
		3,464,923,009

Commercial & Professional Services 1.4%
Amentum Holdings, Inc. *	7,533	155,625
Automatic Data Processing, Inc.	408,604	133,012,860
Booz Allen Hamilton Holding Corp., Class A	127,477	13,544,431
Broadridge Financial Solutions, Inc.	117,191	28,457,491
CACI International, Inc., Class A *	22,663	9,699,764
Cintas Corp.	344,439	78,015,433
Clean Harbors, Inc. *	50,703	11,498,933
Copart, Inc. *	880,861	45,346,724
Dayforce, Inc. *	158,171	9,344,743
Equifax, Inc.	124,915	33,001,294
Genpact Ltd.	161,322	6,944,912
Jacobs Solutions, Inc.	123,677	15,620,405
KBR, Inc.	135,572	7,075,503
Leidos Holdings, Inc.	131,177	19,482,408
Parsons Corp. *	48,803	3,164,387
Paychex, Inc.	321,158	50,714,060
Paycom Software, Inc.	47,369	12,272,834
Paylocity Holding Corp. *	44,018	8,403,036
RB Global, Inc.	184,980	19,478,394
Republic Services, Inc.	203,278	52,301,397
Robert Half, Inc.	99,567	4,559,173
Rollins, Inc.	279,970	16,028,282
SS&C Technologies Holdings, Inc.	214,788	17,357,018
Tetra Tech, Inc.	265,593	9,279,819
TransUnion	196,461	16,822,955
Veralto Corp.	248,733	25,129,495
Verisk Analytics, Inc.	141,283	44,382,642
Waste Management, Inc.	365,981	88,190,442
		779,284,460

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	9,463,424	1,940,096,554
AutoZone, Inc. *	16,878	63,006,249
Bath & Body Works, Inc.	220,872	6,210,921
Best Buy Co., Inc.	195,295	12,944,153
Burlington Stores, Inc. *	63,122	14,408,859
CarMax, Inc. *	155,214	10,005,094
Carvana Co. *	118,817	38,872,170
Dick's Sporting Goods, Inc.	57,856	10,375,895
eBay, Inc.	478,742	35,029,552
Etsy, Inc. *	111,316	6,161,341
Floor & Decor Holdings, Inc., Class A *	106,968	7,668,536
GameStop Corp., Class A *	405,187	12,074,573
Genuine Parts Co.	139,016	17,588,304
Home Depot, Inc.	996,711	367,078,694
Lithia Motors, Inc.	26,716	8,466,568
LKQ Corp.	259,469	10,500,710
Lowe's Cos., Inc.	566,511	127,878,528
Murphy USA, Inc.	18,212	7,772,699
O'Reilly Automotive, Inc. *	57,634	78,814,495
Penske Automotive Group, Inc.	19,262	3,162,435
Pool Corp.	38,078	11,445,866
Ross Stores, Inc.	331,384	46,423,584
TJX Cos., Inc.	1,127,614	143,094,217
Tractor Supply Co.	536,954	25,988,574
SECURITY	NUMBER OF SHARES	VALUE ($)
Ulta Beauty, Inc. *	46,577	21,959,192
Williams-Sonoma, Inc.	123,081	19,909,583
		3,046,937,346

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	151,362	15,971,718
DR Horton, Inc.	284,598	33,599,640
Garmin Ltd.	153,957	31,248,652
Hasbro, Inc.	131,302	8,759,156
Lennar Corp., Class A	244,582	25,945,259
Lululemon Athletica, Inc. *	112,177	35,523,091
Mohawk Industries, Inc. *	52,129	5,244,699
NIKE, Inc., Class B	1,186,046	71,862,527
NVR, Inc. *	3,014	21,447,413
PulteGroup, Inc.	202,822	19,882,641
Somnigroup International, Inc.	206,368	13,426,302
Tapestry, Inc.	207,662	16,311,850
Toll Brothers, Inc.	100,440	10,470,870
TopBuild Corp. *	29,621	8,379,485
VF Corp.	331,774	4,133,904
		322,207,207

Consumer Services 2.2%
ADT, Inc.	403,401	3,356,296
Airbnb, Inc., Class A *	434,760	56,084,040
Aramark	269,104	10,898,712
Booking Holdings, Inc.	33,287	183,708,623
Caesars Entertainment, Inc. *	214,911	5,776,808
Carnival Corp. *	1,052,580	24,440,908
Cava Group, Inc. *	82,200	6,680,394
Chipotle Mexican Grill, Inc. *	1,360,839	68,150,817
Churchill Downs, Inc.	74,352	7,098,386
Darden Restaurants, Inc.	117,287	25,124,048
Domino's Pizza, Inc.	34,548	16,369,533
DoorDash, Inc., Class A *	340,665	71,079,752
DraftKings, Inc., Class A *	489,315	17,556,622
Expedia Group, Inc.	124,421	20,747,202
Flutter Entertainment PLC *	178,759	45,172,399
Hilton Worldwide Holdings, Inc.	241,446	59,984,844
Las Vegas Sands Corp.	346,279	14,252,844
Light & Wonder, Inc. *	87,578	7,892,529
Marriott International, Inc., Class A	229,236	60,479,334
McDonald's Corp.	718,928	225,635,553
MGM Resorts International *	222,757	7,050,259
Norwegian Cruise Line Holdings Ltd. *	441,243	7,787,939
Royal Caribbean Cruises Ltd.	248,801	63,934,393
Service Corp. International	145,840	11,375,520
Starbucks Corp.	1,140,169	95,717,188
Texas Roadhouse, Inc.	67,392	13,155,592
Vail Resorts, Inc.	36,931	5,915,238
Wingstop, Inc.	29,204	9,979,007
Wyndham Hotels & Resorts, Inc.	78,208	6,474,058
Wynn Resorts Ltd.	89,437	8,097,626
Yum! Brands, Inc.	280,110	40,319,034
		1,200,295,498

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	403,899	8,978,675
BJ's Wholesale Club Holdings, Inc. *	132,529	15,003,608
Casey's General Stores, Inc.	37,379	16,363,031
Costco Wholesale Corp.	445,481	463,380,427
Dollar General Corp.	221,566	21,547,293
Dollar Tree, Inc. *	201,209	18,161,124
Kroger Co.	668,113	45,585,350
Performance Food Group Co. *	155,717	13,946,015

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sprouts Farmers Market, Inc. *	100,246	17,328,524
Sysco Corp.	490,656	35,817,888
Target Corp.	459,890	43,234,259
U.S. Foods Holding Corp. *	232,966	18,432,270
Walgreens Boots Alliance, Inc.	716,688	8,062,740
Walmart, Inc.	4,353,285	429,756,295
		1,155,597,499

Energy 3.0%
Antero Resources Corp. *	294,109	11,014,382
APA Corp.	372,683	6,339,338
Baker Hughes Co.	991,913	36,750,377
Cheniere Energy, Inc.	225,136	53,354,981
Chevron Corp.	1,677,339	229,292,241
Chord Energy Corp.	60,809	5,472,810
ConocoPhillips	1,280,172	109,262,680
Coterra Energy, Inc.	740,133	17,992,633
Devon Energy Corp.	657,136	19,884,935
Diamondback Energy, Inc.	186,938	25,152,508
EOG Resources, Inc.	564,118	61,246,291
EQT Corp.	599,888	33,071,826
Expand Energy Corp.	211,627	24,576,244
Exxon Mobil Corp.	4,367,573	446,802,718
Halliburton Co.	872,193	17,086,261
Hess Corp.	276,826	36,593,629
HF Sinclair Corp.	159,737	5,771,298
Kinder Morgan, Inc.	1,934,690	54,248,708
Marathon Petroleum Corp.	316,961	50,948,311
NOV, Inc.	375,378	4,504,536
Occidental Petroleum Corp.	678,100	27,652,918
ONEOK, Inc.	622,674	50,336,966
Ovintiv, Inc.	262,209	9,392,326
Permian Resources Corp.	648,476	8,177,282
Phillips 66	414,679	47,057,773
Range Resources Corp.	241,251	9,177,188
Schlumberger NV	1,409,176	46,573,267
Targa Resources Corp.	218,097	34,444,059
TechnipFMC PLC	429,548	13,380,420
Texas Pacific Land Corp.	18,963	21,125,351
Valero Energy Corp.	318,460	41,071,786
Williams Cos., Inc.	1,224,061	74,067,931
		1,631,823,974

Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	154,833	10,867,728
American Homes 4 Rent, Class A	319,673	12,099,623
American Tower Corp.	468,485	100,560,305
Americold Realty Trust, Inc.	260,681	4,319,484
AvalonBay Communities, Inc.	142,535	29,471,962
BXP, Inc.	144,930	9,758,137
Camden Property Trust	107,046	12,576,835
Crown Castle, Inc.	436,173	43,769,961
CubeSmart	228,774	9,782,376
Digital Realty Trust, Inc.	317,257	54,415,921
EastGroup Properties, Inc.	52,284	8,864,752
Equinix, Inc.	97,684	86,823,493
Equity LifeStyle Properties, Inc.	191,788	12,191,963
Equity Residential	343,664	24,104,593
Essex Property Trust, Inc.	64,092	18,195,719
Extra Space Storage, Inc.	213,018	32,197,671
Federal Realty Investment Trust	77,321	7,382,609
Gaming & Leisure Properties, Inc.	277,322	12,950,937
Healthcare Realty Trust, Inc.	360,892	5,232,934
Healthpeak Properties, Inc.	704,650	12,267,957
Host Hotels & Resorts, Inc.	702,934	10,888,448
Invitation Homes, Inc.	569,747	19,200,474
Iron Mountain, Inc.	295,610	29,179,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Kimco Realty Corp.	681,546	14,489,668
Lamar Advertising Co., Class A	88,628	10,683,219
Lineage, Inc.	57,905	2,471,964
Mid-America Apartment Communities, Inc.	118,262	18,525,742
NNN REIT, Inc.	190,574	7,958,370
Omega Healthcare Investors, Inc.	283,602	10,493,274
Prologis, Inc.	930,824	101,087,486
Public Storage	157,921	48,704,416
Realty Income Corp.	876,700	49,638,754
Regency Centers Corp.	164,995	11,904,389
Rexford Industrial Realty, Inc.	227,722	8,024,923
SBA Communications Corp.	107,912	25,023,714
Simon Property Group, Inc.	307,214	50,097,387
Sun Communities, Inc.	119,286	14,724,664
UDR, Inc.	302,708	12,541,192
Ventas, Inc.	438,773	28,204,328
VICI Properties, Inc.	1,055,704	33,476,374
Welltower, Inc.	611,184	94,293,468
Weyerhaeuser Co.	724,473	18,771,095
WP Carey, Inc.	219,435	13,771,741
		1,141,989,713

Financial Services 8.7%
AGNC Investment Corp.	890,192	7,958,316
Ally Financial, Inc.	279,004	9,765,140
American Express Co.	556,853	163,742,625
Ameriprise Financial, Inc.	96,643	49,214,481
Annaly Capital Management, Inc.	583,677	11,060,679
Apollo Global Management, Inc.	447,768	58,518,800
ARES Management Corp., Class A	186,525	30,869,887
Bank of New York Mellon Corp.	720,697	63,860,961
Berkshire Hathaway, Inc., Class B *	1,839,113	926,839,387
Blackrock, Inc.	146,192	143,252,079
Blackstone, Inc.	734,356	101,899,239
Block, Inc. *	559,786	34,566,785
Blue Owl Capital, Inc.	525,659	9,819,310
Capital One Financial Corp.	638,849	120,838,288
Carlyle Group, Inc.	213,291	9,640,753
Cboe Global Markets, Inc.	105,105	24,081,658
Charles Schwab Corp. (b)	1,699,392	150,124,289
CME Group, Inc.	362,173	104,667,997
Coinbase Global, Inc., Class A *	210,614	51,941,625
Corebridge Financial, Inc.	261,043	8,512,612
Corpay, Inc. *	70,079	22,783,384
Equitable Holdings, Inc.	313,475	16,573,423
FactSet Research Systems, Inc.	38,158	17,486,285
Fidelity National Information Services, Inc.	531,913	42,345,594
Fiserv, Inc. *	570,761	92,914,183
Franklin Resources, Inc.	308,373	6,673,192
Global Payments, Inc.	248,901	18,819,405
Goldman Sachs Group, Inc.	313,006	187,944,453
Interactive Brokers Group, Inc., Class A	109,281	22,914,040
Intercontinental Exchange, Inc.	576,690	103,688,862
Invesco Ltd.	443,450	6,412,287
Jack Henry & Associates, Inc.	73,269	13,274,145
Jefferies Financial Group, Inc.	164,295	7,984,737
KKR & Co., Inc.	677,604	82,301,782
LPL Financial Holdings, Inc.	79,688	30,852,006
MarketAxess Holdings, Inc.	38,416	8,313,607
Mastercard, Inc., Class A	817,236	478,573,402
Moody's Corp.	155,105	74,344,929
Morgan Stanley	1,240,949	158,878,700
Morningstar, Inc.	26,790	8,262,572
MSCI, Inc.	77,865	43,917,417
Nasdaq, Inc.	414,423	34,620,897

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Northern Trust Corp.	197,825	21,115,841
PayPal Holdings, Inc. *	993,668	69,834,987
Raymond James Financial, Inc.	185,866	27,318,585
Robinhood Markets, Inc., Class A *	715,341	47,319,807
S&P Global, Inc.	315,984	162,055,554
SEI Investments Co.	97,908	8,347,636
SoFi Technologies, Inc. *	1,098,980	14,616,434
Starwood Property Trust, Inc.	316,758	6,255,971
State Street Corp.	290,176	27,938,145
Synchrony Financial	388,555	22,400,196
T. Rowe Price Group, Inc.	223,069	20,877,028
Toast, Inc., Class A *	414,853	17,498,500
Tradeweb Markets, Inc., Class A	116,088	16,768,912
Visa, Inc., Class A	1,729,136	631,463,176
Voya Financial, Inc.	97,572	6,490,489
WEX, Inc. *	34,323	4,562,556
		4,665,918,030

Food, Beverage & Tobacco 2.5%
Altria Group, Inc.	1,698,782	102,963,177
Archer-Daniels-Midland Co.	477,536	23,050,663
Brown-Forman Corp., Class B	237,589	7,921,217
Bunge Global SA	133,608	10,441,465
Campbell's Co.	200,390	6,821,276
Celsius Holdings, Inc. *	155,953	5,907,500
Coca-Cola Co.	3,885,463	280,141,882
Coca-Cola Consolidated, Inc.	58,899	6,752,770
Conagra Brands, Inc.	477,688	10,934,278
Constellation Brands, Inc., Class A	155,635	27,748,164
Darling Ingredients, Inc. *	159,923	4,983,201
General Mills, Inc.	553,427	30,028,949
Hershey Co.	148,159	23,807,670
Hormel Foods Corp.	295,552	9,067,535
J.M. Smucker Co.	106,409	11,982,718
Kellanova	269,192	22,243,335
Keurig Dr. Pepper, Inc.	1,361,785	45,851,301
Kraft Heinz Co.	874,325	23,370,707
Lamb Weston Holdings, Inc.	143,847	8,023,786
McCormick & Co., Inc. - Non Voting Shares	253,504	18,437,346
Molson Coors Beverage Co., Class B	173,398	9,292,399
Mondelez International, Inc., Class A	1,298,483	87,634,618
Monster Beverage Corp. *	704,581	45,057,955
PepsiCo, Inc.	1,376,976	181,003,495
Philip Morris International, Inc.	1,559,845	281,692,409
Pilgrim's Pride Corp.	41,453	2,037,829
Post Holdings, Inc. *	46,616	5,155,263
Primo Brands Corp.	254,549	8,417,935
Tyson Foods, Inc., Class A	286,919	16,113,371
		1,316,884,214

Health Care Equipment & Services 4.1%
Abbott Laboratories	1,740,806	232,536,866
Align Technology, Inc. *	70,048	12,674,485
Baxter International, Inc.	512,086	15,618,623
Becton Dickinson & Co.	288,126	49,727,666
Boston Scientific Corp. *	1,478,822	155,660,804
Cardinal Health, Inc.	242,793	37,496,951
Cencora, Inc.	173,326	50,479,464
Centene Corp. *	497,326	28,069,079
Chemed Corp.	14,933	8,584,086
Cigna Group	274,848	87,027,871
Cooper Cos., Inc. *	200,566	13,694,646
CVS Health Corp.	1,267,106	81,145,468
DaVita, Inc. *	43,415	5,915,728
Dexcom, Inc. *	393,258	33,741,536
Edwards Lifesciences Corp. *	592,038	46,309,212
SECURITY	NUMBER OF SHARES	VALUE ($)
Elevance Health, Inc.	232,672	89,308,821
Encompass Health Corp.	102,174	12,352,837
GE HealthCare Technologies, Inc.	460,693	32,497,284
HCA Healthcare, Inc.	179,538	68,473,998
Henry Schein, Inc. *	124,676	8,726,073
Hologic, Inc. *	225,514	14,020,205
Humana, Inc.	120,955	28,198,239
IDEXX Laboratories, Inc. *	82,013	42,102,194
Insulet Corp. *	70,209	22,820,031
Intuitive Surgical, Inc. *	357,743	197,595,769
Labcorp Holdings, Inc.	83,535	20,797,709
Masimo Corp. *	44,045	7,157,313
McKesson Corp.	125,928	90,606,455
Medtronic PLC	1,286,640	106,765,387
Molina Healthcare, Inc. *	55,581	16,954,428
Penumbra, Inc. *	38,688	10,328,535
Quest Diagnostics, Inc.	111,211	19,277,315
ResMed, Inc.	147,209	36,035,291
Solventum Corp. *	139,173	10,172,155
STERIS PLC	98,931	24,258,871
Stryker Corp.	344,347	131,760,936
Teleflex, Inc.	47,128	5,762,341
Tenet Healthcare Corp. *	94,629	15,970,536
UnitedHealth Group, Inc.	923,684	278,869,436
Universal Health Services, Inc., Class B	58,762	11,185,347
Veeva Systems, Inc., Class A *	149,671	41,862,979
Zimmer Biomet Holdings, Inc.	198,989	18,340,816
		2,220,883,786

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	246,745	24,257,501
Clorox Co.	123,572	16,296,675
Colgate-Palmolive Co.	813,676	75,623,047
Coty, Inc., Class A *	361,944	1,784,384
Estee Lauder Cos., Inc., Class A	235,618	15,772,269
Kenvue, Inc.	1,918,885	45,803,785
Kimberly-Clark Corp.	331,739	47,690,799
Procter & Gamble Co.	2,353,390	399,817,427
Reynolds Consumer Products, Inc.	53,272	1,176,246
		628,222,133

Insurance 2.3%
Aflac, Inc.	495,976	51,353,355
Allstate Corp.	266,030	55,831,716
American Financial Group, Inc.	73,201	9,075,460
American International Group, Inc.	594,505	50,318,903
Aon PLC, Class A	216,742	80,645,363
Arch Capital Group Ltd.	376,230	35,756,899
Arthur J Gallagher & Co.	255,476	88,762,582
Assurant, Inc.	51,319	10,416,731
Brown & Brown, Inc.	238,658	26,944,488
Chubb Ltd.	374,053	111,168,552
Cincinnati Financial Corp.	157,063	23,688,242
CNA Financial Corp.	20,051	960,644
Erie Indemnity Co., Class A	25,281	9,063,491
Everest Group Ltd.	43,069	14,953,126
Fidelity National Financial, Inc.	261,684	14,332,433
Globe Life, Inc.	84,530	10,301,671
Hartford Insurance Group, Inc.	288,425	37,449,102
Kinsale Capital Group, Inc.	22,380	10,563,136
Loews Corp.	176,734	15,780,579
Markel Group, Inc. *	12,883	25,014,921
Marsh & McLennan Cos., Inc.	492,488	115,074,746
MetLife, Inc.	580,716	45,632,663
Old Republic International Corp.	236,969	8,957,428
Principal Financial Group, Inc.	210,991	16,434,089

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Progressive Corp.	587,602	167,425,438
Prudential Financial, Inc.	355,089	36,890,196
Reinsurance Group of America, Inc.	66,549	13,528,746
RenaissanceRe Holdings Ltd.	49,331	12,304,138
Travelers Cos., Inc.	227,213	62,642,624
Unum Group	164,418	13,434,595
W.R. Berkley Corp.	301,342	22,507,234
Willis Towers Watson PLC	99,944	31,637,273
		1,228,850,564

Materials 2.1%
Air Products & Chemicals, Inc.	223,536	62,346,426
Albemarle Corp.	119,039	6,637,615
Alcoa Corp.	255,189	6,831,410
Amcor PLC	2,301,625	20,967,804
AptarGroup, Inc.	67,110	10,630,224
Avery Dennison Corp.	80,325	14,276,162
Axalta Coating Systems Ltd. *	220,558	6,793,186
Ball Corp.	297,209	15,924,458
Celanese Corp.	108,295	5,721,225
CF Industries Holdings, Inc.	175,024	15,876,427
Cleveland-Cliffs, Inc. *	477,880	2,786,040
Corteva, Inc.	687,548	48,678,398
CRH PLC	681,585	62,133,289
Crown Holdings, Inc.	117,379	11,561,832
Dow, Inc.	706,275	19,592,068
DuPont de Nemours, Inc.	421,086	28,128,545
Eastman Chemical Co.	115,065	9,017,644
Ecolab, Inc.	252,851	67,162,283
FMC Corp.	123,246	4,998,858
Freeport-McMoRan, Inc.	1,438,675	55,360,214
International Flavors & Fragrances, Inc.	257,154	19,687,710
International Paper Co.	529,652	25,322,662
Linde PLC	477,525	223,281,139
LyondellBasell Industries NV, Class A	260,130	14,694,744
Martin Marietta Materials, Inc.	61,169	33,493,086
Mosaic Co.	319,736	11,555,259
Newmont Corp.	1,141,956	60,203,920
Nucor Corp.	235,666	25,772,434
Packaging Corp. of America	89,540	17,296,442
PPG Industries, Inc.	233,310	25,850,748
Reliance, Inc.	54,527	15,966,596
Royal Gold, Inc.	66,136	11,780,144
RPM International, Inc.	129,929	14,791,117
Sherwin-Williams Co.	232,292	83,348,693
Smurfit WestRock PLC	497,550	21,558,841
Steel Dynamics, Inc.	142,929	17,590,272
Vulcan Materials Co.	132,316	35,073,002
Westlake Corp.	33,988	2,414,168
		1,135,105,085

Media & Entertainment 8.4%
Alphabet, Inc., Class A	5,852,433	1,005,096,843
Alphabet, Inc., Class C	4,743,165	819,856,070
Charter Communications, Inc., Class A *	97,210	38,521,407
Comcast Corp., Class A	3,782,050	130,745,468
Electronic Arts, Inc.	238,578	34,302,745
Fox Corp., Class A	340,948	18,731,683
Interpublic Group of Cos., Inc.	375,500	8,996,980
Liberty Broadband Corp., Class C *	128,056	12,011,653
Liberty Media Corp.-Liberty Formula One, Class C *	244,321	23,584,306
Live Nation Entertainment, Inc. *	156,903	21,525,523
Match Group, Inc.	255,070	7,636,796
Meta Platforms, Inc., Class A	2,197,236	1,422,688,338
SECURITY	NUMBER OF SHARES	VALUE ($)
Netflix, Inc. *	429,286	518,246,938
News Corp., Class A	510,788	14,424,653
Omnicom Group, Inc.	199,068	14,619,554
Paramount Global, Class B (a)	613,166	7,419,309
Pinterest, Inc., Class A *	595,295	18,519,627
ROBLOX Corp., Class A *	546,026	47,493,341
Roku, Inc. *	127,969	9,272,634
Sirius XM Holdings, Inc.	219,381	4,756,180
Snap, Inc., Class A *	1,077,410	8,888,632
Take-Two Interactive Software, Inc. *	170,012	38,470,315
TKO Group Holdings, Inc.	67,286	10,618,404
Trade Desk, Inc., Class A *	452,098	34,006,812
Walt Disney Co.	1,813,529	205,001,318
Warner Bros Discovery, Inc. *	2,235,160	22,284,545
		4,497,720,074

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	1,770,665	329,538,463
Agilent Technologies, Inc.	285,328	31,933,910
Alnylam Pharmaceuticals, Inc. *	129,841	39,544,375
Amgen, Inc.	539,463	155,462,447
Avantor, Inc. *	679,745	8,775,508
Biogen, Inc. *	146,826	19,056,546
BioMarin Pharmaceutical, Inc. *	190,967	11,089,454
Bio-Rad Laboratories, Inc., Class A *	19,559	4,438,524
Bio-Techne Corp.	159,777	7,733,207
Bristol-Myers Squibb Co.	2,038,769	98,431,767
Bruker Corp.	113,700	4,172,790
Charles River Laboratories International, Inc. *	50,474	6,845,789
Danaher Corp.	641,668	121,852,753
Elanco Animal Health, Inc. *	487,315	6,549,514
Eli Lilly & Co.	790,567	583,177,559
Exact Sciences Corp. *	185,554	10,442,979
Gilead Sciences, Inc.	1,250,575	137,663,296
Illumina, Inc. *	157,941	12,989,068
Incyte Corp. *	162,469	10,570,233
Insmed, Inc. *	179,764	12,534,944
IQVIA Holdings, Inc. *	167,719	23,536,007
Jazz Pharmaceuticals PLC *	61,082	6,601,132
Johnson & Johnson	2,416,313	375,035,941
Medpace Holdings, Inc. *	24,757	7,300,839
Merck & Co., Inc.	2,536,760	194,924,638
Mettler-Toledo International, Inc. *	21,036	24,307,519
Moderna, Inc. *	336,668	8,941,902
Natera, Inc. *	132,443	20,890,234
Neurocrine Biosciences, Inc. *	100,738	12,392,789
Pfizer, Inc.	5,684,557	133,530,244
Regeneron Pharmaceuticals, Inc.	105,598	51,772,587
Repligen Corp. *	51,744	6,109,414
Revvity, Inc.	121,583	10,993,535
Roivant Sciences Ltd. *	433,334	4,762,341
Royalty Pharma PLC, Class A	374,902	12,326,778
Sarepta Therapeutics, Inc. *	95,350	3,585,160
Thermo Fisher Scientific, Inc.	384,118	154,730,413
United Therapeutics Corp. *	44,995	14,346,656
Vertex Pharmaceuticals, Inc. *	257,583	113,864,565
Viatris, Inc.	1,202,608	10,570,924
Waters Corp. *	59,393	20,742,411
West Pharmaceutical Services, Inc.	73,053	15,403,225
Zoetis, Inc.	449,270	75,760,400
		2,915,232,780

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	296,589	37,079,557
CoStar Group, Inc. *	422,039	31,045,189

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	47,442	10,565,333
Zillow Group, Inc., Class C *	213,674	14,339,662
		93,029,741

Semiconductors & Semiconductor Equipment 10.9%
Advanced Micro Devices, Inc. *	1,625,819	180,026,938
Analog Devices, Inc.	497,727	106,503,624
Applied Materials, Inc.	815,272	127,793,886
Astera Labs, Inc. *	22,228	2,016,524
Broadcom, Inc.	4,702,975	1,138,449,158
Enphase Energy, Inc. *	132,313	5,476,435
Entegris, Inc.	149,810	10,297,939
First Solar, Inc. *	107,820	17,044,186
Intel Corp.	4,349,759	85,037,789
KLA Corp.	133,493	101,038,182
Lam Research Corp.	1,287,929	104,051,784
Lattice Semiconductor Corp. *	139,323	6,261,176
Marvell Technology, Inc.	866,921	52,179,975
Microchip Technology, Inc.	539,329	31,302,655
Micron Technology, Inc.	1,118,666	105,669,190
Monolithic Power Systems, Inc.	47,988	31,763,257
NVIDIA Corp.	24,571,529	3,320,350,714
NXP Semiconductors NV	255,071	48,751,720
ON Semiconductor Corp. *	421,288	17,702,522
Onto Innovation, Inc. *	49,415	4,543,215
Qorvo, Inc. *	94,154	7,157,587
QUALCOMM, Inc.	1,109,581	161,111,161
Skyworks Solutions, Inc.	161,926	11,177,752
Teradyne, Inc.	162,852	12,800,167
Texas Instruments, Inc.	912,907	166,925,045
Universal Display Corp.	44,043	6,313,564
		5,861,746,145

Software & Services 12.7%
Accenture PLC, Class A	627,737	198,879,636
Adobe, Inc. *	437,069	181,422,971
Akamai Technologies, Inc. *	151,650	11,514,785
ANSYS, Inc. *	87,864	29,067,169
AppLovin Corp., Class A *	223,158	87,701,094
Atlassian Corp., Class A *	164,506	34,156,381
Autodesk, Inc. *	215,761	63,891,147
Bentley Systems, Inc., Class B	153,600	7,331,328
Cadence Design Systems, Inc. *	275,076	78,966,067
Cloudflare, Inc., Class A *	309,034	51,265,650
Cognizant Technology Solutions Corp., Class A	497,190	40,267,418
Crowdstrike Holdings, Inc., Class A *	247,099	116,475,056
Datadog, Inc., Class A *	314,858	37,115,461
Docusign, Inc. *	203,805	18,059,161
Dynatrace, Inc. *	300,393	16,224,226
Elastic NV *	86,688	7,010,459
EPAM Systems, Inc. *	56,980	9,942,440
Fair Isaac Corp. *	24,558	42,393,984
Fortinet, Inc. *	638,501	64,986,632
Gartner, Inc. *	76,874	33,549,351
Gen Digital, Inc.	545,702	15,541,593
GoDaddy, Inc., Class A *	141,867	25,841,074
Guidewire Software, Inc. *	83,710	17,999,324
HubSpot, Inc. *	52,257	30,826,404
International Business Machines Corp.	928,179	240,454,052
Intuit, Inc.	280,742	211,530,675
Manhattan Associates, Inc. *	61,447	11,599,965
Microsoft Corp.	7,458,739	3,433,705,086
MicroStrategy, Inc., Class A *	239,157	88,263,282
MongoDB, Inc. *	74,727	14,110,699
Nutanix, Inc., Class A *	249,683	19,148,189
SECURITY	NUMBER OF SHARES	VALUE ($)
Okta, Inc. *	164,559	16,977,552
Oracle Corp.	1,628,210	269,517,601
Palantir Technologies, Inc., Class A *	2,055,526	270,877,216
Palo Alto Networks, Inc. *	664,401	127,844,041
Procore Technologies, Inc. *	106,370	7,144,873
PTC, Inc. *	120,003	20,198,905
Roper Technologies, Inc.	107,632	61,379,301
SailPoint, Inc. *	62,716	1,105,056
Salesforce, Inc.	959,968	254,746,708
ServiceNow, Inc. *	206,633	208,924,560
Snowflake, Inc., Class A *	331,634	68,207,165
Synopsys, Inc. *	155,058	71,943,811
Twilio, Inc., Class A *	152,994	18,007,394
Tyler Technologies, Inc. *	43,073	24,852,690
UiPath, Inc., Class A *	423,814	5,640,964
Unity Software, Inc. *	298,455	7,783,706
VeriSign, Inc.	81,868	22,306,574
Workday, Inc., Class A *	214,574	53,152,126
Zoom Communications, Inc., Class A *	263,287	21,392,069
Zscaler, Inc. *	95,906	26,441,284
		6,797,684,355

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	1,215,690	109,327,002
Apple, Inc.	15,072,123	3,027,235,905
Arista Networks, Inc. *	1,037,156	89,859,196
Arrow Electronics, Inc. *	52,128	6,170,913
CDW Corp.	133,655	24,106,016
Ciena Corp. *	143,555	11,493,013
Cisco Systems, Inc.	3,997,708	252,015,512
Cognex Corp.	170,487	5,109,495
Coherent Corp. *	154,003	11,647,247
Corning, Inc.	773,350	38,350,426
Dell Technologies, Inc., Class C	312,718	34,796,132
F5, Inc. *	57,963	16,541,481
Flex Ltd. *	386,598	16,353,095
Hewlett Packard Enterprise Co.	1,319,333	22,798,074
HP, Inc.	942,022	23,456,348
Jabil, Inc.	109,754	18,439,770
Juniper Networks, Inc.	333,637	11,987,577
Keysight Technologies, Inc. *	172,937	27,158,026
Motorola Solutions, Inc.	167,668	69,645,934
NetApp, Inc.	204,007	20,229,334
Pure Storage, Inc., Class A *	311,102	16,671,956
Seagate Technology Holdings PLC	212,278	25,036,067
Super Micro Computer, Inc. *	502,328	20,103,167
TD SYNNEX Corp.	75,370	9,145,396
TE Connectivity PLC	299,110	47,878,538
Teledyne Technologies, Inc. *	46,890	23,391,545
Trimble, Inc. *	246,529	17,570,122
Ubiquiti, Inc.	4,409	1,742,834
Western Digital Corp. *	348,766	17,978,887
Zebra Technologies Corp., Class A *	51,435	14,904,320
		4,031,143,328

Telecommunication Services 0.9%
AT&T, Inc.	7,198,855	200,128,169
GCI Liberty, Inc. *(c)	75,055	0
Liberty Global Ltd., Class C *	321,491	3,176,331
T-Mobile U.S., Inc.	480,960	116,488,512
Verizon Communications, Inc.	4,221,801	185,590,372
		505,383,384

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 1.4%
American Airlines Group, Inc. *	656,293	7,488,303
CH Robinson Worldwide, Inc.	118,017	11,326,092
CSX Corp.	1,933,421	61,076,769
Delta Air Lines, Inc.	644,861	31,204,824
Expeditors International of Washington, Inc.	140,595	15,849,274
FedEx Corp.	221,961	48,409,694
JB Hunt Transport Services, Inc.	79,000	10,969,150
Knight-Swift Transportation Holdings, Inc.	165,090	7,316,789
Norfolk Southern Corp.	227,387	56,191,875
Old Dominion Freight Line, Inc.	188,295	30,159,210
Saia, Inc. *	26,854	7,100,466
Southwest Airlines Co.	598,578	19,980,534
Uber Technologies, Inc. *	2,095,598	176,365,528
U-Haul Holding Co., Non Voting Shares	112,848	6,436,850
Union Pacific Corp.	606,302	134,392,901
United Airlines Holdings, Inc. *	330,103	26,225,033
United Parcel Service, Inc., Class B	733,923	71,586,849
XPO, Inc. *	118,344	13,471,098
		735,551,239

Utilities 2.4%
AES Corp.	710,581	7,169,762
Alliant Energy Corp.	255,656	15,909,473
Ameren Corp.	270,995	26,253,996
American Electric Power Co., Inc.	535,321	55,400,370
American Water Works Co., Inc.	195,851	28,000,817
Atmos Energy Corp.	159,466	24,666,201
CenterPoint Energy, Inc.	652,036	24,281,821
CMS Energy Corp.	300,975	21,137,474
Consolidated Edison, Inc.	347,415	36,301,393
Constellation Energy Corp.	314,332	96,232,742
Dominion Energy, Inc.	843,421	47,796,668
DTE Energy Co.	208,226	28,454,083
Duke Energy Corp.	778,623	91,659,500
Edison International	388,331	21,610,620
Entergy Corp.	428,583	35,692,392
Essential Utilities, Inc.	251,303	9,682,705
Evergy, Inc.	230,621	15,315,541
Eversource Energy	370,102	23,986,311
Exelon Corp.	1,006,587	44,108,642
FirstEnergy Corp.	512,964	21,513,710
NextEra Energy, Inc.	2,062,985	145,729,260
NiSource, Inc.	469,930	18,581,032
NRG Energy, Inc.	203,908	31,789,257
OGE Energy Corp.	201,426	8,957,414
PG&E Corp.	2,202,899	37,184,935
Pinnacle West Capital Corp.	114,758	10,469,372
SECURITY	NUMBER OF SHARES	VALUE ($)
PPL Corp.	742,762	25,810,980
Public Service Enterprise Group, Inc.	499,689	40,489,800
Sempra	635,987	49,982,218
Southern Co.	1,099,170	98,925,300
Vistra Corp.	341,909	54,900,328
WEC Energy Group, Inc.	317,492	34,111,341
Xcel Energy, Inc.	576,009	40,378,231
		1,272,483,689
Total Common Stocks (Cost $32,391,437,096)		53,602,577,318

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	25,913,600	25,913,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	9,188,675	9,188,675
		35,102,275
Total Short-Term Investments (Cost $35,102,275)		35,102,275
Total Investments in Securities (Cost $32,426,539,371)		53,637,679,593

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/20/25	246	72,766,800	3,898,629

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,729,418.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$85,756,490	$33,822,577	($4,626,935 )	$1,527,536	$33,644,621	$150,124,289	1,699,392	$1,261,537

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$53,097,193,934	$—	$—	$53,097,193,934
Telecommunication Services	505,383,384	—	0 *	505,383,384
Short-Term Investments [1]	35,102,275	—	—	35,102,275
Futures Contracts [2]	3,898,629	—	—	3,898,629
Total	$53,641,578,222	$—	$0	$53,641,578,222

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.7%
Rivian Automotive, Inc., Class A *	1,122,996	16,317,132
Tesla, Inc. *	4,312,977	1,494,274,011
		1,510,591,143

Banks 0.1%
First Citizens BancShares, Inc., Class A	17,601	32,542,137

Capital Goods 3.4%
Advanced Drainage Systems, Inc.	110,474	12,147,721
Axon Enterprise, Inc. *	111,292	83,509,065
Builders FirstSource, Inc. *	175,271	18,873,181
Carlisle Cos., Inc.	67,935	25,827,528
Comfort Systems USA, Inc.	54,379	26,005,669
Core & Main, Inc., Class A *	290,970	15,948,066
EMCOR Group, Inc.	70,731	33,375,130
FTAI Aviation Ltd.	157,361	18,434,841
GE Vernova, Inc.	424,667	200,858,998
Generac Holdings, Inc. *	91,746	11,204,939
General Electric Co.	1,655,077	406,999,985
HEICO Corp.	154,014	46,148,755
Lennox International, Inc.	48,915	27,610,072
Parker-Hannifin Corp.	198,191	131,737,558
TransDigm Group, Inc.	86,573	127,126,390
Trex Co., Inc. *	172,990	9,664,951
United Rentals, Inc.	101,126	71,635,636
Vertiv Holdings Co., Class A	585,512	63,194,310
WillScot Holdings Corp.	283,646	7,644,260
WW Grainger, Inc.	68,591	74,596,828
		1,412,543,883

Commercial & Professional Services 0.5%
CACI International, Inc., Class A *	34,231	14,650,868
Clean Harbors, Inc. *	77,432	17,560,803
Copart, Inc. *	1,357,512	69,884,718
Dayforce, Inc. *	244,700	14,456,876
Equifax, Inc.	190,211	50,251,844
Parsons Corp. *	71,516	4,637,098
Paycom Software, Inc.	71,633	18,559,394
Paylocity Holding Corp. *	67,289	12,845,470
		202,847,071

Consumer Discretionary Distribution & Retail 6.8%
Amazon.com, Inc. *	11,896,305	2,438,861,488
AutoZone, Inc. *	25,804	96,327,364
Carvana Co. *	182,180	59,602,009
Etsy, Inc. *	174,525	9,659,958
Floor & Decor Holdings, Inc., Class A *	164,178	11,769,921
Murphy USA, Inc.	28,734	12,263,384
O'Reilly Automotive, Inc. *	88,688	121,280,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Pool Corp.	57,968	17,424,601
Ulta Beauty, Inc. *	71,130	33,534,950
		2,800,724,515

Consumer Durables & Apparel 0.3%
Deckers Outdoor Corp. *	234,654	24,760,690
Lululemon Athletica, Inc. *	172,298	54,561,608
NVR, Inc. *	4,646	33,060,611
TopBuild Corp. *	45,171	12,778,424
		125,161,333

Consumer Services 2.3%
Airbnb, Inc., Class A *	666,708	86,005,332
Booking Holdings, Inc.	50,962	281,255,711
Cava Group, Inc. *	127,966	10,399,797
Chipotle Mexican Grill, Inc. *	2,088,944	104,614,315
Churchill Downs, Inc.	113,059	10,793,743
Domino's Pizza, Inc.	53,895	25,536,529
DoorDash, Inc., Class A *	522,925	109,108,301
DraftKings, Inc., Class A *	756,719	27,151,078
Flutter Entertainment PLC *	274,063	69,255,720
Hilton Worldwide Holdings, Inc.	370,533	92,055,219
Marriott International, Inc., Class A	352,165	92,911,692
Texas Roadhouse, Inc.	102,667	20,041,625
Wingstop, Inc.	45,242	15,459,191
		944,588,253

Consumer Staples Distribution & Retail 1.9%
Casey's General Stores, Inc.	57,614	25,221,105
Costco Wholesale Corp.	684,553	712,058,339
Performance Food Group Co. *	240,819	21,567,750
Sprouts Farmers Market, Inc. *	153,808	26,587,251
		785,434,445

Energy 0.8%
Baker Hughes Co.	1,524,337	56,476,686
Cheniere Energy, Inc.	345,638	81,912,750
Hess Corp.	425,417	56,235,873
NOV, Inc.	586,629	7,039,548
Range Resources Corp.	371,018	14,113,525
Targa Resources Corp.	335,620	53,004,467
TechnipFMC PLC	653,690	20,362,443
Texas Pacific Land Corp.	29,148	32,471,746
		321,617,038

Equity Real Estate Investment Trusts (REITs) 0.4%
Equinix, Inc.	149,995	133,318,556
SBA Communications Corp.	165,589	38,398,433
		171,716,989

Financial Services 7.3%
Apollo Global Management, Inc.	687,587	89,860,745
Blackrock, Inc.	224,181	219,672,720
Block, Inc. *	866,515	53,507,301
Blue Owl Capital, Inc.	803,749	15,014,031

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coinbase Global, Inc., Class A *	324,062	79,920,171
Corpay, Inc. *	107,120	34,825,783
FactSet Research Systems, Inc.	58,992	27,033,674
Fiserv, Inc. *	876,089	142,618,528
Interactive Brokers Group, Inc., Class A	166,445	34,900,188
LPL Financial Holdings, Inc.	121,958	47,217,259
Mastercard, Inc., Class A	1,255,114	734,994,759
Moody's Corp.	237,995	114,075,763
MSCI, Inc.	120,210	67,800,844
Robinhood Markets, Inc., Class A *	1,104,745	73,078,882
S&P Global, Inc.	485,718	249,105,334
Toast, Inc., Class A *	643,278	27,133,466
Tradeweb Markets, Inc., Class A	181,732	26,251,187
Visa, Inc., Class A	2,656,622	970,171,788
		3,007,182,423

Food, Beverage & Tobacco 0.1%
Celsius Holdings, Inc. *	242,246	9,176,279
Coca-Cola Consolidated, Inc.	90,462	10,371,468
Constellation Brands, Inc., Class A	239,791	42,752,337
		62,300,084

Health Care Equipment & Services 3.6%
Align Technology, Inc. *	107,968	19,535,730
Chemed Corp.	23,000	13,221,320
Dexcom, Inc. *	601,795	51,634,011
Edwards Lifesciences Corp. *	908,142	71,034,867
Elevance Health, Inc.	357,118	137,076,173
Humana, Inc.	185,549	43,257,038
IDEXX Laboratories, Inc. *	125,708	64,533,459
Insulet Corp. *	107,464	34,929,024
Intuitive Surgical, Inc. *	550,753	304,202,912
McKesson Corp.	193,322	139,097,112
Molina Healthcare, Inc. *	85,211	25,992,764
Penumbra, Inc. *	58,761	15,687,424
ResMed, Inc.	227,257	55,630,241
UnitedHealth Group, Inc.	1,418,303	428,199,859
Veeva Systems, Inc., Class A *	229,918	64,308,065
		1,468,339,999

Insurance 0.9%
Everest Group Ltd.	65,829	22,855,170
Kinsale Capital Group, Inc.	33,800	15,953,262
Markel Group, Inc. *	19,458	37,781,599
Progressive Corp.	903,823	257,526,287
RenaissanceRe Holdings Ltd.	75,238	18,765,862
		352,882,180

Materials 1.6%
Cleveland-Cliffs, Inc. *	744,308	4,339,316
Corteva, Inc.	1,055,748	74,746,958
Linde PLC	733,891	343,152,754
Martin Marietta Materials, Inc.	93,901	51,415,493
Sherwin-Williams Co.	357,871	128,407,693
Vulcan Materials Co.	203,238	53,872,297
		655,934,511

Media & Entertainment 12.8%
Alphabet, Inc., Class A	7,350,083	1,262,303,254
Alphabet, Inc., Class C	5,954,410	1,029,219,769
Charter Communications, Inc., Class A *	148,853	58,985,978
Liberty Broadband Corp., Class C *	200,222	18,780,824
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp.-Liberty Formula One, Class C *	377,992	36,487,568
Live Nation Entertainment, Inc. *	245,443	33,672,325
Meta Platforms, Inc., Class A	2,763,550	1,789,370,990
Netflix, Inc. *	659,950	796,711,439
Pinterest, Inc., Class A *	925,365	28,788,105
ROBLOX Corp., Class A *	848,188	73,775,392
Roku, Inc. *	201,857	14,626,558
Take-Two Interactive Software, Inc. *	261,030	59,065,868
TKO Group Holdings, Inc.	104,848	16,546,063
Trade Desk, Inc., Class A *	697,773	52,486,485
Warner Bros Discovery, Inc. *	3,461,921	34,515,352
		5,305,335,970

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Alnylam Pharmaceuticals, Inc. *	198,793	60,544,396
Avantor, Inc. *	1,049,346	13,547,057
BioMarin Pharmaceutical, Inc. *	291,782	16,943,781
Bio-Rad Laboratories, Inc., Class A *	28,782	6,531,499
Charles River Laboratories International, Inc. *	77,341	10,489,760
Danaher Corp.	986,168	187,273,303
Eli Lilly & Co.	1,214,636	896,000,538
Exact Sciences Corp. *	284,020	15,984,646
Illumina, Inc. *	243,916	20,059,652
Insmed, Inc. *	275,297	19,196,460
IQVIA Holdings, Inc. *	256,297	35,966,158
Medpace Holdings, Inc. *	37,876	11,169,632
Mettler-Toledo International, Inc. *	32,534	37,593,688
Moderna, Inc. *	520,957	13,836,618
Natera, Inc. *	202,849	31,995,373
Neurocrine Biosciences, Inc. *	153,679	18,905,591
Regeneron Pharmaceuticals, Inc.	162,891	79,862,199
Repligen Corp. *	78,832	9,307,694
Revvity, Inc.	186,956	16,904,561
Roivant Sciences Ltd. *	650,825	7,152,567
Sarepta Therapeutics, Inc. *	145,070	5,454,632
Thermo Fisher Scientific, Inc.	589,940	237,639,631
Vertex Pharmaceuticals, Inc. *	396,279	175,175,132
Waters Corp. *	91,416	31,926,124
West Pharmaceutical Services, Inc.	110,977	23,399,500
Zoetis, Inc.	691,277	116,570,040
		2,099,430,232

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	647,750	47,648,490

Semiconductors & Semiconductor Equipment 16.2%
Advanced Micro Devices, Inc. *	2,500,400	276,869,292
Broadcom, Inc.	7,223,622	1,748,622,178
Enphase Energy, Inc. *	202,945	8,399,894
First Solar, Inc. *	165,621	26,181,368
KLA Corp.	205,171	155,289,826
Lam Research Corp.	1,982,667	160,179,667
Marvell Technology, Inc.	1,343,633	80,873,270
Monolithic Power Systems, Inc.	74,111	49,054,071
NVIDIA Corp.	30,901,473	4,175,716,046
Qorvo, Inc. *	145,200	11,038,104
Universal Display Corp.	67,421	9,664,800
		6,701,888,516

Software & Services 20.5%
Accenture PLC, Class A	965,132	305,773,120
Adobe, Inc. *	671,864	278,884,028
ANSYS, Inc. *	134,603	44,529,364

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AppLovin Corp., Class A *	343,010	134,802,930
Atlassian Corp., Class A *	253,012	52,532,882
Autodesk, Inc. *	331,402	98,134,760
Cadence Design Systems, Inc. *	422,676	121,337,599
Cloudflare, Inc., Class A *	475,594	78,896,289
Crowdstrike Holdings, Inc., Class A *	379,262	178,772,729
Datadog, Inc., Class A *	485,176	57,192,547
Docusign, Inc. *	314,084	27,830,983
Dynatrace, Inc. *	463,965	25,058,750
Elastic NV *	134,840	10,904,511
EPAM Systems, Inc. *	89,436	15,605,688
Fair Isaac Corp. *	37,777	65,213,680
Fortinet, Inc. *	980,044	99,748,878
Gartner, Inc. *	118,015	51,504,106
GoDaddy, Inc., Class A *	217,065	39,538,390
HubSpot, Inc. *	80,173	47,294,053
Intuit, Inc.	431,293	324,966,337
Microsoft Corp.	9,380,368	4,318,346,212
MicroStrategy, Inc., Class A *	368,165	135,874,975
MongoDB, Inc. *	115,201	21,753,405
Okta, Inc. *	251,336	25,930,335
Palantir Technologies, Inc., Class A *	3,159,501	416,359,042
Palo Alto Networks, Inc. *	1,020,473	196,359,415
Procore Technologies, Inc. *	167,126	11,225,853
PTC, Inc. *	185,386	31,204,172
Roper Technologies, Inc.	165,962	94,643,150
SailPoint, Inc. *	93,723	1,651,399
Salesforce, Inc.	1,474,808	391,369,799
ServiceNow, Inc. *	317,783	321,307,213
Snowflake, Inc., Class A *	508,175	104,516,352
Synopsys, Inc. *	237,997	110,425,848
Twilio, Inc., Class A *	236,114	27,790,618
Tyler Technologies, Inc. *	66,062	38,117,113
UiPath, Inc., Class A *	688,410	9,162,737
Unity Software, Inc. *	455,761	11,886,247
Workday, Inc., Class A *	329,875	81,713,336
Zoom Communications, Inc., Class A *	403,521	32,786,081
Zscaler, Inc. *	146,061	40,269,018
		8,481,213,944

Technology Hardware & Equipment 9.9%
Apple, Inc.	18,954,147	3,806,940,425
Arista Networks, Inc. *	1,592,261	137,953,493
Coherent Corp. *	241,735	18,282,418
Dell Technologies, Inc., Class C	480,670	53,484,151
Pure Storage, Inc., Class A *	476,606	25,541,315
Super Micro Computer, Inc. *	774,778	31,006,616
Teledyne Technologies, Inc. *	71,797	35,816,651
		4,109,025,069

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.4%
T-Mobile U.S., Inc.	739,522	179,112,228

Transportation 0.8%
JB Hunt Transport Services, Inc.	122,258	16,975,523
Old Dominion Freight Line, Inc.	288,073	46,140,652
Saia, Inc. *	40,562	10,724,999
Uber Technologies, Inc. *	3,222,060	271,168,570
		345,009,744

Utilities 0.4%
Constellation Energy Corp.	481,588	147,438,166
Total Common Stocks (Cost $24,425,850,921)		41,270,508,363

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	18,709,371	18,709,371
Total Short-Term Investments (Cost $18,709,371)		18,709,371
Total Investments in Securities (Cost $24,444,560,292)		41,289,217,734

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 06/20/25	76	32,492,660	274,815
S&P 500 Index, e-mini, expires 06/20/25	6	1,774,800	18,377
			293,192

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$41,270,508,363	$—	$—	$41,270,508,363
Short-Term Investments[1]	18,709,371	—	—	18,709,371
Futures Contracts[2]	293,192	—	—	293,192
Total	$41,289,510,926	$—	$—	$41,289,510,926

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.5%
Aptiv PLC *	116,231	7,765,393
Autoliv, Inc.	35,914	3,692,678
BorgWarner, Inc.	110,227	3,647,412
Ford Motor Co.	1,967,464	20,422,276
General Motors Co.	502,623	24,935,127
Gentex Corp.	113,825	2,455,205
Lear Corp.	27,422	2,479,497
Lucid Group, Inc. *(a)	591,135	1,318,231
		66,715,819

Banks 7.5%
Bank of America Corp.	3,347,976	147,746,181
BOK Financial Corp.	11,144	1,052,217
Citigroup, Inc.	949,320	71,502,782
Citizens Financial Group, Inc.	221,183	8,924,734
Comerica, Inc.	66,637	3,804,306
Commerce Bancshares, Inc.	62,000	3,906,620
Cullen/Frost Bankers, Inc.	32,687	4,150,595
East West Bancorp, Inc.	69,872	6,372,326
Fifth Third Bancorp	338,197	12,915,744
First Horizon Corp.	264,049	5,249,294
Huntington Bancshares, Inc.	736,461	11,510,886
JPMorgan Chase & Co.	1,413,780	373,237,920
KeyCorp	505,269	8,013,566
M&T Bank Corp.	84,047	15,350,344
PNC Financial Services Group, Inc.	200,233	34,802,498
Regions Financial Corp.	460,828	9,880,152
Truist Financial Corp.	664,627	26,252,767
U.S. Bancorp	788,990	34,392,074
Webster Financial Corp.	86,359	4,445,761
Wells Fargo & Co.	1,662,959	124,356,074
Western Alliance Bancorp	54,957	3,979,436
Zions Bancorp NA	74,491	3,527,894
		915,374,171

Capital Goods 10.6%
3M Co.	274,392	40,706,053
A.O. Smith Corp.	59,547	3,829,468
Acuity, Inc.	15,643	4,065,459
AECOM	66,822	7,340,397
AGCO Corp.	31,121	3,049,236
Allegion PLC	43,859	6,258,679
AMETEK, Inc.	116,812	20,878,977
API Group Corp. *	123,524	5,764,865
Boeing Co. *	379,341	78,644,976
Carrier Global Corp.	408,661	29,096,663
Caterpillar, Inc.	241,735	84,131,032
CNH Industrial NV	442,501	5,535,688
Cummins, Inc.	69,596	22,373,722
Curtiss-Wright Corp.	19,111	8,410,942
Deere & Co.	128,026	64,814,443
Donaldson Co., Inc.	60,697	4,221,476
Dover Corp.	69,423	12,339,938
Eaton Corp. PLC	199,788	63,972,118
Emerson Electric Co.	285,231	34,050,877
SECURITY	NUMBER OF SHARES	VALUE ($)
Fastenal Co.	579,288	23,947,766
Ferguson Enterprises, Inc.	101,094	18,433,480
Fortive Corp.	172,798	12,128,692
Fortune Brands Innovations, Inc.	62,480	3,148,992
General Dynamics Corp.	128,287	35,726,647
Graco, Inc.	85,305	7,221,921
Honeywell International, Inc.	328,842	74,538,616
Howmet Aerospace, Inc.	204,914	34,812,840
Hubbell, Inc.	27,153	10,578,266
Huntington Ingalls Industries, Inc.	19,745	4,404,320
IDEX Corp.	38,165	6,904,430
Illinois Tool Works, Inc.	134,967	33,077,712
Ingersoll Rand, Inc.	203,657	16,626,558
ITT, Inc.	41,173	6,198,183
Johnson Controls International PLC	333,917	33,849,166
L3Harris Technologies, Inc.	95,106	23,238,200
Lincoln Electric Holdings, Inc.	28,604	5,537,448
Lockheed Martin Corp.	105,893	51,080,665
Masco Corp.	107,210	6,692,048
Middleby Corp. *	27,159	3,968,745
Nordson Corp.	27,442	5,817,430
Northrop Grumman Corp.	68,868	33,385,140
nVent Electric PLC	83,102	5,468,112
Otis Worldwide Corp.	200,390	19,107,187
Owens Corning	43,428	5,817,181
PACCAR, Inc.	264,852	24,856,360
Pentair PLC	83,858	8,317,036
Quanta Services, Inc.	74,573	25,545,727
Regal Rexnord Corp.	33,450	4,463,568
Rockwell Automation, Inc.	57,259	18,068,077
RTX Corp.	673,685	91,944,529
Sensata Technologies Holding PLC	76,323	1,988,977
Snap-on, Inc.	26,463	8,488,007
Standard Aero, Inc. *	66,386	1,947,101
Stanley Black & Decker, Inc.	77,626	5,079,069
Textron, Inc.	92,573	6,853,179
Toro Co.	50,750	3,845,835
Trane Technologies PLC	113,457	48,817,143
Watsco, Inc.	17,598	7,805,945
WESCO International, Inc.	22,467	3,771,985
Westinghouse Air Brake Technologies Corp.	86,310	17,462,239
Woodward, Inc.	30,064	6,503,745
Xylem, Inc.	122,875	15,487,165
		1,282,440,441

Commercial & Professional Services 2.7%
Amentum Holdings, Inc. *	3,786	78,229
Automatic Data Processing, Inc.	205,811	66,997,655
Booz Allen Hamilton Holding Corp., Class A	64,171	6,818,169
Broadridge Financial Solutions, Inc.	59,150	14,363,394
Cintas Corp.	173,420	39,279,630
Genpact Ltd.	81,080	3,490,494
Jacobs Solutions, Inc.	62,008	7,831,610
KBR, Inc.	67,091	3,501,479
Leidos Holdings, Inc.	66,338	9,852,520
Paychex, Inc.	162,180	25,609,844
RB Global, Inc.	93,495	9,845,024
Republic Services, Inc.	102,734	26,432,431

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Robert Half, Inc.	50,251	2,300,993
Rollins, Inc.	141,752	8,115,302
SS&C Technologies Holdings, Inc.	109,163	8,821,462
Tetra Tech, Inc.	134,846	4,711,519
TransUnion	98,594	8,442,604
Veralto Corp.	124,960	12,624,709
Verisk Analytics, Inc.	71,454	22,446,560
Waste Management, Inc.	184,787	44,528,123
		326,091,751

Consumer Discretionary Distribution & Retail 3.6%
Bath & Body Works, Inc.	110,161	3,097,727
Best Buy Co., Inc.	98,792	6,547,934
Burlington Stores, Inc. *	31,755	7,248,714
CarMax, Inc. *	77,955	5,024,979
Dick's Sporting Goods, Inc.	29,153	5,228,299
eBay, Inc.	242,155	17,718,481
GameStop Corp., Class A *	206,381	6,150,154
Genuine Parts Co.	70,229	8,885,373
Home Depot, Inc.	502,278	184,983,965
Lithia Motors, Inc.	13,565	4,298,884
LKQ Corp.	132,182	5,349,406
Lowe's Cos., Inc.	285,603	64,469,165
Penske Automotive Group, Inc.	9,529	1,564,471
Ross Stores, Inc.	167,031	23,399,373
TJX Cos., Inc.	568,417	72,132,117
Tractor Supply Co.	269,648	13,050,963
Williams-Sonoma, Inc.	62,215	10,063,899
		439,213,904

Consumer Durables & Apparel 1.0%
DR Horton, Inc.	143,296	16,917,526
Garmin Ltd.	77,645	15,759,606
Hasbro, Inc.	66,094	4,409,131
Lennar Corp., Class A	123,283	13,077,861
Mohawk Industries, Inc. *	26,812	2,697,555
NIKE, Inc., Class B	597,122	36,179,622
PulteGroup, Inc.	102,465	10,044,644
Somnigroup International, Inc.	104,008	6,766,760
Tapestry, Inc.	104,701	8,224,263
Toll Brothers, Inc.	50,407	5,254,930
VF Corp.	166,730	2,077,456
		121,409,354

Consumer Services 2.4%
ADT, Inc.	203,311	1,691,548
Aramark	134,542	5,448,951
Caesars Entertainment, Inc. *	106,794	2,870,623
Carnival Corp. *	530,850	12,326,337
Darden Restaurants, Inc.	59,252	12,692,371
Expedia Group, Inc.	62,354	10,397,530
Las Vegas Sands Corp.	174,058	7,164,227
Light & Wonder, Inc. *	44,575	4,017,099
McDonald's Corp.	362,340	113,720,409
MGM Resorts International *	113,819	3,602,371
Norwegian Cruise Line Holdings Ltd. *	221,532	3,910,040
Royal Caribbean Cruises Ltd.	125,223	32,178,554
Service Corp. International	72,672	5,668,416
Starbucks Corp.	574,417	48,222,307
Vail Resorts, Inc.	18,918	3,030,096
Wyndham Hotels & Resorts, Inc.	39,076	3,234,711
Wynn Resorts Ltd.	45,373	4,108,072
Yum! Brands, Inc.	140,963	20,290,214
		294,573,876

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 2.7%
Albertsons Cos., Inc., Class A	205,841	4,575,845
BJ's Wholesale Club Holdings, Inc. *	66,874	7,570,806
Dollar General Corp.	111,043	10,798,932
Dollar Tree, Inc. *	101,947	9,201,736
Kroger Co.	336,342	22,948,615
Sysco Corp.	247,292	18,052,316
Target Corp.	231,434	21,757,110
U.S. Foods Holding Corp. *	116,753	9,237,497
Walgreens Boots Alliance, Inc.	361,663	4,068,709
Walmart, Inc.	2,193,414	216,533,830
		324,745,396

Energy 5.9%
Antero Resources Corp. *	147,462	5,522,452
APA Corp.	186,631	3,174,593
Chevron Corp.	845,053	115,518,745
Chord Energy Corp.	30,978	2,788,020
ConocoPhillips	644,808	55,034,363
Coterra Energy, Inc.	372,879	9,064,688
Devon Energy Corp.	332,849	10,072,011
Diamondback Energy, Inc.	94,540	12,720,357
EOG Resources, Inc.	284,398	30,877,091
EQT Corp.	301,840	16,640,439
Expand Energy Corp.	106,292	12,343,690
Exxon Mobil Corp.	2,200,981	225,160,356
Halliburton Co.	440,439	8,628,200
HF Sinclair Corp.	81,724	2,952,688
Kinder Morgan, Inc.	978,447	27,435,654
Marathon Petroleum Corp.	159,608	25,655,390
Occidental Petroleum Corp.	341,851	13,940,684
ONEOK, Inc.	313,942	25,379,071
Ovintiv, Inc.	130,929	4,689,877
Permian Resources Corp.	324,479	4,091,680
Phillips 66	208,689	23,682,028
Schlumberger NV	707,536	23,384,065
Valero Energy Corp.	159,955	20,629,396
Williams Cos., Inc.	616,141	37,282,692
		716,668,230

Equity Real Estate Investment Trusts (REITs) 4.3%
Alexandria Real Estate Equities, Inc.	77,564	5,444,217
American Homes 4 Rent, Class A	160,335	6,068,680
American Tower Corp.	236,310	50,723,941
Americold Realty Trust, Inc.	131,783	2,183,644
AvalonBay Communities, Inc.	71,918	14,870,485
BXP, Inc.	73,351	4,938,723
Camden Property Trust	54,170	6,364,433
Crown Castle, Inc.	219,586	22,035,455
CubeSmart	115,036	4,918,939
Digital Realty Trust, Inc.	160,140	27,467,213
EastGroup Properties, Inc.	26,177	4,438,310
Equity LifeStyle Properties, Inc.	96,994	6,165,909
Equity Residential	173,058	12,138,288
Essex Property Trust, Inc.	32,512	9,230,157
Extra Space Storage, Inc.	107,149	16,195,571
Federal Realty Investment Trust	39,075	3,730,881
Gaming & Leisure Properties, Inc.	138,246	6,456,088
Healthcare Realty Trust, Inc.	178,509	2,588,381
Healthpeak Properties, Inc.	352,238	6,132,464
Host Hotels & Resorts, Inc.	355,302	5,503,628
Invitation Homes, Inc.	287,387	9,684,942
Iron Mountain, Inc.	148,670	14,675,216
Kimco Realty Corp.	344,371	7,321,327
Lamar Advertising Co., Class A	44,719	5,390,428
Lineage, Inc.	29,944	1,278,309

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	59,163	9,267,884
NNN REIT, Inc.	94,277	3,937,008
Omega Healthcare Investors, Inc.	142,533	5,273,721
Prologis, Inc.	468,693	50,900,060
Public Storage	79,731	24,589,838
Realty Income Corp.	442,024	25,027,399
Regency Centers Corp.	82,456	5,949,200
Rexford Industrial Realty, Inc.	115,384	4,066,132
Simon Property Group, Inc.	154,919	25,262,641
Sun Communities, Inc.	60,670	7,489,105
UDR, Inc.	152,719	6,327,148
Ventas, Inc.	221,086	14,211,408
VICI Properties, Inc.	532,405	16,882,563
Welltower, Inc.	308,113	47,535,674
Weyerhaeuser Co.	367,658	9,526,019
WP Carey, Inc.	110,411	6,929,394
		519,120,823

Financial Services 11.3%
AGNC Investment Corp.	454,350	4,061,889
Ally Financial, Inc.	138,484	4,846,940
American Express Co.	280,687	82,536,012
Ameriprise Financial, Inc.	48,681	24,790,313
Annaly Capital Management, Inc.	292,512	5,543,102
ARES Management Corp., Class A	94,450	15,631,475
Bank of New York Mellon Corp.	362,987	32,164,278
Berkshire Hathaway, Inc., Class B *	926,790	467,065,088
Blackstone, Inc.	370,069	51,350,775
Capital One Financial Corp.	322,220	60,947,913
Carlyle Group, Inc.	107,314	4,850,593
Cboe Global Markets, Inc.	52,887	12,117,469
Charles Schwab Corp. (b)	859,149	75,897,223
CME Group, Inc.	182,250	52,670,250
Corebridge Financial, Inc.	129,599	4,226,223
Equitable Holdings, Inc.	156,143	8,255,280
Fidelity National Information Services, Inc.	267,595	21,303,238
Franklin Resources, Inc.	155,594	3,367,054
Global Payments, Inc.	125,456	9,485,728
Goldman Sachs Group, Inc.	157,792	94,746,206
Intercontinental Exchange, Inc.	290,585	52,247,183
Invesco Ltd.	227,078	3,283,548
Jack Henry & Associates, Inc.	36,777	6,662,889
Jefferies Financial Group, Inc.	81,901	3,980,389
KKR & Co., Inc.	341,141	41,434,986
MarketAxess Holdings, Inc.	18,989	4,109,410
Morgan Stanley	625,655	80,102,610
Morningstar, Inc.	13,738	4,237,074
Nasdaq, Inc.	208,985	17,458,607
Northern Trust Corp.	99,120	10,580,069
PayPal Holdings, Inc. *	500,269	35,158,905
Raymond James Financial, Inc.	93,326	13,717,056
SEI Investments Co.	48,867	4,166,400
SoFi Technologies, Inc. *	555,068	7,382,404
Starwood Property Trust, Inc.	162,928	3,217,828
State Street Corp.	146,030	14,059,768
Synchrony Financial	196,549	11,331,050
T. Rowe Price Group, Inc.	112,808	10,557,701
Voya Financial, Inc.	48,332	3,215,045
WEX, Inc. *	17,488	2,324,680
		1,365,084,651

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	857,053	51,945,982
Archer-Daniels-Midland Co.	242,693	11,714,791
Brown-Forman Corp., Class B	119,209	3,974,428
SECURITY	NUMBER OF SHARES	VALUE ($)
Bunge Global SA	67,612	5,283,878
Campbell's Co.	99,212	3,377,176
Coca-Cola Co.	1,957,677	141,148,512
Conagra Brands, Inc.	241,795	5,534,688
Darling Ingredients, Inc. *	80,002	2,492,862
General Mills, Inc.	278,685	15,121,448
Hershey Co.	74,683	12,000,811
Hormel Foods Corp.	146,564	4,496,584
J.M. Smucker Co.	53,982	6,078,913
Kellanova	136,068	11,243,299
Keurig Dr. Pepper, Inc.	686,294	23,107,519
Kraft Heinz Co.	441,580	11,803,433
Lamb Weston Holdings, Inc.	71,669	3,997,697
McCormick & Co., Inc. - Non Voting Shares	127,646	9,283,694
Molson Coors Beverage Co., Class B	87,117	4,668,600
Mondelez International, Inc., Class A	654,562	44,176,389
Monster Beverage Corp. *	353,767	22,623,400
PepsiCo, Inc.	693,482	91,158,209
Philip Morris International, Inc.	786,190	141,978,052
Pilgrim's Pride Corp.	20,262	996,080
Post Holdings, Inc. *	23,124	2,557,283
Primo Brands Corp.	128,258	4,241,492
Tyson Foods, Inc., Class A	145,006	8,143,537
		643,148,757

Health Care Equipment & Services 5.3%
Abbott Laboratories	876,999	117,149,526
Baxter International, Inc.	257,750	7,861,375
Becton Dickinson & Co.	145,194	25,059,032
Boston Scientific Corp. *	745,208	78,440,594
Cardinal Health, Inc.	122,107	18,858,205
Cencora, Inc.	87,310	25,428,164
Centene Corp. *	250,779	14,153,967
Cigna Group	138,490	43,851,474
Cooper Cos., Inc. *	101,170	6,907,888
CVS Health Corp.	637,101	40,799,948
DaVita, Inc. *	22,160	3,019,522
Encompass Health Corp.	51,180	6,187,662
GE HealthCare Technologies, Inc.	231,318	16,317,172
HCA Healthcare, Inc.	90,380	34,470,028
Henry Schein, Inc. *	63,417	4,438,556
Hologic, Inc. *	112,921	7,020,299
Labcorp Holdings, Inc.	42,185	10,502,799
Masimo Corp. *	22,525	3,660,312
Medtronic PLC	648,209	53,788,383
Quest Diagnostics, Inc.	56,154	9,733,734
Solventum Corp. *	69,546	5,083,117
STERIS PLC	49,633	12,170,508
Stryker Corp.	173,692	66,461,507
Teleflex, Inc.	23,707	2,898,655
Tenet Healthcare Corp. *	47,907	8,085,264
Universal Health Services, Inc., Class B	29,674	5,648,446
Zimmer Biomet Holdings, Inc.	100,722	9,283,547
		637,279,684

Household & Personal Products 2.6%
Church & Dwight Co., Inc.	124,417	12,231,435
Clorox Co.	62,297	8,215,728
Colgate-Palmolive Co.	410,226	38,126,404
Coty, Inc., Class A *	184,091	907,569
Estee Lauder Cos., Inc., Class A	118,758	7,949,661
Kenvue, Inc.	968,755	23,124,182
Kimberly-Clark Corp.	167,945	24,143,773

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Procter & Gamble Co.	1,185,607	201,422,773
Reynolds Consumer Products, Inc.	27,174	600,002
		316,721,527

Insurance 4.1%
Aflac, Inc.	250,496	25,936,356
Allstate Corp.	134,043	28,131,604
American Financial Group, Inc.	36,392	4,511,880
American International Group, Inc.	299,692	25,365,931
Aon PLC, Class A	109,299	40,667,972
Arch Capital Group Ltd.	189,422	18,002,667
Arthur J Gallagher & Co.	128,689	44,711,706
Assurant, Inc.	25,964	5,270,173
Brown & Brown, Inc.	120,055	13,554,209
Chubb Ltd.	188,341	55,974,945
Cincinnati Financial Corp.	79,056	11,923,226
CNA Financial Corp.	10,785	516,709
Erie Indemnity Co., Class A	12,653	4,536,227
Fidelity National Financial, Inc.	131,134	7,182,209
Globe Life, Inc.	42,623	5,194,465
Hartford Insurance Group, Inc.	145,412	18,880,294
Loews Corp.	89,331	7,976,365
Marsh & McLennan Cos., Inc.	248,263	58,009,133
MetLife, Inc.	292,477	22,982,843
Old Republic International Corp.	117,347	4,435,717
Principal Financial Group, Inc.	106,484	8,294,039
Prudential Financial, Inc.	178,857	18,581,454
Reinsurance Group of America, Inc.	33,422	6,794,358
Travelers Cos., Inc.	114,635	31,604,869
Unum Group	83,153	6,794,432
W.R. Berkley Corp.	151,619	11,324,423
Willis Towers Watson PLC	50,409	15,956,969
		503,115,175

Materials 2.9%
Air Products & Chemicals, Inc.	112,497	31,376,538
Albemarle Corp.	59,188	3,300,323
Alcoa Corp.	129,674	3,471,373
Amcor PLC	1,155,996	10,531,123
AptarGroup, Inc.	33,761	5,347,742
Avery Dennison Corp.	40,570	7,210,506
Axalta Coating Systems Ltd. *	110,694	3,409,375
Ball Corp.	150,991	8,090,098
Celanese Corp.	55,125	2,912,254
CF Industries Holdings, Inc.	88,121	7,993,456
CRH PLC	343,522	31,315,465
Crown Holdings, Inc.	59,336	5,844,596
Dow, Inc.	356,588	9,891,751
DuPont de Nemours, Inc.	211,533	14,130,404
Eastman Chemical Co.	58,326	4,571,009
Ecolab, Inc.	127,469	33,858,316
FMC Corp.	62,813	2,547,695
Freeport-McMoRan, Inc.	725,893	27,932,363
International Flavors & Fragrances, Inc.	129,168	9,889,102
International Paper Co.	266,900	12,760,489
LyondellBasell Industries NV, Class A	131,636	7,436,118
Mosaic Co.	160,692	5,807,409
Newmont Corp.	575,978	30,365,560
Nucor Corp.	118,517	12,961,019
Packaging Corp. of America	45,092	8,710,422
PPG Industries, Inc.	117,366	13,004,153
Reliance, Inc.	27,272	7,985,787
Royal Gold, Inc.	33,384	5,946,358
RPM International, Inc.	65,025	7,402,446
Smurfit WestRock PLC	249,620	10,816,035
SECURITY	NUMBER OF SHARES	VALUE ($)
Steel Dynamics, Inc.	71,513	8,801,105
Westlake Corp.	16,670	1,184,070
		356,804,460

Media & Entertainment 1.9%
Comcast Corp., Class A	1,907,461	65,940,927
Electronic Arts, Inc.	119,882	17,236,634
Fox Corp., Class A	171,198	9,405,618
Interpublic Group of Cos., Inc.	187,387	4,489,793
Match Group, Inc.	126,309	3,781,691
News Corp., Class A	256,091	7,232,010
Omnicom Group, Inc.	99,546	7,310,658
Paramount Global, Class B (a)	309,425	3,744,042
Sirius XM Holdings, Inc.	111,056	2,407,694
Snap, Inc., Class A *	547,988	4,520,901
Walt Disney Co.	914,122	103,332,351
		229,402,319

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
AbbVie, Inc.	892,617	166,124,950
Agilent Technologies, Inc.	144,194	16,138,193
Amgen, Inc.	271,695	78,297,065
Biogen, Inc. *	74,222	9,633,273
Bio-Techne Corp.	79,781	3,861,400
Bristol-Myers Squibb Co.	1,026,098	49,540,012
Bruker Corp.	55,713	2,044,667
Elanco Animal Health, Inc. *	249,410	3,352,070
Gilead Sciences, Inc.	630,306	69,384,085
Incyte Corp. *	81,442	5,298,617
Jazz Pharmaceuticals PLC *	30,389	3,284,139
Johnson & Johnson	1,217,357	188,945,980
Merck & Co., Inc.	1,279,049	98,282,125
Pfizer, Inc.	2,866,028	67,322,998
Royalty Pharma PLC, Class A	188,615	6,201,661
United Therapeutics Corp. *	22,523	7,181,459
Viatris, Inc.	602,436	5,295,412
		780,188,106

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	149,370	18,674,238
Jones Lang LaSalle, Inc. *	24,097	5,366,402
Zillow Group, Inc., Class C *	107,875	7,239,491
		31,280,131

Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	250,845	53,675,813
Applied Materials, Inc.	411,080	64,436,790
Astera Labs, Inc. *	10,606	962,176
Entegris, Inc.	75,999	5,224,171
Intel Corp.	2,190,417	42,822,652
Lattice Semiconductor Corp. *	69,447	3,120,948
Microchip Technology, Inc.	272,143	15,795,180
Micron Technology, Inc.	563,576	53,235,389
NXP Semiconductors NV	128,369	24,535,167
ON Semiconductor Corp. *	213,502	8,971,354
Onto Innovation, Inc. *	24,787	2,278,917
QUALCOMM, Inc.	559,355	81,218,346
Skyworks Solutions, Inc.	81,534	5,628,292
Teradyne, Inc.	82,177	6,459,112
Texas Instruments, Inc.	460,144	84,137,331
		452,501,638

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 2.7%
Akamai Technologies, Inc. *	75,805	5,755,874
Bentley Systems, Inc., Class B	77,637	3,705,614
Cognizant Technology Solutions Corp., Class A	249,974	20,245,394
Gen Digital, Inc.	273,503	7,789,365
Guidewire Software, Inc. *	42,242	9,082,875
International Business Machines Corp.	467,536	121,119,876
Manhattan Associates, Inc. *	30,995	5,851,236
Nutanix, Inc., Class A *	126,325	9,687,864
Oracle Corp.	820,252	135,776,314
VeriSign, Inc.	41,102	11,199,062
		330,213,474

Technology Hardware & Equipment 3.4%
Amphenol Corp., Class A	611,968	55,034,282
Arrow Electronics, Inc. *	26,557	3,143,818
CDW Corp.	67,461	12,167,266
Ciena Corp. *	71,857	5,752,871
Cisco Systems, Inc.	2,013,784	126,948,943
Cognex Corp.	86,529	2,593,274
Corning, Inc.	389,738	19,327,107
F5, Inc. *	29,239	8,344,226
Flex Ltd. *	194,253	8,216,902
Hewlett Packard Enterprise Co.	665,073	11,492,461
HP, Inc.	474,682	11,819,582
Jabil, Inc.	55,505	9,325,395
Juniper Networks, Inc.	166,565	5,984,680
Keysight Technologies, Inc. *	87,418	13,728,123
Motorola Solutions, Inc.	84,462	35,083,826
NetApp, Inc.	103,018	10,215,265
Seagate Technology Holdings PLC	106,875	12,604,838
TD SYNNEX Corp.	37,899	4,598,665
TE Connectivity PLC	150,704	24,123,189
Trimble, Inc. *	124,587	8,879,316
Ubiquiti, Inc.	2,086	824,575
Western Digital Corp. *	176,172	9,081,667
Zebra Technologies Corp., Class A *	26,020	7,539,815
		406,830,086

Telecommunication Services 1.6%
AT&T, Inc.	3,629,451	100,898,738
GCI Liberty, Inc. *(c)	32	0
Liberty Global Ltd., Class C *	163,270	1,613,107
Verizon Communications, Inc.	2,128,527	93,570,047
		196,081,892

Transportation 2.1%
American Airlines Group, Inc. *	330,905	3,775,626
CH Robinson Worldwide, Inc.	60,229	5,780,177
CSX Corp.	975,718	30,822,932
Delta Air Lines, Inc.	324,659	15,710,249
Expeditors International of Washington, Inc.	70,551	7,953,214
FedEx Corp.	112,160	24,462,096
Knight-Swift Transportation Holdings, Inc.	81,556	3,614,562
Norfolk Southern Corp.	114,556	28,309,079
Southwest Airlines Co.	300,495	10,030,523
U-Haul Holding Co., Non Voting Shares	55,962	3,192,073
Union Pacific Corp.	305,493	67,715,578
United Airlines Holdings, Inc. *	166,198	13,203,600
SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	369,629	36,053,613
XPO, Inc. *	59,317	6,752,054
		257,375,376

Utilities 4.9%
AES Corp.	358,256	3,614,803
Alliant Energy Corp.	129,475	8,057,229
Ameren Corp.	136,605	13,234,292
American Electric Power Co., Inc.	269,735	27,914,875
American Water Works Co., Inc.	98,492	14,081,401
Atmos Energy Corp.	80,247	12,412,606
CenterPoint Energy, Inc.	329,935	12,286,779
CMS Energy Corp.	151,433	10,635,140
Consolidated Edison, Inc.	175,062	18,292,228
Dominion Energy, Inc.	424,315	24,045,931
DTE Energy Co.	104,791	14,319,690
Duke Energy Corp.	392,529	46,208,514
Edison International	195,739	10,892,875
Entergy Corp.	216,704	18,047,109
Essential Utilities, Inc.	128,436	4,948,639
Evergy, Inc.	116,822	7,758,149
Eversource Energy	185,449	12,018,950
Exelon Corp.	507,781	22,250,963
FirstEnergy Corp.	258,920	10,859,105
NextEra Energy, Inc.	1,039,998	73,465,459
NiSource, Inc.	238,342	9,424,043
NRG Energy, Inc.	102,543	15,986,454
OGE Energy Corp.	101,442	4,511,126
PG&E Corp.	1,108,687	18,714,637
Pinnacle West Capital Corp.	57,259	5,223,739
PPL Corp.	373,571	12,981,592
Public Service Enterprise Group, Inc.	251,683	20,393,874
Sempra	320,003	25,149,036
Southern Co.	554,124	49,871,160
Vistra Corp.	172,190	27,648,548
WEC Energy Group, Inc.	160,530	17,247,343
Xcel Energy, Inc.	290,138	20,338,674
		592,834,963
Total Common Stocks (Cost $9,028,550,923)		12,105,216,004

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	5,446,963	5,446,963
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	4,721,580	4,721,580
		10,168,543
Total Short-Term Investments (Cost $10,168,543)		10,168,543
Total Investments in Securities (Cost $9,038,719,466)		12,115,384,547

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones Industrial Average Index, e-mini, expires 06/20/25	119	25,164,930	531,111
S&P 400 Mid-Cap Index, e-mini, expires 06/20/25	9	2,703,690	16,227
			547,338

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,482,929.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended May 31, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Financial Services 0.6%
Charles Schwab Corp.	$48,558,741	$14,363,912	($5,028,044 )	$522,911	$17,479,703	$75,897,223	859,149	$644,893

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$11,909,134,112	$—	$—	$11,909,134,112
Telecommunication Services	196,081,892	—	0 *	196,081,892
Short-Term Investments [1]	10,168,543	—	—	10,168,543
Futures Contracts [2]	547,338	—	—	547,338
Total	$12,115,931,885	$—	$0	$12,115,931,885

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.1%
Autoliv, Inc.	189,349	19,468,864
BorgWarner, Inc.	579,490	19,175,324
Gentex Corp.	603,595	13,019,544
Harley-Davidson, Inc.	303,300	7,342,893
Lear Corp.	142,363	12,872,463
Lucid Group, Inc. *(a)	3,111,189	6,937,952
Rivian Automotive, Inc., Class A *	1,930,710	28,053,216
Thor Industries, Inc.	141,080	11,454,285
		118,324,541

Banks 3.7%
Bank OZK	280,088	12,416,301
BOK Financial Corp.	59,219	5,591,458
Comerica, Inc.	348,017	19,868,291
Commerce Bancshares, Inc.	323,224	20,366,344
Cullen/Frost Bankers, Inc.	170,078	21,596,505
East West Bancorp, Inc.	367,435	33,510,072
First Financial Bankshares, Inc.	340,195	11,995,276
First Horizon Corp.	1,389,958	27,632,365
Flagstar Financial, Inc.	802,441	9,244,120
Glacier Bancorp, Inc.	300,830	12,475,420
KeyCorp	2,639,499	41,862,454
Pinnacle Financial Partners, Inc.	202,638	21,536,367
Popular, Inc.	185,869	19,243,018
Prosperity Bancshares, Inc.	252,470	17,584,536
SouthState Corp.	260,168	22,842,750
Synovus Financial Corp.	374,081	17,892,294
Valley National Bancorp	1,258,080	11,045,942
Webster Financial Corp.	453,773	23,360,234
Western Alliance Bancorp	288,808	20,912,587
Wintrust Financial Corp.	176,204	21,040,520
Zions Bancorp NA	391,315	18,532,678
		410,549,532

Capital Goods 14.1%
A.O. Smith Corp.	312,665	20,107,486
AAON, Inc.	178,775	17,214,245
Acuity, Inc.	81,335	21,138,153
Advanced Drainage Systems, Inc.	186,908	20,552,404
AECOM	351,612	38,624,578
AGCO Corp.	164,334	16,101,445
Air Lease Corp.	274,055	15,788,309
Allegion PLC	230,362	32,872,657
Allison Transmission Holdings, Inc.	226,449	23,442,000
API Group Corp. *	646,032	30,150,313
Applied Industrial Technologies, Inc.	101,799	23,059,509
ATI, Inc. *	377,989	30,103,044
BWX Technologies, Inc.	242,524	30,461,014
Carlisle Cos., Inc.	117,810	44,789,006
Chart Industries, Inc. *	111,514	17,492,086
CNH Industrial NV	2,318,414	29,003,359
Comfort Systems USA, Inc.	94,023	44,964,619
Core & Main, Inc., Class A *	504,357	27,643,807
Crane Co.	128,812	22,078,377
Curtiss-Wright Corp.	99,790	43,918,577
SECURITY	NUMBER OF SHARES	VALUE ($)
Donaldson Co., Inc.	316,195	21,991,362
EMCOR Group, Inc.	121,912	57,525,396
Flowserve Corp.	348,180	17,377,664
Fluor Corp. *	454,513	18,898,651
Fortune Brands Innovations, Inc.	329,190	16,591,176
FTAI Aviation Ltd.	271,781	31,839,144
Generac Holdings, Inc. *	157,804	19,272,602
Graco, Inc.	447,441	37,880,355
Hexcel Corp.	214,651	11,352,891
Huntington Ingalls Industries, Inc.	103,778	23,148,721
IDEX Corp.	200,656	36,300,677
ITT, Inc.	215,700	32,471,478
Leonardo DRS, Inc.	195,942	8,288,347
Lincoln Electric Holdings, Inc.	149,519	28,945,383
Loar Holdings, Inc. *	71,896	6,258,547
Masco Corp.	561,730	35,063,187
MasTec, Inc. *	163,004	25,417,214
Middleby Corp. *	142,545	20,830,101
Mueller Industries, Inc.	301,134	23,449,305
Nordson Corp.	143,790	30,482,042
nVent Electric PLC	436,325	28,710,185
Oshkosh Corp.	172,157	17,076,253
Owens Corning	227,320	30,449,514
Pentair PLC	437,848	43,425,765
RBC Bearings, Inc. *	82,884	30,324,769
Regal Rexnord Corp.	175,495	23,418,053
Sensata Technologies Holding PLC	396,988	10,345,507
Simpson Manufacturing Co., Inc.	111,754	17,400,098
SiteOne Landscape Supply, Inc. *	119,072	13,908,800
Snap-on, Inc.	138,848	44,535,496
SPX Technologies, Inc. *	122,778	18,673,306
Standard Aero, Inc. *	348,114	10,210,184
Textron, Inc.	483,794	35,815,270
Timken Co.	168,786	11,560,153
Toro Co.	266,643	20,206,206
Trex Co., Inc. *	283,933	15,863,337
UFP Industries, Inc.	160,918	15,699,160
Valmont Industries, Inc.	53,071	16,878,701
Watsco, Inc.	92,296	40,939,737
WESCO International, Inc.	117,667	19,755,113
WillScot Holdings Corp.	490,416	13,216,711
Woodward, Inc.	157,314	34,031,738
Zurn Elkay Water Solutions Corp.	377,817	13,673,197
		1,579,006,484

Commercial & Professional Services 3.7%
Amentum Holdings, Inc. *	399,727	8,258,360
Booz Allen Hamilton Holding Corp., Class A	335,598	35,657,288
CACI International, Inc., Class A *	59,412	25,428,336
Clarivate PLC *	1,183,573	4,994,678
Clean Harbors, Inc. *	134,312	30,460,618
Concentrix Corp.	122,884	6,877,203
Dayforce, Inc. *	420,883	24,865,768
Dun & Bradstreet Holdings, Inc.	817,596	7,366,540
ExlService Holdings, Inc. *	426,315	19,606,227
FTI Consulting, Inc. *	93,642	15,372,271
Genpact Ltd.	425,803	18,330,819
KBR, Inc.	353,078	18,427,141
Maximus, Inc.	150,269	10,896,005

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MSA Safety, Inc.	104,062	16,958,984
Parsons Corp. *	123,529	8,009,620
Paycom Software, Inc.	124,775	32,327,955
Paylocity Holding Corp. *	115,606	22,069,185
RB Global, Inc.	488,685	51,458,530
Robert Half, Inc.	266,393	12,198,135
Science Applications International Corp.	129,453	14,957,000
Tetra Tech, Inc.	710,258	24,816,415
TriNet Group, Inc.	81,224	6,758,649
		416,095,727

Consumer Discretionary Distribution & Retail 3.9%
Abercrombie & Fitch Co., Class A *	133,789	10,501,099
AutoNation, Inc. *	68,413	12,577,730
Bath & Body Works, Inc.	573,905	16,138,209
Burlington Stores, Inc. *	166,431	37,991,204
CarMax, Inc. *	407,618	26,275,056
Dick's Sporting Goods, Inc.	153,446	27,519,006
Etsy, Inc. *	298,490	16,521,421
Five Below, Inc. *	145,847	17,001,385
Floor & Decor Holdings, Inc., Class A *	284,147	20,370,498
GameStop Corp., Class A *	1,077,720	32,116,056
Gap, Inc.	590,342	13,170,530
Lithia Motors, Inc.	70,662	22,393,494
LKQ Corp.	689,200	27,891,924
Murphy USA, Inc.	48,283	20,606,702
Ollie's Bargain Outlet Holdings, Inc. *	162,273	18,085,326
Penske Automotive Group, Inc.	49,663	8,153,671
Pool Corp.	100,861	30,317,808
RH *	39,961	7,237,337
Valvoline, Inc. *	337,405	11,670,839
Wayfair, Inc., Class A *	263,528	10,867,895
Williams-Sonoma, Inc.	326,199	52,765,950
		440,173,140

Consumer Durables & Apparel 3.0%
Brunswick Corp.	174,310	8,823,572
Columbia Sportswear Co.	84,483	5,388,326
Crocs, Inc. *	148,580	15,155,160
Hasbro, Inc.	347,492	23,181,191
KB Home	183,394	9,459,462
Mattel, Inc. *	893,205	16,917,303
Meritage Homes Corp.	191,555	12,184,814
Mohawk Industries, Inc. *	139,057	13,990,525
Polaris, Inc.	139,230	5,460,601
PVH Corp.	147,079	12,320,808
Ralph Lauren Corp.	105,762	29,275,979
Skechers USA, Inc., Class A *	348,697	21,633,162
Somnigroup International, Inc.	545,283	35,476,112
Tapestry, Inc.	548,553	43,088,838
Taylor Morrison Home Corp. *	274,198	15,431,863
Toll Brothers, Inc.	264,844	27,609,987
TopBuild Corp. *	77,770	22,000,355
VF Corp.	876,182	10,917,228
Whirlpool Corp.	146,854	11,467,829
		339,783,115

Consumer Services 4.4%
ADT, Inc.	1,067,929	8,885,169
Aramark	701,811	28,423,346
Boyd Gaming Corp.	175,491	13,156,560
Bright Horizons Family Solutions, Inc. *	154,069	19,905,715
Caesars Entertainment, Inc. *	563,182	15,138,332
SECURITY	NUMBER OF SHARES	VALUE ($)
Cava Group, Inc. *	215,420	17,507,183
Choice Hotels International, Inc.	59,248	7,505,537
Churchill Downs, Inc.	194,594	18,577,889
DraftKings, Inc., Class A *	1,298,301	46,583,040
Duolingo, Inc. *	100,422	52,180,275
H&R Block, Inc.	354,345	20,179,948
Hyatt Hotels Corp., Class A	113,139	14,937,742
Light & Wonder, Inc. *	234,004	21,088,440
MGM Resorts International *	592,837	18,763,291
Norwegian Cruise Line Holdings Ltd. *	1,165,153	20,564,950
Planet Fitness, Inc., Class A *	222,811	22,911,655
Service Corp. International	382,184	29,810,352
Texas Roadhouse, Inc.	176,836	34,520,156
Vail Resorts, Inc.	99,259	15,898,314
Wingstop, Inc.	77,374	26,438,696
Wyndham Hotels & Resorts, Inc.	205,915	17,045,644
Wynn Resorts Ltd.	237,218	21,477,718
		491,499,952

Consumer Staples Distribution & Retail 2.5%
Albertsons Cos., Inc., Class A	1,073,483	23,863,527
BJ's Wholesale Club Holdings, Inc. *	350,028	39,626,670
Casey's General Stores, Inc.	98,374	43,064,202
Maplebear, Inc. *	428,871	19,586,539
Performance Food Group Co. *	413,962	37,074,437
Sprouts Farmers Market, Inc. *	264,978	45,804,097
U.S. Foods Holding Corp. *	610,473	48,300,624
Walgreens Boots Alliance, Inc.	1,900,570	21,381,412
		278,701,508

Energy 4.6%
Antero Midstream Corp.	887,183	16,661,297
Antero Resources Corp. *	775,605	29,046,407
APA Corp.	980,752	16,682,592
ChampionX Corp.	505,096	12,157,661
Chord Energy Corp.	162,004	14,580,360
Civitas Resources, Inc.	235,542	6,446,785
DT Midstream, Inc.	268,156	28,086,659
EQT Corp.	1,581,112	87,166,705
Expand Energy Corp.	557,254	64,713,907
HF Sinclair Corp.	423,028	15,284,002
Matador Resources Co.	307,334	13,218,435
Murphy Oil Corp.	362,336	7,583,692
Noble Corp. PLC	348,013	8,620,282
NOV, Inc.	1,010,577	12,126,924
Ovintiv, Inc.	689,812	24,709,066
PBF Energy, Inc., Class A	260,807	4,968,373
Permian Resources Corp.	1,695,062	21,374,732
Range Resources Corp.	639,427	24,323,803
TechnipFMC PLC	1,127,536	35,122,746
Texas Pacific Land Corp.	49,921	55,613,492
Transocean Ltd. *	2,071,551	5,158,162
Valaris Ltd. *	173,294	6,519,320
Venture Global, Inc., Class A (a)	192,050	2,222,018
Weatherford International PLC	193,061	8,417,460
		520,804,880

Equity Real Estate Investment Trusts (REITs) 6.0%
Agree Realty Corp.	283,289	21,331,662
American Homes 4 Rent, Class A	840,715	31,821,063
Americold Realty Trust, Inc.	692,699	11,478,022
Brixmor Property Group, Inc.	810,678	20,599,328
BXP, Inc.	385,974	25,987,629
Camden Property Trust	282,686	33,212,778
CubeSmart	598,598	25,596,050

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EastGroup Properties, Inc.	137,462	23,306,682
Equity LifeStyle Properties, Inc.	506,265	32,183,266
Federal Realty Investment Trust	204,179	19,495,011
First Industrial Realty Trust, Inc.	350,930	17,346,470
Gaming & Leisure Properties, Inc.	727,101	33,955,617
Healthcare Realty Trust, Inc.	940,427	13,636,192
Healthpeak Properties, Inc.	1,853,724	32,273,335
Host Hotels & Resorts, Inc.	1,853,893	28,716,803
Kilroy Realty Corp.	282,119	9,084,232
Kimco Realty Corp.	1,800,531	38,279,289
Lamar Advertising Co., Class A	233,141	28,102,816
NNN REIT, Inc.	497,000	20,754,720
Omega Healthcare Investors, Inc.	747,092	27,642,404
Rayonier, Inc.	371,173	8,796,800
Regency Centers Corp.	432,589	31,211,296
Rexford Industrial Realty, Inc.	602,974	21,248,804
STAG Industrial, Inc.	494,397	17,590,645
Terreno Realty Corp.	264,420	14,918,576
UDR, Inc.	797,813	33,053,393
Vornado Realty Trust	439,987	16,574,310
WP Carey, Inc.	579,928	36,396,281
		674,593,474

Financial Services 9.0%
Affiliated Managers Group, Inc.	77,636	13,663,936
Affirm Holdings, Inc., Class A *	668,649	34,702,883
AGNC Investment Corp.	2,377,954	21,258,909
Ally Financial, Inc.	727,583	25,465,405
Annaly Capital Management, Inc.	1,533,143	29,053,060
Blue Owl Capital, Inc.	1,387,182	25,912,560
Carlyle Group, Inc.	559,203	25,275,976
Corebridge Financial, Inc.	677,726	22,100,645
Credit Acceptance Corp. *	16,622	7,933,681
Equitable Holdings, Inc.	821,176	43,415,575
Essent Group Ltd.	278,131	16,131,598
Euronet Worldwide, Inc. *	109,704	11,878,749
Evercore, Inc., Class A	93,768	21,706,354
FactSet Research Systems, Inc.	100,776	46,181,610
Franklin Resources, Inc.	821,689	17,781,350
Houlihan Lokey, Inc.	143,017	24,982,210
Interactive Brokers Group, Inc., Class A	288,526	60,498,132
Invesco Ltd.	1,187,117	17,165,712
Jack Henry & Associates, Inc.	193,172	34,996,971
Jackson Financial, Inc., Class A	195,752	16,034,046
Janus Henderson Group PLC	336,567	12,227,479
Jefferies Financial Group, Inc.	431,144	20,953,598
Lazard, Inc., Class A	298,952	12,974,517
MarketAxess Holdings, Inc.	100,022	21,645,761
MGIC Investment Corp.	658,057	17,405,608
Morningstar, Inc.	71,676	22,106,312
OneMain Holdings, Inc.	316,471	16,405,857
Rithm Capital Corp.	1,380,661	15,394,370
Robinhood Markets, Inc., Class A *	1,884,976	124,691,162
SEI Investments Co.	255,271	21,764,405
SoFi Technologies, Inc. *	2,902,488	38,603,090
Starwood Property Trust, Inc.	848,908	16,765,933
Stifel Financial Corp.	271,038	25,537,200
Toast, Inc., Class A *	1,098,302	46,326,378
Tradeweb Markets, Inc., Class A	307,815	44,463,877
Voya Financial, Inc.	255,010	16,963,265
Western Union Co.	897,709	8,330,740
WEX, Inc. *	92,707	12,323,541
		1,011,022,455

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.3%
Bunge Global SA	353,834	27,652,127
Campbell's Co.	520,997	17,734,738
Celsius Holdings, Inc. *	417,377	15,810,241
Coca-Cola Consolidated, Inc.	156,536	17,946,852
Darling Ingredients, Inc. *	421,710	13,140,484
Flowers Foods, Inc.	517,374	8,743,621
Freshpet, Inc. *	128,416	10,293,827
Ingredion, Inc.	171,112	23,805,101
J.M. Smucker Co.	281,982	31,753,993
Lamb Weston Holdings, Inc.	377,713	21,068,831
Lancaster Colony Corp.	51,215	8,573,391
Molson Coors Beverage Co., Class B	456,483	24,462,924
Pilgrim's Pride Corp.	106,357	5,228,510
Post Holdings, Inc. *	121,173	13,400,522
Primo Brands Corp.	672,577	22,242,121
		261,857,283

Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	246,105	5,571,817
Chemed Corp.	39,719	22,832,070
DaVita, Inc. *	116,495	15,873,609
DENTSPLY SIRONA, Inc.	526,590	8,414,908
Encompass Health Corp.	267,099	32,292,269
Ensign Group, Inc.	151,097	22,250,544
Glaukos Corp. *	146,235	13,788,498
Globus Medical, Inc., Class A *	301,141	17,821,524
HealthEquity, Inc. *	229,468	23,086,776
Henry Schein, Inc. *	330,059	23,100,830
Inspire Medical Systems, Inc. *	78,613	10,864,317
Insulet Corp. *	185,880	60,416,576
Lantheus Holdings, Inc. *	184,238	13,921,023
Masimo Corp. *	117,759	19,135,838
Option Care Health, Inc. *	451,249	14,746,817
Penumbra, Inc. *	101,724	27,157,256
Solventum Corp. *	366,590	26,794,063
Teleflex, Inc.	122,990	15,037,987
Tenet Healthcare Corp. *	251,997	42,529,534
Universal Health Services, Inc., Class B	155,615	29,621,315
		445,257,571

Household & Personal Products 0.4%
BellRing Brands, Inc. *	340,136	21,411,561
Coty, Inc., Class A *	970,267	4,783,416
elf Beauty, Inc. *	149,713	16,841,216
Reynolds Consumer Products, Inc.	144,722	3,195,462
		46,231,655

Insurance 4.5%
American Financial Group, Inc.	191,591	23,753,452
Assurant, Inc.	135,983	27,601,829
Axis Capital Holdings Ltd.	201,727	20,939,263
CNA Financial Corp.	56,974	2,729,624
Everest Group Ltd.	113,902	39,545,635
F&G Annuities & Life, Inc.	56,387	1,802,129
Fidelity National Financial, Inc.	688,838	37,727,657
First American Financial Corp.	272,982	15,235,125
Globe Life, Inc.	222,515	27,117,903
Hanover Insurance Group, Inc.	95,500	16,806,090
Kinsale Capital Group, Inc.	58,663	27,688,349
Lincoln National Corp.	450,850	14,941,169
Loews Corp.	468,164	41,802,364
Old Republic International Corp.	617,503	23,341,613
Primerica, Inc.	88,481	23,942,959

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Reinsurance Group of America, Inc.	174,549	35,484,066
RenaissanceRe Holdings Ltd.	130,522	32,554,797
RLI Corp.	220,995	16,987,886
Ryan Specialty Holdings, Inc.	281,678	20,159,695
Selective Insurance Group, Inc.	161,181	14,187,152
Unum Group	435,406	35,577,024
		499,925,781

Materials 6.1%
Albemarle Corp.	311,558	17,372,474
Alcoa Corp.	684,603	18,326,822
AptarGroup, Inc.	176,333	27,931,147
Ashland, Inc.	124,799	6,178,798
Avery Dennison Corp.	212,916	37,841,561
Axalta Coating Systems Ltd. *	578,052	17,804,002
Carpenter Technology Corp.	132,409	31,116,115
Celanese Corp.	289,004	15,268,081
Cleveland-Cliffs, Inc. *	1,281,839	7,473,121
Commercial Metals Co.	301,357	14,040,223
Crown Holdings, Inc.	310,318	30,566,323
Eagle Materials, Inc.	88,222	17,839,371
Eastman Chemical Co.	305,486	23,940,938
FMC Corp.	330,687	13,412,665
Graphic Packaging Holding Co.	795,530	17,676,677
International Paper Co.	1,397,137	66,797,120
Louisiana-Pacific Corp.	165,666	14,921,537
Mosaic Co.	840,806	30,386,729
Olin Corp.	306,800	5,954,988
Packaging Corp. of America	236,292	45,644,526
Reliance, Inc.	143,414	41,994,487
Royal Gold, Inc.	174,249	31,037,232
RPM International, Inc.	340,682	38,783,239
Sealed Air Corp.	385,982	12,428,620
Sonoco Products Co.	260,285	11,853,379
Steel Dynamics, Inc.	375,186	46,174,141
U.S. Steel Corp.	597,164	32,139,366
Westlake Corp.	88,385	6,277,986
		681,181,668

Media & Entertainment 3.4%
IAC, Inc. *	188,427	6,775,835
Interpublic Group of Cos., Inc.	986,067	23,626,165
Liberty Broadband Corp., Class C *	340,165	31,907,477
Liberty Media Corp.-Liberty Formula One, Class C *	647,071	62,461,764
Match Group, Inc.	665,348	19,920,519
New York Times Co., Class A	431,984	24,674,926
News Corp., Class A	1,343,708	37,946,314
Nexstar Media Group, Inc.	77,352	13,182,328
Paramount Global, Class B (a)	1,624,100	19,651,610
Pinterest, Inc., Class A *	1,576,880	49,056,737
Roku, Inc. *	340,859	24,698,643
Sirius XM Holdings, Inc.	582,581	12,630,356
Snap, Inc., Class A *	2,866,200	23,646,150
TKO Group Holdings, Inc.	176,544	27,860,409
Trump Media & Technology Group Corp. *(a)	244,153	5,207,783
		383,247,016

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Alkermes PLC *	430,992	13,192,665
Apellis Pharmaceuticals, Inc. *	284,199	4,811,489
BioMarin Pharmaceutical, Inc. *	505,067	29,329,241
Bio-Rad Laboratories, Inc., Class A *	51,175	11,613,143
Bio-Techne Corp.	418,914	20,275,438
Bruker Corp.	292,875	10,748,512
SECURITY	NUMBER OF SHARES	VALUE ($)
Charles River Laboratories International, Inc. *	135,508	18,378,950
CRISPR Therapeutics AG *	226,591	8,222,987
Cytokinetics, Inc. *	312,087	9,680,939
Elanco Animal Health, Inc. *	1,310,507	17,613,214
Exact Sciences Corp. *	489,917	27,572,529
Exelixis, Inc. *	742,003	31,935,809
Halozyme Therapeutics, Inc. *	337,141	18,903,496
Incyte Corp. *	426,046	27,718,553
Insmed, Inc. *	474,062	33,056,343
Ionis Pharmaceuticals, Inc. *	418,225	14,014,720
Jazz Pharmaceuticals PLC *	160,201	17,312,922
Medpace Holdings, Inc. *	66,235	19,532,701
Natera, Inc. *	349,834	55,179,317
Neurocrine Biosciences, Inc. *	264,330	32,517,877
Organon & Co.	684,004	6,306,517
Repligen Corp. *	137,939	16,286,458
Revolution Medicines, Inc. *	460,305	18,136,017
Roivant Sciences Ltd. *	1,116,978	12,275,588
Royalty Pharma PLC, Class A	987,500	32,469,000
Sarepta Therapeutics, Inc. *	253,175	9,519,380
Sotera Health Co. *	403,612	4,940,211
Summit Therapeutics, Inc. *(a)	371,249	6,762,300
United Therapeutics Corp. *	118,306	37,721,868
Vaxcyte, Inc. *	303,286	9,853,762
Viatris, Inc.	3,165,802	27,827,400
		603,709,346

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc. *	125,791	28,013,656
Zillow Group, Inc., Class C *	566,138	37,993,521
		66,007,177

Semiconductors & Semiconductor Equipment 1.6%
Allegro MicroSystems, Inc. *	345,521	8,758,957
Amkor Technology, Inc.	299,767	5,401,801
Astera Labs, Inc. *	55,648	5,048,387
Cirrus Logic, Inc. *	140,573	13,826,760
Entegris, Inc.	400,464	27,527,895
Lattice Semiconductor Corp. *	365,598	16,429,974
MACOM Technology Solutions Holdings, Inc. *	157,589	19,164,398
MKS, Inc.	178,129	14,640,423
Onto Innovation, Inc. *	130,856	12,030,901
Qorvo, Inc. *	247,530	18,817,231
Rambus, Inc. *	282,653	15,113,456
Universal Display Corp.	117,108	16,787,432
		173,547,615

Software & Services 5.4%
ASGN, Inc. *	117,034	6,180,565
Bentley Systems, Inc., Class B	408,097	19,478,470
Bill Holdings, Inc. *	248,682	10,862,430
CCC Intelligent Solutions Holdings, Inc. *	1,257,528	11,041,096
Commvault Systems, Inc. *	116,479	21,333,129
Confluent, Inc., Class A *	683,888	15,749,941
Docusign, Inc. *	535,334	47,435,946
Dolby Laboratories, Inc., Class A	162,320	12,053,883
Dropbox, Inc., Class A *	573,536	16,552,249
Dynatrace, Inc. *	793,234	42,842,568
Elastic NV *	230,535	18,643,365
EPAM Systems, Inc. *	150,169	26,202,989
Guidewire Software, Inc. *	221,324	47,589,086
Informatica, Inc., Class A *	220,995	5,306,090
Manhattan Associates, Inc. *	162,037	30,589,345

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nutanix, Inc., Class A *	660,274	50,636,413
Okta, Inc. *	433,528	44,727,084
Procore Technologies, Inc. *	283,553	19,046,255
Qualys, Inc. *	96,885	13,423,417
SailPoint, Inc. *	161,948	2,853,524
Samsara, Inc., Class A *	671,628	31,257,567
SentinelOne, Inc., Class A *	782,224	13,774,965
ServiceTitan, Inc., Class A *(a)	24,205	2,678,767
SPS Commerce, Inc. *	100,601	14,160,597
Twilio, Inc., Class A *	406,438	47,837,752
UiPath, Inc., Class A *	1,126,596	14,994,993
Unity Software, Inc. *	779,717	20,335,019
		607,587,505

Technology Hardware & Equipment 3.6%
Arrow Electronics, Inc. *	138,239	16,364,733
Ciena Corp. *	376,230	30,120,974
Cognex Corp.	450,992	13,516,230
Coherent Corp. *	411,055	31,088,090
F5, Inc. *	152,776	43,599,215
Fabrinet *	95,309	22,194,607
Flex Ltd. *	1,015,158	42,941,183
Insight Enterprises, Inc. *	72,518	9,455,622
Jabil, Inc.	290,247	48,764,398
Juniper Networks, Inc.	877,478	31,527,785
Littelfuse, Inc.	65,866	13,506,482
Novanta, Inc. *	95,214	11,789,397
Sandisk Corp. *	304,859	11,490,136
TD SYNNEX Corp.	199,861	24,251,134
Trimble, Inc. *	651,313	46,419,077
Ubiquiti, Inc.	11,184	4,420,923
		401,449,986

Telecommunication Services 0.3%
Frontier Communications Parent, Inc. *	586,769	21,258,641
GCI Liberty, Inc. *(b)	1,240	0
Liberty Global Ltd., Class C *	846,761	8,365,998
		29,624,639

Transportation 2.5%
Alaska Air Group, Inc. *	326,309	16,618,918
American Airlines Group, Inc. *	1,744,603	19,905,920
CH Robinson Worldwide, Inc.	314,644	30,196,385
GXO Logistics, Inc. *	317,166	13,048,209
Kirby Corp. *	152,342	16,855,119
Knight-Swift Transportation Holdings, Inc.	429,001	19,013,324
Landstar System, Inc.	93,419	12,818,955
Lyft, Inc., Class A *	977,628	14,899,051
Saia, Inc. *	70,564	18,657,827
U-Haul Holding Co., Non Voting Shares	295,609	16,861,537
United Airlines Holdings, Inc. *	871,460	69,233,140
XPO, Inc. *	310,702	35,367,209
		283,475,594

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.8%
AES Corp.	1,884,089	19,010,458
Alliant Energy Corp.	679,938	42,312,542
Black Hills Corp.	189,366	11,072,230
Essential Utilities, Inc.	669,852	25,809,398
Evergy, Inc.	609,403	40,470,453
IDACORP, Inc.	141,248	16,801,450
MDU Resources Group, Inc.	541,665	9,311,221
National Fuel Gas Co.	239,755	19,789,378
NiSource, Inc.	1,245,254	49,237,343
NRG Energy, Inc.	536,777	83,683,534
OGE Energy Corp.	531,863	23,651,948
Pinnacle West Capital Corp.	301,413	27,497,908
Portland General Electric Co.	289,746	12,285,230
Talen Energy Corp. *	121,844	29,723,844
UGI Corp.	569,635	20,541,038
		431,197,975
Total Common Stocks (Cost $9,218,319,443)		11,194,855,619

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)	5,498,672	5,498,672
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)(d)	33,162,105	33,162,105
		38,660,777
Total Short-Term Investments (Cost $38,660,777)		38,660,777
Total Investments in Securities (Cost $9,256,980,220)		11,233,516,396

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/20/25	52	15,621,320	595,106

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,120,868.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,165,230,980	$—	$—	$11,165,230,980
Telecommunication Services	29,624,639	—	0 *	29,624,639
Short-Term Investments[1]	38,660,777	—	—	38,660,777
Futures Contracts[2]	595,106	—	—	595,106
Total	$11,234,111,502	$—	$0	$11,234,111,502

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.2%
Adient PLC *	400,624	6,245,728
American Axle & Manufacturing Holdings, Inc. *	568,889	2,497,423
Dana, Inc.	614,218	10,214,445
Dorman Products, Inc. *	128,859	16,662,757
Fox Factory Holding Corp. *	197,737	5,071,954
Garrett Motion, Inc.	577,403	6,120,472
Gentherm, Inc. *	148,441	4,062,088
Goodyear Tire & Rubber Co. *	1,353,413	15,442,442
Harley-Davidson, Inc.	544,881	13,191,569
Holley, Inc. *	274,748	533,011
LCI Industries	120,968	10,541,152
Luminar Technologies, Inc. *(a)	120,117	431,220
Mobileye Global, Inc., Class A *	472,672	7,680,920
Modine Manufacturing Co. *	249,904	22,691,283
Patrick Industries, Inc.	159,699	13,711,756
Phinia, Inc.	193,623	8,403,238
QuantumScape Corp. *	1,801,956	7,207,824
Solid Power, Inc. *(a)	668,773	1,043,286
Standard Motor Products, Inc.	99,373	3,011,002
Stoneridge, Inc. *	122,151	613,198
Thor Industries, Inc.	253,118	20,550,651
Visteon Corp. *	131,191	11,075,800
Winnebago Industries, Inc.	135,667	4,603,181
XPEL, Inc. *	107,772	3,876,559
		195,482,959

Banks 8.4%
1st Source Corp.	80,734	4,889,251
Amalgamated Financial Corp.	100,108	3,025,264
Amerant Bancorp, Inc.	170,636	2,991,249
Ameris Bancorp	307,911	18,927,289
Arrow Financial Corp.	67,829	1,746,597
Associated Banc-Corp.	776,982	18,002,673
Atlantic Union Bankshares Corp.	620,588	18,630,052
Axos Financial, Inc. *	257,214	17,886,662
Banc of California, Inc.	656,513	9,007,358
BancFirst Corp.	95,026	11,755,191
Bancorp, Inc. *	227,340	11,617,074
Bank First Corp.	42,476	4,939,959
Bank of Hawaii Corp.	188,916	12,564,803
Bank of Marin Bancorp	68,458	1,458,840
Bank OZK	501,301	22,222,673
BankUnited, Inc.	355,750	12,088,385
Banner Corp.	164,148	10,119,724
Berkshire Hills Bancorp, Inc.	216,858	5,369,404
Brookline Bancorp, Inc.	423,181	4,371,460
Burke & Herbert Financial Services Corp.	62,354	3,549,190
Business First Bancshares, Inc.	132,848	3,160,454
Byline Bancorp, Inc.	119,575	3,093,405
Cadence Bank	871,486	26,406,026
Camden National Corp.	80,837	3,180,128
Capitol Federal Financial, Inc.	584,410	3,336,981
Cathay General Bancorp	337,987	14,484,433
Central Pacific Financial Corp.	129,475	3,456,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Citizens Financial Services, Inc.	21,047	1,287,024
City Holding Co.	69,739	8,221,531
Coastal Financial Corp. *	57,487	5,052,532
Columbia Banking System, Inc.	994,968	23,262,352
Columbia Financial, Inc. *	127,579	1,825,656
Community Financial System, Inc.	249,529	14,033,511
Community Trust Bancorp, Inc.	73,549	3,754,676
ConnectOne Bancorp, Inc.	169,768	3,899,571
Customers Bancorp, Inc. *	137,749	7,019,689
CVB Financial Corp.	625,270	11,723,813
Dime Community Bancshares, Inc.	186,282	4,779,996
Eagle Bancorp, Inc.	144,582	2,544,643
Eastern Bankshares, Inc.	904,085	13,561,275
Enterprise Financial Services Corp.	175,200	9,275,088
Equity Bancshares, Inc., Class A	72,679	2,830,120
FB Financial Corp.	165,409	7,220,103
Financial Institutions, Inc.	94,051	2,428,397
First BanCorp	773,130	15,447,137
First Bancorp/Southern Pines NC	195,455	8,085,973
First Busey Corp.	391,800	8,666,616
First Commonwealth Financial Corp.	481,739	7,524,763
First Community Bankshares, Inc.	78,164	2,938,966
First Financial Bancorp	454,840	10,988,934
First Financial Bankshares, Inc.	611,169	21,549,819
First Financial Corp.	50,010	2,592,518
First Foundation, Inc. *	357,456	1,844,473
First Hawaiian, Inc.	600,430	14,338,268
First Interstate BancSystem, Inc., Class A	408,572	11,092,730
First Merchants Corp.	278,284	10,491,307
First Mid Bancshares, Inc.	95,861	3,381,976
First of Long Island Corp.	104,721	1,243,038
Firstsun Capital Bancorp *	51,853	1,857,893
Five Star Bancorp	75,801	2,119,396
Flagstar Financial, Inc.	1,437,572	16,560,829
Flushing Financial Corp.	157,732	1,897,516
FNB Corp.	1,708,696	23,699,614
Fulton Financial Corp.	864,774	14,917,352
German American Bancorp, Inc.	177,210	6,772,080
Glacier Bancorp, Inc.	538,592	22,335,410
Great Southern Bancorp, Inc.	40,711	2,277,373
Hancock Whitney Corp.	408,817	22,350,025
Hanmi Financial Corp.	144,102	3,302,818
HarborOne Bancorp, Inc.	179,061	2,037,714
HBT Financial, Inc.	59,138	1,383,829
Heritage Commerce Corp.	295,367	2,735,098
Heritage Financial Corp.	163,038	3,811,828
Hilltop Holdings, Inc.	218,874	6,526,823
Home BancShares, Inc.	877,858	24,834,603
HomeStreet, Inc. *	82,759	1,078,350
HomeTrust Bancshares, Inc.	65,770	2,373,639
Hope Bancorp, Inc.	602,671	6,050,817
Horizon Bancorp, Inc.	208,417	3,092,908
Independent Bank Corp, MI	98,740	3,113,272
Independent Bank Corp.	202,146	12,431,979
International Bancshares Corp.	253,593	15,882,530
Kearny Financial Corp.	264,449	1,594,627
Lakeland Financial Corp.	120,979	7,243,013
Live Oak Bancshares, Inc.	161,186	4,424,556
Mercantile Bank Corp.	77,489	3,421,914
Metrocity Bankshares, Inc.	87,774	2,452,406

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Midland States Bancorp, Inc.	100,208	1,691,511
National Bank Holdings Corp., Class A	181,699	6,568,419
NB Bancorp, Inc. *	183,858	3,098,007
NBT Bancorp, Inc.	247,206	10,345,571
Nicolet Bankshares, Inc.	63,896	7,836,205
Northfield Bancorp, Inc.	175,854	2,053,975
Northpointe Bancshares, Inc.	46,856	615,688
Northwest Bancshares, Inc.	602,571	7,399,572
OceanFirst Financial Corp.	278,868	4,687,771
OFG Bancorp	218,479	8,988,226
Old National Bancorp	1,515,716	31,617,836
Old Second Bancorp, Inc.	214,329	3,545,002
Origin Bancorp, Inc.	140,449	4,787,906
Orrstown Financial Services, Inc.	93,015	2,796,031
Pacific Premier Bancorp, Inc.	456,910	9,686,492
Park National Corp.	69,261	11,259,068
Pathward Financial, Inc.	112,967	8,817,074
Peapack-Gladstone Financial Corp.	72,757	1,994,997
Peoples Bancorp, Inc.	165,055	4,839,413
Pinnacle Financial Partners, Inc.	363,420	38,624,278
Popular, Inc.	333,320	34,508,620
Preferred Bank	58,086	4,856,570
Prosperity Bancshares, Inc.	452,545	31,519,759
Provident Financial Services, Inc.	620,845	10,368,112
QCR Holdings, Inc.	80,315	5,405,200
Renasant Corp.	438,668	15,375,313
Republic Bancorp, Inc., Class A	45,736	3,134,745
S&T Bancorp, Inc.	181,050	6,637,293
Seacoast Banking Corp. of Florida	402,214	10,389,188
ServisFirst Bancshares, Inc.	239,036	17,791,449
Simmons First National Corp., Class A	598,199	11,222,213
Southern Missouri Bancorp, Inc.	44,348	2,335,366
Southside Bancshares, Inc.	136,120	3,837,223
SouthState Corp.	466,416	40,951,325
Stellar Bancorp, Inc.	226,363	6,093,692
Stock Yards Bancorp, Inc.	128,296	9,437,454
Synovus Financial Corp.	671,030	32,095,365
Texas Capital Bancshares, Inc. *	218,168	15,640,464
TFS Financial Corp.	255,653	3,377,176
Tompkins Financial Corp.	59,787	3,670,922
Towne Bank	328,585	11,355,898
TriCo Bancshares	156,211	6,232,819
Triumph Financial, Inc. *	104,638	6,044,937
TrustCo Bank Corp.	91,309	2,834,231
Trustmark Corp.	288,874	9,954,598
UMB Financial Corp.	323,363	33,345,193
United Bankshares, Inc.	677,911	24,499,704
United Community Banks, Inc.	568,279	16,332,338
Univest Financial Corp.	137,030	4,045,126
Valley National Bancorp	2,258,891	19,833,063
Veritex Holdings, Inc.	257,537	6,232,395
WaFd, Inc.	388,352	11,036,964
Washington Trust Bancorp, Inc.	90,258	2,496,536
WesBanco, Inc.	453,899	13,971,011
Westamerica BanCorp	126,473	6,077,028
Wintrust Financial Corp.	315,733	37,701,678
WSFS Financial Corp.	278,536	14,731,769
		1,384,393,994

Capital Goods 13.2%
374Water, Inc. *	323,509	140,532
3D Systems Corp. *	659,416	1,022,095
AAON, Inc.	320,719	30,882,032
AAR Corp. *	166,961	10,253,075
AeroVironment, Inc. *	133,126	23,700,422
Air Lease Corp.	492,014	28,344,927
SECURITY	NUMBER OF SHARES	VALUE ($)
AirJoule Technologies Corp. *(a)	93,403	358,668
Alamo Group, Inc.	49,088	9,721,388
Albany International Corp., Class A	148,092	9,784,438
Allison Transmission Holdings, Inc.	406,112	42,040,714
Ameresco, Inc., Class A *	151,184	2,083,316
American Superconductor Corp. *	188,443	5,325,399
American Woodmark Corp. *	72,062	4,062,135
Amprius Technologies, Inc. *	177,983	478,774
Apogee Enterprises, Inc.	104,695	4,046,462
Applied Industrial Technologies, Inc.	182,289	41,292,104
Archer Aviation, Inc., Class A *	1,932,629	19,500,227
Arcosa, Inc.	231,955	20,010,758
Argan, Inc.	61,211	12,872,673
Armstrong World Industries, Inc.	207,185	32,244,202
Array Technologies, Inc. *	690,110	4,554,726
Astec Industries, Inc.	109,042	4,284,260
ATI, Inc. *	677,332	53,942,720
Atkore, Inc.	163,948	10,673,015
Atmus Filtration Technologies, Inc.	394,787	14,220,228
AZEK Co., Inc. *	682,251	33,778,247
AZZ, Inc.	142,351	12,909,812
Blink Charging Co. *(a)	491,666	345,641
Bloom Energy Corp., Class A *	943,110	17,419,242
Blue Bird Corp. *	152,980	5,920,326
BlueLinx Holdings, Inc. *	39,469	2,641,265
Boise Cascade Co.	181,951	15,807,903
BWX Technologies, Inc.	434,255	54,542,428
Cadre Holdings, Inc.	124,201	4,070,067
Centuri Holdings, Inc. *(a)	100,863	2,106,019
ChargePoint Holdings, Inc. *(a)	1,977,327	1,375,429
Chart Industries, Inc. *	199,944	31,363,216
Columbus McKinnon Corp.	135,238	1,969,065
Construction Partners, Inc., Class A *	224,447	23,497,356
Crane Co.	231,064	39,604,370
CSW Industrials, Inc.	79,824	24,409,381
Custom Truck One Source, Inc. *	254,523	1,094,449
Distribution Solutions Group, Inc. *	43,956	1,197,801
DNOW, Inc. *	502,743	7,249,554
Douglas Dynamics, Inc.	111,185	3,056,476
Ducommun, Inc. *	64,549	4,542,959
DXP Enterprises, Inc. *	60,760	5,023,637
Dycom Industries, Inc. *	138,543	31,853,807
Energy Recovery, Inc. *	274,748	3,464,572
Energy Vault Holdings, Inc. *	444,921	367,549
Enerpac Tool Group Corp.	258,579	11,087,868
EnerSys	186,844	15,625,764
Enovix Corp. *(a)	756,472	5,764,317
Enpro, Inc.	99,512	18,423,652
Esab Corp.	269,879	33,192,418
ESCO Technologies, Inc.	122,618	22,223,286
Eve Holding, Inc. *(a)	246,198	1,329,469
Everus Construction Group, Inc. *	242,776	14,059,158
Federal Signal Corp.	290,158	27,295,163
Flowserve Corp.	624,684	31,177,978
Fluence Energy, Inc. *(a)	288,671	1,356,754
Fluor Corp. *	815,213	33,896,557
Franklin Electric Co., Inc.	187,001	16,155,016
FuelCell Energy, Inc. *(a)	95,362	487,300
Gates Industrial Corp. PLC *	1,080,448	22,851,475
GATX Corp.	168,614	26,850,093
Gibraltar Industries, Inc. *	143,442	8,402,832
Global Industrial Co.	62,964	1,640,212
GMS, Inc. *	184,372	13,962,492
Gorman-Rupp Co.	99,272	3,623,428
GrafTech International Ltd. *	896,878	893,470
Granite Construction, Inc.	206,643	18,484,216
Great Lakes Dredge & Dock Corp. *	322,822	3,609,150
Greenbrier Cos., Inc.	148,878	6,709,931
Griffon Corp.	187,424	12,885,400

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
H&E Equipment Services, Inc.	148,943	14,095,966
Hayward Holdings, Inc. *	675,690	9,425,875
Helios Technologies, Inc.	157,952	4,789,105
Herc Holdings, Inc.	134,872	16,724,128
Hexcel Corp.	385,781	20,403,957
Hillenbrand, Inc.	334,941	6,544,747
Hillman Solutions Corp. *	934,956	6,769,081
Hyliion Holdings Corp. *	574,603	884,889
Hyster-Yale, Inc.	51,444	2,065,991
IES Holdings, Inc. *	40,090	10,409,769
Insteel Industries, Inc.	91,198	3,193,754
Janus International Group, Inc. *	671,148	5,483,279
JBT Marel Corp.	219,230	25,169,796
JELD-WEN Holding, Inc. *	395,330	1,442,954
Kadant, Inc.	55,905	17,549,139
Karman Holdings, Inc. *	107,459	4,605,693
Kennametal, Inc.	367,125	7,904,201
Kratos Defense & Security Solutions, Inc. *	725,721	26,771,848
Leonardo DRS, Inc.	352,165	14,896,579
Limbach Holdings, Inc. *	48,478	6,215,849
Lindsay Corp.	51,667	7,202,380
Loar Holdings, Inc. *	128,820	11,213,781
Manitowoc Co., Inc. *	170,257	1,789,401
MasTec, Inc. *	292,350	45,586,135
Masterbrand, Inc. *	605,289	6,173,948
McGrath RentCorp	116,694	13,114,072
Mercury Systems, Inc. *	241,643	11,900,918
Miller Industries, Inc.	53,559	2,427,829
Moog, Inc., Class A	134,580	24,939,020
MRC Global, Inc. *	405,636	5,033,943
MSC Industrial Direct Co., Inc., Class A	211,757	17,194,668
Mueller Industries, Inc.	540,071	42,055,329
Mueller Water Products, Inc., Class A	744,689	18,267,221
MYR Group, Inc. *	76,329	11,972,204
National Presto Industries, Inc.	24,161	2,069,390
Net Power, Inc. *(a)	172,317	367,035
NEXTracker, Inc., Class A *	681,805	38,651,525
NuScale Power Corp. *	515,881	16,503,033
Omega Flex, Inc.	16,165	528,919
Oshkosh Corp.	309,378	30,687,204
Plug Power, Inc. *(a)	4,081,078	3,602,368
Powell Industries, Inc.	44,489	7,544,889
Power Solutions International, Inc. *(a)	24,555	1,040,395
Preformed Line Products Co.	13,812	1,970,144
Primoris Services Corp.	254,591	18,358,557
Proto Labs, Inc. *	117,291	4,337,421
Quanex Building Products Corp.	223,939	3,746,499
QXO, Inc.	1,576,099	26,793,683
RBC Bearings, Inc. *	148,557	54,352,550
Resideo Technologies, Inc. *	699,411	14,477,808
REV Group, Inc.	247,722	9,287,098
Rocket Lab Corp. *	1,661,587	44,513,916
Rush Enterprises, Inc., Class A	339,919	16,876,978
SES AI Corp. *(a)	715,752	650,619
Shoals Technologies Group, Inc., Class A *	786,627	3,712,879
Shyft Group, Inc.	148,233	1,554,964
Simpson Manufacturing Co., Inc.	200,307	31,187,800
SiteOne Landscape Supply, Inc. *	213,092	24,891,277
Southland Holdings, Inc. *	67,677	262,587
Spirit AeroSystems Holdings, Inc., Class A *	557,431	20,836,771
SPX Technologies, Inc. *	220,195	33,489,458
Standex International Corp.	56,414	8,515,129
Sterling Infrastructure, Inc. *	145,890	27,428,779
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunrun, Inc. *	1,060,794	7,945,347
Symbotic, Inc. *(a)	187,926	5,387,838
Tecnoglass, Inc.	105,311	9,017,781
Tennant Co.	89,274	6,643,771
Terex Corp.	316,079	14,226,716
Thermon Group Holdings, Inc. *	161,139	4,179,946
Timken Co.	303,153	20,762,949
Titan International, Inc. *	229,504	1,661,609
Titan Machinery, Inc. *	95,436	1,782,744
TPI Composites, Inc. *(a)	182,139	218,567
Transcat, Inc. *	43,858	3,832,312
Trinity Industries, Inc.	388,716	10,005,550
Triumph Group, Inc. *	368,205	9,496,007
Tutor Perini Corp. *	208,589	7,692,762
UFP Industries, Inc.	288,418	28,138,060
V2X, Inc. *	67,164	3,041,186
Valmont Industries, Inc.	95,216	30,282,497
Vicor Corp. *	109,636	4,784,515
Virgin Galactic Holdings, Inc. *(a)	123,867	397,613
Wabash National Corp.	204,984	1,777,211
Watts Water Technologies, Inc., Class A	130,137	31,508,770
Willis Lease Finance Corp.	13,705	1,841,130
Worthington Enterprises, Inc.	147,266	8,675,440
Xometry, Inc., Class A *	217,693	7,216,523
Zurn Elkay Water Solutions Corp.	678,443	24,552,852
		2,184,964,080

Commercial & Professional Services 3.9%
ABM Industries, Inc.	295,151	15,539,700
ACCO Brands Corp.	434,125	1,558,509
ACV Auctions, Inc., Class A *	753,830	12,347,735
Alight, Inc., Class A	2,156,483	11,774,397
Amentum Holdings, Inc. *	716,525	14,803,407
Barrett Business Services, Inc.	122,338	5,055,618
BlackSky Technology, Inc. *	113,018	1,264,671
Brady Corp., Class A	209,906	14,645,142
BrightView Holdings, Inc. *	276,385	4,306,078
Brink's Co.	207,533	17,030,158
Casella Waste Systems, Inc., Class A *	295,985	34,692,402
CBIZ, Inc. *	237,940	17,188,786
CECO Environmental Corp. *	137,162	3,688,286
Cimpress PLC *	72,822	3,223,102
Clarivate PLC *	2,129,236	8,985,376
Concentrix Corp.	220,637	12,347,950
Conduent, Inc. *	699,305	1,566,443
CoreCivic, Inc. *	523,065	11,486,507
CRA International, Inc.	32,252	6,129,493
CSG Systems International, Inc.	130,711	8,634,769
Deluxe Corp.	211,354	3,016,022
Driven Brands Holdings, Inc. *	281,081	5,008,863
Dun & Bradstreet Holdings, Inc.	1,469,117	13,236,744
Ennis, Inc.	124,075	2,316,480
Enviri Corp. *	385,357	3,140,660
ExlService Holdings, Inc. *	763,964	35,134,704
Exponent, Inc.	241,308	18,421,453
First Advantage Corp. *	286,080	4,897,690
FiscalNote Holdings, Inc. *	406,441	243,580
Forrester Research, Inc. *	54,813	582,662
Franklin Covey Co. *	52,242	1,221,418
FTI Consulting, Inc. *	167,951	27,570,836
GEO Group, Inc. *	646,822	17,554,749
Healthcare Services Group, Inc. *	349,613	4,929,543
Heidrick & Struggles International, Inc.	97,573	4,260,037
HNI Corp.	227,687	10,594,276
Huron Consulting Group, Inc. *	77,739	11,103,461

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ICF International, Inc.	89,249	7,668,274
Insperity, Inc.	167,934	10,868,689
Interface, Inc.	276,584	5,556,573
Kelly Services, Inc., Class A	150,660	1,765,735
Kforce, Inc.	82,309	3,358,207
Korn Ferry	244,375	16,619,944
LanzaTech Global, Inc. *(a)	392,677	110,813
Legalzoom.com, Inc. *	507,577	4,634,178
Liquidity Services, Inc. *	107,142	2,503,909
ManpowerGroup, Inc.	223,451	9,373,769
Maximus, Inc.	269,212	19,520,562
MillerKnoll, Inc.	324,832	5,479,916
Montrose Environmental Group, Inc. *	153,292	2,993,793
MSA Safety, Inc.	186,588	30,408,246
NV5 Global, Inc. *	247,874	5,478,015
OPENLANE, Inc. *	507,435	11,635,485
Pitney Bowes, Inc.	754,464	7,770,979
Planet Labs PBC *	1,018,522	3,911,124
Pursuit Attractions & Hospitality, Inc. *	101,148	2,821,018
Resources Connection, Inc.	147,342	768,389
Science Applications International Corp.	232,425	26,854,385
Steelcase, Inc., Class A	445,585	4,593,981
TriNet Group, Inc.	145,582	12,113,878
TrueBlue, Inc. *	138,693	832,158
TTEC Holdings, Inc. *	92,069	452,059
UL Solutions, Inc., Class A	293,838	21,009,417
UniFirst Corp.	71,352	13,454,133
Upwork, Inc. *	597,613	9,257,025
Verra Mobility Corp. *	784,212	18,546,614
Vestis Corp.	544,205	3,352,303
VSE Corp.	84,465	10,988,052
		644,203,330

Consumer Discretionary Distribution & Retail 2.9%
1-800-Flowers.com, Inc., Class A *	122,450	602,454
Abercrombie & Fitch Co., Class A *	239,830	18,824,257
Academy Sports & Outdoors, Inc.	329,657	13,486,268
Advance Auto Parts, Inc.	282,454	13,538,020
A-Mark Precious Metals, Inc.	83,049	1,638,557
American Eagle Outfitters, Inc.	827,039	9,064,347
America's Car-Mart, Inc. *	36,374	1,809,970
Arhaus, Inc. *	258,997	2,325,793
Arko Corp.	330,524	1,414,643
Asbury Automotive Group, Inc. *	92,948	21,183,779
AutoNation, Inc. *	122,354	22,494,783
BARK, Inc. *	555,457	716,540
Beyond, Inc. *	188,070	1,205,529
Boot Barn Holdings, Inc. *	145,184	23,274,447
Buckle, Inc.	142,675	6,079,382
Caleres, Inc.	157,827	2,122,773
Camping World Holdings, Inc., Class A	288,274	4,687,335
Chewy, Inc., Class A *	787,554	35,636,818
Designer Brands, Inc., Class A	158,184	561,553
Dillard's, Inc., Class A	14,099	5,583,486
Five Below, Inc. *	260,999	30,424,653
Foot Locker, Inc. *	393,565	9,351,104
Gap, Inc.	1,056,732	23,575,691
Genesco, Inc. *	48,442	1,052,645
GigaCloud Technology, Inc., Class A *	125,534	2,204,377
Group 1 Automotive, Inc.	61,738	26,171,973
Groupon, Inc. *	113,958	3,319,597
GrowGeneration Corp. *	252,583	272,790
Guess?, Inc. (a)	127,331	1,334,429
Haverty Furniture Cos., Inc.	63,510	1,331,170
SECURITY	NUMBER OF SHARES	VALUE ($)
Kohl's Corp. (a)	525,123	4,269,250
Lands' End, Inc. *	55,411	466,561
Leslie's, Inc. *	864,190	651,340
Macy's, Inc.	1,317,133	15,660,711
MarineMax, Inc. *	93,521	1,982,645
Monro, Inc.	141,165	2,164,059
National Vision Holdings, Inc. *	374,311	7,415,101
ODP Corp. *	140,755	2,315,420
Ollie's Bargain Outlet Holdings, Inc. *	291,040	32,436,408
Petco Health & Wellness Co., Inc. *	413,428	1,517,281
QVC Group, Inc. *	33,926	139,097
Revolve Group, Inc. *	180,665	3,721,699
RH *	71,590	12,965,665
Sally Beauty Holdings, Inc. *	489,061	4,259,721
Savers Value Village, Inc. *	126,407	1,266,598
Shoe Carnival, Inc.	82,461	1,584,900
Signet Jewelers Ltd.	206,821	13,768,074
Sleep Number Corp. *	103,714	1,115,963
Sonic Automotive, Inc., Class A	69,322	4,847,687
Stitch Fix, Inc., Class A *	506,302	2,237,855
Torrid Holdings, Inc. *(a)	51,761	267,087
Upbound Group, Inc.	242,712	5,567,813
Urban Outfitters, Inc. *	267,432	18,693,497
Valvoline, Inc. *	603,731	20,883,055
Victoria's Secret & Co. *	375,319	7,960,516
Warby Parker, Inc., Class A *	426,965	9,038,849
Wayfair, Inc., Class A *	473,377	19,522,067
Winmark Corp.	13,920	5,913,494
Zumiez, Inc. *	72,559	906,262
		488,827,838

Consumer Durables & Apparel 3.4%
Acushnet Holdings Corp.	130,253	8,888,465
Beazer Homes USA, Inc. *	134,664	2,763,305
Brunswick Corp.	313,083	15,848,262
Capri Holdings Ltd. *	558,064	10,112,120
Carter's, Inc.	170,214	5,339,613
Cavco Industries, Inc. *	38,009	16,480,512
Century Communities, Inc.	129,221	6,702,693
Champion Homes, Inc. *	250,349	16,372,825
Columbia Sportswear Co.	152,712	9,739,971
Crocs, Inc. *	265,939	27,125,778
Dream Finders Homes, Inc., Class A *	129,147	2,694,006
Ethan Allen Interiors, Inc.	108,676	2,839,704
Figs, Inc., Class A *	614,426	2,672,753
Funko, Inc., Class A *	169,251	709,162
G-III Apparel Group Ltd. *	183,324	5,325,562
GoPro, Inc., Class A *	590,298	391,368
Green Brick Partners, Inc. *	146,086	8,538,727
Hanesbrands, Inc. *	1,674,785	8,290,186
Helen of Troy Ltd. *	107,685	2,895,650
Hovnanian Enterprises, Inc., Class A *	22,439	2,025,793
Installed Building Products, Inc.	110,287	17,588,571
iRobot Corp. *	145,970	448,128
Johnson Outdoors, Inc., Class A	25,612	696,390
KB Home	330,061	17,024,546
Kontoor Brands, Inc.	235,650	16,165,590
Latham Group, Inc. *	189,659	1,071,573
La-Z-Boy, Inc.	196,674	8,238,674
Legacy Housing Corp. *	51,460	1,147,043
Leggett & Platt, Inc.	635,115	5,754,142
Levi Strauss & Co., Class A	466,455	8,092,994
LGI Homes, Inc. *	99,044	4,962,104
M/I Homes, Inc. *	129,060	13,759,087
Malibu Boats, Inc., Class A *	92,353	2,783,519
Mattel, Inc. *	1,599,726	30,298,811

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Meritage Homes Corp.	343,400	21,843,674
Movado Group, Inc.	76,902	1,245,812
Newell Brands, Inc.	1,983,756	10,513,907
Outdoor Holding Co. *	425,778	617,378
Oxford Industries, Inc.	70,041	3,759,801
Peloton Interactive, Inc., Class A *	1,780,814	12,643,779
Polaris, Inc.	249,066	9,768,369
Purple Innovation, Inc. *	266,668	212,428
PVH Corp.	264,617	22,166,966
Ralph Lauren Corp.	189,447	52,440,824
Skechers USA, Inc., Class A *	625,260	38,791,130
Smith & Wesson Brands, Inc.	210,149	2,000,619
Sonos, Inc. *	568,623	5,845,445
Steven Madden Ltd.	343,085	8,457,045
Sturm Ruger & Co., Inc.	79,001	2,859,836
Taylor Morrison Home Corp. *	491,901	27,684,188
Topgolf Callaway Brands Corp. *	669,752	4,246,228
Traeger, Inc. *	296,150	408,687
Tri Pointe Homes, Inc. *	444,334	13,098,966
Under Armour, Inc., Class A *	1,476,276	9,905,812
Whirlpool Corp.	263,171	20,551,023
Wolverine World Wide, Inc.	378,284	6,453,525
YETI Holdings, Inc. *	403,335	12,325,918
		571,628,987

Consumer Services 4.6%
Accel Entertainment, Inc. *	259,530	2,911,927
Adtalem Global Education, Inc. *	177,168	23,391,491
Bally's Corp. *	32,511	326,085
BJ's Restaurants, Inc. *	109,235	4,872,973
Bloomin' Brands, Inc.	362,033	2,762,312
Boyd Gaming Corp.	314,854	23,604,604
Bright Horizons Family Solutions, Inc. *	276,278	35,695,118
Brinker International, Inc. *	210,988	36,422,858
Carriage Services, Inc.	61,762	2,686,647
Cheesecake Factory, Inc.	223,800	12,347,046
Chegg, Inc. *	515,665	525,978
Choice Hotels International, Inc.	105,992	13,427,067
Coursera, Inc. *	591,489	5,234,678
Cracker Barrel Old Country Store, Inc.	105,553	6,062,964
Dave & Buster's Entertainment, Inc. *	146,744	3,222,498
Denny's Corp. *	236,771	904,465
Dine Brands Global, Inc.	70,991	1,708,043
Duolingo, Inc. *	179,954	93,505,898
Dutch Bros, Inc., Class A *	552,061	39,858,804
El Pollo Loco Holdings, Inc. *	112,108	1,177,134
European Wax Center, Inc., Class A *	152,548	776,469
Everi Holdings, Inc. *	411,952	5,812,643
First Watch Restaurant Group, Inc. *	195,009	3,010,939
Frontdoor, Inc. *	360,191	19,814,107
Global Business Travel Group I *	399,221	2,495,131
Golden Entertainment, Inc.	98,998	2,824,413
Graham Holdings Co., Class B	15,984	15,255,289
Grand Canyon Education, Inc. *	136,762	27,057,678
H&R Block, Inc.	635,573	36,195,882
Hilton Grand Vacations, Inc. *	294,614	11,245,416
Hyatt Hotels Corp., Class A	202,405	26,723,532
Jack in the Box, Inc.	89,542	1,698,164
KinderCare Learning Cos., Inc. *	116,304	1,427,050
Krispy Kreme, Inc.	397,049	1,147,472
Kura Sushi USA, Inc., Class A *	27,643	1,826,097
Laureate Education, Inc. *	638,021	14,355,473
Life Time Group Holdings, Inc. *	452,112	12,930,403
Lindblad Expeditions Holdings, Inc. *	180,349	1,893,665
Lucky Strike Entertainment Corp., Class A (a)	118,954	1,026,573
SECURITY	NUMBER OF SHARES	VALUE ($)
Marriott Vacations Worldwide Corp.	152,216	10,024,946
Matthews International Corp., Class A	146,713	3,146,994
Mister Car Wash, Inc. *	446,045	3,157,999
Monarch Casino & Resort, Inc.	60,541	5,069,703
OneSpaWorld Holdings Ltd.	494,687	9,329,797
Papa John's International, Inc.	154,473	6,989,903
Penn Entertainment, Inc. *	712,914	10,572,515
Perdoceo Education Corp.	294,008	10,008,032
Planet Fitness, Inc., Class A *	399,721	41,103,310
Playa Hotels & Resorts NV *	458,183	6,167,143
Portillo's, Inc., Class A *	273,926	3,287,112
RCI Hospitality Holdings, Inc.	38,618	1,553,602
Red Rock Resorts, Inc., Class A	236,670	11,376,727
Rush Street Interactive, Inc. *	395,332	5,016,763
Sabre Corp. *	1,823,735	4,595,812
Shake Shack, Inc., Class A *	190,459	24,719,674
Six Flags Entertainment Corp.	442,720	14,857,683
Strategic Education, Inc.	115,521	10,538,981
Stride, Inc. *	203,253	30,770,472
Sweetgreen, Inc., Class A *	489,264	6,565,923
Target Hospitality Corp. *	159,590	1,166,603
Travel & Leisure Co.	324,674	15,769,416
Twin Hospitality Group, Inc. *(a)	11,772	51,679
Udemy, Inc. *	427,586	3,129,930
United Parks & Resorts, Inc. *	135,597	6,073,390
Universal Technical Institute, Inc. *	207,505	7,372,653
Wendy's Co.	815,981	9,302,183
Xponential Fitness, Inc., Class A *	111,374	1,003,480
		760,887,411

Consumer Staples Distribution & Retail 0.6%
Andersons, Inc.	153,199	5,440,096
Chefs' Warehouse, Inc. *	166,528	10,621,156
Grocery Outlet Holding Corp. *	463,296	6,291,560
Ingles Markets, Inc., Class A	69,756	4,345,799
Maplebear, Inc. *	768,621	35,102,921
PriceSmart, Inc.	117,650	12,703,847
SpartanNash Co.	161,515	3,143,082
United Natural Foods, Inc. *	286,052	8,744,609
Weis Markets, Inc.	77,931	5,907,170
		92,300,240

Energy 3.7%
Antero Midstream Corp.	1,593,471	29,925,385
Archrock, Inc.	832,643	20,732,811
Atlas Energy Solutions, Inc. (a)	342,546	4,161,934
Berry Corp.	357,214	853,741
BKV Corp. *	70,658	1,519,147
Bristow Group, Inc. *	117,905	3,449,900
Cactus, Inc., Class A	317,127	13,002,207
California Resources Corp.	339,154	14,980,432
Calumet, Inc. *	325,135	4,545,387
Centrus Energy Corp., Class A *	70,530	8,951,668
ChampionX Corp.	905,980	21,806,939
Civitas Resources, Inc.	423,031	11,578,358
Clean Energy Fuels Corp. *	825,812	1,478,203
CNX Resources Corp. *	706,985	22,821,476
Comstock Resources, Inc. *	431,958	10,064,621
Core Laboratories, Inc.	225,308	2,422,061
Core Natural Resources, Inc.	241,434	16,731,376
Crescent Energy Co., Class A	867,991	7,282,444
CVR Energy, Inc.	163,848	3,832,405
Delek U.S. Holdings, Inc.	298,403	5,744,258
DMC Global, Inc. *	81,557	526,858
Dorian LPG Ltd.	174,432	3,734,589
DT Midstream, Inc.	481,118	50,392,299

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Excelerate Energy, Inc., Class A	110,109	3,097,366
Expro Group Holdings NV *	504,279	4,195,601
Flowco Holdings, Inc., Class A	96,927	1,668,114
Granite Ridge Resources, Inc.	250,369	1,407,074
Green Plains, Inc. *	299,031	1,243,969
Gulfport Energy Corp. *	58,956	11,290,074
Helix Energy Solutions Group, Inc. *	673,562	4,169,349
Helmerich & Payne, Inc.	470,691	7,178,038
HighPeak Energy, Inc. (a)	119,018	1,177,088
Innovex International, Inc. *	181,911	2,510,372
International Seaways, Inc.	191,263	7,086,294
Kinetik Holdings, Inc.	178,184	7,936,315
Kodiak Gas Services, Inc.	187,590	6,623,803
Kosmos Energy Ltd. *	2,230,824	3,703,168
Liberty Energy, Inc.	767,418	8,894,375
Magnolia Oil & Gas Corp., Class A	908,184	19,525,956
Matador Resources Co.	551,063	23,701,220
Murphy Oil Corp.	650,839	13,622,060
Nabors Industries Ltd. *	42,011	1,084,304
New Fortress Energy, Inc. (a)	615,719	1,533,140
NextDecade Corp. *	660,775	5,471,217
Noble Corp. PLC	624,840	15,477,287
Northern Oil & Gas, Inc.	472,620	12,562,240
NPK International, Inc. *	409,642	3,314,004
Oceaneering International, Inc. *	480,136	9,156,194
Par Pacific Holdings, Inc. *	267,790	5,781,586
Patterson-UTI Energy, Inc.	1,664,551	9,188,321
PBF Energy, Inc., Class A	465,001	8,858,269
Peabody Energy Corp.	576,547	7,587,359
ProFrac Holding Corp., Class A *(a)	101,563	847,035
ProPetro Holding Corp. *	373,828	2,018,671
REX American Resources Corp. *	73,927	3,115,284
Riley Exploration Permian, Inc.	42,166	1,081,980
RPC, Inc.	385,296	1,710,714
Sable Offshore Corp. *	343,472	9,885,124
SandRidge Energy, Inc.	152,592	1,496,928
Select Water Solutions, Inc.	449,938	3,617,502
Sitio Royalties Corp., Class A	377,065	6,436,500
SM Energy Co.	544,215	12,745,515
Talos Energy, Inc. *	590,273	4,745,795
TETRA Technologies, Inc. *	559,288	1,498,892
Tidewater, Inc. *	228,895	9,089,420
Transocean Ltd. *	3,693,771	9,197,490
Uranium Energy Corp. *	2,005,215	11,890,925
VAALCO Energy, Inc.	483,586	1,532,968
Valaris Ltd. *	309,865	11,657,121
Venture Global, Inc., Class A (a)	345,930	4,002,410
Viper Energy, Inc.	623,093	24,730,561
Vital Energy, Inc. *	127,179	1,892,424
Vitesse Energy, Inc.	133,028	2,784,276
Weatherford International PLC	346,044	15,087,518
World Kinect Corp.	277,108	7,589,988
		618,237,697

Equity Real Estate Investment Trusts (REITs) 5.7%
Acadia Realty Trust	570,106	10,980,242
Agree Realty Corp.	508,209	38,268,138
Alexander & Baldwin, Inc.	346,847	6,212,030
Alexander's, Inc.	10,316	2,323,060
American Assets Trust, Inc.	225,782	4,502,093
American Healthcare REIT, Inc.	726,768	25,393,274
Apartment Investment & Management Co., Class A	621,978	4,963,384
Apple Hospitality REIT, Inc.	1,061,419	12,301,846
Armada Hoffler Properties, Inc.	381,624	2,656,103
Brandywine Realty Trust	822,010	3,477,102
Brixmor Property Group, Inc.	1,452,618	36,911,023
Broadstone Net Lease, Inc.	893,738	14,219,372
SECURITY	NUMBER OF SHARES	VALUE ($)
CareTrust REIT, Inc.	890,230	25,603,015
CBL & Associates Properties, Inc.	68,207	1,719,498
Centerspace	78,923	5,031,341
Chatham Lodging Trust	227,944	1,625,241
City Office REIT, Inc.	187,764	916,288
Community Healthcare Trust, Inc.	119,633	1,954,803
COPT Defense Properties	533,884	14,655,116
Cousins Properties, Inc.	796,128	22,347,313
Curbline Properties Corp.	449,855	10,207,210
DiamondRock Hospitality Co.	987,865	7,547,289
Diversified Healthcare Trust	1,039,397	3,253,313
Douglas Emmett, Inc.	795,385	11,318,329
Easterly Government Properties, Inc.	190,441	4,138,283
Elme Communities	415,871	6,678,888
Empire State Realty Trust, Inc., Class A	646,501	4,952,198
EPR Properties	360,425	20,072,068
Essential Properties Realty Trust, Inc.	892,261	28,998,482
First Industrial Realty Trust, Inc.	629,170	31,099,873
Four Corners Property Trust, Inc.	475,100	13,117,511
Franklin Street Properties Corp., Class C	377,299	686,684
Getty Realty Corp.	239,228	6,999,811
Gladstone Commercial Corp.	211,244	3,031,351
Global Medical REIT, Inc.	299,165	1,902,689
Global Net Lease, Inc.	935,883	7,262,452
Highwoods Properties, Inc.	510,318	15,156,445
Hudson Pacific Properties, Inc.	657,519	1,222,985
Independence Realty Trust, Inc.	1,094,936	20,354,860
Industrial Logistics Properties Trust	272,084	895,156
Innovative Industrial Properties, Inc.	134,557	7,430,238
InvenTrust Properties Corp.	368,676	10,356,109
JBG SMITH Properties	400,062	6,841,060
Kilroy Realty Corp.	506,183	16,299,093
Kite Realty Group Trust	1,043,027	23,071,757
LTC Properties, Inc.	215,888	7,640,276
LXP Industrial Trust	1,404,210	12,048,122
Macerich Co.	1,182,527	19,133,287
Medical Properties Trust, Inc. (a)	2,848,904	13,019,491
Millrose Properties, Inc., Class A	572,568	15,957,470
National Health Investors, Inc.	215,327	15,613,361
National Storage Affiliates Trust	333,039	11,456,542
NETSTREIT Corp.	385,451	6,205,761
NexPoint Diversified Real Estate Trust	178,263	741,574
NexPoint Residential Trust, Inc.	104,494	3,552,796
One Liberty Properties, Inc.	75,414	1,846,135
Orion Properties, Inc.	247,182	472,118
Outfront Media, Inc.	657,012	10,853,838
Paramount Group, Inc.	864,530	5,230,406
Park Hotels & Resorts, Inc.	976,764	10,119,275
Peakstone Realty Trust	169,813	2,103,983
Pebblebrook Hotel Trust	566,437	5,199,892
Phillips Edison & Co., Inc.	594,662	21,086,715
Piedmont Office Realty Trust, Inc., Class A	592,609	4,219,376
Plymouth Industrial REIT, Inc.	186,512	3,021,494
PotlatchDeltic Corp.	340,156	13,381,737
Rayonier, Inc.	669,044	15,856,343
RLJ Lodging Trust	719,123	5,249,598
Ryman Hospitality Properties, Inc.	284,182	27,596,914
Sabra Health Care REIT, Inc.	1,124,233	19,651,593
Safehold, Inc.	219,693	3,310,774
Saul Centers, Inc.	58,426	1,967,788
Service Properties Trust	809,614	1,878,304
Sila Realty Trust, Inc.	260,027	6,479,873
SITE Centers Corp.	221,401	2,639,100
SL Green Realty Corp.	333,301	18,921,498
STAG Industrial, Inc.	886,814	31,552,842

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Summit Hotel Properties, Inc.	514,867	2,255,117
Sunstone Hotel Investors, Inc.	952,610	8,535,386
Tanger, Inc.	526,953	15,703,199
Terreno Realty Corp.	473,247	26,700,596
UMH Properties, Inc.	346,373	5,815,603
Uniti Group, Inc.	1,154,892	4,966,036
Universal Health Realty Income Trust	59,705	2,370,886
Urban Edge Properties	594,640	10,798,662
Veris Residential, Inc.	384,325	5,841,740
Vornado Realty Trust	789,602	29,744,307
Whitestone REIT	210,017	2,587,409
Xenia Hotels & Resorts, Inc.	481,144	5,884,391
		938,166,024

Financial Services 7.5%
Acadian Asset Management, Inc.	133,519	4,020,257
Affiliated Managers Group, Inc.	138,930	24,451,680
Affirm Holdings, Inc., Class A *	1,198,012	62,176,823
Alerus Financial Corp.	109,820	2,307,318
AlTi Global, Inc. *	285,884	949,135
Apollo Commercial Real Estate Finance, Inc.	603,798	5,935,334
Arbor Realty Trust, Inc. (a)	894,687	8,571,101
ARMOUR Residential REIT, Inc. (a)	363,236	5,888,056
Artisan Partners Asset Management, Inc., Class A	333,270	13,430,781
AvidXchange Holdings, Inc. *	892,631	8,738,857
B Riley Financial, Inc. *(a)	82,707	252,256
BGC Group, Inc., Class A	1,775,302	16,474,803
Blackstone Mortgage Trust, Inc., Class A	813,449	15,366,052
Bread Financial Holdings, Inc.	233,688	11,974,173
BrightSpire Capital, Inc.	611,377	3,093,568
Cannae Holdings, Inc.	264,475	4,932,459
Cantaloupe, Inc. *	278,424	2,330,409
Cass Information Systems, Inc.	56,798	2,402,555
Chimera Investment Corp.	383,873	5,059,446
Claros Mortgage Trust, Inc.	533,097	1,370,059
Cohen & Steers, Inc.	127,200	9,774,048
Credit Acceptance Corp. *	29,696	14,173,901
Diamond Hill Investment Group, Inc.	13,207	1,865,621
DigitalBridge Group, Inc.	746,351	8,254,642
Donnelley Financial Solutions, Inc. *	126,741	6,904,850
Dynex Capital, Inc.	400,589	4,823,092
Ellington Financial, Inc.	429,499	5,398,802
Enact Holdings, Inc.	137,807	4,878,368
Encore Capital Group, Inc. *	112,474	4,262,765
Enova International, Inc. *	122,659	11,366,810
Essent Group Ltd.	499,402	28,965,316
Euronet Worldwide, Inc. *	196,305	21,255,905
Evercore, Inc., Class A	168,159	38,927,127
EVERTEC, Inc.	302,071	10,944,032
EZCORP, Inc., Class A *	248,978	3,348,754
Federal Agricultural Mortgage Corp., Class C	47,873	8,924,485
Federated Hermes, Inc.	369,855	15,607,881
FirstCash Holdings, Inc.	184,949	23,656,827
Flywire Corp. *	527,739	5,673,194
Forge Global Holdings, Inc. *	35,513	493,631
Franklin BSP Realty Trust, Inc.	396,955	4,378,414
Granite Point Mortgage Trust, Inc.	233,196	603,978
Green Dot Corp., Class A *	251,255	2,321,596
HA Sustainable Infrastructure Capital, Inc.	565,865	14,174,918
Hamilton Lane, Inc., Class A	205,773	30,660,177
Houlihan Lokey, Inc.	256,656	44,832,670
Innventure, Inc. *(a)	122,699	700,611
SECURITY	NUMBER OF SHARES	VALUE ($)
International Money Express, Inc. *	137,065	1,511,827
Invesco Mortgage Capital, Inc.	284,078	2,096,496
Jackson Financial, Inc., Class A	351,295	28,774,573
Janus Henderson Group PLC	604,837	21,973,728
KKR Real Estate Finance Trust, Inc.	272,797	2,436,077
Ladder Capital Corp.	522,130	5,492,808
Lazard, Inc., Class A	535,705	23,249,597
LendingClub Corp. *	536,953	5,385,639
LendingTree, Inc. *	52,818	1,849,686
Marqeta, Inc., Class A *	1,945,150	10,464,907
Merchants Bancorp	130,789	4,187,864
MFA Financial, Inc.	485,080	4,511,244
MGIC Investment Corp.	1,180,876	31,234,170
Moelis & Co., Class A	335,901	19,183,306
Mr. Cooper Group, Inc. *	301,987	39,116,376
Navient Corp.	354,391	4,763,015
NCR Atleos Corp. *	344,884	9,142,875
Nelnet, Inc., Class A	82,466	9,580,900
NerdWallet, Inc., Class A *	164,534	1,734,188
New York Mortgage Trust, Inc.	435,437	2,843,404
NewtekOne, Inc.	114,041	1,237,345
NMI Holdings, Inc., Class A *	372,164	14,782,354
OneMain Holdings, Inc.	566,222	29,352,948
Open Lending Corp., Class A *	490,530	878,049
Orchid Island Capital, Inc.	447,471	3,056,227
Payoneer Global, Inc. *	1,217,638	8,292,115
PennyMac Financial Services, Inc.	151,631	14,556,576
PennyMac Mortgage Investment Trust	411,435	5,052,422
Perella Weinberg Partners, Class A	280,483	4,871,990
Piper Sandler Cos.	76,525	19,242,211
PJT Partners, Inc., Class A	112,325	16,922,884
PRA Group, Inc. *	188,789	2,678,916
PROG Holdings, Inc.	196,163	5,655,379
Radian Group, Inc.	688,808	23,522,793
Ready Capital Corp.	793,203	3,545,617
Redwood Trust, Inc.	630,778	3,437,740
Remitly Global, Inc. *	704,830	15,055,169
Repay Holdings Corp. *	344,031	1,654,789
Rithm Capital Corp.	2,469,697	27,537,122
Rocket Cos., Inc., Class A (a)	652,842	8,323,735
Sezzle, Inc. *	72,255	7,710,331
Shift4 Payments, Inc., Class A *	326,521	30,950,926
SLM Corp.	1,000,220	32,377,121
StepStone Group, Inc., Class A	312,771	18,093,802
Stifel Financial Corp.	485,162	45,711,964
StoneX Group, Inc. *	203,578	17,233,896
TPG RE Finance Trust, Inc.	306,629	2,354,911
TPG, Inc.	545,888	26,273,589
Two Harbors Investment Corp.	491,322	5,203,100
Upstart Holdings, Inc. *	386,839	18,247,196
UWM Holdings Corp.	460,050	1,978,215
Velocity Financial, Inc. *	41,443	694,170
Victory Capital Holdings, Inc., Class A	211,590	13,120,696
Virtu Financial, Inc., Class A	383,073	15,395,704
Virtus Investment Partners, Inc.	31,373	5,355,371
Walker & Dunlop, Inc.	152,694	10,458,012
Waterstone Financial, Inc.	84,654	1,093,730
Western Union Co.	1,601,047	14,857,716
WisdomTree, Inc.	546,828	5,162,056
World Acceptance Corp. *	15,442	2,385,480
		1,240,744,584

Food, Beverage & Tobacco 1.3%
B&G Foods, Inc.	381,650	1,606,746
Beyond Meat, Inc. *(a)	357,166	1,046,496
Boston Beer Co., Inc., Class A *	40,841	9,387,304
BRC, Inc., Class A *	228,599	409,192

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Calavo Growers, Inc.	78,366	2,158,983
Cal-Maine Foods, Inc.	204,919	19,657,880
Flowers Foods, Inc.	932,174	15,753,741
Fresh Del Monte Produce, Inc.	158,885	5,611,818
Freshpet, Inc. *	230,847	18,504,695
Hain Celestial Group, Inc. *	419,526	784,514
Ingredion, Inc.	306,289	42,610,926
J&J Snack Foods Corp.	73,860	8,506,456
John B Sanfilippo & Son, Inc.	43,133	2,680,285
Lancaster Colony Corp.	91,869	15,378,871
MGP Ingredients, Inc.	66,129	1,945,515
Mission Produce, Inc. *	207,054	2,314,864
National Beverage Corp.	110,841	5,013,338
Seaboard Corp.	1,201	3,215,293
Simply Good Foods Co. *	436,036	15,047,602
SunOpta, Inc. *	450,882	2,813,504
Tootsie Roll Industries, Inc.	79,673	2,840,342
TreeHouse Foods, Inc. *	215,673	4,844,016
Turning Point Brands, Inc.	84,002	6,243,029
Universal Corp.	117,338	7,672,732
Utz Brands, Inc.	342,283	4,528,404
Vita Coco Co., Inc. *	185,160	6,589,844
Vital Farms, Inc. *	145,446	4,631,001
Westrock Coffee Co. *(a)	169,887	1,168,823
WK Kellogg Co. (a)	315,346	5,335,654
		218,301,868

Health Care Equipment & Services 5.5%
Acadia Healthcare Co., Inc. *	442,574	10,019,875
AdaptHealth Corp. *	502,320	4,510,834
Addus HomeCare Corp. *	85,163	9,445,428
agilon health, Inc. *	1,440,935	3,198,876
AirSculpt Technologies, Inc. *(a)	60,562	267,078
Alignment Healthcare, Inc. *	482,417	7,414,749
Alphatec Holdings, Inc. *	483,799	6,013,622
Amedisys, Inc. *	155,426	14,620,924
AMN Healthcare Services, Inc. *	179,613	3,791,630
AngioDynamics, Inc. *	195,706	1,996,201
Artivion, Inc. *	180,295	5,333,126
Astrana Health, Inc. *	196,483	4,870,814
AtriCure, Inc. *	231,853	8,015,158
Avanos Medical, Inc. *	220,929	2,777,078
Aveanna Healthcare Holdings, Inc. *	269,757	1,437,805
Axogen, Inc. *	211,589	2,304,204
Beta Bionics, Inc. *(a)	56,569	975,250
Bioventus, Inc., Class A *	192,006	1,244,199
BrightSpring Health Services, Inc. *	258,215	6,148,099
Brookdale Senior Living, Inc. *	948,736	6,176,271
Butterfly Network, Inc. *	840,227	2,016,545
Castle Biosciences, Inc. *	132,791	2,120,672
Ceribell, Inc. *	51,621	867,749
Certara, Inc. *	520,099	5,908,325
Cerus Corp. *	855,981	1,087,096
Claritev Corp. *	30,568	1,175,340
Clover Health Investments Corp. *	1,947,657	6,115,643
Community Health Systems, Inc. *	585,279	2,270,883
Concentra Group Holdings Parent, Inc.	514,255	11,123,336
CONMED Corp.	146,262	8,300,368
CorVel Corp. *	129,135	14,368,851
Cross Country Healthcare, Inc. *	145,270	1,914,659
Definitive Healthcare Corp. *	249,142	824,660
DENTSPLY SIRONA, Inc.	943,319	15,074,238
DocGo, Inc. *	413,764	587,545
Doximity, Inc., Class A *	633,914	33,020,580
Embecta Corp.	275,526	2,901,289
Enovis Corp. *	269,238	8,427,149
Ensign Group, Inc.	270,810	39,879,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Envista Holdings Corp. *	817,059	14,927,668
Evolent Health, Inc., Class A *	512,046	3,814,743
Fulgent Genetics, Inc. *	97,670	2,023,722
GeneDx Holdings Corp. *	96,142	6,847,233
Glaukos Corp. *	261,557	24,662,210
Globus Medical, Inc., Class A *	540,080	31,961,934
GoodRx Holdings, Inc., Class A *	444,704	1,743,240
Guardant Health, Inc. *	587,512	23,864,737
Haemonetics Corp. *	238,354	16,138,949
Health Catalyst, Inc. *	282,669	1,074,142
HealthEquity, Inc. *	411,493	41,400,311
HealthStream, Inc.	113,050	3,167,661
Hims & Hers Health, Inc. *	908,758	51,399,352
ICU Medical, Inc. *	116,593	15,723,732
Innovage Holding Corp. *	100,223	409,912
Inspire Medical Systems, Inc. *	140,899	19,472,242
Integer Holdings Corp. *	159,382	18,928,206
Integra LifeSciences Holdings Corp. *	316,729	4,009,789
iRadimed Corp.	37,386	2,163,902
iRhythm Technologies, Inc. *	148,970	20,930,285
Lantheus Holdings, Inc. *	330,134	24,944,925
LeMaitre Vascular, Inc.	97,363	8,003,239
LifeStance Health Group, Inc. *	623,296	3,702,378
LivaNova PLC *	257,173	11,122,732
Merit Medical Systems, Inc. *	276,466	26,272,564
ModivCare, Inc. *(a)	51,368	57,532
National HealthCare Corp.	58,589	6,101,458
National Research Corp.	70,606	953,887
Neogen Corp. *	943,637	5,529,713
NeoGenomics, Inc. *	606,689	4,416,696
Novocure Ltd. *	467,913	8,941,817
OmniAb, Inc., Class A *(b)	25,234	0
OmniAb, Inc., Class B *(b)	25,234	0
Omnicell, Inc. *	219,238	6,658,258
OPKO Health, Inc. *	1,599,786	2,175,709
Option Care Health, Inc. *	807,399	26,385,799
OraSure Technologies, Inc. *	358,957	1,033,796
Orchestra BioMed Holdings, Inc. *	126,581	360,756
Orthofix Medical, Inc. *	184,418	2,074,703
OrthoPediatrics Corp. *	76,174	1,520,433
Owens & Minor, Inc. *	356,993	2,356,154
PACS Group, Inc. *	174,474	1,730,782
Pediatrix Medical Group, Inc. *	402,810	5,699,762
Pennant Group, Inc. *	163,469	4,693,195
Phreesia, Inc. *	261,701	6,409,057
Premier, Inc., Class A	432,230	9,932,645
Privia Health Group, Inc. *	491,412	11,184,537
PROCEPT BioRobotics Corp. *	256,793	14,893,994
Progyny, Inc. *	351,457	7,556,325
Pulmonx Corp. *	190,757	648,574
Pulse Biosciences, Inc. *(a)	89,832	1,554,543
QuidelOrtho Corp. *	312,133	9,573,119
RadNet, Inc. *	309,044	17,766,940
RxSight, Inc. *	162,810	2,489,365
Schrodinger, Inc. *	262,775	5,681,196
Select Medical Holdings Corp.	494,172	7,555,890
Semler Scientific, Inc. *(a)	36,381	1,455,240
Senseonics Holdings, Inc. *	2,874,065	1,504,573
SI-BONE, Inc. *	181,716	3,434,432
Sight Sciences, Inc. *	143,033	527,792
Simulations Plus, Inc.	77,760	2,476,267
STAAR Surgical Co. *	234,942	4,184,317
Surgery Partners, Inc. *	353,346	8,342,499
Surmodics, Inc. *	66,660	1,934,473
Tandem Diabetes Care, Inc. *	312,734	6,198,388
Teladoc Health, Inc. *	817,983	5,660,442
TransMedics Group, Inc. *	159,710	20,302,335
Treace Medical Concepts, Inc. *	204,648	1,174,680
TruBridge, Inc. *	56,912	1,361,904

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
U.S. Physical Therapy, Inc.	71,989	5,398,455
UFP Technologies, Inc. *	34,515	8,083,413
Varex Imaging Corp. *	197,139	1,512,056
Waystar Holding Corp. *	375,909	15,028,842
Zimvie, Inc. *	128,434	1,173,887
		902,946,068

Household & Personal Products 0.8%
Beauty Health Co. *	389,545	634,958
BellRing Brands, Inc. *	609,151	38,346,056
Central Garden & Pet Co. *	44,448	1,602,795
Central Garden & Pet Co., Class A *	240,929	7,702,500
Edgewell Personal Care Co.	228,700	6,316,694
elf Beauty, Inc. *	268,266	30,177,242
Energizer Holdings, Inc.	311,561	7,256,256
Herbalife Ltd. *	478,519	3,737,234
Interparfums, Inc.	85,092	11,591,232
Medifast, Inc. *	48,634	684,280
Nu Skin Enterprises, Inc., Class A	231,058	1,994,031
Olaplex Holdings, Inc. *	580,335	766,042
Spectrum Brands Holdings, Inc.	124,781	7,208,598
USANA Health Sciences, Inc. *	51,946	1,551,627
WD-40 Co.	64,506	15,715,597
		135,285,142

Insurance 3.3%
Abacus Global Management, Inc. *	121,677	940,563
Ambac Financial Group, Inc. *	221,430	1,733,797
AMERISAFE, Inc.	90,900	4,315,023
Assured Guaranty Ltd.	227,388	19,225,655
Axis Capital Holdings Ltd.	361,494	37,523,077
Baldwin Insurance Group, Inc., Class A *	320,359	12,343,432
Bowhead Specialty Holdings, Inc. *	36,866	1,375,102
Brighthouse Financial, Inc. *	278,245	16,641,834
CNO Financial Group, Inc.	483,413	18,350,358
Employers Holdings, Inc.	117,594	5,723,300
Enstar Group Ltd. *	59,336	19,878,153
F&G Annuities & Life, Inc.	102,829	3,286,415
First American Financial Corp.	489,543	27,321,395
Genworth Financial, Inc., Class A *	2,029,150	14,305,508
Goosehead Insurance, Inc., Class A	115,838	12,540,622
Hagerty, Inc., Class A *	107,528	1,045,172
Hanover Insurance Group, Inc.	171,287	30,143,086
HCI Group, Inc.	40,288	6,799,406
Hippo Holdings, Inc. *	85,363	2,011,152
Horace Mann Educators Corp.	194,430	8,444,095
James River Group Holdings Ltd.	183,903	1,070,316
Kemper Corp.	285,984	18,225,760
Lemonade, Inc. *	260,732	8,734,522
Lincoln National Corp.	808,104	26,780,567
MBIA, Inc. *	200,342	883,508
Mercury General Corp.	125,937	8,120,418
Oscar Health, Inc., Class A *	959,436	13,240,217
Palomar Holdings, Inc. *	126,128	21,627,168
Primerica, Inc.	158,504	42,891,182
ProAssurance Corp. *	242,190	5,616,386
RLI Corp.	396,209	30,456,586
Ryan Specialty Holdings, Inc.	505,267	36,161,959
Safety Insurance Group, Inc.	70,316	5,775,756
Selective Insurance Group, Inc.	289,221	25,457,233
Selectquote, Inc. *	684,767	1,485,944
SiriusPoint Ltd. *	436,195	8,545,060
Skyward Specialty Insurance Group, Inc. *	155,538	9,853,332
Stewart Information Services Corp.	131,977	7,963,492
Tiptree, Inc.	102,005	2,262,471
SECURITY	NUMBER OF SHARES	VALUE ($)
Trupanion, Inc. *	159,590	7,531,052
United Fire Group, Inc.	101,948	2,900,421
Universal Insurance Holdings, Inc.	119,610	3,246,215
White Mountains Insurance Group Ltd.	12,051	21,508,625
		554,285,335

Materials 4.5%
AdvanSix, Inc.	128,310	3,016,568
Alpha Metallurgical Resources, Inc. *	51,912	5,816,220
Ashland, Inc.	224,798	11,129,749
Aspen Aerogels, Inc. *	314,700	1,812,672
Avient Corp.	433,913	15,677,277
Balchem Corp.	154,378	25,734,813
Cabot Corp.	257,603	19,240,368
Carpenter Technology Corp.	237,195	55,740,825
Century Aluminum Co. *	245,484	3,802,547
Chemours Co.	708,233	7,174,400
Clearwater Paper Corp. *	77,923	2,243,403
Coeur Mining, Inc. *	3,038,508	24,551,145
Commercial Metals Co.	539,626	25,141,175
Compass Minerals International, Inc. *	160,232	3,078,057
Eagle Materials, Inc.	158,106	31,970,614
Ecovyst, Inc. *	501,637	3,737,196
Element Solutions, Inc.	1,058,931	22,639,945
Ginkgo Bioworks Holdings, Inc. *(a)	191,900	1,333,705
Graphic Packaging Holding Co.	1,425,470	31,673,943
Greif, Inc., Class A	146,949	8,170,364
Hawkins, Inc.	90,368	12,063,224
HB Fuller Co.	259,216	14,469,437
Hecla Mining Co.	2,995,296	15,395,821
Huntsman Corp.	774,427	8,627,117
Ingevity Corp. *	173,522	7,178,605
Innospec, Inc.	118,611	10,091,424
Ivanhoe Electric, Inc. *	430,742	3,165,954
Kaiser Aluminum Corp.	76,156	5,528,164
Knife River Corp. *	268,574	25,272,813
Koppers Holdings, Inc.	96,261	2,957,138
Kronos Worldwide, Inc.	104,442	661,118
Louisiana-Pacific Corp.	296,508	26,706,476
LSB Industries, Inc. *	256,785	1,943,862
Materion Corp.	98,967	7,663,015
Mativ Holdings, Inc.	254,234	1,454,218
Mercer International, Inc.	207,874	744,189
Metallus, Inc. *	178,230	2,251,045
Minerals Technologies, Inc.	150,949	8,570,884
MP Materials Corp. *	573,700	12,500,923
Myers Industries, Inc.	174,399	2,213,123
NewMarket Corp.	36,265	23,356,836
O-I Glass, Inc. *	730,550	9,577,511
Olin Corp.	550,460	10,684,429
Orion SA	274,417	2,988,401
Perimeter Solutions, Inc. *	652,484	7,875,482
Piedmont Lithium, Inc. *(a)	96,009	593,336
PureCycle Technologies, Inc. *(a)	703,759	6,692,748
Quaker Chemical Corp.	64,917	7,039,599
Radius Recycling, Inc., Class A	126,618	3,749,159
Ramaco Resources, Inc., Class A	149,058	1,347,484
Ramaco Resources, Inc., Class B	1,376	10,248
Ranpak Holdings Corp. *	218,051	726,110
Ryerson Holding Corp.	126,795	2,632,264
Scotts Miracle-Gro Co.	204,666	12,189,907
Sealed Air Corp.	692,793	22,307,935
Sensient Technologies Corp.	200,800	18,981,624
Silgan Holdings, Inc.	385,607	21,235,378
Sonoco Products Co.	466,726	21,254,702
Stepan Co.	100,331	5,446,970

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SunCoke Energy, Inc.	401,140	3,265,280
Sylvamo Corp.	162,584	8,612,075
TriMas Corp.	180,024	4,747,233
Tronox Holdings PLC	552,308	3,137,109
U.S. Lime & Minerals, Inc.	50,257	5,165,414
U.S. Steel Corp.	1,069,152	57,541,761
Valhi, Inc.	10,863	158,165
Warrior Met Coal, Inc.	249,973	11,361,273
Worthington Steel, Inc.	164,916	4,106,408
		749,928,377

Media & Entertainment 2.6%
Advantage Solutions, Inc. *	255,200	303,688
Altice USA, Inc., Class A *	1,169,459	2,701,450
AMC Entertainment Holdings, Inc., Class A *	1,817,813	6,471,414
AMC Networks, Inc., Class A *	157,772	1,042,873
Angi, Inc. *	206,849	3,237,187
Atlanta Braves Holdings, Inc., Class C *	230,581	9,363,894
Bumble, Inc., Class A *	379,481	2,132,683
Cable One, Inc.	21,823	3,193,360
Cardlytics, Inc. *	238,648	431,953
Cargurus, Inc. *	418,623	13,119,645
Cars.com, Inc. *	283,414	2,904,994
Cinemark Holdings, Inc.	506,940	17,119,364
Clear Channel Outdoor Holdings, Inc. *	1,529,439	1,636,500
EchoStar Corp., Class A *	574,404	10,184,183
Emerald Holding, Inc. (a)	92,036	421,525
Eventbrite, Inc., Class A *	348,653	822,821
EverQuote, Inc., Class A *	127,994	2,950,262
EW Scripps Co., Class A *	287,684	638,658
fuboTV, Inc. *	1,610,191	5,893,299
Gannett Co., Inc. *	559,327	1,980,018
Getty Images Holdings, Inc. *(a)	230,618	410,500
Gray Media, Inc.	406,128	1,612,328
Grindr, Inc. *	110,715	2,703,660
IAC, Inc. *	336,851	12,113,162
Ibotta, Inc., Class A *	30,711	1,535,243
iHeartMedia, Inc., Class A *	546,455	715,856
Integral Ad Science Holding Corp. *	353,176	2,874,853
John Wiley & Sons, Inc., Class A	200,392	7,839,335
Liberty Media Corp.-Liberty Live, Class C *	312,781	22,817,374
Lionsgate Studios Corp. *	1,071,048	7,743,677
Madison Square Garden Entertainment Corp. *	194,983	7,235,819
Madison Square Garden Sports Corp. *	79,719	15,137,841
Magnite, Inc. *	595,042	9,734,887
MediaAlpha, Inc., Class A *	150,874	1,538,915
National CineMedia, Inc.	444,548	2,422,787
New York Times Co., Class A	774,828	44,258,175
Nexstar Media Group, Inc.	138,582	23,617,144
Nextdoor Holdings, Inc. *	932,752	1,427,111
Playtika Holding Corp.	243,732	1,155,290
PubMatic, Inc., Class A *	184,403	2,157,515
QuinStreet, Inc. *	268,223	4,095,765
Reddit, Inc., Class A *	506,638	56,920,779
Rumble, Inc. *(a)	569,587	5,131,979
Scholastic Corp.	116,572	2,013,198
Shutterstock, Inc.	112,347	2,072,802
Sinclair, Inc.	184,274	2,585,364
Sphere Entertainment Co. *	128,812	4,856,212
Stagwell, Inc. *	485,952	2,167,346
Starz Entertainment Corp. *	60,048	1,258,606
SECURITY	NUMBER OF SHARES	VALUE ($)
TechTarget, Inc. *	130,113	1,052,614
TEGNA, Inc.	765,583	12,800,548
Thryv Holdings, Inc. *	194,173	2,582,501
TripAdvisor, Inc. *	523,563	7,455,537
Trump Media & Technology Group Corp. *(a)	437,904	9,340,492
Vimeo, Inc. *	746,467	3,254,596
Vivid Seats, Inc., Class A *	436,305	680,636
Warner Music Group Corp., Class A	688,742	18,127,689
Webtoon Entertainment, Inc. *(a)	70,819	622,499
WideOpenWest, Inc. *	226,666	954,264
Yelp, Inc. *	313,323	11,959,539
Ziff Davis, Inc. *	204,242	6,625,610
ZipRecruiter, Inc., Class A *	358,949	2,142,926
ZoomInfo Technologies, Inc. *	1,292,510	12,343,471
		426,646,216

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	515,134	4,909,227
4D Molecular Therapeutics, Inc. *	158,775	574,765
89bio, Inc. *	603,779	5,941,185
Absci Corp. *(a)	398,418	1,055,808
ACADIA Pharmaceuticals, Inc. *	586,906	12,659,562
Acrivon Therapeutics, Inc. *	63,860	67,053
Adaptive Biotechnologies Corp. *	538,240	5,124,045
ADMA Biologics, Inc. *	1,122,504	22,270,479
Agios Pharmaceuticals, Inc. *	271,577	8,714,906
Akero Therapeutics, Inc. *	333,195	16,543,132
Alector, Inc. *	381,028	506,767
Aligos Therapeutics, Inc. *	11,431	60,470
Alkermes PLC *	772,151	23,635,542
Allogene Therapeutics, Inc. *	714,164	835,572
Alto Neuroscience, Inc. *	100,235	258,606
Alumis, Inc. *(a)	235,195	823,182
ALX Oncology Holdings, Inc. *	133,937	65,026
Amicus Therapeutics, Inc. *	1,282,527	7,784,939
Amneal Pharmaceuticals, Inc. *	707,498	5,178,885
Amphastar Pharmaceuticals, Inc. *	178,078	4,578,385
Amylyx Pharmaceuticals, Inc. *	325,076	1,674,141
AnaptysBio, Inc. *	94,078	2,091,354
Anavex Life Sciences Corp. *(a)	405,912	3,056,517
ANI Pharmaceuticals, Inc. *	78,758	4,624,670
Anika Therapeutics, Inc. *	68,749	766,551
Annexon, Inc. *	403,515	823,171
Apellis Pharmaceuticals, Inc. *	510,030	8,634,808
Apogee Therapeutics, Inc. *	148,491	5,440,710
Applied Therapeutics, Inc. *	405,138	143,135
Arbutus Biopharma Corp. *	717,164	2,409,671
Arcellx, Inc. *	185,302	11,499,842
Arcturus Therapeutics Holdings, Inc. *	116,262	1,456,763
Arcus Biosciences, Inc. *	316,141	2,823,139
Arcutis Biotherapeutics, Inc. *	499,033	6,507,390
Ardelyx, Inc. *	1,129,228	4,144,267
ArriVent Biopharma, Inc. *	106,435	2,261,744
Arrowhead Pharmaceuticals, Inc. *	598,997	9,625,882
ARS Pharmaceuticals, Inc. *(a)	250,609	3,616,288
Arvinas, Inc. *	303,574	2,185,733
Astria Therapeutics, Inc. *	165,067	785,719
Atea Pharmaceuticals, Inc. *	362,072	1,075,354
Avidity Biosciences, Inc. *	565,724	17,526,130
Axsome Therapeutics, Inc. *	193,371	20,334,894
Azenta, Inc. *	218,217	5,830,758
Beam Therapeutics, Inc. *	426,751	6,755,468
Bicara Therapeutics, Inc. *(a)	86,167	797,045
BioAge Labs, Inc. *(a)	53,931	213,567
BioCryst Pharmaceuticals, Inc. *	984,465	10,582,999
Biohaven Ltd. *	398,352	5,899,593

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BioLife Solutions, Inc. *	173,173	3,789,025
Biomea Fusion, Inc. *(a)	116,988	168,463
Blueprint Medicines Corp. *	304,010	30,811,413
Bridgebio Pharma, Inc. *	699,372	23,953,491
C4 Therapeutics, Inc. *	264,879	331,099
CareDx, Inc. *	255,201	4,335,865
Cargo Therapeutics, Inc. *	169,291	719,487
Caribou Biosciences, Inc. *	405,646	429,985
Cassava Sciences, Inc. *(a)	214,569	431,284
Catalyst Pharmaceuticals, Inc. *	532,723	13,296,766
Celcuity, Inc. *	125,540	1,334,490
Celldex Therapeutics, Inc. *	314,189	6,214,658
Century Therapeutics, Inc. *	163,993	86,982
CG oncology, Inc. *	257,613	6,600,045
Cogent Biosciences, Inc. *	491,704	2,674,870
Coherus Biosciences, Inc. *	566,956	441,659
Collegium Pharmaceutical, Inc. *	153,206	4,464,423
Contineum Therapeutics, Inc., Class A *	26,076	95,438
Corbus Pharmaceuticals Holdings, Inc. *	56,059	415,958
Corcept Therapeutics, Inc. *	443,091	34,366,138
Crinetics Pharmaceuticals, Inc. *	440,767	13,447,801
CRISPR Therapeutics AG *(a)	408,262	14,815,828
CryoPort, Inc. *	231,538	1,391,543
Cullinan Therapeutics, Inc. *	253,596	2,192,337
Cytek Biosciences, Inc. *	487,278	1,349,760
Cytokinetics, Inc. *	560,433	17,384,632
Day One Biopharmaceuticals, Inc. *	322,663	2,058,590
Denali Therapeutics, Inc. *	588,611	7,793,210
Design Therapeutics, Inc. *	137,700	513,621
Dianthus Therapeutics, Inc. *	84,761	1,473,994
Disc Medicine, Inc. *	114,965	5,366,566
Dynavax Technologies Corp. *	583,114	5,708,686
Dyne Therapeutics, Inc. *	379,962	4,544,346
Edgewise Therapeutics, Inc. *	329,936	4,711,486
Editas Medicine, Inc. *	356,859	613,797
Emergent BioSolutions, Inc. *	258,220	1,631,950
Enanta Pharmaceuticals, Inc. *	92,089	546,088
Enliven Therapeutics, Inc. *(a)	145,706	2,589,196
Entrada Therapeutics, Inc. *	108,291	823,012
Erasca, Inc. *	1,001,706	1,402,388
Evolus, Inc. *	235,899	2,167,912
Exelixis, Inc. *	1,328,921	57,196,760
Fate Therapeutics, Inc. *	424,753	513,951
Fortrea Holdings, Inc. *	424,772	1,826,520
Fulcrum Therapeutics, Inc. *	202,602	1,392,889
Generation Bio Co. *	237,760	89,921
Geron Corp. *	2,487,134	3,780,444
Gossamer Bio, Inc. *	880,691	977,567
Gyre Therapeutics, Inc. *(a)	77,666	704,431
Halozyme Therapeutics, Inc. *	604,103	33,872,055
Harmony Biosciences Holdings, Inc. *	180,787	6,237,151
Harrow, Inc. *	144,263	4,055,233
Heron Therapeutics, Inc. *	653,368	1,228,332
Humacyte, Inc. *(a)	451,462	1,205,404
Ideaya Biosciences, Inc. *	410,190	8,158,679
IGM Biosciences, Inc. *	90,041	114,352
ImmunityBio, Inc. *(a)	788,822	2,098,267
Immunome, Inc. *	375,653	3,290,720
Immunovant, Inc. *	363,840	5,403,024
Innoviva, Inc. *	262,733	5,141,685
Intellia Therapeutics, Inc. *	487,447	3,348,761
Ionis Pharmaceuticals, Inc. *	749,787	25,125,362
Iovance Biotherapeutics, Inc. *	1,083,635	1,896,361
Ironwood Pharmaceuticals, Inc. *	657,750	394,058
iTeos Therapeutics, Inc. *	131,257	1,315,195
Janux Therapeutics, Inc. *	154,232	3,670,722
Keros Therapeutics, Inc. *	163,092	2,307,752
SECURITY	NUMBER OF SHARES	VALUE ($)
Kodiak Sciences, Inc. *	150,872	512,965
Krystal Biotech, Inc. *	120,190	15,139,132
Kura Oncology, Inc. *	375,831	2,138,478
Kymera Therapeutics, Inc. *	220,572	6,537,754
Kyverna Therapeutics, Inc. *	103,998	265,195
LENZ Therapeutics, Inc. *	78,398	2,289,222
Lexicon Pharmaceuticals, Inc. *(a)	886,811	555,676
Ligand Pharmaceuticals, Inc. *	90,023	9,199,450
Liquidia Corp. *	227,109	3,388,466
Lyell Immunopharma, Inc. *	887,699	387,658
MacroGenics, Inc. *	305,581	415,590
Madrigal Pharmaceuticals, Inc. *	80,857	22,256,698
MannKind Corp. *	1,303,252	5,408,496
Maravai LifeSciences Holdings, Inc., Class A *	556,575	1,252,294
Maze Therapeutics, Inc. *(a)	40,380	404,204
MBX Biosciences, Inc. *(a)	49,891	619,646
Mesa Laboratories, Inc.	25,681	2,584,022
Metsera, Inc. *(a)	72,325	1,932,524
MiMedx Group, Inc. *	559,130	3,595,206
Mind Medicine MindMed, Inc. *(a)	309,310	2,245,591
Mineralys Therapeutics, Inc. *	176,116	2,743,887
Mirum Pharmaceuticals, Inc. *	191,989	8,535,831
Monte Rosa Therapeutics, Inc. *	204,141	853,309
Myriad Genetics, Inc. *	428,587	1,795,780
Nektar Therapeutics *	766,696	555,471
Neumora Therapeutics, Inc. *	394,707	282,729
Novavax, Inc. *(a)	767,299	5,631,975
Nurix Therapeutics, Inc. *	338,585	3,599,159
Nuvalent, Inc., Class A *	180,924	13,498,740
Nuvation Bio, Inc. *	1,227,381	2,602,048
Ocular Therapeutix, Inc. *	607,683	4,867,541
Olema Pharmaceuticals, Inc. *	227,587	1,201,659
Omeros Corp. *(a)	280,322	866,195
OmniAb, Inc. *	471,184	598,404
Organogenesis Holdings, Inc. *	330,389	905,266
Organon & Co.	1,222,267	11,269,302
ORIC Pharmaceuticals, Inc. *	213,348	1,743,053
Pacific Biosciences of California, Inc. *(a)	1,230,842	1,186,162
Pacira BioSciences, Inc. *	218,792	5,653,585
Perrigo Co. PLC	649,273	17,381,038
Perspective Therapeutics, Inc. *	245,224	630,226
Phathom Pharmaceuticals, Inc. *(a)	208,047	884,200
Phibro Animal Health Corp., Class A	95,464	2,331,231
Pliant Therapeutics, Inc. *	252,373	340,704
Praxis Precision Medicines, Inc. *	82,369	3,175,325
Precigen, Inc. *(a)	723,428	954,925
Prelude Therapeutics, Inc. *	81,125	71,869
Prestige Consumer Healthcare, Inc. *	235,468	20,172,544
Prime Medicine, Inc. *(a)	305,393	360,364
ProKidney Corp. *(a)	413,209	298,667
Protagonist Therapeutics, Inc. *	283,276	13,447,112
Prothena Corp. PLC *	178,386	818,792
PTC Therapeutics, Inc. *	367,027	17,808,150
Quanterix Corp. *	170,907	888,716
Rapport Therapeutics, Inc. *	38,958	322,183
Recursion Pharmaceuticals, Inc., Class A *(a)	1,382,886	5,780,463
REGENXBIO, Inc. *	220,217	1,948,920
Relay Therapeutics, Inc. *	612,027	1,836,081
Replimune Group, Inc. *	314,544	2,824,605
Revolution Medicines, Inc. *	825,100	32,508,940
Rhythm Pharmaceuticals, Inc. *	248,608	15,247,129
Rocket Pharmaceuticals, Inc. *	404,461	1,015,197
Sage Therapeutics, Inc. *	257,803	1,665,407
Sana Biotechnology, Inc. *(a)	601,429	1,305,101
Sangamo Therapeutics, Inc. *	896,097	416,685
Savara, Inc. *	547,790	1,248,961

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Scholar Rock Holding Corp. *	352,584	10,228,462
Septerna, Inc. *(a)	77,597	717,772
Seres Therapeutics, Inc. *(a)	34,986	246,651
SIGA Technologies, Inc.	194,333	1,162,111
Sionna Therapeutics, Inc. *(a)	49,534	678,120
Soleno Therapeutics, Inc. *	125,219	9,184,814
Sotera Health Co. *	727,479	8,904,343
SpringWorks Therapeutics, Inc. *	353,057	16,491,292
Spyre Therapeutics, Inc. *	239,734	3,663,136
Standard BioTools, Inc. *	1,462,917	1,477,546
Stoke Therapeutics, Inc. *	192,441	1,835,887
Summit Therapeutics, Inc. *(a)	665,811	12,127,747
Supernus Pharmaceuticals, Inc. *	262,808	8,331,014
Syndax Pharmaceuticals, Inc. *	406,792	4,287,588
Tango Therapeutics, Inc. *	304,884	676,842
Tarsus Pharmaceuticals, Inc. *	165,308	7,099,979
TG Therapeutics, Inc. *	633,096	22,228,001
Theravance Biopharma, Inc. *	169,798	1,555,350
Third Harmonic Bio, Inc. *	99,065	516,129
Travere Therapeutics, Inc. *	369,625	5,551,767
Twist Bioscience Corp. *	284,257	8,328,730
Tyra Biosciences, Inc. *	94,881	863,417
Ultragenyx Pharmaceutical, Inc. *	438,107	14,908,781
uniQure NV *	238,876	3,456,536
Upstream Bio, Inc. *(a)	72,399	668,243
Vanda Pharmaceuticals, Inc. *	271,966	1,180,332
Vaxcyte, Inc. *	543,664	17,663,643
Ventyx Biosciences, Inc. *	276,304	469,717
Vera Therapeutics, Inc. *	260,329	4,933,235
Veracyte, Inc. *	369,112	9,822,070
Vericel Corp. *	234,992	9,703,995
Verve Therapeutics, Inc. *	322,504	1,435,143
Viking Therapeutics, Inc. *	530,099	14,206,653
Vir Biotechnology, Inc. *	442,952	2,188,183
Viridian Therapeutics, Inc. *	321,670	4,477,646
WaVe Life Sciences Ltd. *	561,103	3,372,229
Xencor, Inc. *	334,913	2,679,304
Y-mAbs Therapeutics, Inc. *	156,521	719,997
Zenas Biopharma, Inc. *(a)	64,570	614,706
Zentalis Pharmaceuticals, Inc. *	258,124	312,330
Zura Bio Ltd. *(a)	169,841	171,539
		1,182,351,595

Real Estate Management & Development 0.5%
Anywhere Real Estate, Inc. *	457,397	1,596,316
Compass, Inc., Class A *	1,985,367	11,733,519
Cushman & Wakefield PLC *	1,086,885	10,901,457
eXp World Holdings, Inc.	403,022	3,433,747
Forestar Group, Inc. *	89,311	1,710,306
FRP Holdings, Inc. *	62,323	1,690,200
Howard Hughes Holdings, Inc. *	144,395	9,863,622
Kennedy-Wilson Holdings, Inc.	560,303	3,569,130
Marcus & Millichap, Inc.	114,387	3,295,490
Newmark Group, Inc., Class A	657,707	7,241,354
Opendoor Technologies, Inc. *(a)	3,018,084	1,968,394
RE/MAX Holdings, Inc., Class A *	87,922	663,811
Redfin Corp. *	586,443	5,858,566
RMR Group, Inc., Class A	73,702	1,112,900
Seaport Entertainment Group, Inc. *(a)	38,431	750,942
Seritage Growth Properties, Class A *	164,709	464,479
St. Joe Co.	180,992	8,092,152
Star Holdings *	57,227	362,247
Tejon Ranch Co. *	115,525	1,928,112
		76,236,744

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Inc., Class A *	233,938	5,275,302
Aehr Test Systems *(a)	131,138	1,251,057
Allegro MicroSystems, Inc. *	621,874	15,764,506
Alpha & Omega Semiconductor Ltd. *	113,837	2,415,621
Ambarella, Inc. *	185,683	9,774,353
Amkor Technology, Inc.	537,464	9,685,101
Axcelis Technologies, Inc. *	154,799	8,721,376
Blaize Holdings, Inc. *(a)	261,208	525,028
CEVA, Inc. *	110,801	2,078,627
Cirrus Logic, Inc. *	252,380	24,824,097
Cohu, Inc. *	223,018	3,806,917
Credo Technology Group Holding Ltd. *	683,663	41,676,097
Diodes, Inc. *	220,309	9,781,720
FormFactor, Inc. *	369,226	11,021,396
Ichor Holdings Ltd. *	161,439	2,547,507
Impinj, Inc. *	109,778	12,524,572
indie Semiconductor, Inc., Class A *(a)	781,171	2,070,103
Kulicke & Soffa Industries, Inc.	253,777	8,158,931
MACOM Technology Solutions Holdings, Inc. *	282,697	34,378,782
MaxLinear, Inc. *	368,388	4,195,939
MKS, Inc.	319,781	26,282,800
Navitas Semiconductor Corp. *(a)	624,969	3,187,342
PDF Solutions, Inc. *	145,631	2,577,669
Penguin Solutions, Inc. *	251,848	4,472,820
Photronics, Inc. *	301,536	5,038,667
Power Integrations, Inc.	270,044	13,429,288
Rambus, Inc. *	506,122	27,062,343
Rigetti Computing, Inc. *(a)	1,173,476	14,210,794
Semtech Corp. *	408,556	15,251,395
Silicon Laboratories, Inc. *	154,152	18,579,941
SiTime Corp. *	90,758	17,794,921
SkyWater Technology, Inc. *	103,817	938,506
SolarEdge Technologies, Inc. *	276,411	4,936,700
Synaptics, Inc. *	185,660	10,909,382
Ultra Clean Holdings, Inc. *	213,280	4,131,234
Veeco Instruments, Inc. *	275,853	5,326,721
Wolfspeed, Inc. *(a)	731,139	870,055
		385,477,610

Software & Services 7.2%
8x8, Inc. *	606,592	994,811
A10 Networks, Inc.	348,821	6,020,650
ACI Worldwide, Inc. *	497,501	23,014,396
Adeia, Inc.	516,630	6,633,529
Agilysys, Inc. *	106,868	11,318,390
Alarm.com Holdings, Inc. *	235,059	13,492,387
Alkami Technology, Inc. *	315,285	9,029,762
Amplitude, Inc., Class A *	399,790	4,953,398
Appfolio, Inc., Class A *	110,294	23,290,784
Appian Corp., Class A *	202,173	6,368,449
Applied Digital Corp. *(a)	841,821	5,749,637
Asana, Inc., Class A *	400,600	7,174,746
ASGN, Inc. *	210,371	11,109,692
Aurora Innovation, Inc. *	4,952,715	30,013,453
AvePoint, Inc. *	491,148	9,159,910
BigCommerce Holdings, Inc. *	319,753	1,611,555
Bill Holdings, Inc. *	446,025	19,482,372
Blackbaud, Inc. *	181,100	11,269,853
BlackLine, Inc. *	246,730	13,799,609
Blend Labs, Inc., Class A *	917,568	3,358,299
Box, Inc., Class A *	682,694	25,819,487
Braze, Inc., Class A *	325,237	11,968,722
C3.ai, Inc., Class A *	544,228	14,471,023

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	2,252,105	19,773,482
Cipher Mining, Inc. *	1,073,893	3,350,546
Cleanspark, Inc. *	1,324,767	11,432,739
Clear Secure, Inc., Class A	445,400	11,023,650
Clearwater Analytics Holdings, Inc., Class A *	1,059,962	24,485,122
Commvault Systems, Inc. *	208,938	38,266,995
Confluent, Inc., Class A *	1,227,363	28,266,170
Consensus Cloud Solutions, Inc. *	85,468	1,877,732
Core Scientific, Inc. *	1,327,794	14,141,006
Couchbase, Inc. *	198,565	3,588,070
CS Disco, Inc. *	101,404	399,532
Daily Journal Corp. *	4,475	1,885,899
Digimarc Corp. *	69,964	915,129
Digital Turbine, Inc. *	443,387	2,092,787
DigitalOcean Holdings, Inc. *	302,795	8,569,098
Dolby Laboratories, Inc., Class A	290,655	21,584,040
Domo, Inc., Class B *	160,795	2,042,096
DoubleVerify Holdings, Inc. *	665,359	9,142,033
Dropbox, Inc., Class A *	1,028,888	29,693,708
DXC Technology Co. *	859,476	13,064,035
E2open Parent Holdings, Inc. *	1,011,397	3,246,584
EverCommerce, Inc. *	86,319	864,053
Expensify, Inc., Class A *	247,092	546,073
Fastly, Inc., Class A *	618,160	4,500,205
Five9, Inc. *	356,211	9,443,154
Freshworks, Inc., Class A *	896,936	13,696,213
Gitlab, Inc., Class A *	582,721	26,519,633
Grid Dynamics Holdings, Inc. *	291,862	3,657,031
Hackett Group, Inc.	117,942	2,891,938
Hut 8 Corp. *	394,075	6,017,525
Informatica, Inc., Class A *	394,362	9,468,632
Intapp, Inc. *	252,689	13,928,218
InterDigital, Inc.	122,198	26,548,737
Jamf Holding Corp. *	301,670	3,167,535
Kaltura, Inc. *	368,472	781,161
Klaviyo, Inc., Class A *	426,250	14,492,500
Kyndryl Holdings, Inc. *	1,104,933	43,136,584
LivePerson, Inc. *	358,578	259,288
LiveRamp Holdings, Inc. *	313,337	10,208,519
MARA Holdings, Inc. *	1,612,840	22,773,301
Meridianlink, Inc. *	123,782	2,065,922
N-able, Inc. *	340,294	2,650,890
nCino, Inc. *	439,123	11,548,935
NCR Voyix Corp. *	692,699	7,682,032
NextNav, Inc. *	313,884	3,939,244
Olo, Inc., Class A *	528,982	4,607,433
ON24, Inc. *	172,919	983,909
OneSpan, Inc.	171,237	2,727,805
Onestream, Inc. *	245,138	6,878,572
PagerDuty, Inc. *	427,801	6,100,442
Pegasystems, Inc.	212,237	20,831,062
Progress Software Corp.	206,110	12,688,132
PROS Holdings, Inc. *	206,002	3,623,575
Q2 Holdings, Inc. *	288,351	25,236,480
Qualys, Inc. *	173,798	24,079,713
Rackspace Technology, Inc. *	357,623	407,690
Rapid7, Inc. *	301,743	6,925,002
RingCentral, Inc., Class A *	379,179	9,832,111
Riot Platforms, Inc. *	1,423,937	11,491,172
Rubrik, Inc., Class A *	414,013	39,476,140
Samsara, Inc., Class A *	1,202,476	55,963,233
SEMrush Holdings, Inc., Class A *	156,408	1,539,055
SentinelOne, Inc., Class A *	1,399,933	24,652,820
ServiceTitan, Inc., Class A *(a)	43,769	4,843,915
Silvaco Group, Inc. *	40,681	188,353
SoundHound AI, Inc., Class A *(a)	1,713,117	17,319,613
Sprinklr, Inc., Class A *	528,198	4,457,991
SECURITY	NUMBER OF SHARES	VALUE ($)
Sprout Social, Inc., Class A *	242,728	5,298,752
SPS Commerce, Inc. *	180,188	25,363,263
Telos Corp. *	251,751	634,413
Tenable Holdings, Inc. *	569,307	18,343,072
Teradata Corp. *	452,920	9,946,123
Terawulf, Inc. *	1,468,818	5,184,928
Tucows, Inc., Class A *	47,491	921,325
Unisys Corp. *	327,122	1,560,372
Varonis Systems, Inc. *	534,406	25,480,478
Verint Systems, Inc. *	296,045	5,192,629
Vertex, Inc., Class A *	246,671	9,760,771
Weave Communications, Inc. *	190,392	1,837,283
Workiva, Inc. *	245,245	16,502,536
Xperi, Inc. *	208,737	1,626,061
Yext, Inc. *	519,981	3,489,073
Zeta Global Holdings Corp., Class A *	1,010,428	13,277,024
		1,189,005,011

Technology Hardware & Equipment 3.8%
908 Devices, Inc. *(a)	121,310	689,041
ADTRAN Holdings, Inc. *	339,301	2,724,587
Advanced Energy Industries, Inc.	179,241	20,573,282
Aeva Technologies, Inc. *	154,944	2,830,827
Arlo Technologies, Inc. *	475,773	6,813,069
Avnet, Inc.	411,000	20,554,110
Badger Meter, Inc.	139,803	34,701,901
Bel Fuse, Inc., Class B	56,295	4,154,571
Belden, Inc.	191,378	20,324,344
Benchmark Electronics, Inc.	170,922	6,242,071
Calix, Inc. *	280,241	12,958,344
Clearfield, Inc. *	55,073	2,043,759
CommScope Holding Co., Inc. *	1,031,556	6,230,598
Corsair Gaming, Inc. *	212,422	1,867,189
Crane NXT Co.	233,610	12,523,832
CTS Corp.	142,170	5,784,897
Daktronics, Inc. *	189,175	2,807,357
Diebold Nixdorf, Inc. *	179,197	8,631,920
Digi International, Inc. *	176,084	5,706,882
ePlus, Inc. *	124,865	8,911,615
Evolv Technologies Holdings, Inc. *	511,228	2,791,305
Extreme Networks, Inc. *	631,804	9,900,369
Fabrinet *	170,930	39,804,469
FARO Technologies, Inc. *	88,996	3,770,761
Harmonic, Inc. *	552,647	4,984,876
Insight Enterprises, Inc. *	130,030	16,954,612
IonQ, Inc. *	935,015	37,718,505
IPG Photonics Corp. *	125,156	8,292,837
Itron, Inc. *	214,152	24,755,971
Kimball Electronics, Inc. *	116,471	2,108,125
Knowles Corp. *	417,084	6,844,348
Lightwave Logic, Inc. *(a)	568,995	557,615
Littelfuse, Inc.	117,967	24,190,313
Lumentum Holdings, Inc. *	328,323	23,731,186
Methode Electronics, Inc.	164,741	1,309,691
MicroVision, Inc. *(a)	1,082,192	1,190,411
Mirion Technologies, Inc. *	889,939	16,997,835
Napco Security Technologies, Inc.	174,374	4,865,035
NETGEAR, Inc. *	137,729	4,039,592
NetScout Systems, Inc. *	341,341	7,796,228
nLight, Inc. *	227,867	3,447,628
Novanta, Inc. *	170,737	21,140,655
OSI Systems, Inc. *	74,231	16,264,754
Ouster, Inc. *	205,366	2,511,626
PAR Technology Corp. *	184,438	12,091,755
PC Connection, Inc.	58,818	3,846,697
Plexus Corp. *	128,179	16,824,776
Ribbon Communications, Inc. *	436,496	1,475,357
Rogers Corp. *	80,239	5,341,510

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sandisk Corp. *	546,562	20,599,922
Sanmina Corp. *	258,093	21,857,896
ScanSource, Inc. *	102,376	4,133,943
SmartRent, Inc. *	781,753	660,034
TTM Technologies, Inc. *	484,765	14,475,083
Viasat, Inc. *	403,867	3,525,759
Viavi Solutions, Inc. *	1,055,456	9,615,204
Vishay Intertechnology, Inc.	532,204	7,488,110
Vontier Corp.	706,164	25,245,363
Xerox Holdings Corp.	542,068	2,650,713
		622,875,065

Telecommunication Services 0.9%
Anterix, Inc. *	89,731	2,385,947
AST SpaceMobile, Inc., Class A *(a)	760,210	17,538,045
ATN International, Inc.	47,328	672,531
Bandwidth, Inc., Class A *	121,664	1,705,729
Cogent Communications Holdings, Inc.	201,011	9,188,213
Frontier Communications Parent, Inc. *	1,052,378	38,127,655
Globalstar, Inc. *	240,772	4,444,651
Gogo, Inc. *	279,282	2,963,182
IDT Corp., Class B	97,805	6,023,810
Iridium Communications, Inc.	517,380	13,141,452
Liberty Latin America Ltd., Class C *	757,213	3,786,065
Lumen Technologies, Inc. *	4,813,252	18,867,948
Shenandoah Telecommunications Co.	219,947	2,766,933
Telephone & Data Systems, Inc.	464,099	15,946,442
U.S. Cellular Corp. *	67,039	4,154,407
		141,713,010

Transportation 1.8%
Alaska Air Group, Inc. *	583,799	29,732,883
Allegiant Travel Co. *	68,472	3,805,674
ArcBest Corp.	110,239	6,910,883
Avis Budget Group, Inc. *	79,937	9,735,527
Covenant Logistics Group, Inc., Class A	74,748	1,696,780
Forward Air Corp. *	93,702	1,572,320
Frontier Group Holdings, Inc. *	385,665	1,550,373
FTAI Infrastructure, Inc.	544,817	3,328,832
Genco Shipping & Trading Ltd.	203,984	2,700,748
GXO Logistics, Inc. *	567,914	23,363,982
Heartland Express, Inc.	201,442	1,802,906
Hertz Global Holdings, Inc. *(a)	587,571	3,848,590
Hub Group, Inc., Class A	288,291	9,718,290
JetBlue Airways Corp. *	1,446,517	7,304,911
Joby Aviation, Inc. *(a)	2,290,433	17,911,186
Kirby Corp. *	272,949	30,199,077
Landstar System, Inc.	167,708	23,012,892
Lyft, Inc., Class A *	1,750,999	26,685,225
Marten Transport Ltd.	274,336	3,577,342
Matson, Inc.	158,047	17,835,604
Proficient Auto Logistics, Inc. *(a)	75,206	606,160
RXO, Inc. *	669,342	10,394,881
Ryder System, Inc.	200,063	29,435,269
Schneider National, Inc., Class B	222,823	5,162,809
SkyWest, Inc. *	191,849	19,463,081
Sun Country Airlines Holdings, Inc. *	183,766	2,128,010
Universal Logistics Holdings, Inc.	33,303	801,270
Werner Enterprises, Inc.	295,023	7,655,847
Wheels Up Experience, Inc. *(a)	418,314	547,991
		302,489,343

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.2%
ALLETE, Inc.	274,749	17,869,675
American States Water Co.	179,139	14,128,693
Avista Corp.	377,349	14,531,710
Black Hills Corp.	340,233	19,893,423
California Water Service Group	281,890	13,319,302
Chesapeake Utilities Corp.	108,503	13,257,982
Clearway Energy, Inc., Class C	548,330	16,872,114
H2O America	143,860	7,549,773
Hawaiian Electric Industries, Inc. *	820,770	8,765,824
IDACORP, Inc.	253,156	30,112,906
MDU Resources Group, Inc.	970,515	16,683,153
MGE Energy, Inc.	171,605	15,499,364
Middlesex Water Co.	85,327	4,944,700
Montauk Renewables, Inc. *	300,433	552,797
National Fuel Gas Co.	429,994	35,491,705
New Jersey Resources Corp.	476,044	21,845,659
Northwest Natural Holding Co.	191,365	7,840,224
Northwestern Energy Group, Inc.	291,386	16,122,387
Oklo, Inc. *(a)	341,528	18,005,356
ONE Gas, Inc.	269,124	20,119,710
Ormat Technologies, Inc.	273,088	20,298,631
Otter Tail Corp.	198,241	15,300,240
Portland General Electric Co.	519,806	22,039,774
Southwest Gas Holdings, Inc.	286,371	20,570,029
Spire, Inc.	277,436	20,885,382
Sunnova Energy International, Inc. *	513,801	111,700
Talen Energy Corp. *	218,321	53,259,408
TXNM Energy, Inc.	428,308	24,280,781
UGI Corp.	1,020,015	36,781,741
Unitil Corp.	76,998	4,221,800
York Water Co.	67,489	2,204,191
		533,360,134
Total Common Stocks (Cost $15,391,670,146)		16,540,738,662

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)	7,698,628	7,698,628
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)(d)	214,841,242	214,841,242
		222,539,870
Total Short-Term Investments (Cost $222,539,870)		222,539,870
Total Investments in Securities (Cost $15,614,210,016)		16,763,278,532

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/20/25	195	20,165,925	107,317

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $197,742,335.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at May 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Tupperware Brands Corp.	$257,710	$5,053	($12,934 )	($2,469,867 )	$2,220,038	$—	—	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	—	824,759	(861,005)	(1,238,472)	3,151,820	—	—	79,754

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	3,540,938	450,344	(356,929)	(88,621)	(292,419)	—	—	31,037

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	2,096,513	288,543	(235,023)	(793,938)	275,855	—	—	—
Total	$5,895,161	$1,568,699	($1,465,891 )	($4,590,898 )	$5,355,294	$—		$110,791

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$15,637,792,594	$—	$—	$15,637,792,594
Health Care Equipment & Services	902,946,068	—	0 *	902,946,068
Short-Term Investments [1]	222,539,870	—	—	222,539,870
Futures Contracts [2]	107,317	—	—	107,317
Total	$16,763,385,849	$—	$0	$16,763,385,849

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.0%
Autoliv, Inc.	2,073,421	213,189,147
Ford Motor Co.	111,682,968	1,159,269,208
		1,372,458,355

Banks 4.2%
1st Source Corp.	482,087	29,195,189
Bank OZK	3,021,073	133,924,166
Banner Corp.	984,140	60,672,231
Cathay General Bancorp	2,037,283	87,307,763
Central Pacific Financial Corp.	770,575	20,574,353
City Holding Co.	420,743	49,601,392
Columbia Banking System, Inc.	5,998,845	140,252,996
Comerica, Inc.	3,762,801	214,818,309
CVB Financial Corp.	3,762,768	70,551,900
East West Bancorp, Inc.	3,966,374	361,733,309
Fifth Third Bancorp	19,185,202	732,682,864
First Commonwealth Financial Corp.	2,913,175	45,503,794
First Financial Corp.	305,951	15,860,500
German American Bancorp, Inc.	846,313	32,341,851
International Bancshares Corp.	1,529,425	95,787,888
Lakeland Financial Corp.	731,386	43,788,080
Northwest Bancshares, Inc.	3,647,429	44,790,428
OFG Bancorp	1,311,323	53,947,828
Preferred Bank	356,502	29,807,132
Regions Financial Corp.	26,003,901	557,523,637
S&T Bancorp, Inc.	1,098,419	40,268,041
		2,860,933,651

Capital Goods 7.8%
Fastenal Co.	32,782,181	1,355,215,362
Lockheed Martin Corp.	6,035,897	2,911,595,995
MSC Industrial Direct Co., Inc., Class A	1,278,129	103,784,075
Snap-on, Inc.	1,502,297	481,861,763
Watsco, Inc.	996,536	442,033,473
		5,294,490,668

Commercial & Professional Services 2.5%
Ennis, Inc.	739,695	13,810,106
Insperity, Inc.	1,014,281	65,644,266
Kforce, Inc.	493,391	20,130,353
Paychex, Inc.	9,164,500	1,447,166,195
Robert Half, Inc.	2,902,165	132,890,135
		1,679,641,055

Consumer Discretionary Distribution & Retail 4.8%
Best Buy Co., Inc.	5,590,666	370,549,342
Buckle, Inc.	856,647	36,501,729
Home Depot, Inc.	7,482,304	2,755,657,740
Signet Jewelers Ltd.	1,259,496	83,844,649
		3,246,553,460

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.3%
Carter's, Inc.	1,033,299	32,414,590
Ethan Allen Interiors, Inc.	646,112	16,882,906
Oxford Industries, Inc.	420,566	22,575,983
Whirlpool Corp.	1,575,798	123,054,066
		194,927,545

Consumer Services 1.4%
Darden Restaurants, Inc.	3,361,840	720,139,746
Vail Resorts, Inc.	1,072,217	171,736,997
Wendy's Co.	4,887,109	55,713,043
		947,589,786

Consumer Staples Distribution & Retail 1.8%
Target Corp.	13,180,568	1,239,105,198

Energy 18.7%
APA Corp.	10,587,140	180,087,251
Chevron Corp.	19,168,413	2,620,322,057
ConocoPhillips	32,524,626	2,775,976,829
Coterra Energy, Inc.	21,075,550	512,346,621
EOG Resources, Inc.	16,092,502	1,747,162,942
Halliburton Co.	25,135,206	492,398,686
HF Sinclair Corp.	4,571,363	165,163,345
Murphy Oil Corp.	3,929,026	82,234,514
ONEOK, Inc.	17,751,515	1,435,032,473
Ovintiv, Inc.	7,448,404	266,801,831
Schlumberger NV	40,403,745	1,335,343,772
Valero Energy Corp.	9,057,946	1,168,203,296
		12,781,073,617

Financial Services 2.0%
Artisan Partners Asset Management, Inc., Class A	2,003,056	80,723,157
Cohen & Steers, Inc.	765,104	58,790,591
Federated Hermes, Inc.	2,228,201	94,030,082
Janus Henderson Group PLC	3,635,272	132,069,432
Moelis & Co., Class A	2,017,558	115,222,737
Radian Group, Inc.	4,263,102	145,584,933
T. Rowe Price Group, Inc.	6,356,281	594,884,339
Virtus Investment Partners, Inc.	189,085	32,276,810
Western Union Co.	9,657,415	89,620,811
		1,343,202,892

Food, Beverage & Tobacco 15.7%
Altria Group, Inc.	48,491,036	2,939,041,692
Archer-Daniels-Midland Co.	13,680,328	660,349,432
Coca-Cola Co.	41,249,838	2,974,113,320
Flowers Foods, Inc.	5,598,494	94,614,549
General Mills, Inc.	15,883,890	861,859,871
Hershey Co.	4,227,082	679,249,807
PepsiCo, Inc.	18,785,993	2,469,418,780
		10,678,647,451

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 2.1%
Interparfums, Inc.	513,723	69,979,347
Kimberly-Clark Corp.	9,541,485	1,371,683,884
		1,441,663,231

Insurance 2.6%
American Financial Group, Inc.	2,065,686	256,103,750
AMERISAFE, Inc.	545,315	25,886,103
Cincinnati Financial Corp.	4,472,394	674,526,463
CNA Financial Corp.	621,617	29,781,671
Fidelity National Financial, Inc.	7,437,742	407,365,129
Unum Group	4,806,807	392,764,200
		1,786,427,316

Materials 2.8%
Amcor PLC	41,353,340	376,728,927
CF Industries Holdings, Inc.	4,978,960	451,641,462
FMC Corp.	3,569,626	144,784,031
Huntsman Corp.	4,658,574	51,896,514
LyondellBasell Industries NV, Class A	7,433,407	419,913,161
Packaging Corp. of America	2,551,251	492,825,156
		1,937,789,251

Media & Entertainment 0.6%
Interpublic Group of Cos., Inc.	10,659,974	255,412,977
Nexstar Media Group, Inc.	834,320	142,184,814
		397,597,791

Pharmaceuticals, Biotechnology & Life Sciences 14.5%
AbbVie, Inc.	13,665,448	2,543,276,527
Amgen, Inc.	9,131,594	2,631,542,759
Bristol-Myers Squibb Co.	48,324,787	2,333,120,717
Merck & Co., Inc.	31,020,375	2,383,605,615
		9,891,545,618

Semiconductors & Semiconductor Equipment 4.4%
Skyworks Solutions, Inc.	4,569,701	315,446,460
Texas Instruments, Inc.	14,781,348	2,702,769,482
		3,018,215,942

Technology Hardware & Equipment 4.2%
Cisco Systems, Inc.	45,196,824	2,849,207,785

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 4.3%
Verizon Communications, Inc.	67,478,731	2,966,365,015

Transportation 3.0%
United Parcel Service, Inc., Class B	20,925,551	2,041,078,244

Utilities 0.0%
Clearway Energy, Inc., Class A	986,233	28,452,822
Total Common Stocks (Cost $66,952,583,092)		67,996,966,693

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (a)	47,193,544	47,193,544
Total Short-Term Investments (Cost $47,193,544)		47,193,544
Total Investments in Securities (Cost $66,999,776,636)		68,044,160,237

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones Industrial Average Index, e-mini, expires 06/20/25	667	141,050,490	(871,835)
S&P 400 Mid-Cap Index, e-mini, expires 06/20/25	85	25,534,850	(494,573)
			(1,366,408)

(a)	The rate shown is the annualized 7-day yield.

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended May 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at May 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 5/31/25	BALANCE OF SHARES HELD AT 5/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	$—	$7,760,515	($28,112,438 )	($28,570,114 )	$28,285,421	$—	—	$278,082

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$67,996,966,693	$—	$—	$67,996,966,693
Short-Term Investments [1]	47,193,544	—	—	47,193,544
Liabilities
Futures Contracts [2]	(1,366,408)	—	—	(1,366,408)
Total	$68,042,793,829	$—	$—	$68,042,793,829

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG89948MAY25